UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 29, 2004

Date of reporting period:         August 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                          WELLS
                                                                          FARGO

                                                                          FUNDS

                               [GRAPHIC OMITTED]

      Wells Fargo OUTLOOK FUNDS(R)

            SEMI-ANNUAL REPORT

                    WELLS FARGO OUTLOOK TODAY FUND(R)

                    WELLS FARGO OUTLOOK 2010 FUND(SM)

                    WELLS FARGO OUTLOOK 2020 FUND(SM)

                    WELLS FARGO OUTLOOK 2030 FUND(SM)

                    WELLS FARGO OUTLOOK 2040 FUND(SM)

                                                                 AUGUST 31, 2004

                                                       WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Performance Highlights ....................................................    2
--------------------------------------------------------------------------------

Fund Expenses .............................................................    9
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
  OUTLOOK TODAY FUND ......................................................   12
  OUTLOOK 2010 FUND .......................................................   25
  OUTLOOK 2020 FUND .......................................................   38
  OUTLOOK 2030 FUND .......................................................   51
  OUTLOOK 2040 FUND .......................................................   62

Financial Statements
--------------------------------------------------------------------------------
  Statement of Assets and Liabilities .....................................   77
  Statement of Operations .................................................   78
  Statements of Changes in Net Assets .....................................   80
  Financial Highlights ....................................................   84

Notes to Financial Statements .............................................   90
--------------------------------------------------------------------------------

Other Information .........................................................   97
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   99
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                    WELLS FARGO OUTLOOK FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO OUTLOOK FUNDS(R) semi-annual report for the six-month period ended August 31, 2004. On the following pages, you will find a discussion of the WELLS FARGO OUTLOOK FUNDS, including performance highlights, the strategic outlook and facts and figures about each Fund's portfolio.

WE'VE SIMPLIFIED AND ENHANCED OUR OUTLOOK FUNDS
--------------------------------------------------------------------------------

      In the recent six-month period, we made two changes to the OUTLOOK FUNDS. First, the OUTLOOK FUNDS seek exposure to U.S. and foreign equity markets and U.S. bond markets by investing in securities that comprise certain indices. Effective July 1, 2004, we reduced the number of these indices from fifteen to the following six: the Russell 1000(R) Growth, Russell 1000(R) Value, Russell 2000(R) Growth, Russell 2000(R) Value, Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) and Lehman Brothers U.S. Treasury 3-5 Year Indices. This change reduced the amount of overlap among the various indices.

      Second, on June 30, 2004, we added a Select Class of shares to the OUTLOOK FUNDS to meet the needs of our institutional investors.

THE ECONOMY: INTEREST RATES UP, MARKETS FLAT
--------------------------------------------------------------------------------

      The Federal Reserve Board (the Fed) raised short-term interest rates by 0.25%, from 1% to 1.25% at the end of June, and stated that it will continue to take a "measured" approach to keeping economic growth and possible inflation in check. The markets remained flat with the year-to-date return on the S&P 500 Index nearly equal to the return from a 10-year U.S. Treasury bond yield--both holding close to zero. Trading volume remained low, but was stimulated by activities like the rise and fall of oil prices and interest rates. This uninspiring market activity contrasts strong economic growth, with corporate profits keeping an impressive pace rising more than 20 percent since the beginning of the year. In addition, for the first time in almost four years, job creation was positive--leading to a rise in disposable personal income and an improvement in consumer confidence.

STOCKS, BONDS AND INVESTORS CAUTIOUS
--------------------------------------------------------------------------------

      Although the stock market trended toward the low end of its trading range in 2004, trading volume on the New York Stock Exchange recently inched higher, with more stocks advancing than declining. Overall, price volatility remained low and returns averaged near zero so far in 2004. The 10-year U.S. Treasury bond yield remained about 4.5%--not much higher than it has been for the last two years. Overall, investors seemed to be cautious about the markets and appear to be waiting for the November 2004 presidential election results.

OUR COMMITMENT TO SHAREHOLDERS
--------------------------------------------------------------------------------

      Sometimes a cautious, or "wait and see," approach to investing may be what's comfortable to some investors, particularly when major events are about to unfold, such as an election or a change in economic policy. But inactivity could have an adverse effect on reaching your financial goals. During all market conditions, it is important to ensure that your investment portfolio is properly diversified. Each WELLS FARGO OUTLOOK FUND represents a diversified portfolio of domestic and international stocks and domestic bonds. In sum, the Funds are designed to maximize assets consistent with the risk tolerance of a particular investor group. As an investor matures and his or her investment time horizon decreases, the Funds systematically move to more conservative asset mixes.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      Each of the WELLS FARGO OUTLOOK FUNDS(R) (each, a Fund, and collectively, the Funds) seek to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors may be willing to accept given their investment time horizons.

ADVISER                                      SUB-ADVISER
   Wells Fargo Funds Management, LLC             Barclays Global Fund Advisors

FUND MANAGERS                                INCEPTION DATE
   Team Managed                                  03/01/94

HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The WELLS FARGO OUTLOOK TODAY FUND Class A shares returned (1.18)%,(1) excluding sales charges, over the six-month period, outperforming the other WELLS FARGO OUTLOOK FUNDS due to its greater exposure to bonds, which outperformed stocks during the period.

      The WELLS FARGO OUTLOOK 2010 FUND Class A shares returned (1.63)%,(1) excluding sales charges, over the six-month reporting period.

      Because the WELLS FARGO OUTLOOK 2020 FUND invests in a higher percentage of equities than the WELLS FARGO OUTLOOK 2010 and OUTLOOK TODAY FUNDS, it underperformed those Funds that had higher exposure to bonds. The Fund's Class A shares returned (2.51)%,(1) excluding sales charges, over the six-month reporting period.

      The WELLS FARGO OUTLOOK 2030 FUND Class A shares returned (3.05)%,(1) excluding sales charges, over the six-month reporting period.

      The WELLS FARGO OUTLOOK 2040 FUND Class A shares returned (3.61)%,(1) excluding sales charges, over the six-month reporting period.

      As equity prices fell, the WELLS FARGO OUTLOOK FUNDS with longer time horizons, and consequently higher equity allocations, such as the WELLS FARGO OUTLOOK 2040 FUND with 89% of its portfolio invested in stocks as of August 31, 2004, underperformed the WELLS FARGO OUTLOOK FUNDS with shorter time horizons and lower equity allocations.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month period, a long-awaited uptick in hiring, along with accelerated consumer spending and upgraded profit forecasts, turned doubt over the sustainability of an economic recovery into optimism over continued global growth. The Fed raised interest rates from their lowest levels in decades in an attempt to keep inflation subdued. Growth in China helped to revitalize the world economy, including Japan's economy, which saw its fastest growth in over eight years. However, continued concerns over worldwide terrorism and a surge in oil prices to the highest levels in decades curtailed growth and kept many investors on the sidelines. As signs of investor concern emerged over the period, equities declined and bond yields stayed at their lowest levels in 45 years. This adversely impacted the performance of all the OUTLOOK FUNDS over the period, especially those Funds with longer time horizons, such as the OUTLOOK 2040 FUND.

      In general, domestic large cap stocks outperformed small cap stocks, with small-cap value stocks outperforming small-cap growth stocks during the reporting period. International stocks slightly outperformed domestic stocks. Government bonds outperformed both intermediate- and short-term bonds and money market instruments over the reporting period.

WHAT CHANGES DID YOU MAKE TO THE FUNDS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The OUTLOOK FUNDS seek exposure to U.S. and foreign equity markets by investing in securities that comprise certain indices. Effective July 1, 2004, the OUTLOOK FUNDS reduced the number of these indices from fifteen to six. This reduction did not materially affect the OUTLOOK FUNDS' portfolio holdings or portfolio turnover rates. This reduction reduced the amount of overlap among the various underlying indices.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While the labor market has improved, it remains unclear how consumers will react to the evaporation of last year's tax cuts and the lowest mortgage rates in a generation. Inflation prospects look no worse for the U.S. than elsewhere, particularly Europe, yet it was U.S. Government bonds that bore the brunt of investors' concern about emerging inflation. While U.S. Government bonds do not look cheap by historic standards, they could potentially be a good value compared to markets elsewhere. Despite the fact that many investment analysts are showing the most optimism in 20 years, anxious investors may continue to stay on the sidelines. With the U.S. dollar looking vulnerable once more, we believe that the U.S. equity market may outperform most others. The U.S. dollar's recent rallies appear to have stalled, and with interest rates set to remain low by international standards, we believe that the currency can potentially remain out of favor.

THE VIEWS EXPRESSED ARE AS OF AUGUST 31, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO OUTLOOK FUNDS(R).

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF AUGUST 31, 2004)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          INCLUDING SALES CHARGE                      EXCLUDING SALES CHARGE
                                                   -------------------------------------     ---------------------------------------
   FUND NAME                                       6-months*   1-Year   5-Year   10-Year     6-months*   1-Year    5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - A               (6.86)      0.04     2.62     5.43        (1.18)      6.12      3.84      6.06
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - B               (6.53)      0.32     2.90     5.51        (1.53)      5.32      3.25      5.51
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - C               (2.51)      4.39     3.29     5.51        (1.51)      5.39      3.29      5.51
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - I                                                         (1.02)      6.45      4.08      6.18
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - Select                                                    (1.02)      6.45      4.08      6.18
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - A                (7.31)      1.27     1.05     6.84        (1.63)      7.48      2.25      7.48
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - B                (7.08)      1.66     1.28     6.89        (2.08)      6.66      1.66      6.89
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - C                (3.06)      5.64     1.66     6.89        (2.06)      6.64      1.66      6.89
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - I                                                          (1.55)      7.75      2.44      7.58
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - Select                                                     (1.46)      7.84      2.46      7.59
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - A                (8.11)      2.53    (1.00)    7.24        (2.51)      8.76      0.19      7.87
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - B                (7.90)      2.94    (0.79)    7.29        (2.90)      7.94     (0.38)     7.29
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - C                (3.88)      7.00    (0.37)    7.29        (2.88)      8.00     (0.37)     7.29
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - I                                                          (2.41)      9.09      0.45      8.02
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - Select                                                     (2.34)      9.17      0.47      8.03
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - A                (8.65)      3.93    (1.86)    7.82        (3.05)     10.31     (0.69)     8.46
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - B                (8.46)      4.48    (1.67)    7.86        (3.46)      9.48     (1.25)     7.86
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - C                (4.46)      8.53    (1.25)    7.85        (3.46)      9.53     (1.25)     7.85
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - I                                                          (2.95)     10.65     (0.45)     8.59
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - Select                                                     (2.95)     10.65     (0.45)     8.59
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - A                (9.16)      4.85    (3.31)    8.02        (3.61)     11.21     (2.16)     8.66
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - B                (8.97)      5.41    (3.16)    8.05        (3.97)     10.41     (2.71)     8.05
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - C                (5.04)      9.34    (2.73)    8.04        (4.04)     10.34     (2.73)     8.04
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - I                                                          (3.50)     11.55     (1.88)     8.82
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - Select                                                     (3.43)     11.63     (1.87)     8.82
------------------------------------------------------------------------------------------------------------------------------------
   iMoneyNet All Taxable Money Fund Average(2)                                                 0.31       0.57      2.87      4.65
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Treasury 3-5 Year Index(3)                                             1.15       6.13      7.67      7.47
------------------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley Capital International/ Europe,
     Australasia and Far East Index4 (MSCI/EAFE)                                              (2.06)     22.64     (1.16)     3.42
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000(R) Index(5)                                                                   (3.26)     11.31     (0.92)    10.47
------------------------------------------------------------------------------------------------------------------------------------

*Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE, INCLUDING SALES CHARGES, ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(6) (AS OF AUGUST 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

WELLS FARGO OUTLOOK TODAY FUND
Cash       (1%)
Bonds     (64%)
Stocks    (35%)

WELLS FARGO OUTLOOK 2010 FUND
Cash       (1%)
Bonds     (51%)
Stocks    (48%)

WELLS FARGO OUTLOOK 2020 FUND
Cash       (1%)
Bonds     (34%)
Stocks    (65%)

WELLS FARGO OUTLOOK 2030 FUND
Cash       (1%)
Bonds     (21%)
Stocks    (78%)

WELLS FARGO OUTLOOK 2040 FUND
Cash       (1%)
Bonds     (10%)
Stocks    (89%)

FUND CHARACTERISTICS(6) (AS OF AUGUST 31, 2004)
--------------------------------------------------------------------------------

                                                 WELLS FARGO    WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                   OUTLOOK        OUTLOOK         OUTLOOK         OUTLOOK          OUTLOOK
                                                 TODAY FUND      2010 FUND       2020 FUND       2030 FUND        2040 FUND
-----------------------------------------------------------------------------------------------------------------------------
   Weighted Average Coupon of Bond Portfolio         3.50%           3.58%           3.35%            3.40%           3.26%
-----------------------------------------------------------------------------------------------------------------------------
   Weighted Average Maturity of Bond Portfolio   4.2 years       4.2 years       4.2 years        4.2 years       4.2 years
-----------------------------------------------------------------------------------------------------------------------------
   Estimated Duration of Bond Portfolio          3.8 years       3.8 years       3.8 years        3.8 years       3.8 years
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION BY ASSET CLASS(6) (AS OF AUGUST 31, 2004)
--------------------------------------------------------------------------------

                                                WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO    WELLS FARGO
                                                  OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK        OUTLOOK
                                                TODAY FUND       2010 FUND       2020 FUND       2030 FUND      2040 FUND
   DOMESTIC STOCKS
-----------------------------------------------------------------------------------------------------------------------------
   Large Cap Value                                   10%             15%             21%            26%             30%
-----------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth                                  11%             16%             23%            28%             33%
-----------------------------------------------------------------------------------------------------------------------------
   Mid/Small Cap Value                                2%              2%              2%             2%              3%
-----------------------------------------------------------------------------------------------------------------------------
   Mid/Small Cap Growth                               3%              3%              3%             3%              3%
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DOMESTIC STOCKS                             26%             36%             49%            59%             69%
-----------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL STOCKS                               9%             12%             16%            19%             20%
-----------------------------------------------------------------------------------------------------------------------------
   BONDS                                             64%             51%             34%            21%             10%
-----------------------------------------------------------------------------------------------------------------------------
   CASH EQUIVALENTS                                   1%              1%              1%             1%              1%
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL                                            100%            100%            100%           100%            100%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT CHARTS(7)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO OUTLOOK    WELLS FARGO OUTLOOK      IMONEYNET ALL TAXABLE       MSCI         RUSSELL     LB TREASURY
                 TODAY CLASS A          TODAY CLASS I           MONEY FUND AVERAGE     EAFE INDEX    3000 INDEX      3-5 YEAR
              -------------------    -------------------      ---------------------    ----------    ----------    -----------
 Aug-94               9,421                10,000.00                10,000.00           10,000.00     10,000.00       $10,000
 Sep-94               9,293                 9,864.00                10,035.00            9,685.00      9,787.00        $9,896
 Oct-94               9,321                 9,895.00                10,072.13           10,007.51      9,948.49        $9,892
 Nov-94               9,206                 9,773.00                10,110.40            9,526.15      9,585.37        $9,827
 Dec-94               9,245                 9,813.00                10,153.88            9,586.16      9,734.90        $9,854
 Jan-95               9,400                 9,978.00                10,198.56            9,218.06      9,948.09       $10,030
 Feb-95               9,623                10,215.00                10,241.39            9,191.32     10,353.97       $10,257
 Mar-95               9,714                10,311.00                10,289.52            9,764.86     10,611.79       $10,314
 Apr-95               9,851                10,457.00                10,336.86           10,132.02     10,888.76       $10,444
 May-95              10,126                10,749.00                10,385.44           10,011.45     11,284.02       $10,791
 Jun-95              10,221                10,850.00                10,432.17            9,836.25     11,610.13       $10,865
 Jul-95              10,321                10,955.00                10,480.16           10,449.05     12,076.85       $10,858
 Aug-95              10,390                11,029.00                10,527.32           10,050.94     12,184.34       $10,950
 Sep-95              10,506                11,152.00                10,572.59           10,246.93     12,657.09       $11,025
 Oct-95              10,536                11,184.00                10,620.17            9,971.29     12,548.24       $11,158
 Nov-95              10,706                11,365.00                10,665.83           10,248.49     13,105.38       $11,313
 Dec-95              10,832                11,498.00                10,712.76           10,661.51     13,319.00       $11,432
 Jan-96              10,934                11,606.00                10,758.83           10,705.22     13,705.25       $11,546
 Feb-96              10,872                11,541.00                10,800.79           10,741.62     13,908.09       $11,404
 Mar-96              10,849                11,516.00                10,845.07           10,969.34     14,048.56       $11,318
 Apr-96              10,859                11,527.00                10,887.37           11,288.55     14,315.48       $11,270
 May-96              10,870                11,538.00                10,932.00           11,080.84     14,681.96       $11,245
 Jun-96              10,940                11,613.00                10,974.64           11,142.89     14,634.97       $11,369
 Jul-96              10,846                11,513.00                11,019.63           10,817.52     13,869.56       $11,402
 Aug-96              10,909                11,580.00                11,064.82           10,841.31     14,289.81       $11,407
 Sep-96              11,137                11,821.00                11,109.07           11,129.69     15,067.18       $11,569
 Oct-96              11,305                12,001.00                11,154.62           11,016.17     15,342.91       $11,783
 Nov-96              11,580                12,292.00                11,199.24           11,454.61     16,424.58       $11,938
 Dec-96              11,486                12,192.00                11,246.28           11,306.85     16,227.49       $11,848
 Jan-97              11,594                12,307.00                11,292.39           10,911.11     17,124.87       $11,893
 Feb-97              11,605                12,318.00                11,334.17           11,090.05     17,143.71       $11,903
 Mar-97              11,445                12,149.00                11,380.64           11,129.98     16,367.10       $11,811
 Apr-97              11,631                12,347.00                11,427.30           11,188.97     17,173.99       $11,958
 May-97              11,883                12,614.00                11,476.44           11,917.37     18,346.98       $12,051
 Jun-97              12,089                12,832.00                11,524.64           12,574.01     19,110.21       $12,163
 Jul-97              12,410                13,173.00                11,574.19           12,777.71     20,608.45       $12,429
 Aug-97              12,244                12,997.00                11,623.96           11,823.22     19,771.75       $12,360
 Sep-97              12,494                13,262.00                11,672.78           12,485.32     20,892.81       $12,507
 Oct-97              12,472                13,238.00                11,722.98           11,525.20     20,190.81       $12,671
 Nov-97              12,550                13,321.00                11,772.21           11,407.64     20,964.12       $12,685
 Dec-97              12,684                13,464.00                11,824.01           11,506.89     21,383.40       $12,796
 Jan-98              12,792                13,578.00                11,876.04           12,032.75     21,494.59       $12,996
 Feb-98              12,996                13,795.00                11,922.35           12,805.25     23,031.46       $12,964
 Mar-98              13,173                13,983.00                11,973.62           13,199.66     24,173.82       $12,997
 Apr-98              13,245                14,060.00                12,022.71           13,303.93     24,410.72       $13,058
 May-98              13,221                14,034.00                12,074.41           13,238.74     23,807.77       $13,152
 Jun-98              13,356                14,177.00                12,123.91           13,339.36     24,612.48       $13,240
 Jul-98              13,331                14,151.00                12,176.05           13,474.09     24,164.53       $13,288
 Aug-98              13,026                13,827.00                12,228.40           11,804.65     20,462.52       $13,580
 Sep-98              13,338                14,158.00                12,278.54           11,442.24     21,858.07       $13,953
 Oct-98              13,572                14,406.00                12,327.65           12,634.53     23,517.10       $13,989
 Nov-98              13,732                14,577.00                12,374.50           13,281.41     24,956.34       $13,919
 Dec-98              13,970                14,829.00                12,422.76           13,804.70     26,543.57       $13,956
 Jan-99              14,062                14,927.00                12,469.97           13,763.29     27,446.05       $14,027
 Feb-99              13,826                14,676.00                12,512.36           13,435.72     26,474.46       $13,788
 Mar-99              14,000                14,861.00                12,558.66           13,995.99     27,446.07       $13,890
 Apr-99              14,146                15,016.00                12,603.87           14,562.83     28,683.89       $13,924
 May-99              13,987                14,847.00                12,650.51           13,812.84     28,138.89       $13,804
 Jun-99              14,145                15,015.00                12,696.05           14,351.54     29,559.91       $13,844
 Jul-99              14,078                14,944.00                12,744.29           14,777.78     28,664.24       $13,842
 Aug-99              14,051                14,915.00                12,793.99           14,832.46     28,337.47       $13,879
 Sep-99              14,075                14,940.00                12,843.89           14,982.27     27,612.03       $13,999
 Oct-99              14,250                15,126.00                12,896.55           15,544.10     29,343.30       $14,002
 Nov-99              14,385                15,255.00                12,949.43           16,083.49     30,164.92       $13,999
 Dec-99              14,598                15,470.00                13,005.11           17,527.78     32,089.44       $13,944
 Jan-00              14,332                15,204.00                13,062.33           16,414.77     30,831.53       $13,877
 Feb-00              14,444                15,322.00                13,117.19           16,856.33     31,118.27       $13,992
 Mar-00              14,814                15,712.00                13,176.22           17,510.35     33,554.83       $14,182
 Apr-00              14,701                15,593.00                13,235.51           16,589.31     32,373.70       $14,156
 May-00              14,658                15,549.00                13,299.04           16,184.53     31,464.00       $14,215
 Jun-00              14,910                15,810.00                13,362.88           16,817.34     32,395.33       $14,451
 Jul-00              14,896                15,795.00                13,431.03           16,112.70     31,821.93       $14,545
 Aug-00              15,195                16,124.00                13,499.53           16,252.88     34,183.12       $14,710
 Sep-00              15,098                16,032.00                13,565.68           15,461.36     32,634.62       $14,850
 Oct-00              15,127                16,062.00                13,634.86           15,096.47     32,171.21       $14,951
 Nov-00              15,041                15,987.00                13,703.04           14,530.36     29,205.03       $15,175
 Dec-00              15,234                16,184.00                13,772.92           15,046.18     29,695.67       $15,460
 Jan-01              15,434                16,410.00                13,839.03           15,038.66     30,711.26       $15,657
 Feb-01              15,280                16,233.00                13,894.39           13,910.76     27,904.25       $15,812
 Mar-01              15,177                16,133.00                13,952.74           12,982.91     26,084.90       $15,944
 Apr-01              15,332                16,312.00                14,004.37           13,885.22     28,176.91       $15,868
 May-01              15,363                16,344.00                14,051.98           13,395.08     28,402.32       $15,931
 Jun-01              15,332                16,324.00                14,094.14           12,847.22     27,879.72       $15,980
 Jul-01              15,472                16,472.00                14,135.01           12,613.40     27,419.70       $16,301
 Aug-01              15,379                16,373.00                14,173.18           12,294.28     25,801.94       $16,457
 Sep-01              15,300                16,285.00                14,207.19           11,048.87     23,526.21       $16,850
 Oct-01              15,552                16,549.00                14,235.61           11,331.72     24,074.37       $17,120
 Nov-01              15,693                16,714.00                14,258.38           11,749.86     25,928.10       $16,891
 Dec-01              15,738                16,757.00                14,278.35           11,819.18     26,293.68       $16,778
 Jan-02              15,627                16,640.00                14,296.91           11,191.59     25,965.01       $16,846
 Feb-02              15,595                16,623.00                14,312.63           11,269.93     25,435.33       $17,004
 Mar-02              15,722                16,751.00                14,329.81           11,879.63     26,549.39       $16,696
 Apr-02              15,594                16,634.00                14,345.57           11,958.04     25,155.55       $17,029
 May-02              15,610                16,650.00                14,362.79           12,109.90     24,863.74       $17,189
 Jun-02              15,321                16,343.00                14,378.59           11,627.93     23,073.56       $17,424
 Jul-02              15,015                16,021.00                14,394.40           10,480.25     21,239.21       $17,866
 Aug-02              15,128                16,139.00                14,410.24           10,456.15     21,339.03       $18,115
 Sep-02              14,646                15,630.00                14,424.65            9,333.16     19,096.30       $18,540
 Oct-02              15,020                16,040.00                14,439.07            9,834.35     20,616.37       $18,507
 Nov-02              15,295                16,330.00                14,452.07           10,280.83     21,863.66       $18,262
 Dec-02              15,105                16,133.00                14,463.63            9,935.39     20,628.36       $18,685
 Jan-03              14,922                15,958.00                14,473.75            9,521.09     20,122.96       $18,597
 Feb-03              14,872                15,905.00                14,482.44            9,302.10     19,790.94       $18,864
 Mar-03              14,873                15,916.00                14,491.13            9,119.78     19,998.74       $18,862
 Apr-03              15,356                16,426.00                14,499.82           10,013.52     21,632.64       $18,909
 May-03              15,856                16,970.00                14,508.52           10,620.34     22,939.25       $19,288
 Jun-03              15,950                17,064.00                14,515.78           10,877.35     23,248.93       $19,239
 Jul-03              15,849                16,958.00                14,523.03           11,140.58     23,781.33       $18,722
 Aug-03              15,983                17,117.00                14,528.84           11,409.07     24,309.27       $18,728
 Sep-03              16,169                17,324.00                14,534.65           11,760.76     24,044.30       $19,220
 Oct-03              16,387                17,555.00                14,540.47           12,493.80     25,498.98       $18,986
 Nov-03              16,455                17,626.00                14,546.28           12,771.56     25,850.87       $18,959
 Dec-03              16,827                18,051.00                14,553.56           13,769.34     27,032.25       $19,143
 Jan-04              16,978                18,211.00                14,559.38           13,964.05     27,597.23       $19,248
 Feb-04              17,164                18,407.00                14,565.20           14,286.40     27,969.79       $19,471
 Mar-04              17,166                18,405.00                14,571.03           14,366.40     27,636.95       $19,649
 Apr-04              16,776                18,011.00                14,576.86           14,041.72     27,064.87       $19,095
 May-04              16,793                18,029.00                14,582.69           14,089.47     27,457.31       $19,027
 Jun-04              16,944                18,202.00                14,589.98           14,398.03     28,003.71       $19,080
 Jul-04              16,774                18,004.00                14,598.73           13,930.09     26,945.17       $19,222
 Aug-04              16,961                18,220.00                14,608.95           13,991.38     27,055.64       $19,556


 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                          IMONEYNET ALL
                   WELLS FARGO      WELLS FARGO                              TAXABLE
                  OUTLOOK 2010     OUTLOOK 2010      LEHMAN BROTHERS        MONEY FUND      MSCI EAFE
                     CLASS A          CLASS I       TREASURY 3-5 YEAR        AVERAGE          INDEX          RUSSELL 3000 INDEX
                  ------------     ------------     -----------------     -------------     ---------        ------------------
  8/31/1994           9,423           10,000              $10,000            $10,000         $10,000                $10,000
  9/30/1994           9,278            9,847               $9,896            $10,035          $9,685                 $9,787
 10/31/1994           9,355            9,928               $9,892            $10,072         $10,008                 $9,949
 11/30/1994           9,154            9,715               $9,827            $10,110          $9,526                 $9,586
 12/31/1994           9,228            9,793               $9,854            $10,154          $9,586                 $9,735
  1/31/1995           9,403            9,978              $10,030            $10,199          $9,218                 $9,949
  2/28/1995           9,694           10,287              $10,257            $10,241          $9,191                $10,355
  3/31/1995           9,844           10,447              $10,314            $10,290          $9,765                $10,612
  4/30/1995          10,030           10,645              $10,444            $10,337         $10,132                $10,890
  5/31/1995          10,383           11,019              $10,791            $10,385         $10,011                $11,285
  6/30/1995          10,523           11,167              $10,865            $10,432          $9,836                $11,612
  7/31/1995          10,721           11,377              $10,858            $10,480         $10,449                $12,078
  8/31/1995          10,760           11,419              $10,950            $10,527         $10,051                $12,185
  9/30/1995          10,968           11,639              $11,025            $10,573         $10,247                $12,657
 10/31/1995          10,968           11,639              $11,158            $10,620          $9,971                $12,548
 11/30/1995          11,236           11,924              $11,313            $10,666         $10,248                $13,104
 12/31/1995          11,402           12,100              $11,432            $10,713         $10,662                $13,318
  1/31/1996          11,605           12,315              $11,546            $10,759         $10,705                $13,705
  2/29/1996          11,574           12,283              $11,404            $10,801         $10,742                $13,907
  3/31/1996          11,588           12,298              $11,318            $10,845         $10,969                $14,047
  4/30/1996          11,670           12,384              $11,270            $10,887         $11,289                $14,313
  5/31/1996          11,751           12,471              $11,245            $10,932         $11,081                $14,680
  6/30/1996          11,811           12,534              $11,369            $10,975         $11,143                $14,632
  7/31/1996          11,574           12,283              $11,402            $11,020         $10,818                $13,866
  8/31/1996          11,677           12,392              $11,407            $11,065         $10,841                $14,287
  9/30/1996          12,046           12,784              $11,569            $11,109         $11,130                $15,064
 10/31/1996          12,264           13,015              $11,783            $11,155         $11,016                $15,340
 11/30/1996          12,762           13,543              $11,938            $11,199         $11,455                $16,422
 12/31/1996          12,600           13,371              $11,848            $11,246         $11,307                $16,224
  1/31/1997          12,875           13,663              $11,893            $11,292         $10,911                $17,122
  2/28/1997          12,917           13,708              $11,903            $11,334         $11,090                $17,141
  3/31/1997          12,658           13,433              $11,811            $11,381         $11,130                $16,365
  4/30/1997          13,011           13,808              $11,958            $11,427         $11,189                $17,171
  5/31/1997          13,481           14,306              $12,051            $11,476         $11,917                $18,344
  6/30/1997          13,844           14,692              $12,163            $11,525         $12,574                $19,106
  7/31/1997          14,414           15,297              $12,429            $11,574         $12,778                $20,604
  8/31/1997          13,994           14,852              $12,360            $11,624         $11,823                $19,769
  9/30/1997          14,443           15,328              $12,507            $11,673         $12,485                $20,890
 10/31/1997          14,237           15,109              $12,671            $11,723         $11,525                $20,188
 11/30/1997          14,454           15,339              $12,685            $11,772         $11,408                $20,961
 12/31/1997          14,650           15,547              $12,796            $11,824         $11,507                $21,381
  1/31/1998          14,801           15,707              $12,996            $11,876         $12,033                $21,492
  2/28/1998          15,301           16,238              $12,964            $11,922         $12,805                $23,029
  3/31/1998          15,691           16,652              $12,997            $11,974         $13,200                $24,170
  4/30/1998          15,808           16,776              $13,058            $12,023         $13,304                $24,408
  5/31/1998          15,703           16,664              $13,152            $12,074         $13,239                $23,806
  6/30/1998          15,976           16,955              $13,240            $12,124         $13,339                $24,611
  7/31/1998          15,906           16,880              $13,288            $12,176         $13,474                $24,164
  8/31/1998          14,893           15,805              $13,580            $12,228         $11,805                $20,462
  9/30/1998          15,406           16,349              $13,953            $12,279         $11,442                $21,858
 10/31/1998          16,034           17,016              $13,989            $12,328         $12,635                $23,517
 11/30/1998          16,449           17,457              $13,919            $12,374         $13,281                $24,956
 12/31/1998          16,945           17,983              $13,956            $12,423         $13,805                $26,542
  1/31/1999          17,198           18,252              $14,027            $12,470         $13,763                $27,443
  2/28/1999          16,818           17,848              $13,788            $12,512         $13,436                $26,471
  3/31/1999          17,149           18,199              $13,890            $12,559         $13,996                $27,443
  4/30/1999          17,493           18,565              $13,924            $12,604         $14,563                $28,681
  5/31/1999          17,213           18,267              $13,804            $12,651         $13,813                $28,136
  6/30/1999          17,594           18,672              $13,844            $12,696         $14,352                $29,558
  7/31/1999          17,402           18,468              $13,842            $12,744         $14,778                $28,662
  8/31/1999          17,338           18,400              $13,879            $12,794         $14,832                $28,336
  9/30/1999          17,277           18,335              $13,999            $12,844         $14,982                $27,612
 10/31/1999          17,703           18,787              $14,002            $12,897         $15,544                $29,344
 11/30/1999          17,987           19,061              $13,999            $12,949         $16,083                $30,165
 12/31/1999          18,487           19,586              $13,944            $13,005         $17,528                $32,090
  1/31/2000          17,996           19,068              $13,877            $13,062         $16,415                $30,832
  2/29/2000          18,080           19,157              $13,992            $13,117         $16,856                $31,117
  3/31/2000          18,818           19,946              $14,182            $13,176         $17,510                $33,555
  4/30/2000          18,508           19,634              $14,156            $13,236         $16,589                $32,373
  5/31/2000          18,352           19,471              $14,215            $13,299         $16,185                $31,463
  6/30/2000          18,730           19,870              $14,451            $13,363         $16,817                $32,395
  7/31/2000          18,602           19,735              $14,545            $13,431         $16,113                $31,822
  8/31/2000          19,085           20,259              $14,710            $13,500         $16,253                $34,182
  9/30/2000          18,783           19,906              $14,850            $13,566         $15,461                $32,635
 10/31/2000          18,768           19,891              $14,951            $13,635         $15,096                $32,170
 11/30/2000          18,325           19,425              $15,175            $13,703         $14,530                $29,205
 12/31/2000          18,560           19,668              $15,460            $13,773         $15,046                $29,696
  1/31/2001          18,905           20,047              $15,657            $13,839         $15,039                $30,711
  2/28/2001          18,335           19,447              $15,812            $13,894         $13,911                $27,905
  3/31/2001          17,947           19,035              $15,944            $13,953         $12,983                $26,086
  4/30/2001          18,475           19,591              $15,868            $14,004         $13,885                $28,178
  5/31/2001          18,490           19,623              $15,931            $14,052         $13,395                $28,405
  6/30/2001          18,322           19,445              $15,980            $14,094         $12,847                $27,881
  7/31/2001          18,352           19,477              $16,301            $14,135         $12,613                $27,421
  8/31/2001          18,018           19,125              $16,457            $14,173         $12,294                $25,803
  9/30/2001          17,497           18,589              $16,850            $14,207         $11,049                $23,526
 10/31/2001          17,834           18,943              $17,120            $14,236         $11,332                $24,073
 11/30/2001          18,277           19,410              $16,891            $14,258         $11,750                $25,928
 12/31/2001          18,367           19,519              $16,778            $14,278         $11,819                $26,293
  1/31/2002          18,180           19,323              $16,846            $14,297         $11,192                $25,963
  2/28/2002          18,072           19,225              $17,004            $14,313         $11,270                $25,433
  3/31/2002          18,422           19,591              $16,696            $14,330         $11,880                $26,548
  4/30/2002          18,017           19,180              $17,029            $14,346         $11,958                $25,155
  5/31/2002          17,986           19,147              $17,189            $14,363         $12,110                $24,863
  6/30/2002          17,348           18,473              $17,424            $14,379         $11,628                $23,074
  7/31/2002          16,753           17,844              $17,866            $14,394         $10,480                $21,239
  8/31/2002          16,862           17,959              $18,115            $14,410         $10,456                $21,340
  9/30/2002          15,853           16,893              $18,540            $14,425          $9,333                $19,097
 10/31/2002          16,578           17,675              $18,507            $14,439          $9,834                $20,618
 11/30/2002          17,081           18,208              $18,262            $14,452         $10,281                $21,866
 12/31/2002          16,671           17,766              $18,685            $14,464          $9,935                $20,629
  1/31/2003          16,416           17,514              $18,597            $14,474          $9,521                $20,125
  2/28/2003          16,289           17,379              $18,864            $14,482          $9,302                $19,794
  3/31/2003          16,323           17,410              $18,862            $14,491          $9,120                $20,002
  4/30/2003          17,025           18,171              $18,909            $14,500         $10,014                $21,635
  5/31/2003          17,695           18,897              $19,288            $14,509         $10,620                $22,941
  6/30/2003          17,823           19,029              $19,239            $14,516         $10,877                $23,251
  7/31/2003          17,823           19,029              $18,722            $14,523         $11,141                $23,784
  8/31/2003          18,031           19,267              $18,728            $14,529         $11,409                $24,311
  9/30/2003          18,187           19,429              $19,220            $14,535         $11,761                $24,047
 10/31/2003          18,589           19,872              $18,986            $14,540         $12,494                $25,502
 11/30/2003          18,701           19,991              $18,959            $14,546         $12,772                $25,854
 12/31/2003          19,265           20,607              $19,143            $14,554         $13,769                $27,036
  1/31/2004          19,475           20,846              $19,248            $14,559         $13,964                $27,600
  2/29/2004          19,700           21,086              $19,471            $14,565         $14,286                $27,972
  3/31/2004          19,656           21,038              $19,649            $14,571         $14,366                $27,640
  4/30/2004          19,236           20,592              $19,095            $14,577         $14,042                $27,068
  5/31/2004          19,301           20,677              $19,027            $14,583         $14,089                $27,460
  6/30/2004          19,510           20,898              $19,080            $14,590         $14,398                $28,007
  7/31/2004          19,185           20,570              $19,222            $14,599         $13,930                $26,948
  8/31/2004          19,380           20,760              $19,556            $14,609         $13,991                $27,059

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT CHARTS(7)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO       WELLS FARGO
                OUTLOOK 2020      OUTLOOK 2020        LEHMAN BROTHERS       IMONEYNET ALL TAXABLE     MSCI EAFE      RUSSELL 3000
                   CLASS A           CLASS I         TREASURY 3-5 YEAR        MONEY FUND AVERAGE        INDEX           INDEX
                ------------      ------------       -----------------      ---------------------     ---------      ------------
  Aug-94            9,426             10,000                $10,000                10,000.00           $10,000         $10,000
  Sep-94            9,245              9,808                 $9,896                10,035.00            $9,685          $9,787
  Oct-94            9,350              9,919                 $9,892                10,072.13           $10,008          $9,948
  Nov-94            9,112              9,667                 $9,827                10,110.40            $9,526          $9,585
  Dec-94            9,205              9,765                 $9,854                10,153.88            $9,586          $9,735
  Jan-95            9,405              9,978                $10,030                10,198.56            $9,218          $9,948
  Feb-95            9,721             10,313                $10,257                10,241.39            $9,191         $10,354
  Mar-95            9,907             10,510                $10,314                10,289.52            $9,765         $10,612
  Apr-95           10,129             10,745                $10,444                10,336.86           $10,132         $10,889
  May-95           10,495             11,133                $10,791                10,385.44           $10,011         $11,284
  Jun-95           10,672             11,322                $10,865                10,432.17            $9,836         $11,610
  Jul-95           10,924             11,589                $10,858                10,480.16           $10,449         $12,077
  Aug-95           10,953             11,620                $10,950                10,527.32           $10,051         $12,184
  Sep-95           11,211             11,893                $11,025                10,572.59           $10,247         $12,657
  Oct-95           11,172             11,852                $11,158                10,620.17            $9,971         $12,548
  Nov-95           11,503             12,203                $11,313                10,665.83           $10,248         $13,105
  Dec-95           11,702             12,414                $11,432                10,712.76           $10,662         $13,319
  Jan-96           11,961             12,689                $11,546                10,758.83           $10,705         $13,705
  Feb-96           11,951             12,679                $11,404                10,800.79           $10,742         $13,908
  Mar-96           11,991             12,721                $11,318                10,845.07           $10,969         $14,049
  Apr-96           12,102             12,839                $11,270                10,887.37           $11,289         $14,315
  May-96           12,233             12,978                $11,245                10,932.00           $11,081         $14,682
  Jun-96           12,289             13,037                $11,369                10,974.64           $11,143         $14,635
  Jul-96           11,924             12,650                $11,402                11,019.63           $10,818         $13,870
  Aug-96           12,066             12,801                $11,407                11,064.82           $10,841         $14,290
  Sep-96           12,545             13,309                $11,569                11,109.07           $11,130         $15,067
  Oct-96           12,779             13,557                $11,783                11,154.62           $11,016         $15,343
  Nov-96           13,461             14,281                $11,938                11,199.24           $11,455         $16,425
  Dec-96           13,248             14,055                $11,848                11,246.28           $11,307         $16,227
  Jan-97           13,639             14,469                $11,893                11,292.39           $10,911         $17,125
  Feb-97           13,702             14,536                $11,903                11,334.17           $11,090         $17,144
  Mar-97           13,345             14,158                $11,811                11,380.64           $11,130         $16,367
  Apr-97           13,823             14,664                $11,958                11,427.30           $11,189         $17,174
  May-97           14,481             15,363                $12,051                11,476.44           $11,917         $18,347
  Jun-97           14,972             15,884                $12,163                11,524.64           $12,574         $19,110
  Jul-97           15,773             16,734                $12,429                11,574.19           $12,778         $20,608
  Aug-97           15,143             16,065                $12,360                11,623.96           $11,823         $19,772
  Sep-97           15,769             16,729                $12,507                11,672.78           $12,485         $20,893
  Oct-97           15,415             16,354                $12,671                11,722.98           $11,525         $20,191
  Nov-97           15,769             16,729                $12,685                11,772.21           $11,408         $20,964
  Dec-97           16,016             16,991                $12,796                11,824.01           $11,507         $21,383
  Jan-98           16,201             17,187                $12,996                11,876.04           $12,033         $21,495
  Feb-98           16,987             18,021                $12,964                11,922.35           $12,805         $23,031
  Mar-98           17,589             18,660                $12,997                11,973.62           $13,200         $24,174
  Apr-98           17,740             18,820                $13,058                12,022.71           $13,304         $24,411
  May-98           17,531             18,598                $13,152                12,074.41           $13,239         $23,808
  Jun-98           17,956             19,049                $13,240                12,123.91           $13,339         $24,612
  Jul-98           17,804             18,888                $13,288                12,176.05           $13,474         $24,165
  Aug-98           16,055             17,033                $13,580                12,228.40           $11,805         $20,463
  Sep-98           16,733             17,752                $13,953                12,278.54           $11,442         $21,858
  Oct-98           17,705             18,783                $13,989                12,327.65           $12,635         $23,517
  Nov-98           18,396             19,516                $13,919                12,374.50           $13,281         $24,956
  Dec-98           19,157             20,323                $13,956                12,422.76           $13,805         $26,544
  Jan-99           19,565             20,756                $14,027                12,469.97           $13,763         $27,446
  Feb-99           19,029             20,187                $13,788                12,512.36           $13,436         $26,474
  Mar-99           19,530             20,719                $13,890                12,558.66           $13,996         $27,446
  Apr-99           20,094             21,317                $13,924                12,603.87           $14,563         $28,684
  May-99           19,684             20,882                $13,804                12,650.51           $13,813         $28,139
  Jun-99           20,350             21,589                $13,844                12,696.05           $14,352         $29,560
  Jul-99           20,028             21,248                $13,842                12,744.29           $14,778         $28,664
  Aug-99           19,925             21,138                $13,879                12,793.99           $14,832         $28,337
  Sep-99           19,707             20,906                $13,999                12,843.89           $14,982         $27,612
  Oct-99           20,469             21,715                $14,002                12,896.55           $15,544         $29,343
  Nov-99           20,908             22,179                $13,999                12,949.43           $16,083         $30,165
  Dec-99           21,784             23,126                $13,944                13,005.11           $17,528         $32,089
  Jan-00           20,988             22,286                $13,877                13,062.33           $16,415         $30,832
  Feb-00           21,017             22,316                $13,992                13,117.19           $16,856         $31,118
  Mar-00           22,241             23,617                $14,182                13,176.22           $17,510         $33,555
  Apr-00           21,685             23,031                $14,156                13,235.51           $16,589         $32,374
  May-00           21,300             22,639                $14,215                13,299.04           $16,185         $31,464
  Jun-00           21,906             23,274                $14,451                13,362.88           $16,817         $32,395
  Jul-00           21,619             22,987                $14,545                13,431.03           $16,113         $31,822
  Aug-00           22,465             23,893                $14,710                13,499.53           $16,253         $34,183
  Sep-00           21,784             23,164                $14,850                13,565.68           $15,461         $32,635
  Oct-00           21,655             23,028                $14,951                13,634.86           $15,096         $32,171
  Nov-00           20,648             21,968                $15,175                13,703.04           $14,530         $29,205
  Dec-00           20,906             22,239                $15,460                13,772.92           $15,046         $29,696
  Jan-01           21,393             22,768                $15,657                13,839.03           $15,039         $30,711
  Feb-01           20,221             21,518                $15,812                13,894.39           $13,911         $27,904
  Mar-01           19,423             20,677                $15,944                13,952.74           $12,983         $26,085
  Apr-01           20,400             21,723                $15,868                14,004.37           $13,885         $28,177
  May-01           20,385             21,707                $15,931                14,051.98           $13,395         $28,402
  Jun-01           20,038             21,342                $15,980                14,094.14           $12,847         $27,880
  Jul-01           19,931             21,245                $16,301                14,135.01           $12,613         $27,420
  Aug-01           19,272             20,533                $16,457                14,173.18           $12,294         $25,802
  Sep-01           18,213             19,430                $16,850                14,207.19           $11,049         $23,526
  Oct-01           18,597             19,835                $17,120                14,235.61           $11,332         $24,074
  Nov-01           19,413             20,712                $16,891                14,258.38           $11,750         $25,928
  Dec-01           19,545             20,837                $16,778                14,278.35           $11,819         $26,294
  Jan-02           19,249             20,526                $16,846                14,296.91           $11,192         $25,965
  Feb-02           19,094             20,378                $17,004                14,312.63           $11,270         $25,435
  Mar-02           19,592             20,917                $16,696                14,329.81           $11,880         $26,549
  Apr-02           18,985             20,276                $17,029                14,345.57           $11,958         $25,156
  May-02           18,907             20,194                $17,189                14,362.79           $12,110         $24,864
  Jun-02           17,997             19,232                $17,424                14,378.59           $11,628         $23,074
  Jul-02           17,122             18,289                $17,866                14,394.40           $10,480         $21,239
  Aug-02           17,200             18,388                $18,115                14,410.24           $10,456         $21,339
  Sep-02           15,875             16,969                $18,540                14,424.65            $9,333         $19,096
  Oct-02           16,754             17,916                $18,507                14,439.07            $9,834         $20,616
  Nov-02           17,428             18,646                $18,262                14,452.07           $10,281         $21,864
  Dec-02           16,800             17,970                $18,685                14,463.63            $9,935         $20,628
  Jan-03           16,502             17,670                $18,597                14,473.75            $9,521         $20,123
  Feb-03           16,297             17,453                $18,864                14,482.44            $9,302         $19,791
  Mar-03           16,325             17,478                $18,862                14,491.13            $9,120         $19,999
  Apr-03           17,224             18,448                $18,909                14,499.82           $10,014         $21,633
  May-03           18,012             19,285                $19,288                14,508.52           $10,620         $22,939
  Jun-03           18,175             19,470                $19,239                14,515.78           $10,877         $23,249
  Jul-03           18,206             19,520                $18,722                14,523.03           $11,141         $23,781
  Aug-03           18,491             19,823                $18,728                14,528.84           $11,409         $24,309
  Sep-03           18,610             19,963                $19,220                14,534.65           $11,761         $24,044
  Oct-03           19,181             20,586                $18,986                14,540.47           $12,494         $25,499
  Nov-03           19,356             20,771                $18,959                14,546.28           $12,772         $25,851
  Dec-03           20,104             21,566                $19,143                14,553.56           $13,769         $27,032
  Jan-04           20,359             21,854                $19,248                14,559.38           $13,964         $27,597
  Feb-04           20,629             22,158                $19,471                14,565.20           $14,286         $27,970
  Mar-04           20,516             22,037                $19,649                14,571.03           $14,366         $27,637
  Apr-04           20,069             21,562                $19,095                14,576.86           $14,042         $27,065
  May-04           20,181             21,681                $19,027                14,582.69           $14,089         $27,457
  Jun-04           20,464             21,998                $19,080                14,589.98           $14,398         $28,004
  Jul-04           19,968             21,470                $19,222                14,598.73           $13,930         $26,945
  Aug-04           20,112             21,624                $19,556                14,608.95           $13,991         $27,056


 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO      WELLS FARGO
            OUTLOOK 2030     OUTLOOK 2030     LB TREASURY 3-5 YEAR    IMONEYNET ALL TAXABLE     MSCI EAFE     RUSSELL 3000
               CLASS A          CLASS I            BOND INDEX           MONEY FUND AVERAGE        INDEX          INDEX
            ------------     ------------     --------------------    ---------------------     ---------     ------------
 Aug-94          9,425          10,000               $10,000                  $10,000            $10,000         $10,000
 Sep-94          9,211           9,773                $9,896                  $10,035             $9,685          $9,787
 Oct-94          9,344           9,914                $9,892                  $10,072            $10,008          $9,948
 Nov-94          9,079           9,632                $9,827                  $10,110             $9,526          $9,585
 Dec-94          9,192           9,753                $9,854                  $10,154             $9,586          $9,735
 Jan-95          9,402           9,976               $10,030                  $10,199             $9,218          $9,948
 Feb-95          9,728          10,321               $10,257                  $10,241             $9,191         $10,354
 Mar-95          9,942          10,548               $10,314                  $10,290             $9,765         $10,612
 Apr-95         10,192          10,814               $10,444                  $10,337            $10,132         $10,889
 May-95         10,625          11,273               $10,791                  $10,385            $10,011         $11,284
 Jun-95         10,830          11,490               $10,865                  $10,432             $9,836         $11,610
 Jul-95         11,110          11,788               $10,858                  $10,480            $10,449         $12,077
 Aug-95         11,139          11,819               $10,950                  $10,527            $10,051         $12,184
 Sep-95         11,450          12,149               $11,025                  $10,573            $10,247         $12,657
 Oct-95         11,392          12,087               $11,158                  $10,620             $9,971         $12,548
 Nov-95         11,781          12,499               $11,313                  $10,666            $10,248         $13,105
 Dec-95         12,019          12,753               $11,432                  $10,713            $10,662         $13,319
 Jan-96         12,309          13,060               $11,546                  $10,759            $10,705         $13,705
 Feb-96         12,309          13,060               $11,404                  $10,801            $10,742         $13,908
 Mar-96         12,363          13,117               $11,318                  $10,845            $10,969         $14,049
 Apr-96         12,524          13,287               $11,270                  $10,887            $11,289         $14,315
 May-96         12,684          13,458               $11,245                  $10,932            $11,081         $14,682
 Jun-96         12,728          13,505               $11,369                  $10,975            $11,143         $14,635
 Jul-96         12,284          13,033               $11,402                  $11,020            $10,818         $13,870
 Aug-96         12,445          13,205               $11,407                  $11,065            $10,841         $14,290
 Sep-96         13,011          13,804               $11,569                  $11,109            $11,130         $15,067
 Oct-96         13,274          14,084               $11,783                  $11,155            $11,016         $15,343
 Nov-96         14,116          14,977               $11,938                  $11,199            $11,455         $16,425
 Dec-96         13,861          14,707               $11,848                  $11,246            $11,307         $16,227
 Jan-97         14,330          15,204               $11,893                  $11,292            $10,911         $17,125
 Feb-97         14,403          15,281               $11,903                  $11,334            $11,090         $17,144
 Mar-97         13,971          14,823               $11,811                  $11,381            $11,130         $16,367
 Apr-97         14,546          15,434               $11,958                  $11,427            $11,189         $17,174
 May-97         15,341          16,277               $12,051                  $11,476            $11,917         $18,347
 Jun-97         15,951          16,924               $12,163                  $11,525            $12,574         $19,110
 Jul-97         16,949          17,983               $12,429                  $11,574            $12,778         $20,608
 Aug-97         16,119          17,102               $12,360                  $11,624            $11,823         $19,772
 Sep-97         16,919          17,951               $12,507                  $11,673            $12,485         $20,893
 Oct-97         16,445          17,448               $12,671                  $11,723            $11,525         $20,191
 Nov-97         16,898          17,929               $12,685                  $11,772            $11,408         $20,964
 Dec-97         17,208          18,258               $12,796                  $11,824            $11,507         $21,383
 Jan-98         17,398          18,459               $12,996                  $11,876            $12,033         $21,495
 Feb-98         18,436          19,561               $12,964                  $11,922            $12,805         $23,031
 Mar-98         19,223          20,395               $12,997                  $11,974            $13,200         $24,174
 Apr-98         19,402          20,585               $13,058                  $12,023            $13,304         $24,411
 May-98         19,122          20,288               $13,152                  $12,074            $13,239         $23,808
 Jun-98         19,676          20,877               $13,240                  $12,124            $13,339         $24,612
 Jul-98         19,463          20,650               $13,288                  $12,176            $13,474         $24,165
 Aug-98         17,069          18,110               $13,580                  $12,228            $11,805         $20,463
 Sep-98         17,861          18,950               $13,953                  $12,279            $11,442         $21,858
 Oct-98         19,134          20,301               $13,989                  $12,328            $12,635         $23,517
 Nov-98         20,058          21,282               $13,919                  $12,374            $13,281         $24,956
 Dec-98         21,062          22,347               $13,956                  $12,423            $13,805         $26,544
 Jan-99         21,586          22,902               $14,027                  $12,470            $13,763         $27,446
 Feb-99         20,880          22,154               $13,788                  $12,512            $13,436         $26,474
 Mar-99         21,519          22,832               $13,890                  $12,559            $13,996         $27,446
 Apr-99         22,263          23,621               $13,924                  $12,604            $14,563         $28,684
 May-99         21,739          23,065               $13,804                  $12,651            $13,813         $28,139
 Jun-99         22,616          23,995               $13,844                  $12,696            $14,352         $29,560
 Jul-99         22,151          23,502               $13,842                  $12,744            $14,778         $28,664
 Aug-99         21,980          23,320               $13,879                  $12,794            $14,832         $28,337
 Sep-99         21,650          22,971               $13,999                  $12,844            $14,982         $27,612
 Oct-99         22,668          24,050               $14,002                  $12,897            $15,544         $29,343
 Nov-99         23,281          24,673               $13,999                  $12,949            $16,083         $30,165
 Dec-99         24,529          25,997               $13,944                  $13,005            $17,528         $32,089
 Jan-00         23,462          24,872               $13,877                  $13,062            $16,415         $30,832
 Feb-00         23,517          24,945               $13,992                  $13,117            $16,856         $31,118
 Mar-00         25,159          26,673               $14,182                  $13,176            $17,510         $33,555
 Apr-00         24,409          25,897               $14,156                  $13,236            $16,589         $32,374
 May-00         23,854          25,312               $14,215                  $13,299            $16,185         $31,464
 Jun-00         24,662          26,175               $14,451                  $13,363            $16,817         $32,395
 Jul-00         24,286          25,779               $14,545                  $13,431            $16,113         $31,822
 Aug-00         25,429          26,997               $14,710                  $13,500            $16,253         $34,183
 Sep-00         24,342          25,852               $14,850                  $13,566            $15,461         $32,635
 Oct-00         24,174          25,676               $14,951                  $13,635            $15,096         $32,171
 Nov-00         22,766          24,191               $15,175                  $13,703            $14,530         $29,205
 Dec-00         23,059          24,504               $15,460                  $13,773            $15,046         $29,696
 Jan-01         23,657          25,149               $15,657                  $13,839            $15,039         $30,711
 Feb-01         22,039          23,428               $15,812                  $13,894            $13,911         $27,904
 Mar-01         20,925          22,240               $15,944                  $13,953            $12,983         $26,085
 Apr-01         22,196          23,612               $15,868                  $14,004            $13,885         $28,177
 May-01         22,152          23,566               $15,931                  $14,052            $13,395         $28,402
 Jun-01         21,698          23,073               $15,980                  $14,094            $12,847         $27,880
 Jul-01         21,493          22,857               $16,301                  $14,135            $12,613         $27,420
 Aug-01         20,570          21,882               $16,457                  $14,173            $12,294         $25,802
 Sep-01         19,039          20,266               $16,850                  $14,207            $11,049         $23,526
 Oct-01         19,480          20,746               $17,120                  $14,236            $11,332         $24,074
 Nov-01         20,537          21,863               $16,891                  $14,258            $11,750         $25,928
 Dec-01         20,714          22,066               $16,778                  $14,278            $11,819         $26,294
 Jan-02         20,321          21,652               $16,846                  $14,297            $11,192         $25,965
 Feb-02         20,125          21,444               $17,004                  $14,313            $11,270         $25,435
 Mar-02         20,797          22,153               $16,696                  $14,330            $11,880         $26,549
 Apr-02         19,996          21,322               $17,029                  $14,346            $11,958         $25,156
 May-02         19,875          21,194               $17,189                  $14,363            $12,110         $24,864
 Jun-02         18,761          20,001               $17,424                  $14,379            $11,628         $23,074
 Jul-02         17,608          18,797               $17,866                  $14,394            $10,480         $21,239
 Aug-02         17,730          18,925               $18,115                  $14,410            $10,456         $21,339
 Sep-02         16,120          17,205               $18,540                  $14,425             $9,333         $19,096
 Oct-02         17,154          18,317               $18,507                  $14,439             $9,834         $20,616
 Nov-02         17,975          19,203               $18,262                  $14,452            $10,281         $21,864
 Dec-02         17,194          18,384               $18,685                  $14,464             $9,935         $20,628
 Jan-03         16,877          18,047               $18,597                  $14,474             $9,521         $20,123
 Feb-03         16,623          17,778               $18,864                  $14,482             $9,302         $19,791
 Mar-03         16,663          17,816               $18,862                  $14,491             $9,120         $19,999
 Apr-03         17,744          18,963               $18,909                  $14,500            $10,014         $21,633
 May-03         18,682          19,992               $19,288                  $14,509            $10,620         $22,939
 Jun-03         18,879          20,198               $19,239                  $14,516            $10,877         $23,249
 Jul-03         18,863          20,198               $18,722                  $14,523            $11,141         $23,781
 Aug-03         19,246          20,605               $18,728                  $14,529            $11,409         $24,309
 Sep-03         19,398          20,764               $19,220                  $14,535            $11,761         $24,044
 Oct-03         20,102          21,529               $18,986                  $14,540            $12,494         $25,499
 Nov-03         20,342          21,800               $18,959                  $14,546            $12,772         $25,851
 Dec-03         21,235          22,750               $19,143                  $14,554            $13,769         $27,032
 Jan-04         21,574          23,129               $19,248                  $14,559            $13,964         $27,597
 Feb-04         21,898          23,490               $19,471                  $14,565            $14,286         $27,970
 Mar-04         21,754          23,338               $19,649                  $14,571            $14,366         $27,637
 Apr-04         21,235          22,786               $19,095                  $14,577            $14,042         $27,065
 May-04         21,397          22,959               $19,027                  $14,583            $14,089         $27,457
 Jun-04         21,751          23,352               $19,080                  $14,590            $14,398         $28,004
 Jul-04         21,117          22,677               $19,222                  $14,599            $13,930         $26,945
 Aug-04         21,230          22,798               $19,556                  $14,609            $13,991         $27,056

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT charts(7)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO
              OUTLOOK 2040         WELLS FARGO
                CLASS A           OUTLOOK 2040       LB TREASURY 3-5 YEAR    IMONEYNET ALL TAXABLE     MSCI EAFE    RUSSELL 3000
                 10000               CLASS I              BOND INDEX           MONEY FUND AVERAGE        INDEX         INDEX
              ------------        ------------       --------------------    ---------------------     ---------    ------------
 Aug-94           9,424              10,000.0               $10,000                  $10,000            $10,000        $10,000
 Sep-94           9,205               9,767.0                $9,896                  $10,035             $9,685         $9,787
 Oct-94           9,345               9,916.0                $9,892                  $10,072            $10,008         $9,948
 Nov-94           9,046               9,599.0                $9,827                  $10,110             $9,526         $9,585
 Dec-94           9,171               9,731.0                $9,854                  $10,154             $9,586         $9,735
 Jan-95           9,377               9,950.0               $10,030                  $10,199             $9,218         $9,948
 Feb-95           9,724              10,318.0               $10,257                  $10,241             $9,191        $10,354
 Mar-95           9,974              10,583.0               $10,314                  $10,290             $9,765        $10,612
 Apr-95          10,218              10,843.0               $10,444                  $10,337            $10,132        $10,889
 May-95          10,623              11,272.0               $10,791                  $10,385            $10,011        $11,284
 Jun-95          10,864              11,528.0               $10,865                  $10,432             $9,836        $11,610
 Jul-95          11,214              11,899.0               $10,858                  $10,480            $10,449        $12,077
 Aug-95          11,214              11,899.0               $10,950                  $10,527            $10,051        $12,184
 Sep-95          11,561              12,267.0               $11,025                  $10,573            $10,247        $12,657
 Oct-95          11,466              12,166.0               $11,158                  $10,620             $9,971        $12,548
 Nov-95          11,883              12,609.0               $11,313                  $10,666            $10,248        $13,105
 Dec-95          12,125              12,865.0               $11,432                  $10,713            $10,662        $13,319
 Jan-96          12,466              13,228.0               $11,546                  $10,759            $10,705        $13,705
 Feb-96          12,535              13,300.0               $11,404                  $10,801            $10,742        $13,908
 Mar-96          12,615              13,385.0               $11,318                  $10,845            $10,969        $14,049
 Apr-96          12,841              13,625.0               $11,270                  $10,887            $11,289        $14,315
 May-96          13,067              13,865.0               $11,245                  $10,932            $11,081        $14,682
 Jun-96          13,112              13,913.0               $11,369                  $10,975            $11,143        $14,635
 Jul-96          12,589              13,358.0               $11,402                  $11,020            $10,818        $13,870
 Aug-96          12,786              13,567.0               $11,407                  $11,065            $10,841        $14,290
 Sep-96          13,432              14,253.0               $11,569                  $11,109            $11,130        $15,067
 Oct-96          13,680              14,515.0               $11,783                  $11,155            $11,016        $15,343
 Nov-96          14,620              15,513.0               $11,938                  $11,199            $11,455        $16,425
 Dec-96          14,357              15,233.0               $11,848                  $11,246            $11,307        $16,227
 Jan-97          14,959              15,873.0               $11,893                  $11,292            $10,911        $17,125
 Feb-97          15,063              15,983.0               $11,903                  $11,334            $11,090        $17,144
 Mar-97          14,563              15,453.0               $11,811                  $11,381            $11,130        $16,367
 Apr-97          15,241              16,171.0               $11,958                  $11,427            $11,189        $17,174
 May-97          16,209              17,199.0               $12,051                  $11,476            $11,917        $18,347
 Jun-97          16,918              17,951.0               $12,163                  $11,525            $12,574        $19,110
 Jul-97          18,036              19,138.0               $12,429                  $11,574            $12,778        $20,608
 Aug-97          17,054              18,096.0               $12,360                  $11,624            $11,823        $19,772
 Sep-97          17,969              19,067.0               $12,507                  $11,673            $12,485        $20,893
 Oct-97          17,299              18,356.0               $12,671                  $11,723            $11,525        $20,191
 Nov-97          17,844              18,934.0               $12,685                  $11,772            $11,408        $20,964
 Dec-97          18,159              19,269.0               $12,796                  $11,824            $11,507        $21,383
 Jan-98          18,390              19,513.0               $12,996                  $11,876            $12,033        $21,495
 Feb-98          19,681              20,883.0               $12,964                  $11,922            $12,805        $23,031
 Mar-98          20,672              21,935.0               $12,997                  $11,974            $13,200        $24,174
 Apr-98          20,880              22,155.0               $13,058                  $12,023            $13,304        $24,411
 May-98          20,465              21,715.0               $13,152                  $12,074            $13,239        $23,808
 Jun-98          21,164              22,456.0               $13,240                  $12,124            $13,339        $24,612
 Jul-98          20,932              22,211.0               $13,288                  $12,176            $13,474        $24,165
 Aug-98          17,764              18,849.0               $13,580                  $12,228            $11,805        $20,463
 Sep-98          18,702              19,845.0               $13,953                  $12,279            $11,442        $21,858
 Oct-98          20,276              21,515.0               $13,989                  $12,328            $12,635        $23,517
 Nov-98          21,434              22,743.0               $13,919                  $12,374            $13,281        $24,956
 Dec-98          22,731              24,119.0               $13,956                  $12,423            $13,805        $26,544
 Jan-99          23,389              24,818.0               $14,027                  $12,470            $13,763        $27,446
 Feb-99          22,629              24,012.0               $13,788                  $12,512            $13,436        $26,474
 Mar-99          23,464              24,897.0               $13,890                  $12,559            $13,996        $27,446
 Apr-99          24,376              25,865.0               $13,924                  $12,604            $14,563        $28,684
 May-99          23,755              25,206.0               $13,804                  $12,651            $13,813        $28,139
 Jun-99          24,934              26,457.0               $13,844                  $12,696            $14,352        $29,560
 Jul-99          24,325              25,811.0               $13,842                  $12,744            $14,778        $28,664
 Aug-99          24,122              25,596.0               $13,879                  $12,794            $14,832        $28,337
 Sep-99          23,665              25,110.0               $13,999                  $12,844            $14,982        $27,612
 Oct-99          25,010              26,538.0               $14,002                  $12,897            $15,544        $29,343
 Nov-99          25,810              27,370.0               $13,999                  $12,949            $16,083        $30,165
 Dec-99          27,509              29,178.0               $13,944                  $13,005            $17,528        $32,089
 Jan-00          26,130              27,737.0               $13,877                  $13,062            $16,415        $30,832
 Feb-00          26,172              27,781.0               $13,992                  $13,117            $16,856        $31,118
 Mar-00          28,198              29,944.0               $14,182                  $13,176            $17,510        $33,555
 Apr-00          27,166              28,870.0               $14,156                  $13,236            $16,589        $32,374
 May-00          26,386              28,046.0               $14,215                  $13,299            $16,185        $31,464
 Jun-00          27,430              29,175.0               $14,451                  $13,363            $16,817        $32,395
 Jul-00          26,858              28,556.0               $14,545                  $13,431            $16,113        $31,822
 Aug-00          28,324              30,133.0               $14,710                  $13,500            $16,253        $34,183
 Sep-00          26,816              28,541.0               $14,850                  $13,566            $15,461        $32,635
 Oct-00          26,509              28,202.0               $14,951                  $13,635            $15,096        $32,171
 Nov-00          24,499              26,079.0               $15,175                  $13,703            $14,530        $29,205
 Dec-00          24,754              26,350.0               $15,460                  $13,773            $15,046        $29,696
 Jan-01          25,490              27,142.0               $15,657                  $13,839            $15,039        $30,711
 Feb-01          23,268              24,781.0               $15,812                  $13,894            $13,911        $27,904
 Mar-01          21,782              23,212.0               $15,944                  $13,953            $12,983        $26,085
 Apr-01          23,418              24,955.0               $15,868                  $14,004            $13,885        $28,177
 May-01          23,388              24,924.0               $15,931                  $14,052            $13,395        $28,402
 Jun-01          22,788              24,306.0               $15,980                  $14,094            $12,847        $27,880
 Jul-01          22,413              23,910.0               $16,301                  $14,135            $12,613        $27,420
 Aug-01          21,212              22,626.0               $16,457                  $14,173            $12,294        $25,802
 Sep-01          19,320              20,614.0               $16,850                  $14,207            $11,049        $23,526
 Oct-01          19,770              21,105.0               $17,120                  $14,236            $11,332        $24,074
 Nov-01          21,122              22,547.0               $16,891                  $14,258            $11,750        $25,928
 Dec-01          21,333              22,787.0               $16,778                  $14,278            $11,819        $26,294
 Jan-02          20,877              22,289.0               $16,846                  $14,297            $11,192        $25,965
 Feb-02          20,604              22,000.0               $17,004                  $14,313            $11,270        $25,435
 Mar-02          21,425              22,883.0               $16,696                  $14,330            $11,880        $26,549
 Apr-02          20,451              21,872.0               $17,029                  $14,346            $11,958        $25,156
 May-02          20,299              21,695.0               $17,189                  $14,363            $12,110        $24,864
 Jun-02          18,917              20,226.0               $17,424                  $14,379            $11,628        $23,074
 Jul-02          17,575              18,792.0               $17,866                  $14,394            $10,480        $21,239
 Aug-02          17,666              18,905.0               $18,115                  $14,410            $10,456        $21,339
 Sep-02          15,853              16,974.0               $18,540                  $14,425             $9,333        $19,096
 Oct-02          17,031              18,219.0               $18,507                  $14,439             $9,834        $20,616
 Nov-02          17,963              19,237.0               $18,262                  $14,452            $10,281        $21,864
 Dec-02          17,065              18,282.0               $18,685                  $14,464             $9,935        $20,628
 Jan-03          16,710              17,907.0               $18,597                  $14,474             $9,521        $20,123
 Feb-03          16,433              17,596.0               $18,864                  $14,482             $9,302        $19,791
 Mar-03          16,442              17,619.0               $18,862                  $14,491             $9,120        $19,999
 Apr-03          17,664              18,930.0               $18,909                  $14,500            $10,014        $21,633
 May-03          18,716              20,061.0               $19,288                  $14,509            $10,620        $22,939
 Jun-03          18,933              20,305.0               $19,239                  $14,516            $10,877        $23,249
 Jul-03          19,026              20,404.0               $18,722                  $14,523            $11,141        $23,781
 Aug-03          19,445              20,865.0               $18,728                  $14,529            $11,409        $24,309
 Sep-03          19,523              20,947.0               $19,220                  $14,535            $11,761        $24,044
 Oct-03          20,408              21,918.0               $18,986                  $14,540            $12,494        $25,499
 Nov-03          20,687              22,214.0               $18,959                  $14,546            $12,772        $25,851
 Dec-03          21,687              23,308.0               $19,143                  $14,554            $13,769        $27,032
 Jan-04          22,092              23,754.0               $19,248                  $14,559            $13,964        $27,597
 Feb-04          22,434              24,118.0               $19,471                  $14,565            $14,286        $27,970
 Mar-04          22,216              23,887.0               $19,649                  $14,571            $14,366        $27,637
 Apr-04          21,718              23,358.0               $19,095                  $14,577            $14,042        $27,065
 May-04          21,920              23,589.0               $19,027                  $14,583            $14,089        $27,457
 Jun-04          22,310              24,019.0               $19,080                  $14,590            $14,398        $28,004
 Jul-04          21,531              23,176.0               $19,222                  $14,599            $13,930        $26,945
 Aug-04          21,624              23,275.0               $19,556                  $14,609            $13,991        $27,056

(1) The Funds' Adviser has committed through June 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of each of the WELLS FARGO OUTLOOK FUNDS (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the OUTLOOK TODAY FUND (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the OUTLOOK TODAY FUND adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other OUTLOOK FUNDS for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the OUTLOOK 2040 FUND (formerly LifePath 2040 Fund) for periods prior to July 1, 1998 reflects the performance of the Class A shares of the OUTLOOK 2040 FUND adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other OUTLOOK FUNDS for periods prior to December 1, 1998 reflects the performance of the Class A shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the WELLS FARGO OUTLOOK FUNDS for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for Select Class shares for periods prior to June 30, 2004 reflects the performance of the Institutional Class shares, adjusted to reflect the expenses of the Select Class shares.

(2) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional,Treasury & Repo Retail,Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

(3) The Lehman Brother U.S. Treasury Index is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more. The Lehman Brothers U.S. Treasury 3-5 Year Index is the 3-5 year component of the U.S. Treasury index that holds obligations with a a minimum maturity of 3 years up to a maximum maturity of 4.9 years.You cannot invest directly in an index.

(4) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(5) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(6) Portfolio holdings and characteristics are subject to change.

(7) The charts compare the performance of the WELLS FARGO OUTLOOK FUNDS Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers U.S. Treasury 3-5 Year Index, MSCI EAFE, the iMoneyNet All Taxable Money Fund Average, and the Russell 3000 Index. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.The indices presented do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

o The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

o The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

                     YOU CANNOT INVEST DIRECTLY IN AN INDEX.

FUND EXPENSES                                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any); and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                            Beginning          Ending
                                                             Account           Account             Expenses           Net Annual
                                                              Value             Value            Paid During           Expense
                                                            2/29/2004         8/31/2004         the Period(1)           Ratio
  Wells Fargo Outlook Today Fund
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook Today Fund - Class A
  Actual                                                    $1,000.00           $988.20              $6.40              1.28%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,018.70              $6.50              1.28%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook Today Fund - Class B
  Actual                                                    $1,000.00           $984.70             $10.13              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,014.93             $10.28              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook Today Fund - Class C
  Actual                                                    $1,000.00           $984.90             $10.13              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,014.93             $10.28              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook Today Fund - Institutional Class
  Actual                                                    $1,000.00           $989.80              $4.90              0.98%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,020.21              $4.98              0.98%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook Today Fund - Select Class (2)
  Actual                                                    $1,000.00         $1,002.00              $1.27              0.75%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,021.37              $3.81              0.75%

  Wells Fargo Outlook 2010 Fund
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook 2010 Fund - Class A
  Actual                                                    $1,000.00           $983.70              $6.38              1.28%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,018.70              $6.50              1.28%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook 2010 Fund - Class B
  Actual                                                    $1,000.00           $979.20             $10.10              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,014.93             $10.28              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Outlook 2010 Fund - Class C
  Actual                                                    $1,000.00           $979.40             $10.10              2.03%
--------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% annual return before expenses)           $1,000.00         $1,014.93             $10.28              2.03%

WELLS FARGO OUTLOOK FUNDS                                          FUND EXPENSES
--------------------------------------------------------------------------------

                                                            Beginning          Ending
                                                             Account           Account             Expenses          Net Annual
                                                              Value             Value            Paid During           Expense
                                                            2/29/2004         8/31/2004         the Period(1)           Ratio
   Wells Fargo Outlook 2010 Fund (continued)
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - Institutional Class
   Actual                                                   $1,000.00           $984.50              $4.89              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,020.21              $4.98              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2010 Fund - Select Class (2)
   Actual                                                   $1,000.00           $994.20              $1.27              0.75%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,021.37              $3.81              0.75%

   Wells Fargo Outlook 2020 Fund
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - Class A
   Actual                                                   $1,000.00           $974.90              $6.35              1.28%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,018.70              $6.50              1.28%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - Class B
   Actual                                                   $1,000.00           $971.00             $10.06              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93             $10.28              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - Class C
   Actual                                                   $1,000.00           $971.20             $10.06              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93             $10.28              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - Institutional Class
   Actual                                                   $1,000.00           $975.90              $4.87              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,020.21              $4.98              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2020 Fund - Select Class (2)
   Actual                                                   $1,000.00           $983.70              $1.26              0.75%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,021.37              $3.81              0.75%

   Wells Fargo Outlook 2030 Fund
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - Class A
   Actual                                                   $1,000.00           $969.50              $6.34              1.28%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,018.70              $6.50              1.28%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - Class B
   Actual                                                   $1,000.00           $965.40             $10.03              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93             $10.28              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - Class C
   Actual                                                   $1,000.00           $965.40             $10.03              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93             $10.28              2.03%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - Institutional Class
   Actual                                                   $1,000.00           $970.50              $4.85              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,020.21              $4.98              0.98%
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2030 Fund - Select Class (2)
   Actual                                                   $1,000.00           $976.30              $1.26              0.75%
-------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,021.37              $3.81              0.75%

-------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSES                                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                            Beginning          Ending
                                                             Account           Account         Expenses           Net Annual
                                                              Value             Value         Paid During          Expense
                                                            2/29/2004         8/31/2004      the Period(1)          Ratio
   Wells Fargo Outlook 2040 Fund
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - Class A
   Actual                                                   $1,000.00           $963.90           $6.32              1.28%
----------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,018.70           $6.50              1.28%
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - Class B
   Actual                                                   $1,000.00           $960.30          $10.00              2.03%
----------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93          $10.28              2.03%
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - Class C
   Actual                                                   $1,000.00           $959.60          $10.00              2.03%
----------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,014.93          $10.28              2.03%
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - Institutional Class
   Actual                                                   $1,000.00           $965.00           $4.79              0.97%
----------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,020.26           $4.93              0.97%
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Outlook 2040 Fund - Select Class (2)
   Actual                                                   $1,000.00           $969.70           $1.25              0.75%
----------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% annual return before expenses)          $1,000.00         $1,021.37           $3.81              0.75%

NOTES:

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THE SELECT CLASS COMMENCED OPERATIONS ON JUNE 30, 2004. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 62/366 (TO REFLECT THE PERIOD FROM JUNE 30, 2004 TO AUGUST 31, 2004).

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 35.41%

AGRICULTURAL PRODUCTION CROPS - 0.03%
     385  ALICO INCORPORATED                                          $   16,940
     425  CHIQUITA BRANDS INTERNATIONAL
            INCORPORATED+                                                  8,007

                                                                          24,947
                                                                      ----------

AGRICULTURAL PRODUCTION LIVESTOCK
& ANIMAL  SPECIALIZED - 0.01%
      16  SEABOARD CORPORATION                                             8,513
                                                                      ----------

AMUSEMENT & RECREATION SERVICES - 0.08%
     358  GAYLORD ENTERTAINMENT COMPANY+                                  10,396
     314  HARRAH'S ENTERTAINMENT INCORPORATED                             15,132
     740  INTERNATIONAL GAME TECHNOLOGY                                   21,349
     191  MULTIMEDIA GAMES INCORPORATED+                                   2,758
     597  PENN NATIONAL GAMING INCORPORATED+                              23,193

                                                                          72,828
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.14%
     209  ABERCROMBIE & FITCH COMPANY CLASS A                              5,852
     318  AEROPOSTALE INCORPORATED+                                        9,906
     168  CHICO'S FAS INCORPORATED+                                        6,871
     464  CHRISTOPHER & BANKS CORPORATION                                  8,171
   1,259  GAP INCORPORATED                                                23,594
     556  KOHL'S CORPORATION+                                             27,511
     905  LIMITED BRANDS                                                  18,172
     378  NORDSTROM INCORPORATED                                          14,035
     533  ROSS STORES INCORPORATED                                        11,273

                                                                         125,385
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.13%
   3,402  BENETTON GROUP SPA ADR                                          74,844
     403  LIZ CLAIBORNE INCORPORATED                                      15,342
     559  PHILLIPS-VAN HEUSEN CORPORATION                                 11,270
     375  QUIKSILVER INCORPORATED+                                         8,156
     456  WARNACO GROUP INCORPORATED+                                      9,184

                                                                         118,796
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
     202  AUTOZONE INCORPORATED+                                          14,960
     289  CARMAX INCORPORATED+                                             5,658
     187  COPART INCORPORATED+                                             4,062
     372  MARINEMAX INCORPORATED+                                          7,291
     203  UNITED AUTO GROUP INCORPORATED                                   4,919

                                                                          36,890
                                                                      ----------
AUTOMOTIVE REPAIR, SERVICES &
PARKING - 0.01%
     263  RYDER SYSTEM INCORPORATED                                       11,522
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.12%
     108  BEAZER HOMES USA INCORPORATED                                   10,546
     348  CENTEX CORPORATION                                              15,928
     346  D.R. HORTON INCORPORATED                                        10,705
     138  KB HOME                                                          9,490
     203  LENNAR CORPORATION CLASS A                                       9,297
   1,794  VIVENDI UNIVERSAL SA ADR+                                       44,617
     373  WCI COMMUNITIES INCORPORATED+                                    8,945

                                                                         109,528
                                                                      ----------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.28%
     442  CENTRAL GARDEN & PET COMPANY+                                   13,852
     156  FASTENAL COMPANY                                                 9,794
   4,134  HOME DEPOT INCORPORATED                                        151,139
   1,475  LOWE'S COMPANIES INCORPORATED                                   73,308
     261  SHERWIN-WILLIAMS COMPANY                                        10,779

                                                                         258,872
                                                                      ----------

BUSINESS SERVICES - 2.12%
     969  24/7 REAL MEDIA INCORPORATED+                                    3,169
     403  AARON RENTS INCORPORATED                                         8,278
     504  ADOBE SYSTEMS INCORPORATED                                      23,118
     628  ADVO INCORPORATED                                               18,576
     456  AKAMAI TECHNOLOGIES INCORPORATED+                                6,133
     181  ALTIRIS INCORPORATED+                                            4,295
     161  ANSYS INCORPORATED+                                              7,261
     354  ARBITRON INCORPORATED+                                          13,721
     762  ASCENTIAL SOFTWARE CORPORATION+                                  9,875
     132  ASK JEEVES INCORPORATED+                                         3,421
     355  ASPECT COMMUNICATIONS CORPORATION+                               3,039
     346  AUTODESK INCORPORATED                                           15,366
   1,070  AUTOMATIC DATA PROCESSING INCORPORATED                          42,554
     188  AVOCENT CORPORATION+                                             5,360
     716  BEA SYSTEMS INCORPORATED+                                        4,726
     664  BISYS GROUP INCORPORATED+                                        9,429
     151  BLUE COAT SYSTEMS INCORPORATED+                                  2,208
     585  BMC SOFTWARE INCORPORATED+                                       8,757
     187  CACI INTERNATIONAL INCORPORATED
            CLASS A+                                                       9,105
     506  CADENCE DESIGN SYSTEMS INCORPORATED+                             6,290
     429  CATALINA MARKETING CORPORATION                                   9,652
   2,012  CENDANT CORPORATION                                             43,520
     188  CERNER CORPORATION+                                              8,236
     568  CERTEGY INCORPORATED                                            21,800
     244  CHECKFREE CORPORATION+                                           6,649
     571  CITRIX SYSTEMS INCORPORATED+                                     9,085
     572  CNET NETWORKS INCORPORATED+                                      4,650
     289  COGNEX CORPORATION                                               7,736
     470  COGNIZANT TECHNOLOGY SOLUTIONS
            CORPORATION+                                                  12,887
     931  COMPUTER ASSOCIATES INTERNATIONAL
            INCORPORATED                                                  22,549
     443  COMPUTER SCIENCES CORPORATION+                                  20,533
   1,339  COMPUWARE CORPORATION+                                           6,066
     146  COSTAR GROUP INCORPORATED+                                       6,174
     334  CSG SYSTEMS INTERNATIONAL INCORPORATED+                          4,833
     214  DELUXE CORPORATION                                               9,142
     459  DIGIMARC CORPORATION+                                            3,947
     170  DIGITAL RIVER INCORPORATED+                                      4,092
     954  EBAY INCORPORATED+                                              82,559
   1,614  ELECTRO RENT CORPORATION+                                       16,253
     592  ELECTRONIC ARTS INCORPORATED+                                   29,470
     939  ELECTRONIC DATA SYSTEMS CORPORATION                             18,048
     360  ELECTRONICS FOR IMAGING INCORPORATED+                            7,157

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     416  EQUIFAX INCORPORATED                                        $   10,150
     418  F5 NETWORKS INCORPORATED+                                       10,270
     209  FACTSET RESEARCH SYSTEMS INCORPORATED                            9,307
   1,242  FALCONSTOR SOFTWARE INCORPORATED+                                8,210
     253  FILENET CORPORATION+                                             4,969
   1,524  FIRST DATA CORPORATION                                          64,389
     514  FISERV INCORPORATED+                                            17,877
     191  GEVITY HR INCORPORATED                                           3,407
     234  HUDSON HIGHLAND GROUP INCORPORATED+                              6,433
     254  HYPERION SOLUTIONS CORPORATION+                                  9,286
     327  IDX SYSTEMS CORPORATION+                                         9,483
     713  IMS HEALTH INCORPORATED                                         16,634
     161  INFOSPACE INCORPORATED+                                          6,118
     303  INTERGRAPH CORPORATION+                                          7,860
     641  INTERNET CAPITAL GROUP INCORPORATED+                             3,525
     326  INTERNET SECURITY SYSTEMS+                                       4,691
   1,042  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED+                                                 10,993
     356  INTUIT INCORPORATED+                                            15,055
     121  IPAYMENT INCORPORATED+                                           4,259
     259  KORN FERRY INTERNATIONAL+                                        4,602
     188  KRONOS INCORPORATED+                                             8,043
     207  MACROMEDIA INCORPORATED+                                         4,012
     205  MANHATTAN ASSOCIATES INCORPORATED+                               4,785
     431  MENTOR GRAPHICS CORPORATION+                                     4,715
     169  MERCURY INTERACTIVE CORPORATION+                                 5,832
  16,985  MICROSOFT CORPORATION                                          463,690
     119  MICROSTRATEGY INCORPORATED CLASS A+                              4,119
     364  MONSTER WORLDWIDE INCORPORATED+                                  7,364
     680  MPS GROUP INCORPORATED+                                          6,072
     335  NCO GROUP INCORPORATED+                                          8,563
     318  NCR CORPORATION+                                                14,046
     814  NOVELL INCORPORATED+                                             4,803
     378  OMNICOM GROUP INCORPORATED                                      26,010
   6,920  ORACLE CORPORATION+                                             68,992
     312  PACKETEER INCORPORATED+                                          3,129
     269  PALMSOURCE INCORPORATED+                                         6,055
     732  PEOPLESOFT INCORPORATED+                                        12,737
     561  PEROT SYSTEMS CORPORATION CLASS A+                               7,467
     142  RADISYS CORPORATION+                                             1,647
     535  RED HAT INCORPORATED+                                            6,559
   3,567  RENTOKIL INITIAL PLC ADR                                        48,207
     982  REUTERS GROUP PLC ADR                                           33,967
     520  ROBERT HALF INTERNATIONAL INCORPORATED                          12,740
     343  RSA SECURITY INCORPORATED+                                       5,107
     501  S1 CORPORATION+                                                  3,958
     182  SAFENET INCORPORATED+                                            5,178
   1,531  SAP AG                                                          55,820
     713  SECURE COMPUTING CORPORATION+                                    5,034
     262  SERENA SOFTWARE INCORPORATED+                                    4,100
   1,378  SIEBEL SYSTEMS INCORPORATED+                                    10,487
     375  SOTHEBY'S HOLDINGS INCORPORATED+                                 5,996
   7,434  SUN MICROSYSTEMS INCORPORATED+                                  28,547
     829  SUNGARD DATA SYSTEMS INCORPORATED+                              19,067
     658  SYMANTEC CORPORATION+                                           31,558
     336  SYNOPSYS INCORPORATED+                                           5,363
     228  TAKE-TWO INTERACTIVE SOFTWARE
            INCORPORATED+                                                  7,467
     350  TRANSACTION SYSTEMS ARCHITECTS
            INCORPORATED CLASS A+                                          5,964
     192  TRAVELZOO INCORPORATED+                                          8,640
     995  UNISYS CORPORATION+                                              9,990
     447  UNITED ONLINE INCORPORATED+                                      4,282
     337  UNITED RENTALS INCORPORATED+                                     4,951
     434  VALUECLICK INCORPORATED+                                         3,138
     419  VERISIGN INCORPORATED+                                           7,274
     905  VERITAS SOFTWARE CORPORATION+                                   15,132
     682  VERITY INCORPORATED+                                             7,809
     184  WEBSENSE INCORPORATED+                                           7,056
     435  WIND RIVER SYSTEMS INCORPORATED+                                 4,720
   1,264  WPP GROUP PLC ADR                                               57,044
   1,988  YAHOO! INCORPORATED+                                            56,678

                                                                       1,931,151
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 3.71%
   2,870  ABBOTT LABORATORIES                                            119,650
     427  ABGENIX INCORPORATED+                                            4,249
     439  AIR PRODUCTS & CHEMICALS INCORPORATED                           22,995
   2,644  AKZO NOBEL NV ADR                                               89,320
     216  ALBERTO-CULVER COMPANY CLASS B                                  10,431
     271  ALEXION PHARMACEUTICALS INCORPORATED+                            4,434
     441  ALKERMES INCORPORATED+                                           4,688
     342  ALPHARMA INCORPORATED CLASS A                                    4,675
   2,417  AMGEN INCORPORATED+                                            143,304
   2,237  ASTRAZENECA PLC ADR                                            104,088
     261  ATHEROGENICS INCORPORATED+                                       4,382
     306  AVERY DENNISON CORPORATION                                      19,018
     866  AVON PRODUCTS INCORPORATED                                      38,260
     216  BARR LABORATORIES INCORPORATED+                                  8,482
   3,527  BRISTOL-MYERS SQUIBB COMPANY                                    83,696
     350  CAMBREX CORPORATION                                              7,549
     361  CHIRON CORPORATION+                                             15,299
     328  CLOROX COMPANY                                                  17,332
     908  COLGATE PALMOLIVE COMPANY                                       49,032
   1,400  CORIXA CORPORATION+                                              6,454
     464  CUBIST PHARMACEUTICALS INCORPORATED+                             3,652
     418  DENDREON CORPORATION+                                            4,109
     136  DIGENE CORPORATION+                                              3,407
     521  DISCOVERY LABORATORIES INCORPORATED+                             4,116
   1,699  DOW CHEMICAL COMPANY                                            72,734
   1,683  DU PONT (E.I.) DE NEMOURS &
            COMPANY                                                       71,124
     247  EASTMAN CHEMICAL COMPANY                                        11,493
     506  ECOLAB INCORPORATED                                             15,140
   1,821  ELI LILLY & COMPANY                                            115,542
     234  EPIX MEDICAL INCORPORATED+                                       4,645
     266  FMC CORPORATION+                                                12,297
     755  FOREST LABORATORIES INCORPORATED+                               34,617
     848  GENENTECH INCORPORATED+                                         41,365
     448  GENZYME CORPORATION+                                            24,192
     317  GEORGIA GULF CORPORATION                                        12,030
     422  GILEAD SCIENCES INCORPORATED+                                   29,173
   1,786  GILLETTE COMPANY                                                75,905
   3,238  GLAXOSMITHKLINE PLC ADR                                        133,211
     502  GREAT LAKES CHEMICAL CORPORATION                                13,112
     453  HOSPIRA INCORPORATED+                                           12,548
     132  IDEXX LABORATORIES INCORPORATED+                                 6,430

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     254  ILEX ONCOLOGY INCORPORATED+                                 $    6,335
     582  IMC GLOBAL INCORPORATED+                                         9,277
      98  IMCLONE SYSTEMS INCORPORATED+                                    5,221
     241  IMMUCOR INCORPORATED+                                            4,928
     262  IMPAX LABORATORIES INCORPORATED+                                 3,749
   1,319  INKINE PHARMACEUTICAL COMPANY
            INCORPORATED+                                                  5,606
     294  INSPIRE PHARMACEUTICALS INCORPORATED+                            4,248
     316  INTERMUNE INCORPORATED+                                          3,264
     330  INTERNATIONAL FLAVORS & FRAGRANCES
            INCORPORATED                                                  12,715
     345  IVAX CORPORATION+                                                6,679
     397  K-V PHARMACEUTICAL COMPANY CLASS A+                              6,320
     900  KING PHARMACEUTICALS INCORPORATED+                              11,214
     325  LIGAND PHARMACEUTICALS INCORPORATED
            CLASS B+                                                       3,195
     181  MARTEK BIOSCIENCES CORPORATION+                                  9,665
     242  MEDICINES COMPANY+                                               6,118
     546  MEDIMMUNE INCORPORATED+                                         13,033
   4,047  MERCK & COMPANY INCORPORATED                                   181,994
     313  MGI PHARMA INCORPORATED+                                         7,271
     396  MILLENNIUM CHEMICALS INCORPORATED+                               7,385
     568  MILLENNIUM PHARMACEUTICALS
            INCORPORATED+                                                  6,754
     693  MONSANTO COMPANY                                                25,364
     355  NABI BIOPHARMACEUTICALS+                                         4,146
     253  NEKTAR THERAPEUTICS+                                             3,223
     171  NEUROCRINE BIOSCIENCES INCORPORATED+                             8,511
   3,583  NOVARTIS AG ADR                                                166,430
     228  NOVEN PHARMACEUTICALS INCORPORATED+                              4,330
   1,104  NOVO NORDISK A/S ADR                                            59,174
     242  NPS PHARMACEUTICALS INCORPORATED+                                5,082
     168  OM GROUP INCORPORATED+                                           5,720
     150  ONYX PHARMACEUTICALS INCORPORATED+                               5,571
     791  ORASURE TECHNOLOGIES INCORPORATED+                               4,960
     111  OSI PHARMACEUTICALS INCORPORATED+                                6,614
     205  PAR PHARMACEUTICAL COMPANIES
            INCORPORATED+                                                  8,413
     273  PENWEST PHARMACEUTICALS COMPANY+                                 2,937
     426  PERRIGO COMPANY                                                  8,367
  14,028  PFIZER INCORPORATED                                            458,295
     104  PHARMION CORPORATION+                                            5,114
   1,205  PHARMOS CORPORATION+                                             3,820
     419  PPG INDUSTRIES INCORPORATED                                     25,044
     524  PRAXAIR INCORPORATED                                            21,264
   4,417  PROCTER & GAMBLE COMPANY                                       247,219
     265  PROTEIN DESIGN LABS INCORPORATED+                                4,857
   1,362  ROCHE HOLDING AG ADR                                           131,845
     510  ROHM & HAAS COMPANY                                             20,670
     231  SALIX PHARMACEUTICALS LIMITED+                                   5,403
   1,910  SANOFI-AVENTIS-ADR+                                             68,800
   3,193  SCHERING-PLOUGH CORPORATION                                     58,943
     203  SEPRACOR INCORPORATED+                                          10,071
   7,000  SHISEIDO COMPANY LIMITED                                        89,872
     245  SIGMA-ALDRICH CORPORATION                                       14,036
     433  VALEANT PHARMACEUTICALS INTERNATIONAL                           10,158
     466  VERTEX PHARMACEUTICALS INCORPORATED+                             4,534
     403  VICURON PHARMACEUTICALS INCORPORATED+                            6,021
     298  WATSON PHARMACEUTICALS INCORPORATED+                             8,207
   2,512  WYETH                                                           91,864

                                                                       3,378,030
                                                                      ----------

COAL MINING - 0.01%
     180 MASSEY ENERGY COMPANY                                             4,954
                                                                      ----------

COMMUNICATIONS - 1.94%
     715  ALLTEL CORPORATION                                              39,075
     447  AMERICAN TOWER CORPORATION CLASS A+                              6,656
   1,937  AT&T CORPORATION                                                28,629
   4,106  AT&T WIRELESS SERVICES INCORPORATED+                            60,030
   1,061  AVAYA INCORPORATED+                                             12,859
     871  BEASLEY BROADCAST GROUP INCORPORATED
            CLASS A+                                                      13,065
   3,568  BELLSOUTH CORPORATION                                           95,480
   1,139  BRITISH SKY BROADCASTING GROUP PLC ADR                          39,637
   2,005  BT GROUP PLC ADR                                                66,566
     425  CABLEVISION SYSTEMS NEW YORK GROUP
            CLASS A+                                                       7,871
     592  CENTURYTEL INCORPORATED                                         19,057
   1,109  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                                                  37,163
   3,899  COMCAST CORPORATION CLASS A+                                   109,835
     766  CROWN CASTLE INTERNATIONAL CORPORATION+                         10,962
   3,827  DEUTSCHE TELEKOM AG ADR+                                        67,087
   1,186  DIRECTV GROUP INCORPORATED+                                     18,822
     490  ECHOSTAR COMMUNICATIONS CORPORATION
            CLASS A+                                                      15,019
     435  EMMIS COMMUNICATIONS CORPORATION
            CLASS A+                                                       8,374
     359  FOUNDRY NETWORKS INCORPORATED+                                   3,274
   1,569  FRANCE TELECOM SA ADR                                           37,028
     179  GOLDEN TELECOM INCORPORATED                                      4,806
     711  IAC INTERACTIVECORP+                                            16,218
   1,049  ITC DELTACOM INCORPORATED+                                       4,437
     186  J2 GLOBAL COMMUNICATIONS
            INCORPORATED+                                                  4,698
     170  LIBERTY CORPORATION                                              6,871
   3,539  LIBERTY MEDIA INTERNATIONAL
            INCORPORATED CLASS A+                                        119,618
   1,837  NEXTEL COMMUNICATIONS INCORPORATED
            CLASS A+                                                      42,600
     308  NEXTEL PARTNERS INCORPORATED CLASS A+                            4,441
   1,658  NIPPON TELEGRAPH AND TELEPHONE
            CORPORATION ADR                                               36,144
     199  NOVATEL WIRELESS INCORPORATED+                                   3,910
     139  NTL INCORPORATED+                                                7,549
   1,502  NTT DOCOMO INCORPORATED ADR                                     28,087
   6,172  SBC COMMUNICATIONS INCORPORATED                                159,176
   2,947  SPRINT CORPORATION-FON GROUP                                    57,997
     699  TELECOM CORPORATION OF NEW ZEALAND
            LIMITED ADR                                                   20,991
   2,598  TELEFONICA SA ADR                                              111,506
   1,134  TIVO INCORPORATED+                                               4,876
     694  UNIVISION COMMUNICATIONS
            INCORPORATED CLASS A+                                         22,902
     164  UTSTARCOM INCORPORATED+                                          2,537

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   5,188  VERIZON COMMUNICATIONS INCORPORATED                         $  203,629
   8,160  VODAFONE GROUP PLC ADR                                         186,864
     234  WEBEX COMMUNICATIONS INCORPORATED+                               4,540
     173  WESTERN WIRELESS CORPORATION CLASS A+                            4,341
     247  XM SATELLITE RADIO HOLDINGS
            INCORPORATED+                                                  6,785

                                                                       1,762,012
                                                                      ----------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.03%
     124  CHEMED CORPORATION                                               6,781
     362  DYCOM INDUSTRIES INCORPORATED+                                   9,311
     246  EMCOR GROUP INCORPORATED+                                        9,988

                                                                          26,080
                                                                      ----------

DEPOSITORY INSTITUTIONS - 4.30%
   3,862  ABN AMRO HOLDING NV ADR                                         82,222
   2,122  ALLIED IRISH BANKS PLC ADR                                      66,758
   1,098  AMSOUTH BANCORPORATION                                          28,603
   5,215  BANCO BILBAO VIZCAYA ARGENTARIA SA
            ADR                                                           69,881
   5,739  BANCO SANTANDER CENTRAL HISPANO SA
            ADR                                                           56,644
   1,504  BANCTRUST FINANCIAL GROUP INCORPORATED                          27,042
   7,146  BANK OF AMERICA CORPORATION                                    321,427
   1,927  BANK OF NEW YORK COMPANY
            INCORPORATED                                                  57,425
     574  BANKUNITED FINANCIAL CORPORATION
            CLASS A+                                                      16,233
   3,203  BARCLAYS PLC ADR                                               119,728
   1,183  BB&T CORPORATION                                                47,308
   3,818  BNP PARIBAS SA ADR                                             115,467
   1,178  CASCADE BANCORP                                                 20,497
   1,333  CENTRAL COAST BANCORP+                                          25,994
     590  CHARTER ONE FINANCIAL INCORPORATED                              26,237
     685  CHITTENDEN CORPORATION                                          24,592
   9,052  CITIGROUP INCORPORATED                                         421,642
   1,088  CITY BANK LYNNWOOD WASHINGTON                                   35,686
   1,890  COASTAL FINANCIAL CORPORATION                                   26,498
     397  COMERICA INCORPORATED                                           23,880
     349  COMMERCIAL CAPITAL BANCORPORATION
            INCORPORATED                                                   7,563
     534  CORUS BANKSHARES INCORPORATED                                   22,893
   1,319  DEUTSCHE BANK AG                                                90,615
     212  EURONET WORLDWIDE INCORPORATED+                                  3,723
     808  FARMERS CAPITAL BANK CORPORATION                                26,761
   1,019  FIFTH THIRD BANCORP                                             50,756
     441  FIRST BANCORP PUERTO RICO                                       20,268
     550  FIRST HORIZON NATIONAL CORPORATION                              25,009
   1,419  FIRST NIAGARA FINANCIAL GROUP
            INCORPORATED                                                  17,865
     568  FIRST OF LONG ISLAND CORPORATION                                24,259
     271  GOLDEN WEST FINANCIAL CORPORATION                               29,330
   2,791  HBOS PLC ADR                                                   102,350
   2,635  HSBC HOLDINGS PLC ADR                                          205,214
   1,334  HUNTINGTON BANCSHARES INCORPORATED                              32,910
     260  ITLA CAPITAL CORPORATION+                                       11,029
   6,379  JP MORGAN CHASE & COMPANY                                      252,481
   1,000  KEYCORP                                                         31,350
     727  MARSHALL & ILSLEY CORPORATION                                   29,138
     616  MB FINANCIAL INCORPORATED                                       23,149
   1,105  MELLON FINANCIAL CORPORATION                                    31,890
     333  NASB FINANCIAL INCORPORATED                                     12,238
     592  NATIONAL AUSTRALIA BANK LIMITED                                 55,731
   1,231  NATIONAL CITY CORPORATION                                       46,520
     635  NATIONAL COMMERCE FINANCIAL
            CORPORATION                                                   21,361
     811  NEW YORK COMMUNITY BANCORP
            INCORPORATED                                                  17,315
     684  NORTHERN TRUST CORPORATION                                      29,446
     590  PNC FINANCIAL SERVICES GROUP                                    31,665
   1,173  REGIONS FINANCIAL CORPORATION                                   37,876
     410  RIGGS NATIONAL CORPORATION                                       9,635
   3,666  SAN PAOLO-IMI SPA                                               82,485
     406  SILICON VALLEY BANCSHARES+                                      15,164
     281  SMITHTOWN BANCORPORATION INCORPORATED                            7,728
     785  SOUTHTRUST CORPORATION                                          32,460
     784  STATE STREET CORPORATION                                        35,390
     858  SUN BANCORP INCORPORATED NEW JERSEY+                            18,533
     556  SUNTRUST BANKS INCORPORATED                                     37,864
   1,148  SYNOVUS FINANCIAL CORPORATION                                   29,159
   3,697  US BANCORP                                                     109,062
     869  USB HOLDING COMPANY INCORPORATED                                19,127
   2,458  WACHOVIA CORPORATION                                           115,305
   1,662  WASHINGTON MUTUAL INCORPORATED                                  64,535
     552  WEBSTER FINANCIAL CORPORATION                                   27,158
   3,023  WELLS FARGO & COMPANY++                                        177,601
   2,385  WESTPAC BANKING CORPORATION ADR                                141,812
     416  WINTRUST FINANCIAL CORPORATION                                  22,830
     446  WSFS FINANCIAL CORPORATION                                      22,322
     559  YARDVILLE NATIONAL BANCORP                                      16,177
     377  ZIONS BANCORPORATION                                            23,480

                                                                       3,912,296
                                                                      ----------

EATING & DRINKING PLACES - 0.19%
     594  DARDEN RESTAURANTS INCORPORATED                                 12,480
     291  KRISPY KREME DOUGHNUTS
            INCORPORATED+                                                  3,748
   2,627  MCDONALD'S CORPORATION                                          70,981
     262  P.F. CHANG'S CHINA BISTRO INCORPORATED+                         10,983
     544  RARE HOSPITALITY INTERNATIONAL
            INCORPORATED+                                                 14,710
     303  RED ROBIN GOURMET BURGERS
            INCORPORATED+                                                 10,596
     487  WENDY'S INTERNATIONAL INCORPORATED                              16,738
     753  YUM! BRANDS INCORPORATED                                        29,902

                                                                         170,138
                                                                      ----------

EDUCATIONAL SERVICES - 0.06%
     336 APOLLO GROUP INCORPORATED CLASS A+                               26,208
     314 CAREER EDUCATION CORPORATION+                                     9,684
     466 CORINTHIAN COLLEGES INCORPORATED+                                 5,298
     155 STRAYER EDUCATION INCORPORATED                                   16,120

                                                                          57,310
                                                                      ----------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)

ELECTRIC, GAS & SANITARY SERVICES - 1.53%
   1,671  AES CORPORATION+                                            $   16,860
   1,156  ALLIED WASTE INDUSTRIES INCORPORATED+                           11,837
     538  AMEREN CORPORATION                                              25,173
     811  AMERICAN ELECTRIC POWER COMPANY
            INCORPORATED                                                  26,544
     911  AMERICAN STATES WATER COMPANY                                   22,638
     574  BLACK HILLS CORPORATION                                         15,986
   2,000  CALPINE CORPORATION+                                             6,840
   1,316  CENTERPOINT ENERGY INCORPORATED                                 14,397
     544  CH ENERGY GROUP INCORPORATED                                    24,812
     523  CINERGY CORPORATION                                             21,171
   1,745  CMS ENERGY CORPORATION+                                         16,752
     464  CONSOLIDATED EDISON INCORPORATED                                19,581
     475  CONSTELLATION ENERGY GROUP INCORPORATED                         19,522
     595  DOMINION RESOURCES INCORPORATED                                 38,610
     429  DTE ENERGY COMPANY                                              17,726
   2,246  DUKE ENERGY CORPORATION                                         49,726
   1,802  E.ON AG                                                        128,393
   1,252  EDISON INTERNATIONAL                                            33,654
   2,372  EL PASO CORPORATION                                             19,403
   6,728  ENDESA SA ADR                                                  125,141
     361  ENTERGY CORPORATION                                             21,768
   1,097  EXELON CORPORATION                                              40,424
     680  FIRSTENERGY CORPORATION                                         27,363
     320  FPL GROUP INCORPORATED                                          22,144
     385  KINDER MORGAN INCORPORATED                                      23,293
   3,094  NATIONAL GRID TRANSCO PLC                                      131,217
     695  NICOR INCORPORATED                                              24,916
   1,048  NISOURCE INCORPORATED                                           21,798
     620  PEOPLES ENERGY CORPORATION                                      25,761
   1,040  PG&E CORPORATION+                                               30,358
     602  PROGRESS ENERGY INCORPORATED                                    26,422
     530  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                                  22,440
     575  RELIANT RESOURCES INCORPORATED+                                  5,727
   3,575  SCOTTISH POWER PLC                                             104,533
     498  SEMPRA ENERGY                                                   18,003
     556  SOUTH JERSEY INDUSTRIES INCORPORATED                            25,131
   1,340  SOUTHERN COMPANY                                                40,669
     150  TEXAS GENCO HOLDINGS INCORPORATED                                6,945
     688  TXU CORPORATION                                                 28,641
     372  UIL HOLDINGS CORPORATION                                        18,258
   1,063  WASTE MANAGEMENT INCORPORATED                                   29,541
   1,364  WILLIAMS COMPANIES INCORPORATED                                 16,218
   1,566  XCEL ENERGY INCORPORATED                                        27,640

                                                                       1,393,976
                                                                      ----------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER  EQUIPMENT - 2.85%
     955  ACUITY BRANDS INCORPORATED                                      21,975
   1,080  ADVANCED MICRO DEVICES INCORPORATED+                            12,344
     358  AEROFLEX INCORPORATED+                                           3,609
     773  ALTERA CORPORATION+                                             14,625
     455  AMERICAN POWER CONVERSION
            CORPORATION                                                    7,644
     436  AMETEK INCORPORATED                                             12,448
     713  ANALOG DEVICES INCORPORATED                                     24,755
     562  ANDREW CORPORATION+                                              6,233
   1,214  APPLIED MICRO CIRCUITS CORPORATION+                              4,067
     196  ARTISAN COMPONENTS INCORPORATED+                                 5,400
     338  ATMI INCORPORATED+                                               6,368
     217  BENCHMARK ELECTRONICS INCORPORATED+                              6,241
     491  BROADCOM CORPORATION CLASS A+                                   13,326
     392  C&D TECHNOLOGIES INCORPORATED                                    6,311
   1,156  CANON INCORPORATED ADR                                          55,453
     344  CATAPULT COMMUNICATIONS
            CORPORATION+                                                   8,222
     141  CERADYNE INCORPORATED+                                           5,489
   2,484  CHARTERED SEMICONDUCTOR+                                        15,649
     472  COMVERSE TECHNOLOGY INCORPORATED+                                8,265
     238  CREE INCORPORATED+                                               5,952
     518  CUBIC CORPORATION                                               12,686
     252  CYMER INCORPORATED+                                              6,733
     215  DITECH COMMUNICATIONS CORPORATION+                               4,627
     292  DSP GROUP INCORPORATED+                                          5,551
     752  EMERSON ELECTRIC COMPANY                                        46,812
   1,340  FUJITSU LIMITED ADR                                             41,392
  19,091  GENERAL ELECTRIC COMPANY                                       625,994
     516  GRAFTECH INTERNATIONAL LIMITED+                                  5,501
  12,073  INTEL CORPORATION                                              257,034
     311  INTERDIGITAL COMMUNICATIONS
            CORPORATION+                                                   4,848
   3,064  INTERNATIONAL BUSINESS MACHINES
            CORPORATION                                                  259,490
     674  INTERSIL CORPORATION CLASS A                                    11,748
     539  JABIL CIRCUIT INCORPORATED+                                     11,120
   5,369  JDS UNIPHASE CORPORATION+                                       16,698
     454  KLA-TENCOR CORPORATION+                                         16,961
   2,408  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV NY SHARES                                      55,866
     672  LINEAR TECHNOLOGY CORPORATION                                   24,037
     183  LITTELFUSE INCORPORATED+                                         6,665
   1,809  LSI LOGIC CORPORATION+                                           8,737
   7,450  LUCENT TECHNOLOGIES INCORPORATED+                               23,318
     699  MAXIM INTEGRATED PRODUCTS INCORPORATED                          30,358
     360  MAYTAG CORPORATION                                               7,283
     471  MEDIS TECHNOLOGIES LIMITED+                                      4,945
     364  MICORSEMI CORPORATION+                                           3,928
     571  MICROCHIP TECHNOLOGY INCORPORATED                               15,069
   1,436  MICRON TECHNOLOGY INCORPORATED+                                 16,528
   8,000  MINEBEA COMPANY LIMITED ADR                                     67,794
     800  MOLEX INCORPORATED                                              23,096
     372  MOOG INCORPORATED CLASS A+                                      13,225
   4,421  MOTOROLA INCORPORATED                                           71,399
     584  MYKROLIS CORPORATION+                                            5,157
     898  NATIONAL SEMICONDUCTOR CORPORATION+                             11,970
     775  NETWORK APPLIANCE INCORPORATED+                                 15,554
   3,960  NOKIA OYJ ADR                                                   47,045
     385  NOVELLUS SYSTEMS INCORPORATED+                                   9,406
     540  NVIDIA CORPORATION+                                              6,728
     302  OMNIVISION TECHNOLOGIES INCORPORATED+                            3,150
   2,604  OMRON CORPORATION                                               55,760
     414  OPENWAVE SYSTEMS INCORPORATED+                                   3,858
   1,898  PIONEER CORPORATION                                             41,756
     707  PMC-SIERRA INCORPORATED+                                         6,603

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     250  QLOGIC CORPORATION+                                         $    6,528
   3,060  QUALCOMM INCORPORATED                                          116,433
     318  RAMBUS INCORPORATED+                                             4,077
     835  REMEC INCORPORATED+                                              4,334
   1,573  RF MICRO DEVICES INCORPORATED+                                   8,054
     575  ROCKWELL COLLINS INCORPORATED                                   19,774
     140  ROGERS CORPORATION+                                              6,495
   1,900  SANMINA-SCI CORPORATION+                                        13,148
     421  SCIENTIFIC-ATLANTA INCORPORATED                                 11,468
     388  SEACHANGE INTERNATIONAL INCORPORATED+                            5,929
     184  SIGMATEL INCORPORATED+                                           3,089
     481  SILCON STORAGE TECHNOLOGY
            INCORPORATED+                                                  2,775
     394  SILICON IMAGE INCORPORATED+                                      4,334
     913  SKYWORKS SOLUTIONS INCORPORATED+                                 7,605
     241  SOHU.COM INCORPORATED+                                           3,581
   2,705  SOLECTRON CORPORATION+                                          13,958
   1,001  SONY CORPORATION ADR                                            34,705
     855  SPATIALIGHT INCORPORATED+                                        4,258
   1,658  STMICROELECTRONICS NV NY SHARES                                 28,368
     388  TECHNITROL INCORPORATED+                                         6,891
     294  TEKELEC+                                                         5,371
   1,215  TELLABS INCORPORATED+                                           11,020
   3,312  TEXAS INSTRUMENTS INCORPORATED                                  64,716
     462  THOMAS & BETTS CORPORATION+                                     11,365
     211  VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES INCORPORATED+                                       5,908
     193  WHIRLPOOL CORPORATION                                           11,800
     793  XILINX INCORPORATED                                             21,752
     347  ZORAN CORPORATION+                                               5,462

                                                                       2,594,004
                                                                      ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
     155  AFFYMETRIX INCORPORATED+                                         4,309
     191  AMERICAN HEALTHCORP+                                             5,157
     225  AMYLIN PHARMACEUTICALS INCORPORATED+                             4,453
     921  ANTIGENICS INCORPORATED+                                         5,811
     443  APPLERA CORPORATION-CELERA GENOMICS
            GROUP+                                                         4,771
     286  ATRIX LABORATORIES INCORPORATED+                                 8,454
     971  AXONYX INCORPORATED+                                             4,127
     265  CDI CORPORATION                                                  5,565
     133  CELGENE CORPORATION+                                             7,548
     450  CHARLES RIVER ASSOCIATES INCORPORATED+                          13,567
     162  CORPORATE EXECUTIVE BOARD COMPANY                                9,535
     297  CV THERAPEUTICS INCORPORATED+                                    3,810
     189  ERESEARCH TECHNOLOGY INCORPORATED+                               3,801
     437  FLUOR CORPORATION                                               18,682
     107  GEN-PROBE INCORPORATED+                                          3,863
     275  MAXMUS INCORPORATED+                                             8,000
     260  MOODY'S CORPORATION                                             17,825
     252  NAVIGANT CONSULTING INCORPORATED+                                4,831
     828  PAYCHEX INCORPORATED                                            24,567
     771  PER-SE TECHNOLOGIES INCORPORATED+                                9,661
     237  QUEST DIAGNOSTICS INCORPORATED                                  20,287
     160  RESOURCES CONNECTION INCORPORATED+                               5,245
     257  TELIK INCORPORATED+                                              4,867
     301  URS CORPORATION+                                                 7,435
     271  WASHINGTON GROUP INTERNATIONAL
            INCORPORATED+                                                  9,534

                                                                         215,705
                                                                      ----------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.26%
     266  BALL CORPORATION                                                 9,932
     606  CRANE COMPANY                                                   16,362
   1,197  CROWN HOLDINGS INCORPORATED+                                    11,611
     343  FORTUNE BRANDS INCORPORATED                                     25,091
     507  GRIFFON CORPORATION+                                            10,150
     800  GULF ISLAND FABRICATION INCORPORATED                            15,968
     540  ILLINOIS TOOL WORKS INCORPORATED                                49,297
   1,303  MASCO CORPORATION                                               41,865
     289  METALS USA INCORPORATED+                                         4,659
     287  NCI BUILDING SYSTEMS INCORPORATED+                               8,805
     253  SIMPSON MANUFACTURING COMPANY
            INCORPORATED                                                  14,295
     443  SNAP-ON INCORPORATED                                            14,074
     126  TASER INTERNATIONAL INCORPORATED+                                3,476
     578  WATTS WATER TECHNOLOGIES INCORPORATED                           14,716

                                                                         240,301
                                                                      ----------

FINANCIAL SERVICES - 0.01%
     846  JANUS CAPITAL GROUP INCORPORATED                                11,624
                                                                      ----------

FOOD & KINDRED PRODUCTS - 1.36%
     198  ADOLPH COORS COMPANY CLASS B                                    13,561
     305  AMERICAN ITALIAN PASTA COMPANY
            CLASS A                                                        8,250
   1,292  ANHEUSER-BUSCH COMPANIES INCORPORATED                           68,217
   2,080  ARCHER-DANIELS-MIDLAND COMPANY                                  33,217
   3,929  CADBURY SCHWEPPES PLC ADR                                      128,282
     880  CAMPBELL SOUP COMPANY                                           22,845
   3,811  COCA COLA COMPANY                                              170,390
   1,029  COCA COLA ENTERPRISES INCORPORATED                              21,249
   1,116  CONAGRA FOODS INCORPORATED                                      29,239
     745  DEL MONTE FOODS COMPANY+                                         7,860
   2,028  DIAGEO PLC ADR                                                 101,299
     548  GENERAL MILLS INCORPORATED                                      25,893
     204  HANSEN NATURAL CORPORATION+                                      4,843
     981  HERCULES INCORPORATED+                                          13,459
     367  HERSHEY FOODS CORPORATION                                       17,719
     743  HJ HEINZ COMPANY                                                28,167
     764  KELLOGG COMPANY                                                 32,073
   8,545  KIRIN BREWERY COMPANY LIMITED                                   77,759
   3,116  NESTLE SA ADR                                                  183,992
     692  PEPSI BOTTLING GROUP INCORPORATED                               18,539
   2,993  PEPSICO INCORPORATED                                           149,650
     123  SANDERSON FARMS INCORPORATED                                     4,205
   1,616  SARA LEE CORPORATION                                            35,762
   1,464  TOPPS COMPANY INCORPORATED                                      13,718
     389  WM WRIGLEY JR COMPANY                                           24,130

                                                                       1,234,318
                                                                      ----------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)

FOOD STORES - 0.28%
     836  ALBERTSON'S INCORPORATED                                    $   20,549
   2,395  COLES MYER LIMITED ADR                                         120,947
   1,186  GREAT ATLANTIC & PACIFIC TEA COMPANY
            INCORPORATED+                                                  7,661
   5,252  KONINKLIJKE AHOLD NV ADR+                                       32,983
   1,575  KROGER COMPANY+                                                 26,035
     281  PANERA BREAD COMPANY+                                            9,773
     826  STARBUCKS CORPORATION+                                          35,716
     398  WINN-DIXIE STORES INCORPORATED+                                  1,660

                                                                         255,324
                                                                      ----------

FORESTRY - 0.03%
     423  WEYERHAEUSER COMPANY                                            26,442
                                                                      ----------

FURNITURE & FIXTURES - 0.08%
     404  FURNITURE BRANDS INTERNATIONAL
            INCORPORATED                                                   9,292
     312  HERMAN MILLER INCORPORATED                                       7,859
     541  HOOKER FURNITURE CORPORATION                                    14,347
     737  LEGGETT & PLATT INCORPORATED                                    19,818
     589  NEWELL RUBBERMAID INCORPORATED                                  12,681
     255  SELECT COMFORT CORPORATION+                                      4,050

                                                                          68,047
                                                                      ----------

GENERAL MERCHANDISE STORES - 0.24%
     658  BIG LOTS INCORPORATED+                                           8,021
     705  DOLLAR GENERAL CORPORATION                                      13,889
     423  FEDERATED DEPARTMENT STORES
            INCORPORATED                                                  18,358
     402  FRED'S INCORPORATED                                              5,592
     495  JC PENNEY COMPANY INCORPORATED                                  18,968
      73  KMART HOLDING CORPORATION+                                       5,593
     710  MAY DEPARTMENT STORES COMPANY                                   17,402
     455  SEARS ROEBUCK & COMPANY                                         17,417
     643  SHOPKO STORES INCORPORATED+                                     10,880
   1,734  TARGET CORPORATION                                              77,302
   1,094  TJX COMPANIES INCORPORATED                                      23,149

                                                                         216,571
                                                                      ----------

HEALTH SERVICES - 0.29%
     385  AMSURG CORPORATION+                                              8,601
     329  APRIA HEALTHCARE GROUP INCORPORATED+                             9,291
     586  BEVERLY ENTERPRISES INCORPORATED+                                4,202
     601  BIOGEN IDEC INCORPORATED+                                       35,657
     885  CAREMARK RX INCORPORATED+                                       25,399
     232  DAVITA INCORPORATED+                                             7,032
     521  FIRST HEALTH GROUP CORPORATION+                                  7,945
     975  HCA INCORPORATED                                                37,840
     678  HEALTH MANAGEMENT ASSOCIATION
            INCORPORATED CLASS A                                          12,963
   1,083  HUMAN GENOME SCIENCES INCORPORATED+                             11,664
     214  INVERESK RESEARCH GROUP INCORPORATED+                            7,599
     289  LABORATORY CORPORATION OF AMERICA
            HOLDINGS+                                                     12,019
     251  LIFEPOINT HOSPITALS INCORPORATED+                                7,251
     474  MANOR CARE INCORPORATED                                         14,538
     261  MATRIA HEALTHCARE INCORPORATED+                                  6,896
     211  NEIGHBORCARE INCORPORATED+                                       5,357
     262  ODYSSEY HEALTHCARE INCORPORATED+                                 4,643
     151  PEDIATRIX MEDICAL GROUP INCORPORATED+                           10,585
     424  SELECT MEDICAL CORPORATION                                       5,631
     252  SIERRA HEALTH SERVICES INCORPORATED+                            10,866
   1,340  TENET HEALTHCARE CORPORATION+                                   13,963
     227  UNITED SURGICAL PARTNERS
            INTERNATIONAL INCORPORATED+                                    8,197

                                                                         268,139
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.66%
     695  ALEXANDRIA REAL ESTATE EQUITIES
            INCORPORATED                                                  45,036
     650  AMERICAN HOME MORTGAGE INVESTMENT
            CORPORATION                                                   17,693
   1,394  BEDFORD PROPERTY INVESTORS                                      43,075
   1,127  CAPITAL AUTOMOTIVE                                              34,790
     797  CEDAR SHOPPING CENTERS INCORPORATED                             10,799
     558  CHELSEA PROPERTY GROUP INCORPORATED                             37,525
     896  CORPORATE OFFICE PROPERTIES TRUST
            SBI MD                                                        23,699
     883  ENTERTAINMENT PROPERTIES TRUST                                  32,980
   1,661  EQUITY OFFICE PROPERTIES TRUST                                  47,438
   1,358  EQUITY RESIDENTIAL                                              43,986
   1,150  FELCOR LODGING TRUST INCORPORATED+                              13,467
     963  GENERAL GROWTH PROPERTIES INCORPORATED                          29,054
     229  HEADWATERS INCORPORATED+                                         7,010
   1,033  HOME PROPERTIES INCORPORATED                                    41,661
     607  IMPAC MORTGAGE HOLDINGS INCORPORATED                            15,667
     554  LASALLE HOTEL PROPERTIES                                        15,645
     985  MID-AMERICA APARTMENT COMMUNITIES
            INCORPORATED                                                  39,055
     881  NATIONAL HEALTH INVESTORS INCORPORATED                          25,408
     200  NOVASTAR FINANCIAL INCORPORATED                                  8,048
     653  SIMON PROPERTY GROUP INCORPORATED                               36,535
     863  SOVRAN SELF STORAGE INCORPORATED                                34,218

                                                                         602,789
                                                                      ----------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.12%
     701  BED BATH & BEYOND INCORPORATED+                                 26,232
     491  BEST BUY COMPANY INCORPORATED                                   22,841
     478  BROOKSTONE INCORPORATED+                                         7,529
     921  CIRCUIT CITY STORES INCORPORATED                                11,945
     255  COST PLUS INCORPORATED+                                          8,736
     177  GUITAR CENTER INCORPORATED+                                      7,250
     485  MOVIE GALLERY INCORPORATED                                       8,725
     549  RADIO SHACK CORPORATION                                         14,790

                                                                         108,048
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.10%
     323  BOYD GAMING CORPORATION                                          8,769
     354  EMPIRE RESORTS INCORPORATED+                                     3,115
   1,415  HILTON HOTELS CORPORATION                                       25,258
   2,001  LA QUINTA CORPORATION+                                          15,688

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     470  MARRIOTT INTERNATIONAL INCORPORATED
            CLASS A                                                   $   22,301
     313  STARWOOD HOTELS & RESORTS
            WORLDWIDE INCORPORATED                                        13,835

                                                                          88,966
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER  EQUIPMENT - 1.65%
   1,338  3M COMPANY                                                     110,198
     224  ACTUANT CORPORATION CLASS A+                                     8,476
     760  APPLE COMPUTER INCORPORATED+                                    26,212
   3,306  APPLIED MATERIALS INCORPORATED+                                 52,532
   1,051  AXCELIS TECHNOLOGIES INCORPORATED+                               8,198
     760  BAKER HUGHES INCORPORATED                                       29,891
     268  BHA GROUP HOLDINGS INCORPORATED                                 10,184
     172  BLACK & DECKER CORPORATION                                      11,856
     283  BLACK BOX CORPORATION                                           10,256
     227  BRIGGS & STRATTON CORPORATION                                   17,048
   1,450  BROCADE COMMUNICATIONS SYSTEMS
            INCORPORATED+                                                  7,148
     263  BROOKS AUTOMATION INCORPORATED+                                  3,269
     232  CASCADE CORPORATION                                              5,986
     641  CATERPILLAR INCORPORATED                                        46,601
     205  CDW CORPORATION                                                 11,992
  12,654  CISCO SYSTEMS INCORPORATED+                                    237,389
     533  DEERE & COMPANY                                                 33,723
   4,799  DELL INCORPORATED+                                             167,197
     599  DOVER CORPORATION                                               22,600
   4,817  EMC CORPORATION+                                                51,879
     348  EMULEX CORPORATION+                                              3,692
     164  ENGINEERED SUPPORT SYSTEMS INCORPORATED                          7,086
     148  EQUINIX INCORPORATED+                                            4,705
     417  FLOWSERVE CORPORATION+                                           9,566
     375  GARDNER DENVER INCORPORATED+                                    10,399
   2,893  GATEWAY INCORPORATED+                                           12,700
     707  GENERAL BINDING CORPORATION+                                     7,077
     321  GLOBAL IMAGING SYSTEMS INCORPORATED+                             8,988
     452  GRANT PRIDECO INCORPORATED+                                      8,258
     640  HITACHI LIMITED ADR                                             40,365
     353  JOY GLOBAL INCORPORATED                                         10,699
   1,046  JUNIPER NETWORKS INCORPORATED+                                  23,943
     620  KADANT INCORPORATED+                                            11,706
     239  LEXMARK INTERNATIONAL INCORPORATED+                             21,139
     450  LUFKIN INDUSTRIES INCORPORATED                                  14,580
   7,066  MAKITA CORPORATION                                             105,354
     309  MODINE MANUFACTURING COMPANY                                     9,208
   6,604  NEC CORPORATION ADR                                             42,398
     469  PALL CORPORATION                                                11,425
     279  PALMONE INCORPORATED+                                            9,109
     828  PITNEY BOWES INCORPORATED                                       36,068
     336  PROQUEST COMPANY+                                                8,165
     308  SANDISK CORPORATION+                                             7,192
     586  SCIENTIFIC GAMES CORPORATION CLASS A+                            9,980
   1,671  SIEMENS AG                                                     115,382
     199  SMITH INTERNATIONAL INCORPORATED+                               11,339
     249  STANLEY WORKS                                                   10,772
     776  SYMBOL TECHNOLOGIES INCORPORATED                                10,010
     282  TEREX CORPORATION+                                              10,189
     199  TORO COMPANY                                                    12,969
     157  TRANSACT TECHNOLOGIES INCORPORATED+                              2,795
     571  WATSCO INCORPORATED                                             16,605
     379  WESTERN DIGITAL CORPORATION+                                    2,827

                                                                       1,499,325
                                                                      ----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.19%
     818  AON CORPORATION                                                 21,227
     382  HILB, ROGAL & HAMILTON COMPANY                                  13,003
     571  HUMANA INCORPORATED+                                            10,849
     216  LABONE INCORPORATED+                                             6,314
     908  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                                  40,579
     570  MEDCO HEALTH SOLUTIONS INCORPORATED+                            17,801
   1,101  METLIFE INCORPORATED                                            41,012
     314  NATIONAL FINANCIAL PARTNERS CORPORATION                         10,802
     900  UNUMPROVIDENT CORPORATION                                       14,562

                                                                         176,149
                                                                      ----------

INSURANCE CARRIERS - 1.44%
   1,817  AEGON NV                                                        19,515
     310  AETNA INCORPORATED                                              28,721
   1,179  AFLAC INCORPORATED                                              47,278
     263  ALLMERICA FINANCIAL CORPORATION+                                 7,627
   1,408  ALLSTATE CORPORATION                                            66,472
     252  AMBAC FINANCIAL GROUP INCORPORATED                              19,026
   4,050  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                                 288,522
     233  AMERIGROUP CORPORATION+                                         11,962
     309  ANTHEM INCORPORATED+                                            25,103
   3,440  AXA ADR                                                         70,692
     205  CENTENE CORPORATION+                                             8,106
     391  CHUBB CORPORATION                                               26,592
     290  CIGNA CORPORATION                                               19,302
     546  CINCINNATI FINANCIAL CORPORATION                                22,031
     738  HARTFORD FINANCIAL SERVICES GROUP
            INCORPORATED                                                  45,136
     308  HEALTH NET INCORPORATED+                                         7,989
   3,630  ING GROEP NV ADR                                                88,717
     354  KANSAS CITY LIFE INSURANCE COMPANY                              14,400
     217  LANDAMERICA FINANCIAL GROUP
            INCORPORATED                                                   9,340
     598  LINCOLN NATIONAL CORPORATION                                    27,089
     387  LOEWS CORPORATION                                               21,982
      61  MARKEL CORPORATION+                                             17,925
     352  MBIA INCORPORATED                                               20,159
     302  MGIC INVESTMENT CORPORATION                                     20,618
     743  MILLEA HOLDINGS INCORPORATED                                    51,104
     793  PHOENIX COMPANIES INCORPORATED                                   8,350
     777  PRINCIPAL FINANCIAL GROUP INCORPORATED                          26,970
     483  PROASSURANCE CORPORATION+                                       16,306
     436  PROGRESSIVE CORPORATION                                         35,011
   1,015  PRUDENTIAL FINANCIAL INCORPORATED                               46,873
     364  SAFECO CORPORATION                                              17,534
   1,197  ST PAUL COMPANIES INCORPORATED                                  41,524
     180  TORCHMARK CORPORATION                                            9,266
   1,199  UNITEDHEALTH GROUP INCORPORATED                                 79,290

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     315  UNITIED INSURANCE COMPANIES
            INCORPORATED                                              $    8,760
     322  WELLPOINT HEALTH NETWORKS
            INCORPORATED+                                                 31,614

                                                                       1,306,906
                                                                      ----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
     255  CORRECTIONS CORPORATION OF AMERICA+                              8,833
                                                                      ----------

LEATHER & LEATHER PRODUCTS - 0.01%
     310  COACH INCORPORATED+                                             13,066
                                                                      ----------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.01%
     640  Laidlaw International Incorporated+                             10,048
                                                                      ----------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.04%
     771  CHAMPION ENTERPRISES INCORPORATED+                               7,425
     565  GEORGIA-PACIFIC CORPORATION                                     19,199
     236  SKYLINE CORPORATION                                              9,015

                                                                          35,639
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 0.97%
     298  ADVANCED MEDICAL OPTICS INCORPORATED+                           11,092
     150  ADVANCED NEUROMODULATION SYSTEMS
            INCORPORATED+                                                  4,398
     919  AGILENT TECHNOLOGIES INCORPORATED+                              18,839
   1,242  AKSYS LIMITED+                                                   6,744
     301  ALIGN TECHNOLOGY INCORPORATED+                                   4,611
     300  ALLERGAN INCORPORATED                                           22,395
     348  AMERICAN MEDICAL SYSTEMS HOLDINGS
            INCORPORATED+                                                 10,983
     314  ANALOGIC CORPORATION                                            12,946
     601  ANAREN INCORPORATED+                                             7,104
     533  APPLERA CORPORATION-APPLIED
            BIOSYSTEMS GROUP                                              10,148
     258  BAUSCH & LOMB INCORPORATED                                      17,015
   1,257  BAXTER INTERNATIONAL INCORPORATED                               38,389
     535  BECTON DICKINSON & COMPANY                                      25,744
     517  BIOMET INCORPORATED                                             23,601
   1,160  BOSTON SCIENTIFIC CORPORATION+                                  41,447
     242  C.R. BARD INCORPORATED                                          13,576
     403  CONMED CORPORATION+                                              9,853
     398  CREDENCE SYSTEMS CORPORATION+                                    2,655
     237  CYBERONICS INCORPORATED+                                         4,057
     503  DANAHER CORPORATION                                             25,864
     700  EASTMAN KODAK COMPANY                                           20,706
     246  ESCO TECHNOLOGIES INCORPORATED+                                 15,830
     201  FLIR SYSTEMS INCORPORATED+                                      11,732
     594  GUIDANT CORPORATION                                             35,521
     338  INTEGRA LIFESCIENCES HOLDINGS+                                  10,096
     108  INVISION TECHNOLOGIES INCORPORATED+                              5,076
     180  LASERSCOPE+                                                      3,564
   2,206  MEDTRONIC INCORPORATED                                         109,749
     320  MENTOR CORPORATION                                              11,258
     176  MILLIPORE CORPORATION+                                           8,853
     332  OCULAR SCIENCES INCORPORATED+                                   14,475
     331  POLYMEDICA CORPORATION                                          10,066
     148  POSSIS MEDICAL INCORPORATED+                                     2,590
     804  RAYTHEON COMPANY                                                27,923
     155  RESMED INCORPORATED+                                             7,404
     390  RICOH COMPANY LIMITED ADR                                       38,202
     407  ROCKWELL AUTOMATION INCORPORATED                                15,873
     314  ST. JUDE MEDICAL INCORPORATED+                                  21,117
     632  STRYKER CORPORATION                                             28,630
     347  SYBRON DENTAL SPECIALTIES INCORPORATED+                          9,674
     301  TECHNE CORPORATION+                                             11,661
     648  TERADYNE INCORPORATED+                                           8,340
     719  THERMO ELECTRON CORPORATION+                                    18,888
   1,094  THERMOGENESIS+                                                   4,288
     387  TRIMBLE NAVIGATION LIMITED+                                     10,658
     259  VARIAN INCORPORATED+                                            10,184
     402  VIASYS HEALTHCARE INCORPORATED+                                  5,849
     281  VISX INCORPORATED+                                               5,699
     336  WATERS CORPORATION+                                             14,552
     221  WRIGHT MEDICAL GROUP INCORPORATED+                               5,967
     835  X-RITE INCORPORATED                                             11,690
   1,820  XEROX CORPORATION+                                              24,443
     465  ZIMMER HOLDINGS INCORPORATED+                                   33,155

                                                                         885,174
                                                                      ----------

MEDICAL EQUIPMENT & SUPPLIES - 0.00%
     203 WILSON GREATBATCH TECHNOLOGIES
           INCORPORATED+                                                   3,325
                                                                      ----------

METAL MINING - 0.18%
      89  CLEVELAND CLIFFS INCORPORATED+                                   5,941
     973  NEWMONT MINING CORPORATION                                      43,191
     216  PHELPS DODGE CORPORATION                                        17,617
     889  RIO TINTO PLC ADR                                               90,305
     333  STILLWATER MINING COMPANY+                                       4,768

                                                                         161,822
                                                                      ----------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.02%
     453  VULCAN MATERIALS COMPANY                                        21,595
                                                                      ----------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.56%
     397  EATON CORPORATION                                               23,959
     998  HASBRO INCORPORATED                                             18,493
   5,802  HEWLETT-PACKARD COMPANY                                        103,798
     210  ITT INDUSTRIES INCORPORATED                                     16,611
   5,286  JOHNSON & JOHNSON                                              307,116
   1,008  MATTEL INCORPORATED                                             16,219
     276  TIFFANY & COMPANY                                                8,542
     452  YANKEE CANDLE COMPANY INCORPORATED+                             12,254

                                                                         506,992
                                                                      ----------

MISCELLANEOUS RETAIL - 0.59%
     642  1-800-FLOWERS.COM INCORPORATED
            CLASS A+                                                       4,777
     471  AMAZON.COM INCORPORATED+                                        17,964
     312  CASH AMERICA INTERNATIONAL INCORPORATED                          7,220
     873  COSTCO WHOLESALE CORPORATION                                    35,941
     799  CVS CORPORATION                                                 31,960

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     406  DILLARDS INCORPORATED CLASS A                               $    7,714
     578  GSI COMMERCE INCORPORATED+                                       5,387
     771  HANCOCK FABRICS INCORPORATED                                     8,566
     274  J JILL GROUP INCORPORATED+                                       4,957
     380  LONGS DRUG STORES CORPORATION                                    9,226
     154  MICHAELS STORES INCORPORATED                                     8,829
     636  OFFICE DEPOT INCORPORATED+                                      10,182
     124  OVERSTOCK.COM INCORPORATED+                                      3,887
   1,257  PC CONNECTION INCORPORATED+                                      8,296
     287  PETSMART INCORPORATED                                            8,053
     184  PRICELINE.COM INCORPORATED+                                      3,842
     235  SPORTS AUTHORITY INCORPORATED+                                   4,989
   1,104  STAPLES INCORPORATED                                            31,663
   4,574  WAL-MART STORES INCORPORATED                                   240,913
   1,952  WALGREEN COMPANY                                                71,150
     177  WORLD FUEL SERVICES CORPORATION                                  6,227
     353  ZALE CORPORATION+                                                9,044

                                                                         540,787
                                                                      ----------

MISCELLANEOUS SERVICES - 0.06%
   3,507  ADECCO SA ADR                                                   40,997
     244  D&B CORPORATION+                                                13,454

                                                                          54,451
                                                                      ----------

MOTION PICTURES - 0.28%
   4,154  LIBERTY MEDIA CORPORATION CLASS A+                              37,012
     269  MACROVISION CORPORATION+                                         6,362
   7,720  TIME WARNER INCORPORATED+                                      126,222
   3,713  WALT DISNEY COMPANY                                             83,357

                                                                         252,953
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.14%
     245  FORWARD AIR CORPORATION+                                         8,901
     394  LANDSTAR SYSTEM INCORPORATED+                                   20,677
   1,128  UNITED PARCEL SERVICE INCORPORATED
            CLASS B                                                       82,400
     400  USF CORPORATION                                                 13,704

                                                                         125,682
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.84%
     177  ACCREDITED HOME LENDERS HOLDING
            COMPANY+                                                       7,039
   1,899  AMERICAN EXPRESS COMPANY                                        94,988
     301  AMERICREDIT CORPORATION+                                         6,294
   8,885  APOLLO INVESTMENT CORPORATION+                                 124,656
     480  CAPITAL ONE FINANCIAL CORPORATION                               32,525
   1,035  CHARTER MUNICIPAL MORTGAGE ACCEPTANCE
             COMPANY                                                      21,880
     449  CIT GROUP INCORPORATED                                          16,047
   1,092  COUNTRYWIDE FINANCIAL CORPORATION                               38,821
   1,644  FANNIE MAE                                                     122,396
     350  FINANCIAL FEDERAL CORPORATION+                                  11,641
   1,184  FREDDIE MAC                                                     79,470
   2,258  MBNA CORPORATION                                                54,508
     194  NEW CENTURY FINANCIAL CORPORATION                               10,406
   1,477  ORIX CORPORATION ADR                                            75,770
     782  PROVIDIAN FINANCIAL CORPORATION+                                11,292
     300  SAXON CAPITAL INCORPORATED+                                      7,545
     778  SLM CORPORATION                                                 30,358
     164  WFS FINANCIAL INCORPORATED+                                      7,441
     622  WORLD ACCEPTANCE CORPORATION+                                   13,889

                                                                         766,966
                                                                      ----------

OIL & GAS EXTRACTION - 1.02%
     483  ANADARKO PETROLEUM CORPORATION                                  28,603
     705  APACHE CORPORATION                                              31,506
     298  ATWOOD OCEANICS INCORPORATED+                                   12,447
   4,349  BHP BILLITON LIMITED ADR                                        81,370
     403  BJ SERVICES COMPANY                                             19,364
     938  BURLINGTON RESOURCES INCORPORATED                               33,984
     254  CHENIERE ENERGY INCORPORATED+                                    4,392
     728  DENBURY RESOURCES INCORPORATED+                                 15,943
     521  DEVON ENERGY CORPORATION                                        33,766
     990  ENI SPA ADR                                                    101,851
     353  EVERGREEN RESOURCES INCORPORATED+                               13,926
     544  FX ENERGY INCORPORATED+                                          4,716
   1,104  HALLIBURTON COMPANY                                             32,204
     517  HANOVER COMPRESSOR COMPANY+                                      5,961
     434  KERR-MCGEE CORPORATION                                          22,907
   1,556  MAGNUM HUNTER RESOURCES
            INCORPORATED+                                                 15,856
     720  OCCIDENTAL PETROLEUM CORPORATION                                37,188
     421  OCEANEERING INTERNATIONAL INCORPORATED+                         13,480
     500  PATTERSON-UTI ENERGY INCORPORATED                                8,660
     885  PLAINS EXPLORATION & PRODUCTION
            COMPANY+                                                      17,178
   4,609  REPSOL YPF SA ADR                                               95,591
     481  ROWAN COMPANIES INCORPORATED+                                   11,698
     645  SOUTHWESTERN ENERGY COMPANY+                                    22,943
     336  SPINNAKER EXPLORATION COMPANY+                                  11,471
     322  STONE ENERGY CORPORATION+                                       13,395
   1,768  TOTAL SA ADR                                                   173,246
     498  UNIT CORPORATION+                                               15,637
     667  UNOCAL CORPORATION                                              24,906
     247  VERITAS DGC INCORPORATED+                                        5,787
     550  XTO ENERGY INCORPORATED                                         15,422

                                                                         925,398
                                                                      ----------

PAPER & ALLIED PRODUCTS - 0.35%
     651  BEMIS COMPANY INCORPORATED                                      17,206
     338  BOISE CASCADE CORPORATION                                       10,576
     481  CHESAPEAKE CORPORATION                                          10,962
   1,152  GLATFELTER                                                      14,607
     955  INTERNATIONAL PAPER COMPANY                                     38,219
     792  KIMBERLY-CLARK CORPORATION                                      52,826
     930  MEADWESTVACO CORPORATION                                        28,040
     632  PACTIV CORPORATION+                                             14,947
     528  POTLATCH CORPORATION                                            22,651
   2,578  STORA ENSO OYJ                                                  34,726
     231  TEMPLE-INLAND INCORPORATED                                      15,773
   2,814  UPM-KYMMENE OYJ ADR                                             54,282

                                                                         314,815
                                                                      ----------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)

PERSONAL SERVICES - 0.05%
     430  CINTAS CORPORATION                                          $   17,634
     283  H & R BLOCK INCORPORATED                                        13,658
     270  REGIS CORPORATION                                               11,051

                                                                          42,343
                                                                      ----------

PETROLEUM REFINING & RELATED
INDUSTRIES - 1.40%
     244  AMERADA HESS CORPORATION                                        19,642
     233  ASHLAND INCORPORATED                                            11,983
   3,754  BP PLC ADR                                                     201,590
   1,929  CHEVRONTEXACO CORPORATION                                      188,078
   1,263  CONOCOPHILLIPS                                                  94,005
     342  ELKCORP                                                          8,553
  11,861  EXXON MOBIL CORPORATION                                        546,792
     809  MARATHON OIL CORPORATION                                        29,343
   2,478  ROYAL DUTCH PETROLEUM COMPANY                                  125,610
     291  SUNOCO INCORPORATED                                             17,897
     299  TESORO PETROLEUM CORPORATION+                                    7,080
     281  VALERO ENERGY CORPORATION                                       18,554

                                                                       1,269,127
                                                                      ----------

PRIMARY METAL INDUSTRIES - 0.31%
   1,718  ALCOA INCORPORATED                                              55,629
     384  ALLEGHENY TECHNOLOGIES INCORPORATED                              7,223
     420  BELDEN CDT INCORPORATED                                          8,413
     176  CARPENTER TECHNOLOGY CORPORATION                                 7,797
     203  CENTURY ALUMINUM COMPANY+                                        5,030
     307  COMMSCOPE INCORPORATED+                                          6,100
     707  ENGELHARD CORPORATION                                           19,987
   3,828  KUBOTA CORPORATION ADR                                          97,040
     202  LONE STAR TECHNOLOGIES INCORPORATED+                             6,205
     237  MAVERICK TUBE CORPORATION+                                       7,020
     464  MUELLER INDUSTRIES INCORPORATED                                 18,231
     287  STEEL DYNAMICS INCORPORATED                                      9,000
     233  TEXAS INDUSTRIES INCORPORATED                                   10,205
     325  UNITED STATES STEEL CORPORATION                                 11,996
     555  WORTHINGTON INDUSTRIES INCORPORATED                             11,294

                                                                         281,170
                                                                      ----------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 0.54%
     502  AMERICAN GREETINGS CORPORATION C
            LASS A+                                                       12,083
     771  BOWNE & COMPANY INCORPORATED                                    10,347
     300  CONSOLIDATED GRAPHICS INCORPORATED+                             12,255
     265  DOW JONES & COMPANY INCORPORATED                                10,878
     395  GANNETT COMPANY INCORPORATED                                    33,457
     185  KNIGHT-RIDDER INCORPORATED                                      11,920
     367  MCGRAW-HILL COMPANIES INCORPORATED                              27,793
     304  MEREDITH CORPORATION                                            15,224
     448  NEW YORK TIMES COMPANY CLASS A                                  18,198
   1,126  NEWS CORPORATION LIMITED ADR                                    35,188
   6,527  PEARSON PLC                                                     73,559
     227  R.H. DONNELLEY CORPORATION+                                     10,544
   2,929  REED ELSEVIER NV ADR                                            75,480
     503  RR DONNELLEY & SONS COMPANY                                     15,457
     587  TRIBUNE COMPANY                                                 24,507
     460  VALASSIS COMMUNICATIONS INCORPORATED+                           13,000
   2,801  VIACOM INCORPORATED CLASS B                                     93,301

                                                                         493,191
                                                                      ----------

RAILROAD TRANSPORTATION - 0.11%
     698  BURLINGTON NORTHERN SANTA FE
            CORPORATION                                                   24,988
     615  CSX CORPORATION                                                 19,422
     896  NORFOLK SOUTHERN CORPORATION                                    25,446
     500  UNION PACIFIC CORPORATION                                       28,555

                                                                          98,411
                                                                      ----------

REAL ESTATE - 0.03%
     413  JONES LANG LASALLE INCORPORATED+                                13,484
   2,002  STEWART ENTERPRISES INCORPORATED
            CLASS A+                                                      13,634

                                                                          27,118
                                                                      ----------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.14%
     796  A SCHULMAN INCORPORATED                                         15,968
     535  COOPER TIRE & RUBBER COMPANY                                    12,112
     724  GOODYEAR TIRE & RUBBER COMPANY+                                  7,950
     222  JARDEN CORPORATION+                                              6,724
     385  NIKE INCORPORATED CLASS B                                       28,994
     211  SEALED AIR CORPORATION+                                         10,364
     182  TREX COMPANY INCORPORATED+                                       7,888
     811  TUPPERWARE CORPORATION                                          13,844
     557  WEST PHARMACEUTICAL SERVICES
            INCORPORATED                                                  22,275

                                                                         126,119
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.55%
     181  BEAR STEARNS COMPANIES INCORPORATED                             15,914
   2,992  CHARLES SCHWAB CORPORATION                                      28,275
      77  CHICAGO MERCANTILE EXCHANGE                                     10,251
   2,347  CREDIT SUISSE GROUP ADR+                                        73,367
     460  FRANKLIN RESOURCES INCORPORATED                                 24,504
     368  FRIEDMAN BILLINGS RAMSEY GROUP
            INCORPORATED CLASS A                                           6,937
     561  GOLDMAN SACHS GROUP INCORPORATED                                50,294
     533  LEHMAN BROTHERS HOLDINGS INCORPORATED                           39,383
   1,619  MERRILL LYNCH & COMPANY INCORPORATED                            82,682
   1,873  MORGAN STANLEY                                                  95,017
   3,672  NOMURA HOLDINGS INCORPORATED ADR                                50,967
     209  PIPER JAFFRAY COMPANIES INCORPORATED+                            9,008
     320  T ROWE PRICE GROUP INCORPORATED                                 15,850

                                                                         502,449
                                                                      ----------

SOCIAL SERVICES - 0.01%
     241  BRIGHT HORIZONS FAMILY SOLUTIONS
            INCORPORATED+                                                 11,927
                                                                      ----------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.39%
     203  CABOT MICROELECTRONICS CORPORATION+                              6,778
     193  CARBO CERAMICS INCORPORATED                                     12,420
   2,645  CORNING INCORPORATED+                                           26,767
     388  GENTEX CORPORATION                                              13,324

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                       WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   2,582  HANSON PLC ADR                                            $     88,485
   4,589  HOLCIM LIMITED ADR                                             122,773
   3,922  LAFARGE SA ADR                                                  84,911

                                                                         355,458
                                                                    ------------

TEXTILE MILL PRODUCTS - 0.03%
     284  ALBANY INTERNATIONAL CORPORATION
            CLASS A                                                        8,279
   1,195  INTERFACE INCORPORATED+                                          8,532
     321  OXFORD INDUSTRIES INCORPORATED                                  12,988

                                                                          29,799
                                                                    ------------

TOBACCO PRODUCTS - 0.26%
   3,563  ALTRIA GROUP INCORPORATED                                      174,409
     373  LOEWS CORPORATION - CAROLINA GROUP                               9,206
     292  UNIVERSAL CORPORATION                                           13,178
     732  UST INCORPORATED                                                29,368
     444  VECTOR GROUP LTD                                                 7,432

                                                                         233,593
                                                                    ------------

TRANSPORTATION BY AIR - 0.29%
     419  AMR CORPORATION+                                                 3,746
   9,391  BAA PLC ADR                                                     93,762
   1,284  DELTA AIR LINES INCORPORATED+                                    5,188
     436  EGL INCORPORATED+                                               10,564
     571  FEDEX CORPORATION                                               46,816
   4,419  JAPAN AIRLINES SYSTEM ADR+                                      63,822
     251  JETBLUE AIRWAYS CORPORATION+                                     5,986
   2,037  SOUTHWEST AIRLINES COMPANY                                      30,188

                                                                         260,072
                                                                    ------------

TRANSPORTATION EQUIPMENT - 1.06%
     690  ARVIN INDUSTRIES INCORPORATED                                   13,179
   3,458  BAE SYSTEMS PLC ADR                                             49,891
   1,589  BOEING COMPANY                                                  82,978
     372  BRUNSWICK CORPORATION                                           14,623
   1,989  DAIMLERCHRYSLER AG                                              83,081
   1,607  DELPHI CORPORATION                                              14,720
   4,409  FIAT SPA ADR                                                    31,613
     352  FLEETWOOD ENTERPRISES INCORPORATED+                              4,495
   3,303  FORD MOTOR COMPANY                                              46,605
     395  GENERAL DYNAMICS CORPORATION                                    38,568
     834  GENERAL MOTORS CORPORATION                                      34,453
     578  GOODRICH CORPORATION                                            18,357
     266  GROUP 1 AUTOMOTIVE INCORPORATED+                                 7,307
     565  HARLEY-DAVIDSON INCORPORATED                                    34,476
   2,198  HONDA MOTOR COMPANY LIMITED ADR                                 54,906
   1,678  HONEYWELL INTERNATIONAL INCORPORATED                            60,374
     403  JOHNSON CONTROLS INCORPORATED                                   22,689
     785  LOCKHEED MARTIN CORPORATION                                     42,217
     546  NORTHROP GRUMMAN CORPORATION                                    28,201
     426  PACCAR INCORPORATED                                             25,641
     205  SEQUA CORPORATION+                                              10,914
   1,026  SPORTS RESORTS INTERNATIONAL
            INCORPORATED+                                                  3,796
     309  SUPERIOR INDUSTRIES INTERNATIONAL
            INCORPORATED                                                   9,795
     372  TENNECO AUTOMOTIVE INCORPORATED+                                 5,000
     317  TEXTRON INCORPORATED                                            20,126
     370  THOR INDUSTRIES INCORPORATED                                     9,479
   1,237  TOYOTA MOTOR CORPORATION ADR                                    97,958
     302  TRINITY INDUSTRIES INCORPORATED                                  8,381
     313  TRIUMPH GROUP INCORPORATED+                                     10,079
     889  UNITED TECHNOLOGIES CORPORATION                                 83,486

                                                                         967,388
                                                                    ------------

TRANSPORTATION SERVICES - 0.03%
     376  EXPEDITORS INTERNATIONAL OF
            WASHINGTON INCORPORATED                                       18,341
     454  SABRE HOLDINGS CORPORATION                                      10,442

                                                                          28,783
                                                                    ------------

WATER TRANSPORTATION - 0.02%
     427  KIRBY CORPORATION+                                              15,176
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.23%
     321  ADVANCED MARKETING SERVICES
            INCORPORATED                                                   3,990
     190  AMERISOURCE-BERGEN CORPORATION                                  10,279
     310  BROWN-FORMAN CORPORATION CLASS B                                14,722
     774  CARDINAL HEALTH INCORPORATED                                    34,985
     521  HANDLEMAN COMPANY                                               10,993
     526  MCKESSON CORPORATION                                            16,280
     307  MEN'S WEARHOUSE INCORPORATED+                                    8,596
     342  NU SKIN ENTERPRISES INCORPORATED
            CLASS A                                                        8,830
     977  SAFEWAY INCORPORATED+                                           19,735
     250  SCHOOL SPECIALTY INCORPORATED+                                   8,863
     492  SUPERVALU INCORPORATED                                          12,969
   1,255  SYSCO CORPORATION                                               40,336
     318  TRACTOR SUPPLY COMPANY+                                         11,073
     332  UNITED NATURAL FOODS INCORPORATED+                               8,220

                                                                         209,871
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.35%
     524  1-800 CONTACTS INCORPORATED+                                     7,383
     276  IMAGISTICS INTERNATIONAL INCORPORATED+                           8,956
     309  INSIGHT ENTERPRISES INCORPORATED+                                4,944
     431  INTAC INTERNATIONAL+                                             3,556
     518  KYOCERA CORPORATION ADR                                         38,001
   2,698  MITSUBISHI CORPORATION ADR                                      55,708
     397  MITSUI & COMPANY LIMITED ADR                                    64,076
   1,848  NISSAN MOTOR COMPANY LIMITED ADR                                40,286
     227  OMNICARE INCORPORATED                                            6,569
     267  PEP BOYS-MANNY, MOE & JACK                                       4,245
     337  RELIANCE STEEL & ALUMINUM COMPANY                               12,786
     263  SCP POOL CORPORATION                                            11,096
   6,014  SUMITOMO MITSUI FINANCIAL                                       36,223
   1,112  VISTEON CORPORATION                                             10,375
     237  W.W. GRAINGER INCORPORATED                                      12,658

                                                                         316,862
                                                                    ------------

TOTAL COMMON STOCK
(COST $30,298,538)                                                    32,212,289
                                                                    ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                       AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                              INTEREST
                              RATE     MATURITY
PRINCIPAL   SECURITY NAME     %        DATE                            VALUE

US TREASURY SECURITIES - 63.67%

US TREASURY BONDS - 7.22%
 $6,480,000 US TREASURY BOND  3.25     08/15/2007                 $   6,574,919
                                                                  -------------

US TREASURY NOTES - 56.45%
  1,670,000 US TREASURY NOTE  6.13     08/15/2007                     1,829,106
  6,000,000 US TREASURY NOTE  3.00     11/15/2007                     6,035,862
  7,345,000 US TREASURY NOTE  2.63     05/15/2008                     7,255,773
  2,990,000 US TREASURY NOTE  5.63     05/15/2008                     3,265,875
     95,000 US TREASURY NOTE  3.25     08/15/2008                        95,690
  5,495,000 US TREASURY NOTE  3.13     09/15/2008                     5,504,875
    590,000 US TREASURY NOTE  3.38     11/15/2008                       595,946
  3,335,000 US TREASURY NOTE  4.75     11/15/2008                     3,547,736
  7,930,000 US TREASURY NOTE  3.38     12/15/2008                     8,002,488
  7,000,000 US TREASURY NOTE  2.63     03/15/2009                     6,825,546
    600,000 US TREASURY NOTE  5.50     05/15/2009                       659,297
  7,500,000 US TREASURY NOTE  4.00     06/15/2009                     7,735,838

                                                                     51,354,032
                                                                  -------------

TOTAL US TREASURY SECURITIES
(COST $56,718,996)                                                   57,928,951
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 47.44%
         COLLATERAL FOR SECURITY LENDING                             43,154,090

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $43,154,090)                                           43,154,090
                                                                  -------------

SHORT-TERM INVESTMENTS - 0.39%

US TREASURY BILLS - 0.39%
     24,000 US TREASURY BILL^ 1.31     09/02/2004                        23,999
     11,000 US TREASURY BILL^ 1.31     09/02/2004                        11,000
     11,000 US TREASURY BILL^ 1.32     09/02/2004                        11,000
    236,000 US TREASURY BILL^ 1.32     09/02/2004                       235,991
     72,000 US TREASURY BILL^ 1.34     09/02/2004                        71,997

                                                                        353,987
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $353,987)                                                         353,987
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $130,525,611)*                                146.91%       $ 133,649,317
OTHER ASSETS AND LIABILITIES, NET                   (46.91)         (42,677,354)
                                                    ------        -------------

TOTAL NET ASSETS                                    100.00%       $  90,971,963
                                                    ------        -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $146,061.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 48.97%

AMUSEMENT & RECREATION SERVICES - 0.13%
   1,266  ALLIANCE GAMING CORPORATION+                              $     18,876
   1,354  CHURCHILL DOWNS INCORPORATED                                    47,403
   1,196  GAYLORD ENTERTAINMENT COMPANY+                                  34,732
   1,106  HARRAH'S ENTERTAINMENT INCORPORATED                             53,298
   2,252  INTERNATIONAL GAME TECHNOLOGY                                   64,970
     522  MULTIMEDIA GAMES INCORPORATED+                                   7,538
     999  WESTWOOD ONE INCORPORATED+                                      22,418

                                                                         249,235
                                                                    ------------

APPAREL & ACCESSORY STORES - 0.23%
     851  ABERCROMBIE & FITCH COMPANY CLASS A                             23,828
     693  AEROPOSTALE INCORPORATED+                                       21,587
   1,003  CATO CORPORATION                                                21,213
   4,969  CHARMING SHOPPES INCORPORATED+                                  34,087
     467  CHICO'S FAS INCORPORATED+                                       19,100
   1,895  DEB SHOPS INCORPORATED                                          43,303
   3,667  GAP INCORPORATED                                                68,720
   1,902  KOHL'S CORPORATION+                                             94,111
   3,248  LIMITED BRANDS                                                  65,220
     974  NORDSTROM INCORPORATED                                          36,165
     860  ROSS STORES INCORPORATED                                        18,189

                                                                         445,523
                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.26%
   7,136  BENETTON GROUP SPA ADR                                         156,992
   1,116  JONES APPAREL GROUP INCORPORATED                                39,830
   1,143  LIZ CLAIBORNE INCORPORATED                                      43,514
     745  QUIKSILVER INCORPORATED+                                        16,204
   1,006  VF CORPORATION                                                  49,636
   3,335  WACOAL CORPORATION ADR                                         167,050
     857  WARNACO GROUP INCORPORATED+                                     17,260

                                                                         490,486
                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.05%
     462  AUTOZONE INCORPORATED+                                          34,216
   1,088  CARMAX INCORPORATED+                                            21,303
     501  COPART INCORPORATED+                                            10,882
     704  O'REILLY AUTOMOTIVE INCORPORATED+                               27,744

                                                                          94,145
                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.29%
     276  BEAZER HOMES USA INCORPORATED                                   26,952
   1,098  CENTEX CORPORATION                                              50,256
   1,344  D.R. HORTON INCORPORATED                                        41,583
     744  LENNAR CORPORATION CLASS A                                      34,075
      21  NVR INCORPORATED+                                               10,547
     954  PULTE HOMES INCORPORATED                                        56,238
  18,151  SEKISUI HOUSE LIMITED                                          181,931
     681  STANDARD-PACIFIC CORPORATION                                    34,370
   4,517  VIVENDI UNIVERSAL SA ADR+                                      112,338

                                                                         548,290
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.39%
     371  FASTENAL COMPANY                                                23,292
  12,443  HOME DEPOT INCORPORATED                                        454,916
   4,369  LOWE'S COMPANIES INCORPORATED                                  217,139
   1,304  SHERWIN-WILLIAMS COMPANY                                        53,855

                                                                         749,202
                                                                    ------------

BUSINESS SERVICES - 2.90%
   3,291  24/7 REAL MEDIA INCORPORATED+                                   10,762
     910  AARON RENTS INCORPORATED                                        18,691
   1,580  ADOBE SYSTEMS INCORPORATED                                      72,475
     836  ADVO INCORPORATED                                               24,729
     881  AFFILIATED COMPUTER SERVICES
            INCORPORATED CLASS A+                                         47,865
   1,553  AKAMAI TECHNOLOGIES INCORPORATED+                               20,888
     440  ALTIRIS INCORPORATED+                                           10,441
     370  ANSYS INCORPORATED+                                             16,687
     505  ARBITRON INCORPORATED+                                          19,574
   1,159  ASCENTIAL SOFTWARE CORPORATION+                                 15,021
     404  ASK JEEVES INCORPORATED+                                        10,472
     694  AUTODESK INCORPORATED                                           30,820
   3,403  AUTOMATIC DATA PROCESSING INCORPORATED                         135,337
     581  AVOCENT CORPORATION+                                            16,564
   2,469  BEA SYSTEMS INCORPORATED+                                       16,295
   1,869  BISYS GROUP INCORPORATED+                                       26,540
     263  BLUE COAT SYSTEMS INCORPORATED+                                  3,845
   2,165  BMC SOFTWARE INCORPORATED+                                      32,410
     405  CACI INTERNATIONAL INCORPORATED
            CLASS A+                                                      19,719
   2,234  CADENCE DESIGN SYSTEMS INCORPORATED+                            27,769
   1,041  CCC INFORMATION SERVICES GROUP+                                 17,936
   6,335  CENDANT CORPORATION                                            137,026
     410  CERNER CORPORATION+                                             17,962
     962  CERTEGY INCORPORATED                                            36,922
     677  CHECKFREE CORPORATION+                                          18,448
     711  CHOICEPOINT INCORPORATED+                                       30,040
   1,865  CITRIX SYSTEMS INCORPORATED+                                    29,672
   1,536  CNET NETWORKS INCORPORATED+                                     12,488
     763  COGNEX CORPORATION                                              20,425
     682  COGNIZANT TECHNOLOGY SOLUTIONS
            CORPORATION+                                                  18,700
   3,067  COMPUTER ASSOCIATES INTERNATIONAL
            INCORPORATED                                                  74,283
   1,387  COMPUTER SCIENCES CORPORATION+                                  64,287
   5,550  COMPUWARE CORPORATION+                                          25,141
   1,699  CONVERGYS CORPORATION+                                          23,616
     863  CSG SYSTEMS INTERNATIONAL INCORPORATED+                         12,488
   1,131  DIGITAL INSIGHT CORPORATION+                                    16,920
     523  DIGITAL RIVER INCORPORATED+                                     12,589
     600  DST SYSTEMS INCORPORATED+                                       27,144
   2,853  EBAY INCORPORATED+                                             246,899
   2,801  ELECTRO RENT CORPORATION+                                       28,206
   1,834  ELECTRONIC ARTS INCORPORATED+                                   91,296
   3,486  ELECTRONIC DATA SYSTEMS CORPORATION                             67,001
     934  ELECTRONICS FOR IMAGING INCORPORATED+                           18,568
   1,171  EQUIFAX INCORPORATED                                            28,572
     522  F5 NETWORKS INCORPORATED+                                       12,826

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     503  FACTSET RESEARCH SYSTEMS INCORPORATED                       $   22,399
     690  FAIR ISAAC CORPORATION                                          18,582
     633  FILENET CORPORATION+                                            12,432
   4,727  FIRST DATA CORPORATION                                         199,716
   1,510  FISERV INCORPORATED+                                            52,518
     528  HYPERION SOLUTIONS CORPORATION+                                 19,304
     464  IDX SYSTEMS CORPORATION+                                        13,456
   2,009  IMS HEALTH INCORPORATED                                         46,870
     471  INFOSPACE INCORPORATED+                                         17,898
   2,628  INSURANCE AUTO AUCTIONS INCORPORATED+                           45,228
     649  INTERGRAPH CORPORATION+                                         16,835
   1,895  INTERNET CAPITAL GROUP INCORPORATED+                            10,422
   3,246  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED+                                                 34,245
     982  INTRADO INCORPORATED+                                            9,074
   1,338  INTUIT INCORPORATED+                                            56,584
   2,134  KEYNOTE SYSTEMS INCORPORATED+                                   28,724
   5,651  KIDDE PLC ADR                                                  119,703
     458  KRONOS INCORPORATED+                                            19,593
     649  LAMAR ADVERTISING COMPANY+                                      28,355
     536  MANHATTAN ASSOCIATES INCORPORATED+                              12,510
     807  MANPOWER INCORPORATED                                           34,080
   1,030  MCAFEE INCORPORATED+                                            20,373
   1,209  MENTOR GRAPHICS CORPORATION+                                    13,226
     809  MERCURY INTERACTIVE CORPORATION+                                27,919
  50,776  MICROSOFT CORPORATION                                        1,386,185
     695  MONSTER WORLDWIDE INCORPORATED+                                 14,060
   1,758  MPS GROUP INCORPORATED+                                         15,699
     976  NCR CORPORATION+                                                43,110
   3,177  NOVELL INCORPORATED+                                            18,744
   1,125  OMNICOM GROUP INCORPORATED                                      77,411
  22,302  ORACLE CORPORATION+                                            222,351
     405  PALMSOURCE INCORPORATED+                                         9,117
   2,879  PEOPLESOFT INCORPORATED+                                        50,095
   1,113  RED HAT INCORPORATED+                                           13,645
   4,530  RENTOKIL INITIAL PLC ADR                                        61,221
   2,352  REUTERS GROUP PLC ADR                                           81,356
   1,302  ROBERT HALF INTERNATIONAL INCORPORATED                          31,899
     924  RSA SECURITY INCORPORATED+                                      13,758
     558  SAFENET INCORPORATED+                                           15,875
   3,699  SAP AG                                                         134,866
   4,364  SIEBEL SYSTEMS INCORPORATED+                                    33,210
     404  SRA INTERNATIONAL INCORPORATED CLASS A+                         18,313
  23,236  SUN MICROSYSTEMS INCORPORATED+                                  89,226
   2,201  SUNGARD DATA SYSTEMS INCORPORATED+                              50,623
   1,969  SYMANTEC CORPORATION+                                           94,433
   1,550  SYNOPSYS INCORPORATED+                                          24,738
     576  TAKE-TWO INTERACTIVE SOFTWARE
            INCORPORATED+                                                 18,864
     597  TRANSACTION SYSTEMS ARCHITECTS
            INCORPORATED CLASS A+                                         10,173
     371  TRAVELZOO INCORPORATED+                                         16,695
   3,299  UNISYS CORPORATION+                                             33,122
   1,399  UNITED ONLINE INCORPORATED+                                     13,402
     911  UNITED RENTALS INCORPORATED+                                    13,383
   1,165  VALUECLICK INCORPORATED+                                         8,423
   1,519  VERISIGN INCORPORATED+                                          26,370
   2,860  VERITAS SOFTWARE CORPORATION+                                   47,819
     438  WEBSENSE INCORPORATED+                                          16,797
     959  WIND RIVER SYSTEMS INCORPORATED+                                10,405
   2,089  WPP GROUP PLC ADR                                               94,277
   6,471  YAHOO! INCORPORATED+                                           184,488

                                                                       5,540,558
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 5.17%
   8,377  ABBOTT LABORATORIES                                            349,237
   1,981  ABGENIX INCORPORATED+                                           19,711
   1,494  AIR PRODUCTS & CHEMICALS INCORPORATED                           78,256
   3,490  AKZO NOBEL NV ADR                                              117,899
     915  ALBERTO-CULVER COMPANY CLASS B                                  44,185
   1,227  ALKERMES INCORPORATED+                                          13,043
   7,147  AMGEN INCORPORATED+                                            423,746
     519  ANDRX CORPORATION+                                              10,463
   6,142  ASTRAZENECA PLC ADR                                            285,787
     858  AVERY DENNISON CORPORATION                                      53,325
   2,691  AVON PRODUCTS INCORPORATED                                     118,888
   3,558  BASF AG ADR                                                    193,520
   4,747  BAYER AG ADR                                                   123,185
  10,808  BRISTOL-MYERS SQUIBB COMPANY                                   256,474
     969  CHIRON CORPORATION+                                             41,066
   1,133  CLOROX COMPANY                                                  59,868
   2,858  COLGATE PALMOLIVE COMPANY                                      154,332
     931  DENDREON CORPORATION+                                            9,152
   1,703  DISCOVERY LABORATORIES INCORPORATED+                            13,454
   5,206  DOW CHEMICAL COMPANY                                           222,869
   5,522  DU PONT (E.I.) DE NEMOURS & COMPANY                            233,360
     855  EASTMAN CHEMICAL COMPANY                                        39,783
   1,882  ECOLAB INCORPORATED                                             56,309
   5,277  ELI LILLY & COMPANY                                            334,826
     458  FMC CORPORATION+                                                21,173
   2,136  FOREST LABORATORIES INCORPORATED+                               97,936
   2,484  GENENTECH INCORPORATED+                                        121,170
   1,527  GENZYME CORPORATION+                                            82,458
   1,922  GERON CORPORATION+                                              11,148
   1,265  GILEAD SCIENCES INCORPORATED+                                   87,449
   5,378  GILLETTE COMPANY                                               228,565
   9,895  GLAXOSMITHKLINE PLC ADR                                        407,080
   1,054  GREAT LAKES CHEMICAL CORPORATION                                27,530
     845  HOSPIRA INCORPORATED+                                           23,406
     693  ILEX ONCOLOGY INCORPORATED+                                     17,283
   1,254  IMC GLOBAL INCORPORATED+                                        19,989
     349  IMCLONE SYSTEMS INCORPORATED+                                   18,595
     565  IMMUCOR INCORPORATED+                                           11,554
     661  IMPAX LABORATORIES INCORPORATED+                                 9,459
   3,221  INKINE PHARMACEUTICAL COMPANY
            INCORPORATED+                                                 13,689
   1,032  INTERNATIONAL FLAVORS & FRAGRANCES
            INCORPORATED                                                  39,763
     495  INVITROGEN CORPORATION+                                         24,502
   1,016  IVAX CORPORATION+                                               19,670
     846  K-V PHARMACEUTICAL COMPANY CLASS A+                             13,468
   2,543  KING PHARMACEUTICALS INCORPORATED+                              31,686
     889  LIGAND PHARMACEUTICALS INCORPORATED
            CLASS B+                                                       8,739
     494  MARTEK BIOSCIENCES CORPORATION+                                 26,380

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   3,292  MEDAREX INCORPORATED+                                       $   18,731
     634  MEDICINES COMPANY+                                              16,028
   1,986  MEDIMMUNE INCORPORATED+                                         47,406
  12,137  MERCK & COMPANY INCORPORATED                                   545,801
   1,068  MGI PHARMA INCORPORATED+                                        24,810
   2,087  MILLENNIUM PHARMACEUTICALS
            INCORPORATED+                                                 24,814
   1,835  MONSANTO COMPANY                                                67,161
   2,286  MYLAN LABORATORIES INCORPORATED                                 39,822
     698  NEKTAR THERAPEUTICS+                                             8,893
  11,482  NOVARTIS AG ADR                                                533,339
     517  NOVEN PHARMACEUTICALS INCORPORATED+                              9,818
   2,377  NOVO NORDISK A/S ADR                                           127,407
     692  NPS PHARMACEUTICALS INCORPORATED+                               14,532
     469  OM GROUP INCORPORATED+                                          15,969
     460  ONYX PHARMACEUTICALS INCORPORATED+                              17,084
     248  OSI PHARMACEUTICALS INCORPORATED+                               14,778
     493  PAR PHARMACEUTICAL COMPANIES
            INCORPORATED+                                                 20,233
   1,098  PENWEST PHARMACEUTICALS COMPANY+                                11,814
     902  PERRIGO COMPANY                                                 17,715
  42,190  PFIZER INCORPORATED                                          1,378,347
     262  PHARMION CORPORATION+                                           12,883
   3,741  PHARMOS CORPORATION+                                            11,859
   1,172  PPG INDUSTRIES INCORPORATED                                     70,050
   2,044  PRAXAIR INCORPORATED                                            82,946
  13,573  PROCTER & GAMBLE COMPANY                                       759,681
     580  PROTEIN DESIGN LABS INCORPORATED+                               10,631
   3,747  ROCHE HOLDING AG ADR                                           362,718
   1,588  ROHM & HAAS COMPANY                                             64,362
     637  SALIX PHARMACEUTICALS LIMITED+                                  14,899
   3,923  SANOFI-AVENTIS-ADR+                                            141,321
   9,247  SCHERING-PLOUGH CORPORATION                                    170,700
     688  SEPRACOR INCORPORATED+                                          34,132
  13,000  SHISEIDO COMPANY LIMITED                                       166,906
     540  SIGMA-ALDRICH CORPORATION                                       30,937
   1,050  VALEANT PHARMACEUTICALS INTERNATIONAL                           24,633
   1,563  VERTEX PHARMACEUTICALS INCORPORATED+                            15,208
   1,292  VICURON PHARMACEUTICALS INCORPORATED+                           19,302
   2,258  VION PHARMACEUTICALS INCORPORATED+                               7,948
   1,064  WATSON PHARMACEUTICALS INCORPORATED+                            29,303
   7,446  WYETH                                                          272,300

                                                                       9,872,651
                                                                      ----------

COAL MINING - 0.04%
     530  CONSOL ENERGY INCORPORATED                                      17,002
     511  MASSEY ENERGY COMPANY                                           14,063
   1,424  PENN VIRGINIA CORPORATION                                       49,071

                                                                          80,136
                                                                      ----------

COMMUNICATIONS - 2.72%
   1,628  ALLTEL CORPORATION                                              88,970
   1,352  AMERICAN TOWER CORPORATION CLASS A+                             20,131
   6,070  AT&T CORPORATION                                                89,715
  13,084  AT&T WIRELESS SERVICES INCORPORATED+                           191,288
   3,164  AVAYA INCORPORATED+                                             38,348
  10,159  BELLSOUTH CORPORATION                                          271,855
   1,194  BOSTON COMMUNICATIONS GROUP
            INCORPORATED+                                                  9,373
   2,250  BRITISH SKY BROADCASTING GROUP PLC ADR                          78,300
   4,431  BT GROUP PLC ADR                                               147,109
   1,668  CABLEVISION SYSTEMS NEW YORK GROUP
            CLASS A+                                                      30,891
   1,474  CENTURYTEL INCORPORATED                                         47,448
   3,381  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                                                 113,297
  12,472  COMCAST CORPORATION CLASS A+                                   351,336
   1,345  CROWN CASTLE INTERNATIONAL CORPORATION+                         19,247
   9,420  DEUTSCHE TELEKOM AG ADR+                                       165,133
   4,232  DIRECTV GROUP INCORPORATED+                                     67,162
   1,620  ECHOSTAR COMMUNICATIONS CORPORATION
            CLASS A+                                                      49,653
   1,146  EMMIS COMMUNICATIONS CORPORATION
            CLASS A+                                                      22,060
   3,119  EXTREME NETWORKS INCORPORATED+                                  14,503
   1,256  FOUNDRY NETWORKS INCORPORATED+                                  11,455
   4,154  FRANCE TELECOM SA ADR                                           98,034
     454  GOLDEN TELECOM INCORPORATED                                     12,190
   1,824  GRAY TELEVISION INCORPORATED                                    25,062
   2,632  IAC INTERACTIVECORP+                                            60,036
   1,833  LAGARDERE SCA ADR                                              109,934
     569  LIBERTY CORPORATION                                             22,999
     982  LIN TV CORPORATION CLASS A+                                     19,817
   1,949  LODGENET ENTERTAINMENT CORPORATION+                             28,377
     198  METROCALL HOLDINGS INCORPORATED+                                12,797
   6,025  NEXTEL COMMUNICATIONS INCORPORATED
            CLASS A+                                                     139,720
     813  NEXTEL PARTNERS INCORPORATED CLASS A+                           11,723
   4,359  NIPPON TELEGRAPH AND TELEPHONE
            CORPORATION ADR                                               95,026
     324  NOVATEL WIRELESS INCORPORATED+                                   6,367
     472  NTL INCORPORATED+                                               25,634
   5,597  NTT DOCOMO INCORPORATED ADR                                    104,664
   2,611  REED ELSEVIER PLC ADR                                           94,126
   8,941  ROYAL KPN NV ADR                                                68,846
   1,403  SAGA COMMUNICATIONS INCORPORATED
            CLASS A+                                                      25,184
  18,653  SBC COMMUNICATIONS INCORPORATED                                481,061
   2,464  SPANISH BROADCASTING SYSTEMS
            INCORPORATED+                                                 21,585
   8,923  SPRINT CORPORATION-FON GROUP                                   175,605
   5,401  TDC A/S ADR                                                     95,652
   7,741  TELEFONICA SA ADR                                              332,244
     462  TELEPHONE & DATA SYSTEMS INCORPORATED                           35,620
   2,061  UNIVISION COMMUNICATIONS INCORPORATED
            CLASS A+                                                      68,013
   1,114  UTSTARCOM INCORPORATED+                                         17,234
  15,414  VERIZON COMMUNICATIONS INCORPORATED                            604,999
  23,002  VODAFONE GROUP PLC ADR                                         526,746
   1,220  WESTERN WIRELESS CORPORATION CLASS A+                           30,610
     958  XM SATELLITE RADIO HOLDINGS
            INCORPORATED+                                                 26,316

                                                                       5,203,495
                                                                      ----------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.02%
     772  DYCOM INDUSTRIES INCORPORATED+                             $    19,856
     287  EMCOR GROUP INCORPORATED+                                       11,652

                                                                          31,508
                                                                     -----------

DEPOSITORY INSTITUTIONS - 6.00%
   8,771  ABN AMRO HOLDING NV ADR                                        186,735
   5,732  ALLIED IRISH BANKS PLC ADR                                     180,329
   1,341  AMCORE FINANCIAL INCORPORATED                                   37,709
   2,491  AMSOUTH BANCORPORATION                                          64,891
  10,419  BANCO BILBAO VIZCAYA ARGENTARIA SA
            ADR                                                          139,615
  18,125  BANCO SANTANDER CENTRAL HISPANO SA
            ADR                                                          178,894
   1,922  BANCTRUST FINANCIAL GROUP INCORPORATED                          34,558
  21,432  BANK OF AMERICA CORPORATION                                    964,011
   4,864  BANK OF NEW YORK COMPANY
            INCORPORATED                                                 144,947
     883  BANKUNITED FINANCIAL CORPORATION
            CLASS A+                                                      24,971
   1,840  BANNER CORPORATION                                              52,366
   7,812  BARCLAYS PLC ADR                                               292,013
   3,008  BAYERISCHE HYPO-UND VEREINSBANK AG
            ADR+                                                          49,059
   3,190  BB&T CORPORATION                                               127,568
   8,205  BNP PARIBAS SA ADR                                             248,142
   1,996  CASCADE BANCORP                                                 34,730
     498  CATHAY GENERAL BANCORPORATION                                   34,696
   1,530  CHARTER ONE FINANCIAL INCORPORATED                              68,039
     921  CHITTENDEN CORPORATION                                          33,064
  28,118  CITIGROUP INCORPORATED                                       1,309,736
   1,195  CITIZENS BANKING CORPORATION MI                                 38,228
   1,221  CITY BANK LYNNWOOD WASHINGTON                                   40,049
   1,998  COASTAL FINANCIAL CORPORATION                                   28,012
     767  COMERICA INCORPORATED                                           46,135
   1,471  COMMERCIAL FEDERAL CORPORATION                                  40,114
   1,685  COMMUNITY TRUST BANCORP                                         50,820
     348  CORUS BANKSHARES INCORPORATED                                   14,919
   2,760  DEUTSCHE BANK AG                                               189,612
   1,855  DIME COMMUNITY BANCSHARES                                       30,849
     938  EAST WEST BANCORP INCORPORATED                                  33,984
   1,001  FARMERS CAPITAL BANK CORPORATION                                33,153
   2,839  FIFTH THIRD BANCORP                                            141,411
   1,117  FIRST HORIZON NATIONAL CORPORATION                              50,790
     687  FIRST OF LONG ISLAND CORPORATION                                29,342
     867  FIRST REPUBLIC BANK                                             38,833
     667  FIRSTFED FINANCIAL CORPORATION+                                 30,415
   1,107  FLAGSTAR BANCORP INCORPORATED                                   23,900
   3,016  GOLD BANC CORP INCORPORATED                                     46,748
     652  GOLDEN WEST FINANCIAL CORPORATION                               70,566
     834  GREATER BAY BANCORP                                             23,744
   6,310  HBOS PLC ADR                                                   231,398
   7,018  HSBC HOLDINGS PLC ADR                                          546,562
   2,946  HUNTINGTON BANCSHARES INCORPORATED                              72,678
     752  HYPO REAL ESTATE HOLDING AG ADR+                                23,944
     510  INVESTORS FINANCIAL SERVICES CORPORATION                        23,654
  19,171  JP MORGAN CHASE & COMPANY                                      758,788
   2,137  KEYCORP                                                         66,995
   5,389  LLOYDS TSB GROUP PLC ADR                                       164,149
   1,409  MARSHALL & ILSLEY CORPORATION                                   56,473
   2,826  MELLON FINANCIAL CORPORATION                                    81,558
     479  NASB FINANCIAL INCORPORATED                                     17,603
   2,158  NATIONAL AUSTRALIA BANK LIMITED                                203,154
  35,770  NATIONAL BANK OF GREECE SA ADR                                 157,388
   3,206  NATIONAL CITY CORPORATION                                      121,155
   1,435  NATIONAL COMMERCE FINANCIAL
            CORPORATION                                                   48,273
   3,324  NBT BANCORP INCORPORATED                                        74,158
   1,621  NORTHERN TRUST CORPORATION                                      69,784
   2,520  NORTHWEST BANCORP INCORPORATED                                  54,079
   1,381  OCEANFIRST FINANCIAL CORPORATION                                31,528
   1,372  PNC FINANCIAL SERVICES GROUP                                    73,635
   2,497  PROVIDENT FINANCIAL SERVICES INCORPORATED                       44,596
     730  R&G FINANCIAL CORPORATION CLASS B                               25,243
   2,953  REGIONS FINANCIAL CORPORATION                                   95,352
   6,578  REPUBLIC BANCORP INCORPORATED                                   96,762
   2,820  REPUBLIC BANCORP INCORPORATED CLASS A                           62,040
   3,399  ROYAL BANCSHARES OF PENNSYLVANIA
            INCORPORATED CLASS A                                          79,027
   8,476  SAN PAOLO-IMI SPA                                              190,710
     650  SILICON VALLEY BANCSHARES+                                      24,277
     595  SMITHTOWN BANCORPORATION INCORPORATED                           16,362
  10,537  SOCIETE GENERALE                                               179,792
   2,860  SOUTHTRUST CORPORATION                                         118,261
   1,286  SOUTHWEST BANCORPORATION OF TEXAS
            INCORPORATED                                                  27,109
   2,671  SOVEREIGN BANCORP INCORPORATED                                  58,388
   2,331  STATE STREET CORPORATION                                       105,221
   1,322  STERLING BANCORPORATION NY                                      37,175
   2,557  STERLING FINANCIAL CORPORATION                                  62,519
   1,343  SUNTRUST BANKS INCORPORATED                                     91,458
   2,733  SYNOVUS FINANCIAL CORPORATION                                   69,418
     845  TOMPKINS TRUSTCOMPANY INCORPORATED                              37,957
   1,220  UMPQUA HOLDINGS CORPORATION                                     28,219
   4,450  UNITED COMMUNITY FINANCIAL
            CORPORATION                                                   49,751
  10,637  US BANCORP                                                     313,792
   1,925  USB HOLDING COMPANY INCORPORATED                                42,369
   6,803  WACHOVIA CORPORATION                                           319,129
   5,068  WASHINGTON MUTUAL INCORPORATED                                 196,790
   8,763  WELLS FARGO & COMPANY++                                        514,826
   3,014  WEST COAST BANCORP OREGON                                       61,908
   5,628  WESTPAC BANKING CORPORATION ADR                                334,641
     745  WINTRUST FINANCIAL CORPORATION                                  40,886
     774  ZIONS BANCORPORATION                                            48,205

                                                                      11,456,836
                                                                     -----------

EATING & DRINKING PLACES - 0.26%
     996  BOB EVANS FARMS INCORPORATED                                    24,940
     596  CHEESECAKE FACTORY INCORPORATED+                                24,662
   1,723  DARDEN RESTAURANTS INCORPORATED                                 36,200
     711  IHOP CORPORATION                                                24,672
     816  JACK IN THE BOX INCORPORATED+                                   23,044
   1,190  KRISPY KREME DOUGHNUTS INCORPORATED+                            15,327

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   7,367  MCDONALD'S CORPORATION                                      $  199,056
   1,642  WENDY'S INTERNATIONAL INCORPORATED                              56,436
   2,296  YUM! BRANDS INCORPORATED                                        91,174

                                                                         495,511
                                                                      ----------

EDUCATIONAL SERVICES - 0.05%
   1,030  APOLLO GROUP INCORPORATED CLASS A+                              80,340
     704  CAREER EDUCATION CORPORATION+                                   21,711

                                                                         102,051
                                                                      ----------

ELECTRIC, GAS & SANITARY SERVICES - 2.28%
   4,906  AES CORPORATION+                                                49,502
   2,743  ALLIED WASTE INDUSTRIES INCORPORATED+                           28,088
   1,218  AMEREN CORPORATION                                              56,990
   2,748  AMERICAN ELECTRIC POWER COMPANY
            INCORPORATED                                                  89,942
   5,100  BG GROUP PLC ADR                                               160,395
   1,080  BLACK HILLS CORPORATION                                         30,078
   5,059  CALPINE CORPORATION+                                            17,302
   3,870  CENTERPOINT ENERGY INCORPORATED                                 42,338
     842  CH ENERGY GROUP INCORPORATED                                    38,404
   1,723  CINERGY CORPORATION                                             69,747
   3,729  CMS ENERGY CORPORATION+                                         35,798
   1,993  CONSTELLATION ENERGY GROUP INCORPORATED                         81,912
   1,836  DOMINION RESOURCES INCORPORATED                                119,138
   1,325  DTE ENERGY COMPANY                                              54,749
   6,502  DUKE ENERGY CORPORATION                                        143,954
   3,036  E.ON AG                                                        216,315
   1,777  EDISON INTERNATIONAL                                            47,766
   5,861  EL PASO CORPORATION                                             47,943
   9,204  ENDESA SA ADR                                                  171,194
   4,955  ENEL SPA ADR                                                   192,650
   1,709  ENTERGY CORPORATION                                            103,053
   4,101  EXELON CORPORATION                                             151,122
   2,458  FIRSTENERGY CORPORATION                                         98,910
   1,079  FPL GROUP INCORPORATED                                          74,667
 110,319  HONG KONG & CHINA GAS COMPANY
            LIMITED ADR                                                  198,718
  36,000  HONG KONG ELECTRIC HOLDINGS
            LIMITED ADR                                                  160,618
   3,579  INTERNATIONAL POWER PLC+                                        98,279
   1,105  KINDER MORGAN INCORPORATED                                      66,852
   3,676  MIDDLESEX WATER COMPANY                                         67,455
   3,624  NATIONAL GRID TRANSCO PLC                                      153,694
     250  NICOR INCORPORATED                                               8,962
   3,832  NISOURCE INCORPORATED                                           79,706
   2,350  PG&E CORPORATION+                                               68,596
   2,583  PICO HOLDINGS INCORPORATED+                                     44,918
   1,398  PINNACLE WEST CAPITAL CORPORATION                               59,010
   1,804  PPL CORPORATION                                                 86,285
   1,569  PROGRESS ENERGY INCORPORATED                                    68,863
   1,572  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                                  66,558
   2,091  RELIANT RESOURCES INCORPORATED+                                 20,826
   4,389  SCOTTISH POWER PLC                                             128,334
   2,077  SEMPRA ENERGY                                                   75,084
   3,831  SOUTHERN COMPANY                                               116,271
   5,936  SUEZ SA                                                        115,515
     193  TEXAS GENCO HOLDINGS INCORPORATED                                8,936
   2,050  TXU CORPORATION                                                 85,342
     674  UIL HOLDINGS CORPORATION                                        33,080
   9,566  UNITED UTILITIES PLC                                           192,085
   3,423  WASTE MANAGEMENT INCORPORATED                                   95,125
   5,295  WILLIAMS COMPANIES INCORPORATED                                 62,958
   3,660  XCEL ENERGY INCORPORATED                                        64,599

                                                                       4,348,626
                                                                      ----------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.02%
   3,008  ADVANCED MICRO DEVICES INCORPORATED+                            34,381
     870  AEROFLEX INCORPORATED+                                           8,770
   6,776  ALCATEL SA ADR+                                                 79,483
   2,645  ALTERA CORPORATION+                                             50,043
   2,278  AMERICAN POWER CONVERSION CORPORATION                           38,270
     498  AMETEK INCORPORATED                                             14,218
   2,309  ANALOG DEVICES INCORPORATED                                     80,169
   1,458  ANDREW CORPORATION+                                             16,169
   4,013  APPLIED MICRO CIRCUITS CORPORATION+                             13,444
   3,283  ASML HOLDING NV NY SHARES+                                      42,482
     719  ATMI INCORPORATED+                                              13,546
     657  BENCHMARK ELECTRONICS INCORPORATED+                             18,895
   1,606  BROADCOM CORPORATION CLASS A+                                   43,587
   1,712  C-COR INCORPORATED+                                             13,456
   3,058  CANON INCORPORATED ADR                                         146,692
   3,500  CHARTERED SEMICONDUCTOR+                                        22,050
   2,080  COMVERSE TECHNOLOGY INCORPORATED+                               36,421
     711  CREE INCORPORATED+                                              17,782
     673  CYMER INCORPORATED+                                             17,983
     514  DITECH COMMUNICATIONS CORPORATION+                              11,061
     894  DSP GROUP INCORPORATED+                                         16,995
     783  ELECTRO SCIENTIFIC INDUSTRIES
            INCORPORATED+                                                 16,200
   2,116  ELECTROLUX AB ADR CLASS B                                       78,102
   2,080  EMERSON ELECTRIC COMPANY                                       129,480
   2,186  FUJITSU LIMITED ADR                                             67,525
  58,083  GENERAL ELECTRIC COMPANY                                     1,904,542
   1,199  GRAFTECH INTERNATIONAL LIMITED+                                 12,781
     287  HARMAN INTERNATIONAL INDUSTRIES
            INCORPORATED                                                  27,750
     678  HUTCHINSON TECHNOLOGY INCORPORATED+                             16,489
     626  IMATION CORPORATION                                             21,553
   3,925  INFINEON TECHNOLOGIES AG ADR+                                   38,504
  35,709  INTEL CORPORATION                                              760,245
     709  INTER-TEL INCORPORATED                                          14,145
     977  INTERDIGITAL COMMUNICATIONS
            CORPORATION+                                                  15,231
   9,064  INTERNATIONAL BUSINESS MACHINES
            CORPORATION                                                  767,630
     490  INTERNATIONAL RECTIFIER CORPORATION+                            16,101
   1,463  INTERSIL CORPORATION CLASS A                                    25,500
   1,678  JABIL CIRCUIT INCORPORATED+                                     34,617
  10,973  JDS UNIPHASE CORPORATION+                                       34,126
   1,328  KLA-TENCOR CORPORATION+                                         49,614

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   5,079  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV NY SHARES                                 $  117,833
     658  L-3 COMMUNICATIONS HOLDINGS
            INCORPORATED                                                  41,217
   1,894  LINEAR TECHNOLOGY CORPORATION                                   67,748
     419  LITTELFUSE INCORPORATED+                                        15,260
   3,589  LSI LOGIC CORPORATION+                                          17,335
  21,184  LUCENT TECHNOLOGIES INCORPORATED+                               66,306
   7,241  MATSUSHITA ELECTRIC INDUSTRIAL
            COMPANY LIMITED ADR                                           97,754
   2,016  MAXIM INTEGRATED PRODUCTS INCORPORATED                          87,555
     832  MAYTAG CORPORATION                                              16,831
   2,342  MCDATA CORPORATION CLASS A+                                     12,085
   1,569  MICROCHIP TECHNOLOGY INCORPORATED                               41,406
   4,511  MICRON TECHNOLOGY INCORPORATED+                                 51,922
  12,000  MINEBEA COMPANY LIMITED ADR                                    101,690
   1,677  MOLEX INCORPORATED                                              48,415
  13,343  MOTOROLA INCORPORATED                                          215,489
   1,756  MYKROLIS CORPORATION+                                           15,506
   1,237  NATIONAL PRESTO INDUSTRIES INCORPORATED                         50,346
   2,667  NATIONAL SEMICONDUCTOR CORPORATION+                             35,551
   2,450  NETWORK APPLIANCE INCORPORATED+                                 49,172
  12,239  NOKIA OYJ ADR                                                  145,399
   1,257  NOVELLUS SYSTEMS INCORPORATED+                                  30,709
   1,572  NVIDIA CORPORATION+                                             19,587
     877  OMNIVISION TECHNOLOGIES INCORPORATED+                            9,147
   4,790  OMRON CORPORATION                                              102,570
     918  OPENWAVE SYSTEMS INCORPORATED+                                   8,556
   3,808  PIONEER CORPORATION                                             83,776
     840  QLOGIC CORPORATION+                                             21,932
   8,868  QUALCOMM INCORPORATED                                          337,427
   1,019  RAMBUS INCORPORATED+                                            13,064
   2,468  RF MICRO DEVICES INCORPORATED+                                  12,636
   1,634  ROCKWELL COLLINS INCORPORATED                                   56,193
     286  ROGERS CORPORATION+                                             13,268
   4,863  SANMINA-SCI CORPORATION+                                        33,652
   1,314  SCIENTIFIC-ATLANTA INCORPORATED                                 35,793
     928  SILICON IMAGE INCORPORATED+                                     10,208
   1,923  SKYWORKS SOLUTIONS INCORPORATED+                                16,019
     478  SOHU.COM INCORPORATED+                                           7,103
   7,832  SOLECTRON CORPORATION+                                          40,413
   2,654  SONY CORPORATION ADR                                            92,014
   2,217  SPATIALIGHT INCORPORATED+                                       11,041
   3,638  STMICROELECTRONICS NV NY SHARES                                 62,246
   1,239  TDK CORPORATION ADR                                             82,257
   4,764  TELEFONAKTIEBOLAGET LM ERICSSON ADR+                           128,819
   4,687  TELLABS INCORPORATED+                                           42,511
   9,834  TEXAS INSTRUMENTS INCORPORATED                                 192,156
     885  THOMAS & BETTS CORPORATION+                                     21,771
     546  VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES INCORPORATED+                                      15,288
     550  WHIRLPOOL CORPORATION                                           33,627
   2,270  XILINX INCORPORATED                                             62,266
   1,479  ZORAN CORPORATION+                                              23,279

                                                                       7,680,180
                                                                      ----------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.26%
     461  AFFYMETRIX INCORPORATED+                                        12,816
     510  AMERICAN HEALTHCORP+                                            13,770
     737  AMYLIN PHARMACEUTICALS INCORPORATED+                            14,585
   1,667  APPLERA CORPORATION-CELERA
            GENOMICS GROUP+                                               17,954
     436  ATRIX LABORATORIES INCORPORATED+                                12,888
   1,973  AXONYX INCORPORATED+                                             8,385
     733  CDI CORPORATION                                                 15,393
     449  CELGENE CORPORATION+                                            25,481
     607  CEPHALON INCORPORATED+                                          28,535
     494  CORPORATE EXECUTIVE BOARD COMPANY                               29,077
     547  ERESEARCH TECHNOLOGY INCORPORATED+                              11,000
   1,020  FLUOR CORPORATION                                               43,605
     301  GEN-PROBE INCORPORATED+                                         10,866
     894  MOODY'S CORPORATION                                             61,293
     696  NAVIGANT CONSULTING INCORPORATED+                               13,342
   2,360  PAYCHEX INCORPORATED                                            70,021
   1,311  PER-SE TECHNOLOGIES INCORPORATED+                               16,427
     622  QUEST DIAGNOSTICS INCORPORATED                                  53,243
     380  RESOURCES CONNECTION INCORPORATED+                              12,457
     764  TELIK INCORPORATED+                                             14,470
   1,966  UNITEDGLOBALCOM INCORPORATED+                                   13,369

                                                                         498,977
                                                                      ----------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.23%
     928  BALL CORPORATION                                                34,651
   1,064  FORTUNE BRANDS INCORPORATED                                     77,832
   1,475  ILLINOIS TOOL WORKS INCORPORATED                               134,653
   3,171  MASCO CORPORATION                                              101,884
     600  NCI BUILDING SYSTEMS INCORPORATED+                              18,408
     549  SIMPSON MANUFACTURING COMPANY
            INCORPORATED                                                  31,018
     883  SNAP-ON INCORPORATED                                            28,053
     328  TASER INTERNATIONAL INCORPORATED+                                9,050

                                                                         435,549
                                                                      ----------

FINANCIAL SERVICES - 0.02%
   2,381  JANUS CAPITAL GROUP INCORPORATED                                32,715
                                                                      ----------

FOOD & KINDRED PRODUCTS - 1.71%
     693  AMERICAN ITALIAN PASTA COMPANY CLASS A                          18,746
   3,776  ANHEUSER-BUSCH COMPANIES INCORPORATED                          199,373
   5,264  ARCHER-DANIELS-MIDLAND COMPANY                                  84,066
   7,106  CADBURY SCHWEPPES PLC ADR                                      232,011
   2,159  CAMPBELL SOUP COMPANY                                           56,048
  11,723  COCA COLA COMPANY                                              524,135
   2,006  COCA COLA ENTERPRISES INCORPORATED                              41,424
  17,900  COMPASS GROUP PLC                                              100,065
   3,125  CONAGRA FOODS INCORPORATED                                      81,875
   4,105  DIAGEO PLC ADR                                                 205,045
   1,894  GENERAL MILLS INCORPORATED                                      89,491
     572  HANSEN NATURAL CORPORATION+                                     13,579
   2,915  HERCULES INCORPORATED+                                          39,994
   1,104  HERSHEY FOODS CORPORATION                                       53,301
   2,120  HJ HEINZ COMPANY                                                80,369

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
     844  J & J SNACK FOODS CORPORATION+                              $   36,275
   1,770  KELLOGG COMPANY                                                 74,305
  17,982  KIRIN BREWERY COMPANY LIMITED                                  163,636
   5,046  NATIONAL BEVERAGE CORPORATION+                                  42,134
   7,403  NESTLE SA ADR                                                  437,128
   1,708  PEPSI BOTTLING GROUP INCORPORATED                               45,757
   9,018  PEPSICO INCORPORATED                                           450,900
     590  SANDERSON FARMS INCORPORATED                                    20,172
   5,012  SARA LEE CORPORATION                                           110,915
   1,158  WM WRIGLEY JR COMPANY                                           71,831

                                                                       3,272,575
                                                                      ----------

FOOD STORES - 0.40%
   2,016  ALBERTSON'S INCORPORATED                                        49,553
   4,635  COLES MYER LIMITED ADR                                         234,068
   8,369  KONINKLIJKE AHOLD NV ADR+                                       52,557
   5,048  KROGER COMPANY+                                                 83,443
   2,661  STARBUCKS CORPORATION+                                         115,062
  13,579  TESCO PLC ADR                                                  194,935
     415  WHOLE FOODS MARKET INCORPORATED                                 32,258
   2,113  WINN-DIXIE STORES INCORPORATED+                                  8,811

                                                                         770,687
                                                                      ----------

FORESTRY - 0.05%
   1,403  WEYERHAEUSER COMPANY                                            87,702
                                                                      ----------

FURNITURE & FIXTURES - 0.10%
     836  FURNITURE BRANDS INTERNATIONAL
            INCORPORATED                                                  19,228
     471  HILLENBRAND INDUSTRIES INCORPORATED                             26,499
   1,258  HOOKER FURNITURE CORPORATION                                    33,362
   1,837  LEGGETT & PLATT INCORPORATED                                    49,397
   2,207  NEWELL RUBBERMAID INCORPORATED                                  47,517
     656  SELECT COMFORT CORPORATION+                                     10,417

                                                                         186,420
                                                                      ----------

GENERAL MERCHANDISE STORES - 0.34%
   2,707  DOLLAR GENERAL CORPORATION                                      53,328
   1,301  FAMILY DOLLAR STORES INCORPORATED                               34,412
   1,360  FEDERATED DEPARTMENT STORES
            INCORPORATED                                                  59,024
   1,007  FRED'S INCORPORATED                                             14,007
   1,623  JC PENNEY COMPANY INCORPORATED                                  62,193
     259  KMART HOLDING CORPORATION+                                      19,845
   1,908  MAY DEPARTMENT STORES COMPANY                                   46,765
   1,513  SEARS ROEBUCK & COMPANY                                         57,918
   5,024  TARGET CORPORATION                                             223,970
   3,301  TJX COMPANIES INCORPORATED                                      69,849

                                                                         641,311
                                                                      ----------

HEALTH SERVICES - 0.37%
     680  APRIA HEALTHCARE GROUP INCORPORATED+                            19,203
   1,979  BIOGEN IDEC INCORPORATED+                                      117,414
   2,782  CAREMARK RX INCORPORATED+                                       79,843
     599  DAVITA INCORPORATED+                                            18,156
   1,765  FIRST HEALTH GROUP CORPORATION+                                 26,916
   2,796  HCA INCORPORATED                                               108,513
   1,332  HEALTH MANAGEMENT ASSOCIATION
            INCORPORATED CLASS A                                          25,468
   1,994  HUMAN GENOME SCIENCES INCORPORATED+                             21,475
     531  INVERESK RESEARCH GROUP INCORPORATED+                           18,856
   1,240  LABORATORY CORPORATION OF AMERICA
            HOLDINGS+                                                     51,572
     517  LIFEPOINT HOSPITALS INCORPORATED+                               14,936
     779  LINCARE HOLDINGS INCORPORATED+                                  25,037
     697  MANOR CARE INCORPORATED                                         21,377
     627  NEIGHBORCARE INCORPORATED+                                      15,920
     324  PEDIATRIX MEDICAL GROUP INCORPORATED+                           22,712
   1,154  SELECT MEDICAL CORPORATION                                      15,325
     371  SIERRA HEALTH SERVICES INCORPORATED+                            15,998
   3,553  TENET HEALTHCARE CORPORATION+                                   37,022
     846  TRIAD HOSPITALS INCORPORATED+                                   26,894
     509  UNITED SURGICAL PARTNERS INTERNATIONAL
            INCORPORATED+                                                 18,380

                                                                         701,017
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.07%
     531  4KIDS ENTERTAINMENT INCORPORATED+                                9,255
   1,314  ALEXANDRIA REAL ESTATE EQUITIES
            INCORPORATED                                                  85,147
     875  AMERICAN HOME MORTGAGE INVESTMENT
            CORPORATION                                                   23,817
   1,028  AMLI RESIDENTIAL PROPERTIES TRUST                               31,971
   1,819  BEDFORD PROPERTY INVESTORS                                      56,207
   1,527  BRANDYWINE REALTY TRUST                                         45,199
   1,967  CAPSTEAD MORTGAGE CORPORATION                                   27,695
   1,470  CARRAMERICA REALTY CORPORATION                                  49,010
   1,952  CEDAR SHOPPING CENTERS INCORPORATED                             26,450
   1,058  COLONIAL PROPERTIES TRUST                                       42,796
     980  COMMUNITY FIRST BANKSHARES
            INCORPORATED                                                  31,527
   1,326  CORPORATE OFFICE PROPERTIES TRUST
            SBI MD                                                        35,073
   1,195  COUSINS PROPERTIES INCORPORATED                                 43,020
   4,523  CRT PROPERTIES INCORPORATED                                    100,953
   1,101  EASTGROUP PROPERTIES INCORPORATED                               37,159
   1,175  ENTERTAINMENT PROPERTIES TRUST                                  43,886
   1,993  FELCOR LODGING TRUST INCORPORATED+                              23,338
   1,439  GENERAL GROWTH PROPERTIES INCORPORATED                          43,415
     900  HEADWATERS INCORPORATED+                                        27,549
   1,111  HEALTHCARE REALTY TRUST INCORPORATED                            41,940
   1,943  HERITAGE PROPERTY INVESTMENT TRUST                              56,464
   1,173  IMPAC MORTGAGE HOLDINGS INCORPORATED                            30,275
   1,197  KILROY REALTY CORPORATION                                       45,306
   2,487  KRAMONT REALTY TRUST                                            45,960
   1,048  LASALLE HOTEL PROPERTIES                                        29,596
     933  MANUFACTURED HOME COMMUNITIES
            INCORPORATED                                                  31,228
   2,565  MID-AMERICA APARTMENT COMMUNITIES
            INCORPORATED                                                 101,702
  12,000  MITSUBISHI TOKYO FINANCIAL GROUP
            INCORPORATED ADR                                             108,720
   1,300  NATIONAL HEALTH INVESTORS INCORPORATED                          37,492
     497  NOVASTAR FINANCIAL INCORPORATED                                 19,999
   1,028  PARKWAY PROPERTIES INCORPORATED                                 48,573

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   2,033  PENNSYLVANIA REAL ESTATE INVESTMENT
            TRUST                                                     $   77,783
   2,057  PLUM CREEK TIMBER COMPANY                                       67,963
     824  PS BUSINESS PARKS INCORPORATED                                  32,754
   1,590  RAMCO-GERSHENSON PROPERTIES                                     42,962
   1,178  REALTY INCORPORATEDOME CORPORATION                              51,962
   1,042  SAUL CENTERS INCORPORATED                                       34,646
   1,200  SOVRAN SELF STORAGE INCORPORATED                                47,580
  16,164  SUN HUNG KAI PROPERTIES                                        150,243
   1,135  TANGER FACTORY OUTLET CENTERS
            INCORPORATED                                                  50,053
   1,553  WASHINGTON REAL ESTATE INVESTMENT TRUST                         47,102
   5,770  WINSTON HOTELS INCORPORATED                                     58,912

                                                                       2,042,682
                                                                      ----------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.16%
   2,018  BED BATH & BEYOND INCORPORATED+                                 75,514
   1,619  BEST BUY COMPANY INCORPORATED                                   75,316
   2,767  CIRCUIT CITY STORES INCORPORATED                                35,888
     546  GUITAR CENTER INCORPORATED+                                     22,364
     679  LINENS 'N THINGS INCORPORATED+                                  17,029
   1,596  RADIO SHACK CORPORATION                                         42,996
     799  WILLIAMS-SONOMA INCORPORATED+                                   27,957

                                                                         297,064
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.21%
   8,053  ACCOR SA ADR                                                   169,802
   1,524  EMPIRE RESORTS INCORPORATED+                                    13,411
   4,184  HILTON HOTELS CORPORATION                                       74,684
     384  MANDALAY RESORT GROUP                                           26,051
   1,504  MARRIOTT INTERNATIONAL INCORPORATED
            CLASS A                                                       71,365
   1,186  STARWOOD HOTELS & RESORTS WORLDWIDE
            INCORPORATED                                                  52,421

                                                                         407,734
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.16%
   4,090  3M COMPANY                                                     336,852
   1,506  AMERICAN STANDARD COMPANIES
            INCORPORATED+                                                 56,641
   2,556  APPLE COMPUTER INCORPORATED+                                    88,156
   9,799  APPLIED MATERIALS INCORPORATED+                                155,706
   2,590  BAKER HUGHES INCORPORATED                                      101,865
     691  BHA GROUP HOLDINGS INCORPORATED                                 26,258
     667  BLACK & DECKER CORPORATION                                      45,976
     382  BLACK BOX CORPORATION                                           13,844
     397  BRIGGS & STRATTON CORPORATION                                   29,815
     875  BROOKS AUTOMATION INCORPORATED+                                 10,876
   1,852  CATERPILLAR INCORPORATED                                       134,640
     526  CDW CORPORATION                                                 30,771
  37,577  CISCO SYSTEMS INCORPORATED+                                    704,945
   1,416  DEERE & COMPANY                                                 89,590
  14,046  DELL INCORPORATED+                                             489,363
   1,613  DOVER CORPORATION                                               60,858
  14,793  EMC CORPORATION+                                               159,321
   1,213  EMULEX CORPORATION+                                             12,870
     341  ENGINEERED SUPPORT SYSTEMS INCORPORATED                         14,735
     297  EQUINIX INCORPORATED+                                            9,442
     847  FLOWSERVE CORPORATION+                                          19,430
   4,484  GATEWAY INCORPORATED+                                           19,685
     462  GLOBAL IMAGING SYSTEMS INCORPORATED+                            12,936
   1,249  IDEX CORPORATION                                                38,369
     693  JOY GLOBAL INCORPORATED                                         21,005
   2,891  JUNIPER NETWORKS INCORPORATED+                                  66,175
     953  KADANT INCORPORATED+                                            17,993
     823  KENNAMETAL INCORPORATED                                         33,652
   4,521  KOMATSU LIMITED ADR                                            110,569
   1,298  LAM RESEARCH CORPORATION+                                       27,972
     804  LEXMARK INTERNATIONAL INCORPORATED+                             71,114
  13,857  MAKITA CORPORATION                                             206,608
     628  MANITOWOC COMPANY INCORPORATED                                  20,824
  12,147  NEC CORPORATION ADR                                             77,984
     639  NORDSON CORPORATION                                             21,911
   1,615  OIL STATES INTERNATIONAL INCORPORATED+                          26,001
   1,916  PALL CORPORATION                                                46,674
     802  PALMONE INCORPORATED+                                           26,185
   1,050  PARKER HANNIFIN CORPORATION                                     57,088
   1,385  PITNEY BOWES INCORPORATED                                       60,331
   1,040  SANDISK CORPORATION+                                            24,284
     759  SCIENTIFIC GAMES CORPORATION CLASS A+                           12,926
   3,638  SIEMENS AG                                                     251,204
     658  SMITH INTERNATIONAL INCORPORATED+                               37,493
     573  SPX CORPORATION                                                 20,909
     863  STANLEY WORKS                                                   37,333
   2,595  SYMBOL TECHNOLOGIES INCORPORATED                                33,476
     644  TENNANT COMPANY                                                 25,921
     570  TEREX CORPORATION+                                              20,594
     359  TORO COMPANY                                                    23,396
     373  TRANSACT TECHNOLOGIES INCORPORATED+                              6,639
   1,068  VARIAN MEDICAL SYSTEMS INCORPORATED+                            35,404
   1,785  WESTERN DIGITAL CORPORATION+                                    13,316
     341  ZEBRA TECHNOLOGIES CORPORATION
            CLASS A+                                                      19,460

                                                                       4,117,385
                                                                      ----------

INSURANCE AGENTS, BROKERS &
SERVICE - 0.24%
   2,182  AON CORPORATION                                                 56,623
     840  JEFFERSON-PILOT CORPORATION                                     40,236
     544  LABONE INCORPORATED+                                            15,901
   3,125  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                                 139,656
   1,495  MEDCO HEALTH SOLUTIONS INCORPORATED+                            46,689
   2,425  METLIFE INCORPORATED                                            90,331
     866  NATIONAL FINANCIAL PARTNERS CORPORATION                         29,791
   2,729  UNUMPROVIDENT CORPORATION                                       44,155

                                                                         463,382
                                                                      ----------

INSURANCE CARRIERS - 2.07%
   6,261  AEGON NV                                                        67,243
     898  AETNA INCORPORATED                                              83,200
   2,962  AFLAC INCORPORATED                                             118,776
   6,550  ALLIANZ AG ADR                                                  63,470
     590  ALLMERICA FINANCIAL CORPORATION+                                17,110

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   3,921  ALLSTATE CORPORATION                                        $  185,110
     763  AMBAC FINANCIAL GROUP INCORPORATED                              57,607
  12,505  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                                 890,856
     707  AMERICAN MEDICAL SECURITY GROUP
            INCORPORATED+                                                 15,936
     421  AMERIGROUP CORPORATION+                                         21,614
     850  ANTHEM INCORPORATED+                                            69,054
   8,055  AXA ADR                                                        165,530
   1,218  CHUBB CORPORATION                                               82,836
     931  CIGNA CORPORATION                                               61,967
   1,430  CINCINNATI FINANCIAL CORPORATION                                57,701
     625  COMMERCE GROUP INCORPORATED                                     29,969
     775  FIDELITY NATIONAL FINANCIAL INCORPORATED                        29,179
   1,808  HARTFORD FINANCIAL SERVICES GROUP
            INCORPORATED                                                 110,577
     879  HEALTH NET INCORPORATED+                                        22,801
   6,965  ING GROEP NV ADR                                               170,225
   1,378  LINCOLN NATIONAL CORPORATION                                    62,423
   1,253  LOEWS CORPORATION                                               71,170
   1,056  MBIA INCORPORATED                                               60,477
     732  MGIC INVESTMENT CORPORATION                                     49,974
   2,406  MILLEA HOLDINGS INCORPORATED                                   165,487
   1,116  OHIO CASUALTY CORPORATION+                                      22,487
     504  PACIFICARE HEALTH SYSTEMS INCORPORATED+                         16,435
     442  PHILADELPHIA CONSOLIDATED HOLDING
            CORPORATION+                                                  23,541
   2,096  PRINCIPAL FINANCIAL GROUP INCORPORATED                          72,752
   1,215  PROASSURANCE CORPORATION+                                       41,018
   1,359  PROGRESSIVE CORPORATION                                        109,128
   3,120  PRUDENTIAL FINANCIAL INCORPORATED                              144,082
     935  RADIAN GROUP INCORPORATED                                       41,421
     730  RLI CORPORATION                                                 27,003
   1,044  SAFECO CORPORATION                                              50,290
     706  SELECTIVE INSURANCE GROUP INCORPORATED                          24,378
   3,958  ST PAUL COMPANIES INCORPORATED                                 137,303
   1,955  SWISS REINSURANCE COMPANY ADR                                  110,543
   1,265  TORCHMARK CORPORATION                                           65,122
   3,795  UNITEDHEALTH GROUP INCORPORATED                                250,963
     933  WELLPOINT HEALTH NETWORKS
            INCORPORATED+                                                 91,602

                                                                       3,958,360
                                                                      ----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
     574  CORRECTIONS CORPORATION OF AMERICA+                             19,883
   1,242  GEO GROUP INCORPORATED+                                         24,219

                                                                          44,102
                                                                      ----------

LEATHER & LEATHER PRODUCTS - 0.03%
   1,349  COACH INCORPORATED+                                             56,860
                                                                      ----------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.01%
   1,481  LAIDLAW INTERNATIONAL INCORPORATED+                             23,252
                                                                      ----------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.04%
   2,211  CHAMPION ENTERPRISES INCORPORATED+                              21,292
   1,884  GEORGIA-PACIFIC CORPORATION                                     64,018

                                                                      $   85,310
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 1.45%
     802  ADVANCED MEDICAL OPTICS
            INCORPORATED+                                                 29,850
     379  ADVANCED NEUROMODULATION SYSTEMS
            INCORPORATED+                                                 11,112
   3,674  ADVANTEST CORPORATION ADR                                       58,490
   3,094  AGILENT TECHNOLOGIES INCORPORATED+                              63,427
     947  ALIGN TECHNOLOGY INCORPORATED+                                  14,508
     844  ALLERGAN INCORPORATED                                           63,005
     448  AMERICAN MEDICAL SYSTEMS HOLDINGS
            INCORPORATED+                                                 14,139
   2,056  APPLERA CORPORATION-APPLIED
            BIOSYSTEMS GROUP                                              39,146
     434  ARMOR HOLDINGS INCORPORATED+                                    15,390
     653  BAUSCH & LOMB INCORPORATED                                      43,065
   3,665  BAXTER INTERNATIONAL INCORPORATED                              111,929
   1,765  BECTON DICKINSON & COMPANY                                      84,932
   2,059  BIOMET INCORPORATED                                             93,993
   3,829  BOSTON SCIENTIFIC CORPORATION+                                 136,810
     969  C.R. BARD INCORPORATED                                          54,361
   1,394  CREDENCE SYSTEMS CORPORATION+                                    9,298
   1,482  DANAHER CORPORATION                                             76,204
   1,908  EASTMAN KODAK COMPANY                                           56,439
   1,864  ENERGY CONVERSION DEVICES
            INCORPORATED+                                                 24,605
   4,362  FUJI PHOTO FILM COMPANY LIMITED ADR                            137,922
   1,829  GUIDANT CORPORATION                                            109,374
   1,046  II-VI INCORPORATED+                                             39,811
   1,012  INTEGRA LIFESCIENCES HOLDINGS+                                  30,228
     286  INVISION TECHNOLOGIES INCORPORATED+                             13,442
   1,147  KEITHLEY INSTRUMENTS INCORPORATED                               18,467
     361  LASERSCOPE+                                                      7,148
   6,761  MEDTRONIC INCORPORATED                                         336,360
     727  MENTOR CORPORATION                                              25,576
     666  MILLIPORE CORPORATION+                                          33,500
     554  OCULAR SCIENCES INCORPORATED+                                   24,154
   1,850  PERKINELMER INCORPORATED                                        32,338
     621  PHOTON DYNAMICS INCORPORATED+                                   13,954
   2,127  PINNACLE SYSTEMS INCORPORATED+                                   7,955
     415  POSSIS MEDICAL INCORPORATED+                                     7,262
   2,752  RAYTHEON COMPANY                                                95,577
     923  RICOH COMPANY LIMITED ADR                                       90,412
   1,615  ROCKWELL AUTOMATION INCORPORATED                                62,985
   1,086  ST. JUDE MEDICAL INCORPORATED+                                  73,033
   1,103  STERIS CORPORATION+                                             25,237
   1,812  STRYKER CORPORATION                                             82,084
     686  SYBRON DENTAL SPECIALTIES INCORPORATED+                         19,126
     566  TECHNE CORPORATION+                                             21,927
   1,134  TEKTRONIX INCORPORATED                                          32,398

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   1,914  TERADYNE INCORPORATED+                                      $   24,633
   1,897  THERMO ELECTRON CORPORATION+                                    49,834
   2,758  THERMOGENESIS+                                                  10,811
   1,146  TRIMBLE NAVIGATION LIMITED+                                     31,561
     798  VARIAN INCORPORATED+                                            31,377
   1,152  VIASYS HEALTHCARE INCORPORATED+                                 16,762
     671  VISX INCORPORATED+                                              13,608
   1,022  WATERS CORPORATION+                                             44,263
     566  WRIGHT MEDICAL GROUP INCORPORATED+                              15,282
   5,813  XEROX CORPORATION+                                              78,069
   1,471  ZIMMER HOLDINGS INCORPORATED+                                  104,882

                                                                       2,762,055
                                                                      ----------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
   1,445  WILSON GREATBATCH TECHNOLOGIES
            INCORPORATED+                                                 23,669
                                                                      ----------

METAL MINING - 0.21%
   1,526  FREEPORT-MCMORAN COPPER & GOLD
            INCORPORATED CLASS B                                          57,423
   2,837  NEWMONT MINING CORPORATION                                     125,935
     664  PHELPS DODGE CORPORATION                                        54,156
   1,683  RIO TINTO PLC ADR                                              170,959

                                                                         408,473
                                                                      ----------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
   1,202 VULCAN MATERIALS COMPANY                                         57,299
                                                                      ----------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.82%
     780  BLYTH INCORPORATED                                              23,408
   1,076  EATON CORPORATION                                               64,937
   2,198  HASBRO INCORPORATED                                             40,729
  17,190  HEWLETT-PACKARD COMPANY                                        307,529
     768  ITT INDUSTRIES INCORPORATED                                     60,749
  15,830  JOHNSON & JOHNSON                                              919,723
   2,960  MATTEL INCORPORATED                                             47,626
     476  RC2 CORPORATION+                                                15,046
     967  STEINWAY MUSICAL INSTRUMENTS+                                   27,472
   1,250  TIFFANY & COMPANY                                               38,688
     751  YANKEE CANDLE COMPANY INCORPORATED+                             20,360

                                                                       1,566,267
                                                                      ----------

MISCELLANEOUS RETAIL - 0.83%
   1,920  AMAZON.COM INCORPORATED+                                        73,229
   2,969  COSTCO WHOLESALE CORPORATION                                   122,234
   2,460  CVS CORPORATION                                                 98,400
     532  DICK'S SPORTING GOODS INCORPORATED+                             17,226
   1,024  DOLLAR TREE STORES INCORPORATED+                                24,074
     647  EXPRESS SCRIPTS INCORPORATED+                                   40,890
     699  MICHAELS STORES INCORPORATED                                    40,074
   2,704  OFFICE DEPOT INCORPORATED+                                      43,291
     233  OVERSTOCK.COM INCORPORATED+                                      7,305
     938  PETSMART INCORPORATED                                           26,320
     478  PRICELINE.COM INCORPORATED+                                      9,981
   3,410  STAPLES INCORPORATED                                            97,799
   2,224  TOYS R US INCORPORATED+                                         36,118
  13,741  WAL-MART STORES INCORPORATED                                   723,738
   5,703  WALGREEN COMPANY                                               207,874
     439  WORLD FUEL SERVICES CORPORATION                                 15,444

                                                                       1,583,997
                                                                      ----------

MISCELLANEOUS SERVICES - 0.07%
   7,123  ADECCO SA ADR                                                   83,268
     827  D&B CORPORATION+                                                45,601

                                                                         128,869
                                                                      ----------

MOTION PICTURES - 0.43%
  15,838  LIBERTY MEDIA CORPORATION CLASS A+                             141,117
     782  MACROVISION CORPORATION+                                        18,494
  24,583  TIME WARNER INCORPORATED+                                      401,932
  11,730  WALT DISNEY COMPANY                                            263,338

                                                                         824,881
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.17%
     625  ARKANSAS BEST CORPORATION                                       21,531
     537  FORWARD AIR CORPORATION+                                        19,509
     746  HUNT (J.B.) TRANSPORT SERVICES
            INCORPORATED                                                  25,290
     612  LANDSTAR SYSTEM INCORPORATED+                                   32,118
   2,844  UNITED PARCEL SERVICE INCORPORATED
            CLASS B                                                      207,754
     685  USF CORPORATION                                                 23,468

                                                                         329,670
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.97%
   6,146  AMERICAN EXPRESS COMPANY                                       307,423
     987  AMERICREDIT CORPORATION+                                        20,638
   1,454  CAPITAL ONE FINANCIAL CORPORATION                               98,523
   2,005  CHARTER MUNICIPAL MORTGAGE
            ACCEPTANCE COMPANY                                            42,386
   1,638  CIT GROUP INCORPORATED                                          58,542
   3,356  COUNTRYWIDE FINANCIAL CORPORATION                              119,306
   5,288  FANNIE MAE                                                     393,692
     678  FINANCIAL FEDERAL CORPORATION+                                  22,550
   3,796  FREDDIE MAC                                                    254,788
   6,825  MBNA CORPORATION                                               164,755
     420  NEW CENTURY FINANCIAL CORPORATION                               22,529
   3,436  ORIX CORPORATION ADR                                           176,267
   3,128  PROVIDIAN FINANCIAL CORPORATION+                                45,168
     761  SAXON CAPITAL INCORPORATED+                                     19,139
   2,610  SLM CORPORATION                                                101,842

                                                                       1,847,548
                                                                      ----------

OIL & GAS EXTRACTION - 1.40%
   1,781  ANADARKO PETROLEUM CORPORATION                                 105,471
   2,184  APACHE CORPORATION                                              97,603
     596  ATWOOD OCEANICS INCORPORATED+                                   24,895
  12,404  BHP BILLITON LIMITED ADR                                       232,079
   1,022  BJ SERVICES COMPANY                                             49,107
   2,787  BURLINGTON RESOURCES INCORPORATED                              100,973
     635  CABOT OIL AND GAS CORPORATION                                   25,660
     988  CAL DIVE INTERNATIONAL INCORPORATED+                            29,512
     582  CHENIERE ENERGY INCORPORATED+                                   10,063
     974  CIMAREX ENERGY COMPANY+                                         29,152
   1,275  DENBURY RESOURCES INCORPORATED+                                 27,922

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   1,707  DEVON ENERGY CORPORATION                                    $  110,631
     946  ENCORE ACQUISITION COMPANY+                                     26,393
   2,671  ENI SPA ADR                                                    274,792
   1,632  FX ENERGY INCORPORATED+                                         14,149
   3,255  HALLIBURTON COMPANY                                             94,948
   1,385  HANOVER COMPRESSOR COMPANY+                                     15,969
     924  KERR-MCGEE CORPORATION                                          48,769
   2,506  OCCIDENTAL PETROLEUM CORPORATION                               129,435
   2,318  PRIDE INTERNATIONAL INCORPORATED+                               42,558
     542  QUICKSILVER RESOURCES INCORPORATED+                             15,268
   1,229  RANGE RESOURCES CORPORATION                                     18,435
     939  REMINGTON OIL & GAS CORPORATION+                                23,250
   7,644  REPSOL YPF SA ADR                                              158,537
   1,624  ROWAN COMPANIES INCORPORATED+                                   39,496
     504  SEACOR SMIT INCORPORATED+                                       21,758
   4,203  SHELL TRANSPORT & TRADING
            COMPANY PLC ADR                                              186,193
   1,633  SOUTHWESTERN ENERGY COMPANY+                                    58,086
     523  SPINNAKER EXPLORATION COMPANY+                                  17,855
     736  ST. MARY LAND & EXPLORATION COMPANY                             25,679
     743  SWIFT ENERGY COMPANY+                                           15,120
   4,480  TOTAL SA ADR                                                   438,995
   1,033  UNIT CORPORATION+                                               32,436
   2,241  UNOCAL CORPORATION                                              83,679
     688  VERITAS DGC INCORPORATED+                                       16,120
   1,266  XTO ENERGY INCORPORATED                                         35,499

                                                                       2,676,487
                                                                      ----------

PAPER & ALLIED PRODUCTS - 0.38%
   1,177  BEMIS COMPANY INCORPORATED                                      31,108
   1,283  BOISE CASCADE CORPORATION                                       40,145
     579  GREIF INCORPORATED CLASS A                                      22,581
   2,796  INTERNATIONAL PAPER COMPANY                                    111,896
   2,637  KIMBERLY-CLARK CORPORATION                                     175,888
   2,005  MEADWESTVACO CORPORATION                                        60,451
     908  POPE & TALBOT INCORPORATED                                      16,734
     804  POTLATCH CORPORATION                                            34,492
   5,544  STORA ENSO OYJ                                                  74,678
     708  TEMPLE-INLAND INCORPORATED                                      48,342
   5,329  UPM-KYMMENE OYJ ADR                                            102,796

                                                                         719,111
                                                                      ----------

PERSONAL SERVICES - 0.11%
   1,335  CINTAS CORPORATION                                              54,748
   1,249  G & K SERVICES INCORPORATED CLASS A                             45,476
   1,268  H & R Block INCORPORATED                                        61,194
     744  REGIS CORPORATION                                               30,452
     895  UNIFIRST CORPORATION                                            25,713

                                                                         217,583
                                                                      ----------

PETROLEUM REFINING & RELATED
INDUSTRIES - 1.87%
     751  AMERADA HESS CORPORATION                                        60,456
  10,737  BP PLC ADR                                                     576,577
   5,586  CHEVRONTEXACO CORPORATION                                      544,635
   3,704  CONOCOPHILLIPS                                                 275,689
  35,330  EXXON MOBIL CORPORATION                                      1,628,713
     932  FRONTIER OIL CORPORATION                                        19,031
   2,633  MARATHON OIL CORPORATION                                        95,499
     496  MURPHY OIL CORPORATION                                          37,453
   5,584  ROYAL DUTCH PETROLEUM COMPANY                                  283,053
     861  TESORO PETROLEUM CORPORATION+                                   20,388
     577  VALERO ENERGY CORPORATION                                       38,099

                                                                       3,579,593
                                                                      ----------

PRIMARY METAL INDUSTRIES - 0.41%
   4,974  ALCOA INCORPORATED                                             161,058
   1,716  ALLEGHENY TECHNOLOGIES INCORPORATED                             32,278
     500  CARPENTER TECHNOLOGY CORPORATION                                22,150
     847  COMMSCOPE INCORPORATED+                                         16,830
     401  CURTISS-WRIGHT CORPORATION                                      21,915
   1,573  ENGELHARD CORPORATION                                           44,469
   1,453  GENERAL CABLE CORPORATION+                                      15,300
   3,023  JOHNSON MATTHEY PLC ADR                                         98,704
   7,326  KUBOTA CORPORATION ADR                                         185,714
     588  LONE STAR TECHNOLOGIES INCORPORATED+                            18,063
     622  MAVERICK TUBE CORPORATION+                                      18,424
     709  MUELLER INDUSTRIES INCORPORATED                                 27,857
     625  NUCOR CORPORATION                                               48,931
     700  STEEL DYNAMICS INCORPORATED                                     21,952
     487  TEXAS INDUSTRIES INCORPORATED                                   21,330
     663  UNITED STATES STEEL CORPORATION                                 24,471

                                                                         779,446
                                                                      ----------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 0.72%
     602  BANTA CORPORATION                                               23,303
     496  CONSOLIDATED GRAPHICS INCORPORATED+                             20,262
     972  DOW JONES & COMPANY INCORPORATED                                39,901
   1,577  GANNETT COMPANY INCORPORATED                                   133,572
     922  KNIGHT-RIDDER INCORPORATED                                      59,404
   1,268  MCGRAW-HILL COMPANIES INCORPORATED                              96,026
   1,313  NEW YORK TIMES COMPANY CLASS A                                  53,334
   3,301  NEWS CORPORATION LIMITED ADR                                   103,156
   8,711  PEARSON PLC                                                     98,173
     710  PULITZER INCORPORATED                                           34,577
   4,979  REED ELSEVIER NV ADR                                           128,309
   2,150  RR DONNELLEY & SONS COMPANY                                     66,069
   2,152  TOPPAN PRINTING COMPANY LIMITED ADR                            111,380
   2,037  TRIBUNE COMPANY                                                 85,045
     865  VALASSIS COMMUNICATIONS INCORPORATED+                           24,445
   8,863  VIACOM INCORPORATED CLASS B                                    295,226

                                                                       1,372,182
                                                                      ----------

RAILROAD TRANSPORTATION - 0.15%
   1,768  BURLINGTON NORTHERN SANTA FE
            CORPORATION                                                   63,294
   1,468  CSX CORPORATION                                                 46,360
   2,518  KANSAS CITY SOUTHERN+                                           37,770
   2,641  NORFOLK SOUTHERN CORPORATION                                    75,004
   1,243  UNION PACIFIC CORPORATION                                       70,988

                                                                         293,416
                                                                      ----------

REAL ESTATE - 0.01%
     829  JONES LANG LASALLE INCORPORATED+                                27,067
                                                                      ----------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.12%
     945  COOPER TIRE & RUBBER COMPANY                                $   21,395
   3,992  GOODYEAR TIRE & RUBBER COMPANY+                                 43,832
     503  JARDEN CORPORATION+                                             15,236
   1,057  NIKE INCORPORATED CLASS B                                       79,603
     873  SEALED AIR CORPORATION+                                         42,882
     559  WEST PHARMACEUTICAL SERVICES
            INCORPORATED                                                  22,354

                                                                         225,302
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.86%
   4,974  AMVESCAP PLC ADR                                                52,675
     739  BEAR STEARNS COMPANIES INCORPORATED                             64,973
     700  BKF CAPITAL GROUP INCORPORATED                                  19,418
   8,969  CHARLES SCHWAB CORPORATION                                      84,757
     203  CHICAGO MERCANTILE EXCHANGE                                     27,025
   5,275  CREDIT SUISSE GROUP ADR+                                       164,897
   2,287  E*TRADE FINANCIAL CORPORATION+                                  26,941
     986  EATON VANCE CORPORATION                                         39,588
   1,208  FRANKLIN RESOURCES INCORPORATED                                 64,350
   2,299  FRIEDMAN BILLINGS RAMSEY GROUP
            INCORPORATED CLASS A                                          43,336
   1,804  GOLDMAN SACHS GROUP INCORPORATED                               161,729
   1,560  LEHMAN BROTHERS HOLDINGS INCORPORATED                          115,268
   5,210  MERRILL LYNCH & COMPANY INCORPORATED                           266,075
   5,902  MORGAN STANLEY                                                 299,408
   9,706  NOMURA HOLDINGS INCORPORATED ADR                               134,719
     499  PIPER JAFFRAY COMPANIES INCORPORATED+                           21,507
   1,123  T ROWE PRICE GROUP INCORPORATED                                 55,622

                                                                       1,642,288
                                                                      ----------

SOCIAL SERVICES - 0.03%
   9,723 ABB LIMITED ADR+                                                 55,907
                                                                      ----------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.31%
     533  CABOT MICROELECTRONICS CORPORATION+                             17,797
     386  CARBO CERAMICS INCORPORATED                                     24,839
   8,648  CORNING INCORPORATED+                                           87,518
     644  GENTEX CORPORATION                                              22,115
   3,982  HANSON PLC ADR                                                 136,463
   7,419  HOLCIM LIMITED ADR                                             198,486
   5,223  LAFARGE SA ADR                                                 113,078

                                                                         600,296
                                                                      ----------

TEXTILE MILL PRODUCTS - 0.01%
     394  OXFORD INDUSTRIES INCORPORATED                                  15,941
                                                                      ----------

TOBACCO PRODUCTS - 0.53%
  10,979  ALTRIA GROUP INCORPORATED                                      537,422
   4,932  BRITISH AMERICAN TOBACCO PLC ADR                               149,242
     453  REYNOLDS AMERICAN INCORPORATED                                  34,202
   1,930  SWEDISH MATCH AB ADR                                           194,450
     661  UNIVERSAL CORPORATION                                           29,831
   1,561  UST INCORPORATED                                                62,627

                                                                       1,007,774
                                                                      ----------

TRANSPORTATION BY AIR - 0.26%
     816  ALASKA AIR GROUP INCORPORATED+                                  19,209
   1,691  AMR CORPORATION+                                                15,117
  10,458  BAA PLC ADR                                                    104,415
   3,325  DELTA AIR LINES INCORPORATED+                                   13,433
     626  EGL INCORPORATED+                                               15,168
   1,658  FEDEX CORPORATION                                              135,939
   7,165  JAPAN AIRLINES SYSTEM ADR+                                     103,481
   6,113  SOUTHWEST AIRLINES COMPANY                                      90,595

                                                                         497,357
                                                                      ----------

TRANSPORTATION EQUIPMENT - 1.43%
     553  AUTOLIV INCORPORATED                                            23,364
   6,701  BAE SYSTEMS PLC ADR                                             96,679
   4,591  BOEING COMPANY                                                 239,742
     689  CLARCOR INCORPORATED                                            30,523
   3,585  DAIMLERCHRYSLER AG                                             149,745
   1,806  DANA CORPORATION                                                34,079
   5,340  DELPHI CORPORATION                                              48,914
   9,216  FIAT SPA ADR                                                    66,079
  10,405  FORD MOTOR COMPANY                                             146,815
   1,099  GENERAL DYNAMICS CORPORATION                                   107,306
   2,575  GENERAL MOTORS CORPORATION                                     106,373
   1,114  GENUINE PARTS COMPANY                                           42,232
   1,519  GOODRICH CORPORATION                                            48,243
     937  GREENBRIER COS INCORPORATED                                     19,724
     573  GROUP 1 AUTOMOTIVE INCORPORATED+                                15,740
   1,776  HARLEY-DAVIDSON INCORPORATED                                   108,372
   7,522  HONDA MOTOR COMPANY LIMITED ADR                                187,900
   4,899  HONEYWELL INTERNATIONAL INCORPORATED                           176,266
   1,188  JOHNSON CONTROLS INCORPORATED                                   66,884
   1,927  LOCKHEED MARTIN CORPORATION                                    103,634
     761  NAVISTAR INTERNATIONAL CORPORATION+                             27,229
   1,858  NORTHROP GRUMMAN CORPORATION                                    95,966
   1,386  PACCAR INCORPORATED                                             83,423
   3,416  SPORTS RESORTS INTERNATIONAL
            INCORPORATED+                                                 12,639
     968  TEXTRON INCORPORATED                                            61,458
     537  THOR INDUSTRIES INCORPORATED                                    13,758
   4,125  TOYOTA MOTOR CORPORATION ADR                                   326,659
     586  TRINITY INDUSTRIES INCORPORATED                                 16,262
     660  TRIUMPH GROUP INCORPORATED+                                     21,252
   2,669  UNITED TECHNOLOGIES CORPORATION                                250,646

                                                                       2,727,906
                                                                      ----------

TRANSPORTATION SERVICES - 0.06%
     519  CH ROBINSON WORLDWIDE INCORPORATED                              22,146
     713  EXPEDITORS INTERNATIONAL OF WASHINGTON
            INCORPORATED                                                  34,780
   1,732  PEGASUS SOLUTIONS INCORPORATED+                                 21,702
   1,202  SABRE HOLDINGS CORPORATION                                      27,646

                                                                         106,274
                                                                      ----------

WATER TRANSPORTATION - 0.05%
     829  ALEXANDER & BALDWIN INCORPORATED                                25,525
     861  KIRBY CORPORATION+                                              30,600

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - (CONTINUED)
     768  OVERSEAS SHIPHOLDING GROUP
            INCORPORATED                                          $       33,024

                                                                          89,149

                                                                   -------------

WHOLESALE TRADE NON-DURABLE
GOODS - 0.50%
     786  AMERISOURCE-BERGEN CORPORATION                                  42,523
     804  BROWN-FORMAN CORPORATION CLASS B                                38,182
   2,488  CARDINAL HEALTH INCORPORATED                                   112,458
   1,492  MAUI LAND & PINEAPPLE COMPANY
            INCORPORATED+                                                 45,133
   1,931  MCKESSON CORPORATION                                            59,764
   1,302  NASH FINCH COMPANY                                              38,448
   2,779  SAFEWAY INCORPORATED+                                           56,136
   2,293  SMURFIT-STONE CONTAINER CORPORATION+                            40,678
   1,801  SUPERVALU INCORPORATED                                          47,474
   3,809  SYSCO CORPORATION                                              122,421
     469  TRACTOR SUPPLY COMPANY+                                         16,330
   2,797  UNILEVER NV                                                    167,988
   4,093  UNILEVER PLC ADR                                               142,600
     659  UNITED NATURAL FOODS INCORPORATED+                              16,317

                                                                         946,452
                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 0.47%
     682  ARROW ELECTRONICS INCORPORATED+                                 14,758
     778  AVNET INCORPORATED+                                             12,355
     622  CYTYC CORPORATION+                                              14,903
     539  HUGHES SUPPLY INCORPORATED                                      32,658
     757  IMAGISTICS INTERNATIONAL INCORPORATED+                          24,565
     882  INSIGHT ENTERPRISES INCORPORATED+                               14,112
     992  INTAC INTERNATIONAL+                                             8,184
   1,253  KYOCERA CORPORATION ADR                                         91,920
   6,401  MITSUBISHI CORPORATION ADR                                     132,167
     954  MITSUI & COMPANY LIMITED ADR                                   153,976
   5,348  NISSAN MOTOR COMPANY LIMITED ADR                               116,586
     802  OMNICARE INCORPORATED                                           23,210
     435  PATTERSON COMPANIES INCORPORATED+                               31,855
     662  PEP BOYS-MANNY, MOE & JACK                                      10,526
     528  SCP POOL CORPORATION                                            22,276
  17,011  SUMITOMO MITSUI FINANCIAL                                      102,459
     526  TECH DATA CORPORATION+                                          19,809
   3,588  VISTEON CORPORATION                                             33,476
     650  W.W. GRAINGER INCORPORATED                                      34,716

                                                                         894,511
                                                                   -------------

TOTAL COMMON STOCK
(COST $87,800,442)                                                    93,518,287
                                                                   -------------

                                INTEREST
                                RATE     MATURITY
PRINCIPAL   SECURITY NAME         %      DATE

US TREASURY SECURITIES - 50.26%

US TREASURY BONDS - 3.89%
$ 7,315,000 US TREASURY BOND    3.25     08/15/2007                    7,422,150
                                                                   -------------

US TREASURY NOTES - 46.37%
  2,400,000 US TREASURY NOTE    6.13     08/15/2007                    2,628,655
 14,375,000 US TREASURY NOTE    3.00     11/15/2007                   14,460,919
 10,000,000 US TREASURY NOTE    2.63     05/15/2008                    9,878,520
  7,100,000 US TREASURY NOTE    5.63     05/15/2008                    7,755,089
  1,980,000 US TREASURY NOTE    3.25     08/15/2008                    1,994,387
  9,000,000 US TREASURY NOTE    3.13     09/15/2008                    9,016,173
  4,125,000 US TREASURY NOTE    4.75     11/15/2008                    4,388,130
 13,475,000 US TREASURY NOTE    3.38     12/15/2008                   13,598,175
 10,500,000 US TREASURY NOTE    2.63     03/15/2009                   10,238,319
 13,000,000 US TREASURY NOTE    4.00     06/15/2009                   13,408,785
  1,060,000 US TREASURY NOTE    6.00     08/15/2009                    1,188,814

                                                                      88,555,966
                                                                   -------------

TOTAL US TREASURY SECURITIES
(COST $94,310,163)                                                    95,978,116
                                                                   -------------

COLLATERAL FOR SECURITIES LENDING - 47.57%
         COLLATERAL FOR SECURITY LENDING                             90,845,882

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $90,845,882)                                                   90,845,882
                                                                  -------------

SHORT-TERM INVESTMENTS - 0.34%

US TREASURY BILLS - 0.34%
     72,000 US TREASURY BILL^   1.30     09/02/2004                      71,997
     58,000 US TREASURY BILL^   1.31     09/02/2004                      57,998
    122,000 US TREASURY BILL^   1.32     09/02/2004                     121,996
    132,000 US TREASURY BILL^   1.33     09/02/2004                     131,995
      8,000 US TREASURY BILL^   1.33     09/02/2004                       8,000
    258,000 US TREASURY BILL^   1.34     09/02/2004                     257,990

                                                                        649,976
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $649,976)                                                         649,976
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $273,606,463)*                              147.14%         $ 280,992,261

OTHER ASSETS AND LIABILITIES, NET                 (47.14)           (90,028,801)
                                                  ------          -------------

TOTAL NET ASSETS                                  100.00%         $ 190,963,460
                                                  ------          -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $421,271.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - 65.72%

AMUSEMENT & RECREATION SERVICES - 0.13%
   5,480  CAESARS ENTERTAINMENT INCORPORATED+                       $     84,666
   2,180  GAYLORD ENTERTAINMENT COMPANY+                                  63,307
   1,940  HARRAH'S ENTERTAINMENT INCORPORATED                             93,489
   4,683  INTERNATIONAL GAME TECHNOLOGY                                  135,104
   1,493  MULTIMEDIA GAMES INCORPORATED+                                  21,559

                                                                         398,125
                                                                    ------------

APPAREL & ACCESSORY STORES - 0.26%
   1,690  ABERCROMBIE & FITCH COMPANY CLASS A                             47,320
   1,922  AEROPOSTALE INCORPORATED+                                       59,870
   1,540  CHICO'S FAS INCORPORATED+                                       62,986
   8,558  GAP INCORPORATED                                               160,377
   4,025  KOHL'S CORPORATION+                                            199,157
   6,598  LIMITED BRANDS                                                 132,488
   2,054  NORDSTROM INCORPORATED                                          76,265
   2,588  ROSS STORES INCORPORATED                                        54,736

                                                                         793,199
                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.41%
  18,133  BENETTON GROUP SPA ADR                                         398,926
   2,489  JONES APPAREL GROUP INCORPORATED                                88,832
   2,356  LIZ CLAIBORNE INCORPORATED                                      89,693
   2,063  VF CORPORATION                                                 101,789
  11,724  WACOAL CORPORATION ADR                                         587,255

                                                                       1,266,495
                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
   4,938  AUTONATION INCORPORATED+                                        81,181
     874  AUTOZONE INCORPORATED+                                          64,728
   2,313  CARMAX INCORPORATED+                                            45,289
   1,535  COPART INCORPORATED+                                            33,340

                                                                         224,538
                                                                    ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.42%
   2,173  CENTEX CORPORATION                                              99,458
   3,479  D.R. HORTON INCORPORATED                                       107,640
   1,940  LENNAR CORPORATION CLASS A                                      88,852
     672  MDC HOLDINGS INCORPORATED                                       46,267
     113  NVR INCORPORATED+                                               56,754
   1,637  PULTE HOMES INCORPORATED                                        96,501
  50,406  SEKISUI HOUSE LIMITED                                          505,230
  11,688  VIVENDI UNIVERSAL SA ADR+                                      290,681

                                                                       1,291,383
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.55%
   1,343  FASTENAL COMPANY                                                84,314
  28,109  HOME DEPOT INCORPORATED                                      1,027,665
  10,045  LOWE'S COMPANIES INCORPORATED                                  499,236
   2,137  SHERWIN-WILLIAMS COMPANY                                        88,258

                                                                       1,699,473
                                                                    ------------

BUSINESS SERVICES - 3.88%
  12,588  24/7 REAL MEDIA INCORPORATED+                                   41,163
   3,938  3COM CORPORATION+                                               17,760
   2,343  AARON RENTS INCORPORATED                                        48,125
   3,286  ADOBE SYSTEMS INCORPORATED                                     150,729
   1,740  AFFILIATED COMPUTER SERVICES
            INCORPORATED CLASS A+                                         94,534
   2,213  AKAMAI TECHNOLOGIES INCORPORATED+                               29,765
     984  ANSYS INCORPORATED+                                             44,378
   1,434  ARBITRON INCORPORATED+                                          55,582
   2,757  ASCENTIAL SOFTWARE CORPORATION+                                 35,731
     961  ASK JEEVES INCORPORATED+                                        24,909
   1,902  AUTODESK INCORPORATED                                           84,468
   7,704  AUTOMATIC DATA PROCESSING INCORPORATED                         306,388
   1,358  AVOCENT CORPORATION+                                            38,717
   5,328  BEA SYSTEMS INCORPORATED+                                       35,165
   3,789  BISYS GROUP INCORPORATED+                                       53,804
     629  BLUE COAT SYSTEMS INCORPORATED+                                  9,196
   4,117  BMC SOFTWARE INCORPORATED+                                      61,631
   1,679  BRINK'S COMPANY                                                 48,355
   4,043  CADENCE DESIGN SYSTEMS INCORPORATED+                            50,254
  14,025  CENDANT CORPORATION                                            303,361
   2,808  CERIDIAN CORPORATION+                                           51,920
   1,769  CERTEGY INCORPORATED                                            67,894
   1,523  CHECKFREE CORPORATION+                                          41,502
   1,805  CHOICEPOINT INCORPORATED+                                       76,261
   3,438  CITRIX SYSTEMS INCORPORATED+                                    54,699
   3,200  CNET NETWORKS INCORPORATED+                                     26,016
   1,665  COGNEX CORPORATION                                              44,572
   2,097  COGNIZANT TECHNOLOGY SOLUTIONS
            CORPORATION+                                                  57,500
   6,580  COMPUTER ASSOCIATES INTERNATIONAL
            INCORPORATED                                                 159,368
   2,796  COMPUTER SCIENCES CORPORATION+                                 129,595
   9,026  COMPUWARE CORPORATION+                                          40,888
   3,324  CONVERGYS CORPORATION+                                          46,204
   2,053  CSG SYSTEMS INTERNATIONAL INCORPORATED+                         29,707
   1,403  DELUXE CORPORATION                                              59,936
   1,222  DIGITAL RIVER INCORPORATED+                                     29,414
   3,818  DOUBLECLICK INCORPORATED+                                       20,044
   1,306  DST SYSTEMS INCORPORATED+                                       59,083
   6,468  EBAY INCORPORATED+                                             559,741
   2,389  EFUNDS CORPORATION+                                             35,477
   4,021  ELECTRONIC ARTS INCORPORATED+                                  200,165
   7,117  ELECTRONIC DATA SYSTEMS CORPORATION                            136,789
   1,944  ELECTRONICS FOR IMAGING INCORPORATED+                           38,647
   2,928  EQUIFAX INCORPORATED                                            71,443
   1,705  FAIR ISAAC CORPORATION                                          45,916
   1,543  FILENET CORPORATION+                                            30,305
  10,918  FIRST DATA CORPORATION                                         461,286
   3,087  FISERV INCORPORATED+                                           107,366
     936  GETTY IMAGES INCORPORATED+                                      51,901
   1,071  HUDSON HIGHLAND GROUP INCORPORATED+                             29,442
   1,215  HYPERION SOLUTIONS CORPORATION+                                 44,420
   1,202  IDX SYSTEMS CORPORATION+                                        34,858
   4,337  IMS HEALTH INCORPORATED                                        101,182
     964  INFOSPACE INCORPORATED+                                         36,643
   5,070  INTERNET CAPITAL GROUP INCORPORATED+                            27,885

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   6,108  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED+                                           $     64,439
     862  INTERSECTIONS INCORPORATED+                                     10,930
   2,751  INTUIT INCORPORATED+                                           116,340
   2,145  IRON MOUNTAIN INCORPORATED+                                     66,130
   1,053  KRONOS INCORPORATED+                                            45,047
   1,822  LAMAR ADVERTISING COMPANY+                                      79,603
   1,637  MACROMEDIA INCORPORATED+                                        31,725
   1,423  MANHATTAN ASSOCIATES INCORPORATED+                              33,213
   1,880  MANPOWER INCORPORATED                                           79,392
   2,905  MCAFEE INCORPORATED+                                            57,461
   1,523  MERCURY INTERACTIVE CORPORATION+                                52,559
 112,718  MICROSOFT CORPORATION                                        3,077,201
   2,116  MONSTER WORLDWIDE INCORPORATED+                                 42,807
   4,426  MPS GROUP INCORPORATED+                                         39,524
   1,638  NCR CORPORATION+                                                72,350
   5,939  NOVELL INCORPORATED+                                            35,040
   2,580  OMNICOM GROUP INCORPORATED                                     177,530
  47,320  ORACLE CORPORATION+                                            471,780
   1,168  PALMSOURCE INCORPORATED+                                        26,292
   6,284  PARAMETRIC TECHNOLOGY CORPORATION+                              30,603
   4,986  PEOPLESOFT INCORPORATED+                                        86,756
   2,804  REALNETWORKS INCORPORATED+                                      13,936
   2,666  RED HAT INCORPORATED+                                           32,685
  12,065  RENTOKIL INITIAL PLC ADR                                       163,054
   7,846  REUTERS GROUP PLC ADR                                          271,393
   2,990  ROBERT HALF INTERNATIONAL INCORPORATED                          73,255
   1,852  RSA SECURITY INCORPORATED+                                      27,576
   1,167  SAFENET INCORPORATED+                                           33,201
   8,000  SAP AG                                                         291,680
   7,730  SIEBEL SYSTEMS INCORPORATED+                                    58,825
  46,673  SUN MICROSYSTEMS INCORPORATED+                                 179,224
   4,272  SUNGARD DATA SYSTEMS INCORPORATED+                              98,256
   2,496  SYBASE INCORPORATED+                                            33,272
   4,207  SYMANTEC CORPORATION+                                          201,768
   2,712  SYNOPSYS INCORPORATED+                                          43,284
   1,379  TAKE-TWO INTERACTIVE SOFTWARE
            INCORPORATED+                                                 45,162
   3,399  TIBCO SOFTWARE INCORPORATED+                                    21,482
   1,450  TRANSACTION SYSTEMS ARCHITECTS
            INCORPORATED CLASS A+                                         24,708
     482  TRAVELZOO INCORPORATED+                                         21,690
   5,708  UNISYS CORPORATION+                                             57,308
   3,851  UNITED ONLINE INCORPORATED+                                     36,893
   2,393  UNITED RENTALS INCORPORATED+                                    35,153
   3,789  VERISIGN INCORPORATED+                                          65,777
   6,112  VERITAS SOFTWARE CORPORATION+                                  102,193
   1,863  VIAD CORPORATION                                                44,358
   1,115  WEBSENSE INCORPORATED+                                          42,760
   4,301  WPP GROUP PLC ADR                                              194,104
  14,492  YAHOO! INCORPORATED+                                           413,167

                                                                      11,864,970
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 6.81%
  18,913  ABBOTT LABORATORIES                                            788,483
   2,843  ABGENIX INCORPORATED+                                           28,288
   2,558  AIR PRODUCTS & CHEMICALS INCORPORATED                          133,988
   6,374  AKZO NOBEL NV ADR                                              215,326
   1,692  ALBERTO-CULVER COMPANY CLASS B                                  81,707
   2,657  ALKERMES INCORPORATED+                                          28,244
  16,180  AMGEN INCORPORATED+                                            959,312
   1,465  ANDRX CORPORATION+                                              29,534
  13,034  ASTRAZENECA PLC ADR                                            606,472
   1,766  AVERY DENNISON CORPORATION                                     109,757
   5,750  AVON PRODUCTS INCORPORATED                                     254,035
   5,154  BASF AG ADR                                                    280,326
   7,404  BAYER AG ADR                                                   192,134
  23,758  BRISTOL-MYERS SQUIBB COMPANY                                   563,777
   1,744  CABOT CORPORATION                                               69,481
   1,811  CHIRON CORPORATION+                                             76,750
   1,981  CLOROX COMPANY                                                 104,676
   6,511  COLGATE PALMOLIVE COMPANY                                      351,594
   6,378  CROMPTON CORPORATION                                            43,944
   2,257  DENDREON CORPORATION+                                           22,186
   4,127  DISCOVERY LABORATORIES INCORPORATED+                            32,603
  11,758  DOW CHEMICAL COMPANY                                           503,360
  11,512  DU PONT (E.I.) DE NEMOURS & COMPANY                            486,497
   1,364  EASTMAN CHEMICAL COMPANY                                        63,467
   3,511  ECOLAB INCORPORATED                                            105,049
  11,999  ELI LILLY & COMPANY                                            761,337
   1,657  ESTEE LAUDER COMPANIES INCORPORATED
            CLASS A                                                       72,825
   4,745  FOREST LABORATORIES INCORPORATED+                              217,558
   7,283  GENAERA CORPORATION+                                            24,617
   5,484  GENENTECH INCORPORATED+                                        267,510
   3,135  GENZYME CORPORATION+                                           169,290
   2,781  GILEAD SCIENCES INCORPORATED+                                  192,251
  12,478  GILLETTE COMPANY                                               530,315
  20,253  GLAXOSMITHKLINE PLC ADR                                        833,208
   2,358  GREAT LAKES CHEMICAL CORPORATION                                61,591
   2,422  HOSPIRA INCORPORATED+                                           67,089
   1,659  ILEX ONCOLOGY INCORPORATED+                                     41,375
     927  IMCLONE SYSTEMS INCORPORATED+                                   49,391
   8,417  INKINE PHARMACEUTICAL COMPANY
            INCORPORATED+                                                 35,772
   1,998  INTERNATIONAL FLAVORS & FRAGRANCES
            INCORPORATED                                                  76,983
     863  INVITROGEN CORPORATION+                                         42,718
   3,621  IVAX CORPORATION+                                               70,103
   2,262  K-V PHARMACEUTICAL COMPANY CLASS A+                             36,011
   4,161  KING PHARMACEUTICALS INCORPORATED+                              51,846
   1,986  LIGAND PHARMACEUTICALS INCORPORATED
            CLASS B+                                                      19,522
   1,787  LUBRIZOL CORPORATION                                            63,707
   2,154  MEDAREX INCORPORATED+                                           12,256
   1,418  MEDICINES COMPANY+                                              35,847
   1,288  MEDICIS PHARMACEUTICAL CORPORATION
            CLASS A                                                       47,167
   4,003  MEDIMMUNE INCORPORATED+                                         95,552
  27,046  MERCK & COMPANY INCORPORATED                                 1,216,259
   4,985  MILLENNIUM PHARMACEUTICALS
            INCORPORATED+                                                 59,272
   3,656  MONSANTO COMPANY                                               133,810
   4,346  MYLAN LABORATORIES INCORPORATED                                 75,707
   1,642  NEKTAR THERAPEUTICS+                                            20,919

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
  20,158  NOVARTIS AG ADR                                           $    936,339
   4,351  NOVO NORDISK A/S ADR                                           233,214
   1,523  NPS PHARMACEUTICALS INCORPORATED+                               31,983
   1,179  OM GROUP INCORPORATED+                                          40,145
     962  ONYX PHARMACEUTICALS INCORPORATED+                              35,729
     614  OSI PHARMACEUTICALS INCORPORATED+                               36,588
   1,151  PAR PHARMACEUTICAL COMPANIES
            INCORPORATED+                                                 47,237
  93,938  PFIZER INCORPORATED                                          3,068,954
   9,401  PHARMOS CORPORATION+                                            29,801
   2,172  PPG INDUSTRIES INCORPORATED                                    129,820
   4,331  PRAXAIR INCORPORATED                                           175,752
  30,676  PROCTER & GAMBLE COMPANY                                     1,716,936
   1,423  PROTEIN DESIGN LABS INCORPORATED+                               26,084
   7,176  ROCHE HOLDING AG ADR                                           694,653
   2,920  ROHM & HAAS COMPANY                                            118,348
   1,537  SALIX PHARMACEUTICALS LIMITED+                                  35,950
   9,809  SANOFI-AVENTIS-ADR+                                            353,303
  18,483  SCHERING-PLOUGH CORPORATION                                    341,196
   1,313  SEPRACOR INCORPORATED+                                          65,138
  21,000  SHISEIDO COMPANY LIMITED                                       269,617
   1,169  SIGMA-ALDRICH CORPORATION                                       66,972
   2,304  VALEANT PHARMACEUTICALS INTERNATIONAL                           54,052
   1,451  VALSPAR CORPORATION                                             68,618
   2,875  VERTEX PHARMACEUTICALS INCORPORATED+                            27,974
   2,319  VICURON PHARMACEUTICALS INCORPORATED+                           34,646
   5,728  VION PHARMACEUTICALS INCORPORATED+                              20,163
   2,186  WATSON PHARMACEUTICALS INCORPORATED+                            60,202
  16,657  WYETH                                                          609,146

                                                                      20,841,358
                                                                    ------------

COAL MINING - 0.04%
   1,556  ARCH COAL INCORPORATED                                          50,150
   1,965  CONSOL ENERGY INCORPORATED                                      63,037

                                                                         113,187
                                                                    ------------

COMMUNICATIONS - 3.63%
   3,398  ALLTEL CORPORATION                                             185,701
   3,992  AMERICAN TOWER CORPORATION CLASS A+                             59,441
  11,172  AT&T CORPORATION                                               165,122
  28,033  AT&T WIRELESS SERVICES INCORPORATED+                           409,842
   6,724  AVAYA INCORPORATED+                                             81,495
  22,522  BELLSOUTH CORPORATION                                          602,689
   4,572  BRITISH SKY BROADCASTING GROUP PLC ADR                         159,106
   9,382  BT GROUP PLC ADR                                               311,482
   3,529  CABLEVISION SYSTEMS NEW YORK GROUP
            CLASS A+                                                      65,357
   2,694  CENTURYTEL INCORPORATED                                         86,720
   7,155  CINCINNATI BELL INCORPORATED+                                   25,829
   7,191  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                                                 240,970
  26,616  COMCAST CORPORATION CLASS A+                                   749,773
   3,828  COX COMMUNICATIONS INCORPORATED
            CLASS A+                                                     125,788
   3,861  CROWN CASTLE INTERNATIONAL CORPORATION+                         55,251
  21,209  DEUTSCHE TELEKOM AG ADR+                                       371,794
   9,370  DIRECTV GROUP INCORPORATED+                                    148,702
   3,693  ECHOSTAR COMMUNICATIONS CORPORATION
            CLASS A+                                                     113,190
   2,579  EMMIS COMMUNICATIONS CORPORATION
            CLASS A+                                                      49,646
   3,317  EXTREME NETWORKS INCORPORATED+                                  15,424
   2,828  FOUNDRY NETWORKS INCORPORATED+                                  25,791
   9,564  FRANCE TELECOM SA ADR                                          225,710
   4,976  IAC INTERACTIVECORP+                                           113,503
   3,911  LAGARDERE SCA ADR                                              234,563
   1,430  LIBERTY CORPORATION                                             57,801
   2,464  LIBERTY MEDIA INTERNATIONAL
            INCORPORATED CLASS A+                                         83,283
   2,434  LIN TV CORPORATION CLASS A+                                     49,118
     495  METROCALL HOLDINGS INCORPORATED+                                31,992
  13,218  NEXTEL COMMUNICATIONS INCORPORATED
            CLASS A+                                                     306,525
   2,536  NEXTEL PARTNERS INCORPORATED CLASS A+                           36,569
  10,677  NIPPON TELEGRAPH AND TELEPHONE
            CORPORATION ADR                                              232,759
   1,067  NTL INCORPORATED+                                               57,949
  13,190  NTT DOCOMO INCORPORATED ADR                                    246,653
  23,822  QWEST COMMUNICATIONS INTERNATIONAL
            INCORPORATED+                                                 68,846
   6,605  REED ELSEVIER PLC ADR                                          238,110
   3,285  SAGA COMMUNICATIONS INCORPORATED
            CLASS A+                                                      58,966
  40,270  SBC COMMUNICATIONS INCORPORATED                              1,038,563
  18,698  SPRINT CORPORATION-FON GROUP                                   367,977
   9,577  TDC A/S ADR                                                    169,609
  15,354  TELEFONICA SA ADR                                              658,994
     909  TELEPHONE & DATA SYSTEMS INCORPORATED                           70,084
   4,173  UNIVISION COMMUNICATIONS
            INCORPORATED CLASS A+                                        137,709
   2,593  UTSTARCOM INCORPORATED+                                         40,114
  33,881  VERIZON COMMUNICATIONS INCORPORATED                          1,329,829
  48,496  VODAFONE GROUP PLC ADR                                       1,110,558
   1,468  WESTERN WIRELESS CORPORATION CLASS A+                           36,832
   2,582  XM SATELLITE RADIO HOLDINGS
            INCORPORATED+                                                 70,927

                                                                      11,122,656
                                                                    ------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.02%
   1,918 DYCOM INDUSTRIES INCORPORATED+                                   49,331
                                                                    ------------

DEPOSITORY INSTITUTIONS - 8.01%
   3,317  ABC BANCORP                                                     60,204
  15,236  ABN AMRO HOLDING NV ADR                                        324,374
   8,912  ALLIED IRISH BANKS PLC ADR                                     280,372
   3,248  AMCORE FINANCIAL INCORPORATED                                   91,334
   4,265  AMSOUTH BANCORPORATION                                         111,103
   2,407  ASSOCIATED BANC-CORP                                            75,339
  32,925  BANCO BILBAO VIZCAYA ARGENTARIA SA
            ADR                                                          441,195
  48,880  BANCO SANTANDER CENTRAL HISPANO SA
            ADR                                                          482,446
   4,734  BANCTRUST FINANCIAL GROUP INCORPORATED                          85,117
  47,896  BANK OF AMERICA CORPORATION                                  2,154,362

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   9,132  BANK OF NEW YORK COMPANY
            INCORPORATED                                            $    272,134
  14,412  BARCLAYS PLC ADR                                               538,721
   7,641  BAYERISCHE HYPO-UND VEREINSBANK AG
            ADR+                                                         124,620
   5,994  BB&T CORPORATION                                               239,700
  15,479  BNP PARIBAS SA ADR                                             468,128
   2,754  BOSTON PRIVATE FINANCIAL HOLDINGS
            INCORPORATED                                                  67,087
   2,844  BRYN MAWR BANK CORPORATION                                      57,563
   1,956  CAPITOL BANCORP LIMITED                                         56,274
   3,643  CASCADE BANCORP                                                 63,388
   1,232  CB BANCSHARES INCORPORATED                                     116,572
   2,176  CENTRAL PACIFIC FINANCIAL CORPORATION                           60,819
   2,926  CHARTER ONE FINANCIAL INCORPORATED                             130,119
   2,894  CHITTENDEN CORPORATION                                         103,895
  62,366  CITIGROUP INCORPORATED                                       2,905,008
   2,664  CITIZENS BANKING CORPORATION MI                                 85,221
   2,783  CITY BANK LYNNWOOD WASHINGTON                                   91,282
     744  CITY NATIONAL CORPORATION                                       49,089
   4,621  COASTAL FINANCIAL CORPORATION                                   64,786
   3,126  COBIZ INCORPORATED                                              48,609
   1,932  COLUMBIA BANCORP                                                55,873
   1,671  COMERICA INCORPORATED                                          100,511
   1,439  COMMERCE BANCSHARES INCORPORATED                                69,547
   3,332  COMMERCIAL FEDERAL CORPORATION                                  90,864
   3,297  COMMUNITY BANK SYSTEM INCORPORATED                              84,238
   1,800  COMPASS BANCSHARES INCORPORATED                                 83,250
   5,637  DEUTSCHE BANK AG                                               387,262
   5,455  FIFTH THIRD BANCORP                                            271,714
   2,173  FIRST HORIZON NATIONAL CORPORATION                              98,806
   3,105  FIRST OAK BROOK BANCSHARES
            INCORPORATED                                                  91,598
   1,665  FIRST OF LONG ISLAND CORPORATION                                71,112
   1,640  FIRST PLACE FINANCIAL CORPORATION                               30,832
   1,753  FIRST REPUBLIC BANK                                             78,517
   2,694  FIRSTMERIT CORPORATION                                          70,960
   3,832  FULTON FINANCIAL CORPORATION                                    80,970
   1,056  GERMAN AMERICAN BANCORP                                         18,216
   1,319  GOLDEN WEST FINANCIAL CORPORATION                              142,755
   2,169  GREENPOINT FINANCIAL CORPORATION                                95,544
  11,700  HBOS PLC ADR                                                   429,058
   3,101  HIBERNIA CORPORATION CLASS A                                    83,262
  10,227  HORIZON FINANCIAL CORPORATION                                  196,358
  13,848  HSBC HOLDINGS PLC ADR                                        1,078,482
   3,944  HUNTINGTON BANCSHARES INCORPORATED                              97,299
   5,021  HYPO REAL ESTATE HOLDING AG ADR+                               159,873
     793  IBERIABANK CORPORATION                                          44,543
   2,147  INTERCHANGE FINANCIAL SERVICES CORP                             52,172
   1,484  INVESTORS FINANCIAL SERVICES CORPORATION                        68,828
     700  ITLA CAPITAL CORPORATION+                                       29,694
  42,901  JP MORGAN CHASE & COMPANY                                    1,698,022
   4,298  KEYCORP                                                        134,742
  12,434  LLOYDS TSB GROUP PLC ADR                                       378,740
     606  M&T BANK CORPORATION                                            57,558
   3,274  MARSHALL & ILSLEY CORPORATION                                  131,222
   4,883  MELLON FINANCIAL CORPORATION                                   140,923
   1,288  MERCANTILE BANKSHARES CORPORATION                               61,309
   4,336  NATIONAL AUSTRALIA BANK LIMITED                                408,191
  91,765  NATIONAL BANK OF GREECE SA ADR                                 403,766
   6,616  NATIONAL CITY CORPORATION                                      250,019
   2,858  NATIONAL COMMERCE FINANCIAL
            CORPORATION                                                   96,143
   4,435  NEW YORK COMMUNITY BANCORP
            INCORPORATED                                                  94,687
   1,987  NORTH FORK BANCORPORATION INCORPORATED                          83,335
   2,859  NORTHERN TRUST CORPORATION                                     123,080
     533  PARK NATIONAL CORPORATION                                       66,017
   1,588  PEOPLES BANCORP INCORPORATED                                    40,875
   2,021  PFF BANCORP INCORPORATED                                        74,575
   2,952  PNC FINANCIAL SERVICES GROUP                                   158,434
   2,369  PROSPERITY BANCSHARES INCORPORATED                              61,405
   2,021  R&G FINANCIAL CORPORATION CLASS B                               69,886
   5,330  REGIONS FINANCIAL CORPORATION                                  172,106
  20,402  SAN PAOLO-IMI SPA                                              459,045
   1,623  SILICON VALLEY BANCSHARES+                                      60,619
   1,430  SMITHTOWN BANCORPORATION INCORPORATED                           39,325
  20,756  SOCIETE GENERALE                                               354,158
   4,444  SOUTHTRUST CORPORATION                                         183,759
   4,312  SOVEREIGN BANCORP INCORPORATED                                  94,260
   2,370  STATE BANCORP INCORPORATED                                      52,353
   4,318  STATE STREET CORPORATION                                       194,915
   3,209  STERLING BANCORPORATION NY                                      90,237
   2,507  SUNTRUST BANKS INCORPORATED                                    170,727
   4,360  SYNOVUS FINANCIAL CORPORATION                                  110,744
     656  TCF FINANCIAL CORPORATION                                       41,774
   1,310  TOMPKINS TRUSTCOMPANY INCORPORATED                              58,845
   2,894  TRUSTMARK CORPORATION                                           86,762
  22,704  US BANCORP                                                     669,768
   2,565  VALLEY NATIONAL BANCORP                                         66,382
  14,945  WACHOVIA CORPORATION                                           701,070
  10,257  WASHINGTON MUTUAL INCORPORATED                                 398,279
   1,544  WEBSTER FINANCIAL CORPORATION                                   75,965
  19,298  WELLS FARGO & COMPANY++                                      1,133,758
  11,092  WESTPAC BANKING CORPORATION ADR                                659,530
   1,987  WILMINGTON TRUST CORPORATION                                    73,797
   1,937  WINTRUST FINANCIAL CORPORATION                                 106,303
   1,778  YARDVILLE NATIONAL BANCORP                                      51,455
   1,285  ZIONS BANCORPORATION                                            80,030

                                                                      24,529,894
                                                                    ------------

EATING & DRINKING PLACES - 0.36%
   2,475  BOB EVANS FARMS INCORPORATED                                    61,974
   1,911  BRINKER INTERNATIONAL INCORPORATED+                             58,190
   1,483  CHEESECAKE FACTORY INCORPORATED+                                61,366
   3,256  DARDEN RESTAURANTS INCORPORATED                                 68,408
   2,011  JACK IN THE BOX INCORPORATED+                                   56,791
   2,443  KRISPY KREME DOUGHNUTS INCORPORATED+                            31,466
  15,840  MCDONALD'S CORPORATION                                         427,997
   1,772  OUTBACK STEAKHOUSE INCORPORATED                                 69,356
   2,319  WENDY'S INTERNATIONAL INCORPORATED                              79,704
   4,477  YUM! BRANDS INCORPORATED                                       177,782

                                                                       1,093,034
                                                                    ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)

EDUCATIONAL SERVICES - 0.07%
   2,031  APOLLO GROUP INCORPORATED CLASS A+                        $    158,418
   1,791  CAREER EDUCATION CORPORATION+                                   55,235

                                                                         213,653
                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.94%
   9,689  AES CORPORATION+                                                97,762
   4,373  ALLEGHENY ENERGY INCORPORATED+                                  64,239
   5,073  ALLIED WASTE INDUSTRIES INCORPORATED+                           51,948
   2,202  AMEREN CORPORATION                                             103,032
   5,899  AMERICAN ELECTRIC POWER COMPANY
            INCORPORATED                                                 193,074
  11,226  BG GROUP PLC ADR                                               353,058
   2,451  BLACK HILLS CORPORATION                                         68,260
   9,881  CALPINE CORPORATION+                                            33,793
   6,206  CENTERPOINT ENERGY INCORPORATED                                 67,894
   1,895  CH ENERGY GROUP INCORPORATED                                    86,431
   2,756  CINERGY CORPORATION                                            111,563
   6,239  CITIZENS COMMUNICATIONS COMPANY                                 78,799
  71,893  CLP HOLDINGS LIMITED                                           415,693
   5,340  CMS ENERGY CORPORATION+                                         51,264
   2,153  CONNECTICUT WATER SERVICE INCORPORATED                          55,332
   2,828  CONSOLIDATED EDISON INCORPORATED                               119,342
   2,745  CONSTELLATION ENERGY GROUP INCORPORATED                        112,819
   3,566  DOMINION RESOURCES INCORPORATED                                231,398
   1,984  DTE ENERGY COMPANY                                              81,979
  12,733  DUKE ENERGY CORPORATION                                        281,909
   4,230  E.ON AG                                                        301,387
   5,548  EDISON INTERNATIONAL                                           149,130
   8,610  EL PASO CORPORATION                                             70,430
  17,537  ENDESA SA ADR                                                  326,188
   1,357  ENERGYSOUTH INCORPORATED                                        58,351
   2,766  ENTERGY CORPORATION                                            166,790
   8,036  EXELON CORPORATION                                             296,127
   4,658  FIRSTENERGY CORPORATION                                        187,438
   2,190  FPL GROUP INCORPORATED                                         151,548
 204,107  HONG KONG & CHINA GAS COMPANY
            LIMITED ADR                                                  367,658
  65,276  HONG KONG ELECTRIC HOLDINGS
            LIMITED ADR                                                  291,235
   9,933  INTERNATIONAL POWER PLC+                                       272,760
   2,654  KEYSPAN CORPORATION                                            101,117
   1,621  KINDER MORGAN INCORPORATED                                      98,070
   3,123  LACLEDE GROUP INCORPORATED                                      90,130
   3,724  MIDDLESEX WATER COMPANY                                         68,335
   6,517  NATIONAL GRID TRANSCO PLC                                      276,386
   5,355  NISOURCE INCORPORATED                                          111,384
   1,817  NSTAR                                                           88,670
   6,112  PG&E CORPORATION+                                              178,409
   1,697  PINNACLE WEST CAPITAL CORPORATION                               71,630
   2,752  PPL CORPORATION                                                131,628
   3,404  PROGRESS ENERGY INCORPORATED                                   149,402
   3,286  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                                 139,129
   5,083  RELIANT RESOURCES INCORPORATED+                                 50,627
   5,109  RWE AG                                                         249,601
   8,520  SCOTTISH POWER PLC                                             249,125
   3,118  SEMPRA ENERGY                                                  112,716
   8,420  SOUTHERN COMPANY                                               255,547
  13,079  SUEZ SA                                                        254,517
     732  TEXAS GENCO HOLDINGS INCORPORATED                               33,892
   4,318  TXU CORPORATION                                                179,758
   1,615  UIL HOLDINGS CORPORATION                                        79,264
   8,601  UNITED UTILITIES PLC                                           172,708
   7,715  WASTE MANAGEMENT INCORPORATED                                  214,400
   8,951  WILLIAMS COMPANIES INCORPORATED                                106,427
   2,056  WPS RESOURCES CORPORATION                                       95,954
   7,413  XCEL ENERGY INCORPORATED                                       130,839

                                                                       8,988,296
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 5.60%
   2,027  ADVANCED FIBRE COMMUNICATIONS
            INCORPORATED+                                                 34,804
   5,237  ADVANCED MICRO DEVICES INCORPORATED+                            59,859
  15,398  ALCATEL SA ADR+                                                180,618
   5,475  ALTERA CORPORATION+                                            103,587
   4,575  AMERICAN POWER CONVERSION CORPORATION                           76,860
   4,895  ANALOG DEVICES INCORPORATED                                    169,954
   3,777  ANDREW CORPORATION+                                             41,887
   6,682  APPLIED MICRO CIRCUITS CORPORATION+                             22,385
   1,144  APPLIED SIGNAL TECHNOLOGY INCORPORATED                          39,685
   6,755  ASML HOLDING NV NY SHARES+                                      87,410
   1,919  ATMI INCORPORATED+                                              36,154
   3,412  BROADCOM CORPORATION CLASS A+                                   92,602
   4,871  CANON INCORPORATED ADR                                         233,662
  30,378  CHARTERED SEMICONDUCTOR+                                       191,381
   3,909  COMVERSE TECHNOLOGY INCORPORATED+                               68,447
   1,774  CREE INCORPORATED+                                              44,368
   1,333  CYMER INCORPORATED+                                             35,618
   2,493  CYPRESS SEMICONDUCTOR+                                          24,332
   1,265  DITECH COMMUNICATIONS CORPORATION+                              27,223
   2,170  ELECTRO SCIENTIFIC INDUSTRIES
            INCORPORATED+                                                 44,897
   5,303  EMERSON ELECTRIC COMPANY                                       330,112
   4,455  GEMSTAR-TV GUIDE INTERNATIONAL
            INCORPORATED+                                                 23,522
 129,084  GENERAL ELECTRIC COMPANY                                     4,232,664
     856  HARMAN INTERNATIONAL INDUSTRIES
            INCORPORATED                                                  82,767
   1,031  HARRIS CORPORATION                                              49,653
  12,979  INFINEON TECHNOLOGIES AG ADR+                                  127,324
   2,694  INTEGRATED DEVICE TECHNOLOGY
            INCORPORATED+                                                 28,853
  79,253  INTEL CORPORATION                                            1,687,296
   1,769  INTERDIGITAL COMMUNICATIONS
            CORPORATION+                                                  27,579
  20,431  INTERNATIONAL BUSINESS MACHINES
            CORPORATION                                                1,730,301
   1,202  INTERNATIONAL RECTIFIER CORPORATION+                            39,498
   3,245  INTERSIL CORPORATION CLASS A                                    56,560
   3,269  JABIL CIRCUIT INCORPORATED+                                     67,439
  21,032  JDS UNIPHASE CORPORATION+                                       65,409
   2,759  KLA-TENCOR CORPORATION+                                        103,076

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
  11,633  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV NY SHARES                                $    269,886
   1,401  L-3 COMMUNICATIONS HOLDINGS
            INCORPORATED                                                  87,759
   2,406  LATTICE SEMICONDUCTOR CORPORATION+                              10,971
   3,925  LINEAR TECHNOLOGY CORPORATION                                  140,397
   1,011  LITTELFUSE INCORPORATED+                                        36,821
   6,034  LSI LOGIC CORPORATION+                                          29,144
  50,203  LUCENT TECHNOLOGIES INCORPORATED+                              157,135
  19,260  MATSUSHITA ELECTRIC INDUSTRIAL
            COMPANY LIMITED ADR                                          260,010
   4,088  MAXIM INTEGRATED PRODUCTS INCORPORATED                         177,542
   1,925  MAYTAG CORPORATION                                              38,943
   5,184  MCDATA CORPORATION CLASS A+                                     26,749
   3,034  MICROCHIP TECHNOLOGY INCORPORATED                               80,067
   7,868  MICRON TECHNOLOGY INCORPORATED+                                 90,561
   2,787  MINDSPEED TECHNOLOGIES INCORPORATED+                             8,445
  50,026  MINEBEA COMPANY LIMITED ADR                                    423,930
   3,432  MOLEX INCORPORATED                                              99,082
  29,274  MOTOROLA INCORPORATED                                          472,775
   2,677  MYKROLIS CORPORATION+                                           23,638
   1,848  NATIONAL PRESTO INDUSTRIES INCORPORATED                         75,214
   5,332  NATIONAL SEMICONDUCTOR CORPORATION+                             71,075
   4,952  NETWORK APPLIANCE INCORPORATED+                                 99,387
   8,889  NIDEC CORPORATION ADR                                          215,114
  18,583  NOKIA OYJ ADR                                                  220,766
   2,390  NOVELLUS SYSTEMS INCORPORATED+                                  58,388
   2,733  NVIDIA CORPORATION+                                             34,053
   9,406  OMRON CORPORATION                                              201,413
   2,190  OPENWAVE SYSTEMS INCORPORATED+                                  20,411
   9,100  PIONEER CORPORATION                                            200,200
   2,128  PLEXUS CORPORATION+                                             25,089
   3,861  PMC-SIERRA INCORPORATED+                                        36,062
   2,161  POLYCOM INCORPORATED+                                           42,204
   2,727  POWER-ONE INCORPORATED+                                         20,480
   2,060  QLOGIC CORPORATION+                                             53,787
  20,272  QUALCOMM INCORPORATED                                          771,350
   1,881  RAMBUS INCORPORATED+                                            24,114
   4,368  RF MICRO DEVICES INCORPORATED+                                  22,364
   3,480  ROCKWELL COLLINS INCORPORATED                                  119,677
     765  ROGERS CORPORATION+                                             35,488
   9,166  SANMINA-SCI CORPORATION+                                        63,429
   2,811  SCIENTIFIC-ATLANTA INCORPORATED                                 76,572
   3,996  SKYWORKS SOLUTIONS INCORPORATED+                                33,287
  13,779  SOLECTRON CORPORATION+                                          71,100
   7,054  SONY CORPORATION ADR                                           244,562
   5,959  SPATIALIGHT INCORPORATED+                                       29,676
   7,298  STMICROELECTRONICS NV NY SHARES                                124,869
   2,613  TDK CORPORATION ADR                                            173,477
  16,286  TELEFONAKTIEBOLAGET LM ERICSSON ADR+                           440,373
   5,940  TELLABS INCORPORATED+                                           53,876
  21,285  TEXAS INSTRUMENTS INCORPORATED                                 415,909
   2,486  THOMAS & BETTS CORPORATION+                                     61,156
   1,818  TRIQUINT SEMICONDUCTOR INCORPORATED+                             6,908
   9,349  VALENCE TECHNOLOGY INCORPORATED+                                26,458
   1,203  VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES INCORPORATED+                                      33,684
   2,553  VISHAY INTERTECHNOLOGY INCORPORATED+                            32,551
     810  WHIRLPOOL CORPORATION                                           49,523
   4,585  XILINX INCORPORATED                                            125,766
   2,306  ZORAN CORPORATION+                                              36,296

                                                                      17,147,749
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.31%
   1,287  AFFYMETRIX INCORPORATED+                                        35,779
   1,757  AMYLIN PHARMACEUTICALS INCORPORATED+                            34,771
   1,944  APPLERA CORPORATION-CELERA GENOMICS
            GROUP+                                                        20,937
   1,097  ATRIX LABORATORIES INCORPORATED+                                32,427
   4,993  AXONYX INCORPORATED+                                            21,220
   1,577  CDI CORPORATION                                                 33,117
   1,165  CELGENE CORPORATION+                                            66,114
     843  CEPHALON INCORPORATED+                                          39,629
   2,162  CURAGEN CORPORATION+                                            11,286
   1,232  ERESEARCH TECHNOLOGY INCORPORATED+                              24,776
   1,635  FLUOR CORPORATION                                               69,896
     821  GEN-PROBE INCORPORATED+                                         29,638
   2,163  INCYTE CORPORATION+                                             14,773
   1,831  MOODY'S CORPORATION                                            125,533
   1,825  NAVIGANT CONSULTING INCORPORATED+                               34,985
   4,756  PAYCHEX INCORPORATED                                           141,111
   1,181  QUEST DIAGNOSTICS INCORPORATED                                 101,094
   7,486  SERVICEMASTER COMPANY                                           93,051
   1,762  TELIK INCORPORATED+                                             33,372

                                                                         963,509
                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.29%
     789  ALLIANT TECHSYSTEMS INCORPORATED+                               45,715
   2,120  BALL CORPORATION                                                79,161
   2,107  CRANE COMPANY                                                   56,889
   1,888  FORTUNE BRANDS INCORPORATED                                    138,107
   3,391  ILLINOIS TOOL WORKS INCORPORATED                               309,564
   6,236  MASCO CORPORATION                                              200,363
   1,553  NCI BUILDING SYSTEMS INCORPORATED+                              47,646
     720  TASER INTERNATIONAL INCORPORATED+                               19,865

                                                                         897,310
                                                                    ------------

FINANCIAL SERVICES - 0.02%
   4,798  JANUS CAPITAL GROUP INCORPORATED                                65,925
                                                                    ------------

FOOD & KINDRED PRODUCTS - 2.30%
   8,526  ANHEUSER-BUSCH COMPANIES INCORPORATED                          450,173
  10,446  ARCHER-DANIELS-MIDLAND COMPANY                                 166,823
   9,917  CADBURY SCHWEPPES PLC ADR                                      323,790
   4,110  CAMPBELL SOUP COMPANY                                          106,696
  25,595  COCA COLA COMPANY                                            1,144,352
   3,950  COCA COLA ENTERPRISES INCORPORATED                              81,568
  53,730  COMPASS GROUP PLC                                              300,361
   6,797  CONAGRA FOODS INCORPORATED                                     178,081
   4,535  DEL MONTE FOODS COMPANY+                                        47,844
   7,673  DIAGEO PLC ADR                                                 383,266
   2,570  FLOWERS FOODS INCORPORATED                                      64,944
   3,808  GENERAL MILLS INCORPORATED                                     179,928

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   1,496  HANSEN NATURAL CORPORATION+                               $     35,515
   4,164  HERCULES INCORPORATED+                                          57,130
   2,161  HERSHEY FOODS CORPORATION                                      104,333
   4,386  HJ HEINZ COMPANY                                               166,273
   2,205  HORMEL FOODS CORPORATION                                        58,874
   1,632  JM SMUCKER COMPANY                                              75,039
   2,963  KELLOGG COMPANY                                                124,387
  44,472  KIRIN BREWERY COMPANY LIMITED                                  404,695
   2,868  KRAFT FOODS INCORPORATED CLASS A                                89,711
   2,404  MCCORMICK & COMPANY INCORPORATED                                80,654
  14,433  NESTLE SA ADR                                                  852,231
   3,369  PEPSI BOTTLING GROUP INCORPORATED                               90,256
   3,040  PEPSIAMERICAS INCORPORATED                                      60,314
  20,200  PEPSICO INCORPORATED                                         1,010,000
  10,175  SARA LEE CORPORATION                                           225,173
   3,500  TYSON FOODS INCORPORATED CLASS A                                57,680
   1,826  WM WRIGLEY JR COMPANY                                          113,267

                                                                       7,033,358
                                                                    ------------

FOOD STORES - 0.57%
   4,605  ALBERTSON'S INCORPORATED                                       113,191
  11,773  COLES MYER LIMITED ADR                                         594,536
  25,041  KONINKLIJKE AHOLD NV ADR+                                      157,257
   9,207  KROGER COMPANY+                                                152,192
   5,398  STARBUCKS CORPORATION+                                         233,410
  28,272  TESCO PLC ADR                                                  405,862
     873  WHOLE FOODS MARKET INCORPORATED                                 67,858
   3,781  WINN-DIXIE STORES INCORPORATED+                                 15,767

                                                                       1,740,073
                                                                    ------------

FORESTRY - 0.06%
   2,994  WEYERHAEUSER COMPANY                                           187,155
                                                                    ------------

FURNITURE & FIXTURES - 0.16%
   1,320  ETHAN ALLEN INTERIORS INCORPORATED                              47,177
   1,828  HERMAN MILLER INCORPORATED                                      46,047
   1,191  HILLENBRAND INDUSTRIES INCORPORATED                             67,006
   1,696  HNI CORPORATION                                                 66,483
   1,905  HOOKER FURNITURE CORPORATION                                    50,521
   3,846  LEGGETT & PLATT INCORPORATED                                   103,419
   4,300  NEWELL RUBBERMAID INCORPORATED                                  92,579
   1,591  SELECT COMFORT CORPORATION+                                     25,265

                                                                         498,497
                                                                    ------------

GENERAL MERCHANDISE STORES - 0.49%
   1,931  BJ'S WHOLESALE CLUB INCORPORATED+                               48,893
   5,211  DOLLAR GENERAL CORPORATION                                     102,657
   2,763  FAMILY DOLLAR STORES INCORPORATED                               73,081
   2,546  FEDERATED DEPARTMENT STORES
            INCORPORATED                                                 110,496
   2,687  FOOT LOCKER INCORPORATED                                        60,108
   1,884  FRED'S INCORPORATED                                             26,207
   3,115  JC PENNEY COMPANY INCORPORATED                                 119,367
     620  KMART HOLDING CORPORATION+                                      47,504
   4,264  MAY DEPARTMENT STORES COMPANY                                  104,511
   2,484  SAKS INCORPORATED+                                              29,510
   3,243  SEARS ROEBUCK & COMPANY                                        124,142
  11,227  TARGET CORPORATION                                             500,500
   7,396  TJX COMPANIES INCORPORATED                                     156,499

                                                                       1,503,475
                                                                    ------------

HEALTH SERVICES - 0.49%
   4,380  BIOGEN IDEC INCORPORATED+                                      259,865
   6,061  CAREMARK RX INCORPORATED+                                      173,951
   1,598  CORVEL CORPORATION+                                             45,064
   1,816  DAVITA INCORPORATED+                                            55,043
   3,815  FIRST HEALTH GROUP CORPORATION+                                 58,179
   6,010  HCA INCORPORATED                                               233,248
   4,186  HEALTH MANAGEMENT ASSOCIATION
            INCORPORATED CLASS A                                          80,036
   2,915  HUMAN GENOME SCIENCES INCORPORATED+                             31,394
   2,239  IMMUNOMEDICS INCORPORATED+                                       6,292
   2,280  LABORATORY CORPORATION OF AMERICA
            HOLDINGS+                                                     94,825
   1,931  LINCARE HOLDINGS INCORPORATED+                                  62,062
   2,171  MANOR CARE INCORPORATED                                         66,585
   1,417  NEIGHBORCARE INCORPORATED+                                      35,978
     730  PEDIATRIX MEDICAL GROUP INCORPORATED+                           51,173
   1,785  RENAL CARE GROUP INCORPORATED+                                  56,531
   3,017  SELECT MEDICAL CORPORATION                                      40,066
   6,991  TENET HEALTHCARE CORPORATION+                                   72,846
   1,227  UNITED SURGICAL PARTNERS INTERNATIONAL
            INCORPORATED+                                                 44,307
     811  UNIVERSAL HEALTH SERVICES CLASS B                               36,535

                                                                       1,503,980
                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.35%
   1,540  4KIDS ENTERTAINMENT INCORPORATED+                               26,842
   4,975  ACADIA REALTY TRUST                                             72,884
   1,456  ALEXANDRIA REAL ESTATE EQUITIES
            INCORPORATED                                                  94,349
   3,147  APARTMENT INVESTMENT & MANAGEMENT
            COMPANY CLASS A                                              111,718
   4,368  ARCHSTONE-SMITH TRUST                                          136,500
   2,036  AVALONBAY COMMUNITIES INCORPORATED                             122,974
   3,637  BEDFORD PROPERTY INVESTORS                                     112,383
   2,653  CAPITAL TRUST INCORPORATED NY CLASS A                           71,498
   5,092  CEDAR SHOPPING CENTERS INCORPORATED                             68,997
   2,515  COMMUNITY FIRST BANKSHARES
            INCORPORATED                                                  80,908
   2,873  CORPORATE OFFICE PROPERTIES TRUST
            SBI MD                                                        75,991
   2,284  CORRECTIONAL PROPERTIES TRUST                                   61,097
   5,140  DUKE REALTY CORPORATION                                        174,760
   2,493  ENTERTAINMENT PROPERTIES TRUST                                  93,114
   5,779  EQUITY OFFICE PROPERTIES TRUST                                 165,048
   4,309  EQUITY RESIDENTIAL                                             139,569
   4,170  FELCOR LODGING TRUST INCORPORATED+                              48,831
   1,548  HEADWATERS INCORPORATED+                                        47,384
   3,604  HERITAGE PROPERTY INVESTMENT TRUST                             104,732
   7,207  HOST MARRIOTT CORPORATION+                                      96,213
   2,921  IMPAC MORTGAGE HOLDINGS INCORPORATED                            75,391
   3,368  ISTAR FINANCIAL INCORPORATED                                   135,528
   2,619  KILROY REALTY CORPORATION                                       99,129
   5,168  KRAMONT REALTY TRUST                                            95,505

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
   2,338  LASALLE HOTEL PROPERTIES                                  $     66,025
   2,331  MID-AMERICA APARTMENT COMMUNITIES
            INCORPORATED                                                  92,424
  51,986  MITSUBISHI TOKYO FINANCIAL GROUP
            INCORPORATED ADR                                             470,993
   2,578  NATIONAL HEALTH INVESTORS INCORPORATED                          74,350
   1,854  PARKWAY PROPERTIES INCORPORATED                                 87,602
   3,091  PENNSYLVANIA REAL ESTATE INVESTMENT
            TRUST                                                        118,262
   4,597  PLUM CREEK TIMBER COMPANY                                      151,885
   3,569  RAIT INVESTMENT TRUST                                           96,006
   3,122  RAMCO-GERSHENSON PROPERTIES                                     84,356
   2,340  SAUL CENTERS INCORPORATED                                       77,805
   2,428  SIMON PROPERTY GROUP INCORPORATED                              135,847
   2,385  SOVRAN SELF STORAGE INCORPORATED                                94,565
   2,539  TANGER FACTORY OUTLET CENTERS
            INCORPORATED                                                 111,970
   2,348  VORNADO REALTY TRUST                                           147,360

                                                                       4,120,795
                                                                    ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.16%
   4,519  BED BATH & BEYOND INCORPORATED+                                169,101
   3,573  BEST BUY COMPANY INCORPORATED                                  166,216
   3,592  CIRCUIT CITY STORES INCORPORATED                                46,588
   2,101  PIER 1 IMPORTS INCORPORATED                                     36,453
   2,878  RADIO SHACK CORPORATION                                         77,533

                                                                         495,891
                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.26%
  15,407  ACCOR SA ADR                                                   324,864
   3,478  EMPIRE RESORTS INCORPORATED+                                    30,607
   6,285  HILTON HOTELS CORPORATION                                      112,187
   1,151  MANDALAY RESORT GROUP                                           78,084
   2,752  MARRIOTT INTERNATIONAL INCORPORATED
            CLASS A                                                      130,582
   2,991  STARWOOD HOTELS & RESORTS
            WORLDWIDE INCORPORATED                                       132,202

                                                                         808,526
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.95%
   9,257  3M COMPANY                                                     762,407
   1,673  AGCO CORPORATION+                                               33,443
   3,031  AMERICAN STANDARD COMPANIES
            INCORPORATED+                                                113,996
   5,373  APPLE COMPUTER INCORPORATED+                                   185,315
  21,159  APPLIED MATERIALS INCORPORATED+                                336,216
   3,406  BAKER HUGHES INCORPORATED                                      133,958
   1,810  BHA GROUP HOLDINGS INCORPORATED                                 68,780
   1,423  BLACK & DECKER CORPORATION                                      98,087
   1,209  BLACK BOX CORPORATION                                           43,814
   4,499  BROCADE COMMUNICATIONS SYSTEMS
            INCORPORATED+                                                 22,180
   1,904  BROOKS AUTOMATION INCORPORATED+                                 23,667
   4,197  CATERPILLAR INCORPORATED                                       305,122
   1,089  CDW CORPORATION                                                 63,706
  83,513  CISCO SYSTEMS INCORPORATED+                                  1,566,704
     988  COOPER CAMERON CORPORATION+                                     50,319
   3,094  DEERE & COMPANY                                                195,757
  31,100  DELL INCORPORATED+                                           1,083,524
   1,367  DIEBOLD INCORPORATED                                            66,833
   3,176  DOVER CORPORATION                                              119,830
  30,964  EMC CORPORATION+                                               333,482
   2,515  EMULEX CORPORATION+                                             26,684
     739  EQUINIX INCORPORATED+                                           23,493
   2,448  FLOWSERVE CORPORATION+                                          56,157
   2,605  FMC TECHNOLOGIES INCORPORATED+                                  80,026
   8,015  GATEWAY INCORPORATED+                                           35,186
   3,532  GRANT PRIDECO INCORPORATED+                                     64,530
   2,462  HITACHI LIMITED ADR                                            155,278
   7,409  JUNIPER NETWORKS INCORPORATED+                                 169,592
   9,421  KOMATSU LIMITED ADR                                            230,407
   2,263  LAM RESEARCH CORPORATION+                                       48,768
   1,674  LEXMARK INTERNATIONAL INCORPORATED+                            148,065
   2,986  LINDSAY MANUFACTURING COMPANY                                   74,531
  32,405  MAKITA CORPORATION                                             483,159
  29,805  NEC CORPORATION ADR                                            191,348
   1,740  NORDSON CORPORATION                                             59,665
   3,283  PALL CORPORATION                                                79,974
   1,121  PALMONE INCORPORATED+                                           36,601
   1,920  PARKER HANNIFIN CORPORATION                                    104,390
   2,895  PITNEY BOWES INCORPORATED                                      126,106
   2,570  SANDISK CORPORATION+                                            60,009
   6,973  SIEMENS AG                                                     481,486
   1,609  SMITH INTERNATIONAL INCORPORATED+                               91,681
   1,523  SPX CORPORATION                                                 55,574
   1,808  STANLEY WORKS                                                   78,214
   2,164  STORAGE TECHNOLOGY CORPORATION+                                 52,477
   4,655  SYMBOL TECHNOLOGIES INCORPORATED                                60,049
   1,715  TENNANT COMPANY                                                 69,029
   1,531  TEREX CORPORATION+                                              55,315
     856  TORO COMPANY                                                    55,786
   1,248  TRANSACT TECHNOLOGIES INCORPORATED+                             22,214
   2,308  VARIAN MEDICAL SYSTEMS INCORPORATED+                            76,510
     993  ZEBRA TECHNOLOGIES CORPORATION
            CLASS A+                                                      56,750

                                                                       9,016,194
                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
   4,757  AON CORPORATION                                                123,444
   3,035  HUMANA INCORPORATED+                                            57,665
   2,019  JEFFERSON-PILOT CORPORATION                                     96,710
   1,433  LABONE INCORPORATED+                                            41,887
   6,539  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                                 292,228
   3,736  MEDCO HEALTH SOLUTIONS INCORPORATED+                           116,675
   5,097  METLIFE INCORPORATED                                           189,863
   1,482  NATIONAL FINANCIAL PARTNERS CORPORATION                         50,981
   4,111  UNUMPROVIDENT CORPORATION                                       66,516

                                                                       1,035,969
                                                                    ------------

INSURANCE CARRIERS - 2.88%
  11,036  AEGON NV                                                       118,527
   1,959  AETNA INCORPORATED                                             181,501
   6,474  AFLAC INCORPORATED                                             259,607

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
  21,253  ALLIANZ AG ADR                                            $    205,942
   1,676  ALLMERICA FINANCIAL CORPORATION+                                48,604
   8,301  ALLSTATE CORPORATION                                           391,890
   1,474  AMBAC FINANCIAL GROUP INCORPORATED                             111,287
  27,867  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                               1,985,245
   1,956  AMERICAN MEDICAL SECURITY GROUP
            INCORPORATED+                                                 44,088
     711  AMERICAN NATIONAL INSURANCE COMPANY                             67,545
   1,829  ANTHEM INCORPORATED+                                           148,588
  13,399  AXA ADR                                                        275,349
   2,349  CHUBB CORPORATION                                              159,756
   1,766  CIGNA CORPORATION                                              117,545
   2,607  CINCINNATI FINANCIAL CORPORATION                               105,192
   1,433  CNA FINANCIAL CORPORATION+                                      34,535
   2,862  FIDELITY NATIONAL FINANCIAL INCORPORATED                       107,754
   1,925  GENWORTH FINANCIAL INCORPORATED+                                43,755
   3,746  HARTFORD FINANCIAL SERVICES GROUP
            INCORPORATED                                                 229,105
   2,389  HEALTH NET INCORPORATED+                                        61,971
  17,324  ING GROEP NV ADR                                               423,399
   2,333  LINCOLN NATIONAL CORPORATION                                   105,685
   2,291  LOEWS CORPORATION                                              130,129
   2,136  MBIA INCORPORATED                                              122,329
   1,504  MGIC INVESTMENT CORPORATION                                    102,678
   4,902  MILLEA HOLDINGS INCORPORATED                                   337,165
   3,259  OLD REPUBLIC INTERNATIONAL CORPORATION                          76,749
   1,542  PACIFICARE HEALTH SYSTEMS INCORPORATED+                         50,285
   1,187  PHILADELPHIA CONSOLIDATED HOLDING
            CORPORATION+                                                  63,220
   1,726  PMI GROUP INCORPORATED                                          71,681
   4,084  PRINCIPAL FINANCIAL GROUP INCORPORATED                         141,756
   2,924  PROGRESSIVE CORPORATION                                        234,797
   1,848  PROTECTIVE LIFE CORPORATION                                     72,312
   6,305  PRUDENTIAL FINANCIAL INCORPORATED                              291,165
   1,791  RADIAN GROUP INCORPORATED                                       79,341
   2,072  SAFECO CORPORATION                                              99,808
   8,474  ST PAUL COMPANIES INCORPORATED                                 293,963
     772  STANCORP FINANCIAL GROUP INCORPORATED                           55,970
   3,260  SWISS REINSURANCE COMPANY ADR                                  184,332
   1,683  TORCHMARK CORPORATION                                           86,641
   8,251  UNITEDHEALTH GROUP INCORPORATED                                545,639
   1,683  UNITRIN INCORPORATED                                            70,602
   2,043  WELLPOINT HEALTH NETWORKS
            INCORPORATED+                                                200,582
  19,260  ZURICH FINANCIAL SERVICES AG ADR+                              268,459

                                                                       8,806,473
                                                                    ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
   1,270  CORRECTIONS CORPORATION OF AMERICA+                             43,993
   2,161  GEO GROUP INCORPORATED+                                         42,139

                                                                          86,132
                                                                    ------------

LEATHER & LEATHER PRODUCTS - 0.04%
   2,968  COACH INCORPORATED+                                            125,101
                                                                    ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.06%
   4,136  GEORGIA-PACIFIC CORPORATION                                    140,541
   1,254  SKYLINE CORPORATION                                             47,903

                                                                         188,444
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 1.86%
   1,411  ADVANCED MEDICAL OPTICS INCORPORATED+                           52,517
     951  ADVANCED NEUROMODULATION SYSTEMS
            INCORPORATED+                                                 27,883
  14,044  ADVANTEST CORPORATION ADR                                      223,580
   6,623  AGILENT TECHNOLOGIES INCORPORATED+                             135,771
   2,204  ALIGN TECHNOLOGY INCORPORATED+                                  33,765
   1,739  ALLERGAN INCORPORATED                                          129,816
   3,650  APPLERA CORPORATION-APPLIED
            BIOSYSTEMS GROUP                                              69,496
   1,198  BAUSCH & LOMB INCORPORATED                                      79,008
   8,164  BAXTER INTERNATIONAL INCORPORATED                              249,329
   1,187  BECKMAN COULTER INCORPORATED                                    66,223
   3,371  BECTON DICKINSON & COMPANY                                     162,213
   3,702  BIOMET INCORPORATED                                            168,996
   8,692  BOSTON SCIENTIFIC CORPORATION+                                 310,565
   1,846  C.R. BARD INCORPORATED                                         103,561
   2,839  CREDENCE SYSTEMS CORPORATION+                                   18,936
   3,177  DANAHER CORPORATION                                            163,361
   1,592  DENTSPLY INTERNATIONAL INCORPORATED                             81,112
   4,414  EASTMAN KODAK COMPANY                                          130,566
   1,036  FARO TECHNOLOGIES INCORPORATED+                                 21,311
   1,486  FISHER SCIENTIFIC INTERNATIONAL
            INCORPORATED+                                                 84,657
   7,160  FUJI PHOTO FILM COMPANY LIMITED ADR                            226,392
   4,008  GUIDANT CORPORATION                                            239,678
  14,700  MEDTRONIC INCORPORATED                                         731,325
   1,666  MENTOR CORPORATION                                              58,610
   1,031  MILLIPORE CORPORATION+                                          51,859
   2,035  NEWPORT CORPORATION+                                            25,438
   1,401  OCULAR SCIENCES INCORPORATED+                                   61,084
   9,366  OLYMPUS CORPORATION ADR                                        177,514
   3,365  PERKINELMER INCORPORATED                                        58,820
   1,071  POSSIS MEDICAL INCORPORATED+                                    18,743
   5,271  RAYTHEON COMPANY                                               183,062
   1,037  RESMED INCORPORATED+                                            49,537
   2,067  RICOH COMPANY LIMITED ADR                                      202,472
   2,922  ROCKWELL AUTOMATION INCORPORATED                               113,958
   2,395  ST. JUDE MEDICAL INCORPORATED+                                 161,064
   4,032  STRYKER CORPORATION                                            182,650
   1,271  TECHNE CORPORATION+                                             49,239
   2,036  TEKTRONIX INCORPORATED                                          58,169
   3,003  TERADYNE INCORPORATED+                                          38,649
   2,895  THERMO ELECTRON CORPORATION+                                    76,052
   7,067  THERMOGENESIS+                                                  27,703
   1,711  TRIMBLE NAVIGATION LIMITED+                                     47,121
   1,537  VISX INCORPORATED+                                              31,170
   2,053  WATERS CORPORATION+                                             88,915
   1,371  WRIGHT MEDICAL GROUP INCORPORATED+                              37,017

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)
  11,296  XEROX CORPORATION+                                        $    151,705
   3,184  ZIMMER HOLDINGS INCORPORATED+                                  227,019

                                                                       5,687,631
                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
   1,848  WILSON GREATBATCH TECHNOLOGIES
            INCORPORATED+                                                 30,270
                                                                    ------------

METAL MINING - 0.27%
   2,380  FREEPORT-MCMORAN COPPER &
            GOLD INCORPORATED CLASS B                                     89,560
   5,680  NEWMONT MINING CORPORATION                                     252,135
   1,453  PHELPS DODGE CORPORATION                                       118,507
   3,254  RIO TINTO PLC ADR                                              330,541
     982  SOUTHERN PERU COPPER CORPORATION                                43,699

                                                                         834,442
                                                                    ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
   2,170  VULCAN MATERIALS COMPANY                                       103,444
                                                                    ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.14%
   3,121  CALLAWAY GOLF COMPANY                                           37,733
   2,103  EATON CORPORATION                                              126,916
   4,367  HASBRO INCORPORATED                                             80,920
  37,863  HEWLETT-PACKARD COMPANY                                        677,369
   1,353  ITT INDUSTRIES INCORPORATED                                    107,022
   2,007  JAKKS PACIFIC INCORPORATED+                                     39,297
  35,477  JOHNSON & JOHNSON                                            2,061,214
   5,689  MATTEL INCORPORATED                                             91,536
   1,304  RC2 CORPORATION+                                                41,219
   2,787  RUSS BERRIE AND COMPANY INCORPORATED                            53,789
   1,343  STEINWAY MUSICAL INSTRUMENTS+                                   38,155
   2,447  TIFFANY & COMPANY                                               75,735
   1,969  YANKEE CANDLE COMPANY INCORPORATED+                             53,380

                                                                       3,484,285
                                                                    ------------

MISCELLANEOUS RETAIL - 1.13%
   3,831  AMAZON.COM INCORPORATED+                                       146,114
   2,007  BLAIR CORPORATION                                               56,196
   1,560  CASH AMERICA INTERNATIONAL INCORPORATED                         36,098
   5,837  COSTCO WHOLESALE CORPORATION                                   240,309
   5,279  CVS CORPORATION                                                211,160
   2,364  DOLLAR TREE STORES INCORPORATED+                                55,578
   1,249  EXPRESS SCRIPTS INCORPORATED+                                   78,937
   1,261  MICHAELS STORES INCORPORATED                                    72,293
   5,826  OFFICE DEPOT INCORPORATED+                                      93,274
   2,462  PETSMART INCORPORATED                                           69,084
   6,530  RITE AID CORPORATION+                                           28,732
   7,076  STAPLES INCORPORATED                                           202,940
   3,526  TOYS R US INCORPORATED+                                         57,262
  30,397  WAL-MART STORES INCORPORATED                                 1,601,010
  12,875  WALGREEN COMPANY                                               469,294
   1,025  WORLD FUEL SERVICES CORPORATION                                 36,060

                                                                       3,454,341
                                                                    ------------

MISCELLANEOUS SERVICES - 0.09%
  15,344  ADECCO SA ADR                                                  179,371
   1,511  D&B CORPORATION+                                                83,317

                                                                         262,688
                                                                    ------------

MOTION PICTURES - 0.62%
  32,131  LIBERTY MEDIA CORPORATION CLASS A+                             286,287
   1,833  MACROVISION CORPORATION+                                        43,350
   4,082  NEWS CORPORATION LIMITED ADR
            PREFERRED                                                    121,439
  54,113  TIME WARNER INCORPORATED+                                      884,748
  25,290  WALT DISNEY COMPANY                                            567,761

                                                                       1,903,585
                                                                    ------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.24%
   1,865  ARKANSAS BEST CORPORATION                                       64,249
   1,279  CNF INCORPORATED                                                52,465
   1,478  FORWARD AIR CORPORATION+                                        53,696
   1,139  LANDSTAR SYSTEM INCORPORATED+                                   59,775
   6,764  UNITED PARCEL SERVICE INCORPORATED
            CLASS B                                                      494,110

                                                                         724,295
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.34%
  13,296  AMERICAN EXPRESS COMPANY                                       665,066
   2,695  AMERICREDIT CORPORATION+                                        56,352
   1,753  APOLLO INVESTMENT CORPORATION+                                  24,595
   3,065  CAPITAL ONE FINANCIAL CORPORATION                              207,684
   3,074  CIT GROUP INCORPORATED                                         109,865
   6,842  COUNTRYWIDE FINANCIAL CORPORATION                              243,233
   1,952  DORAL FINANCIAL CORPORATION                                     79,388
  11,702  FANNIE MAE                                                     871,214
   1,462  FINANCIAL FEDERAL CORPORATION+                                  48,626
   8,348  FREDDIE MAC                                                    560,318
  14,393  MBNA CORPORATION                                               347,447
   2,023  METRIS COMPANIES INCORPORATED+                                  16,548
   1,001  NEW CENTURY FINANCIAL CORPORATION                               53,694
   7,801  ORIX CORPORATION ADR                                           400,191
   5,862  PROVIDIAN FINANCIAL CORPORATION+                                84,647
   1,890  SAXON CAPITAL INCORPORATED+                                     47,533
   5,666  SLM CORPORATION                                                221,087
     350  STUDENT LOAN CORPORATION                                        50,313
   1,296  WORLD ACCEPTANCE CORPORATION+                                   28,940

                                                                       4,116,741
                                                                    ------------

OIL & GAS EXTRACTION - 1.82%
   3,298  ANADARKO PETROLEUM CORPORATION                                 195,308
   4,451  APACHE CORPORATION                                             198,915
  27,280  BHP BILLITON LIMITED ADR                                       510,409
   2,132  BJ SERVICES COMPANY                                            102,443
   5,498  BURLINGTON RESOURCES INCORPORATED                              199,193
   1,632  CABOT OIL AND GAS CORPORATION                                   65,949
   2,114  CAL DIVE INTERNATIONAL INCORPORATED+                            63,145
   1,573  CHENIERE ENERGY INCORPORATED+                                   27,197
   2,538  CIMAREX ENERGY COMPANY+                                         75,962
   3,414  DENBURY RESOURCES INCORPORATED+                                 74,767

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - (CONTINUED)
   3,272  DEVON ENERGY CORPORATION                                  $    212,058
   1,598  DIAMOND OFFSHORE DRILLING INCORPORATED                          40,621
   2,584  ENCORE ACQUISITION COMPANY+                                     72,094
   5,332  ENI SPA ADR                                                    548,556
   2,487  ENSCO INTERNATIONAL INCORPORATED                                72,521
   1,898  EOG RESOURCES INCORPORATED                                     109,647
   4,058  FX ENERGY INCORPORATED+                                         35,183
   5,937  HALLIBURTON COMPANY                                            173,182
   3,616  HANOVER COMPRESSOR COMPANY+                                     41,692
   1,709  KERR-MCGEE CORPORATION                                          90,201
   1,333  NOBLE ENERGY INCORPORATED                                       68,623
   5,230  OCCIDENTAL PETROLEUM CORPORATION                               270,129
   2,177  PIONEER NATURAL RESOURCES                                       72,821
   2,413  PRIDE INTERNATIONAL INCORPORATED+                               44,303
  14,795  REPSOL YPF SA ADR                                              306,848
   2,002  ROWAN COMPANIES INCORPORATED+                                   48,689
   1,577  SEACOR SMIT INCORPORATED+                                       68,079
   9,052  SHELL TRANSPORT & TRADING
            COMPANY PLC ADR                                              401,004
   1,329  SPINNAKER EXPLORATION COMPANY+                                  45,372
   1,907  ST. MARY LAND & EXPLORATION COMPANY                             66,535
   1,280  TIDEWATER INCORPORATED                                          37,350
   8,776  TOTAL SA ADR                                                   859,960
   2,205  UNIT CORPORATION+                                               69,237
   3,701  UNOCAL CORPORATION                                             138,195
   2,134  VARCO INTERNATIONAL INCORPORATED+                               51,814
   3,873  XTO ENERGY INCORPORATED                                        108,599

                                                                       5,566,601
                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.47%
   1,855  BOISE CASCADE CORPORATION                                       58,043
   1,592  BOWATER INCORPORATED                                            57,201
   1,655  GREIF INCORPORATED CLASS A                                      64,545
   6,055  INTERNATIONAL PAPER COMPANY                                    242,321
   5,716  KIMBERLY-CLARK CORPORATION                                     381,257
   3,675  MEADWESTVACO CORPORATION                                       110,801
   2,876  POPE & TALBOT INCORPORATED                                      53,005
  12,908  STORA ENSO OYJ                                                 173,871
     934  TEMPLE-INLAND INCORPORATED                                      63,773
  11,915  UPM-KYMMENE OYJ ADR                                            229,840

                                                                       1,434,657

                                                                    ------------

PERSONAL SERVICES - 0.13%
   2,523  CINTAS CORPORATION                                             103,468
   1,700  G & K SERVICES INCORPORATED CLASS A                             61,897
   2,283  H & R BLOCK INCORPORATED                                       110,178
   1,836  REGIS CORPORATION                                               75,147
   1,518  UNIFIRST CORPORATION                                            43,612

                                                                         394,302
                                                                    ------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 2.65%
   1,356  AMERADA HESS CORPORATION                                       109,158
   1,422  ASHLAND INCORPORATED                                            73,133
  22,528  BP PLC ADR                                                   1,209,754
  12,657  CHEVRONTEXACO CORPORATION                                    1,234,058
   8,243  CONOCOPHILLIPS                                                 613,526
  79,040  EXXON MOBIL CORPORATION                                      3,643,744
   2,394  FRONTIER OIL CORPORATION                                        48,885
   4,762  MARATHON OIL CORPORATION                                       172,718
   1,175  MURPHY OIL CORPORATION                                          88,724
  12,242  ROYAL DUTCH PETROLEUM COMPANY                                  620,547
   1,220  SUNOCO INCORPORATED                                             75,030
   1,841  TESORO PETROLEUM CORPORATION+                                   43,595
   1,789  VALERO ENERGY CORPORATION                                      118,128
   1,744  WD-40 COMPANY                                                   49,844

                                                                       8,100,844
                                                                    ------------

PRIMARY METAL INDUSTRIES - 0.53%
  11,567  ALCOA INCORPORATED                                             374,539
   2,360  ALLEGHENY TECHNOLOGIES INCORPORATED                             44,392
   1,211  CARPENTER TECHNOLOGY CORPORATION                                53,647
   2,150  COMMSCOPE INCORPORATED+                                         42,720
   2,773  ENGELHARD CORPORATION                                           78,393
   8,997  JOHNSON MATTHEY PLC ADR                                        293,760
  13,140  KUBOTA CORPORATION ADR                                         333,099
   1,474  LONE STAR TECHNOLOGIES INCORPORATED+                            45,281
   1,841  MAVERICK TUBE CORPORATION+                                      54,530
   1,283  NUCOR CORPORATION                                              100,446
   1,228  PRECISION CASTPARTS CORPORATION                                 67,651
   1,796  STEEL DYNAMICS INCORPORATED                                     56,323
   2,337  UNITED STATES STEEL CORPORATION                                 86,259

                                                                       1,631,040
                                                                    ------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 0.98%
   2,501  BELO CORPORATION CLASS A                                        57,373
   1,207  CONSOLIDATED GRAPHICS INCORPORATED+                             49,306
   1,822  DOW JONES & COMPANY INCORPORATED                                74,793
   3,221  GANNETT COMPANY INCORPORATED                                   272,819
   1,284  KNIGHT-RIDDER INCORPORATED                                      82,728
   2,407  MCGRAW-HILL COMPANIES INCORPORATED                             182,282
   2,356  NEW YORK TIMES COMPANY CLASS A                                  95,701
   6,933  NEWS CORPORATION LIMITED ADR                                   216,656
  17,996  PEARSON PLC                                                    202,815
   1,582  PULITZER INCORPORATED                                           77,043
   3,818  READERS DIGEST ASSOCIATION INCORPORATED                         54,292
   7,491  REED ELSEVIER NV ADR                                           193,043
   1,983  REYNOLDS & REYNOLDS COMPANY CLASS A                             48,722
   3,632  RR DONNELLEY & SONS COMPANY                                    111,611
   6,461  TOPPAN PRINTING COMPANY LIMITED ADR                            334,397
   3,773  TRIBUNE COMPANY                                                157,523
   2,296  VALASSIS COMMUNICATIONS INCORPORATED+                           64,885
  19,354  VIACOM INCORPORATED CLASS B                                    644,682
      87  WASHINGTON POST COMPANY CLASS B                                 75,560

                                                                       2,996,231
                                                                    ------------

RAILROAD TRANSPORTATION - 0.19%
   4,233  BURLINGTON NORTHERN SANTA FE
            CORPORATION                                                  151,541
   2,960  CSX CORPORATION                                                 93,477
   2,523  KANSAS CITY SOUTHERN+                                           37,845
   5,105  NORFOLK SOUTHERN CORPORATION                                   144,982
   2,632  UNION PACIFIC CORPORATION                                      150,314

                                                                         578,159
                                                                    ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)

REAL ESTATE - 0.08%
   4,244  CATELLUS DEVELOPMENT CORPORATION                          $    115,734
   1,416  CONSOLIDATED-TOMOKA LAND CO                                     50,990
   2,025  JONES LANG LASALLE INCORPORATED+                                66,116

                                                                         232,840
                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.19%
   5,785  BRIDGESTONE CORPORATION                                        218,759
   4,639  GOODYEAR TIRE & RUBBER COMPANY+                                 50,936
   2,330  NIKE INCORPORATED CLASS B                                      175,473
   1,726  SEALED AIR CORPORATION+                                         84,781
   3,110  TUPPERWARE CORPORATION                                          53,088

                                                                         583,037
                                                                    ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.22%
   1,411  AG EDWARDS INCORPORATED                                         49,075
  12,217  AMVESCAP PLC ADR                                               129,378
   1,251  BEAR STEARNS COMPANIES INCORPORATED                            109,988
   1,677  BKF CAPITAL GROUP INCORPORATED                                  46,520
     825  BLACKROCK INCORPORATED                                          60,299
  18,015  CHARLES SCHWAB CORPORATION                                     170,242
     548  CHICAGO MERCANTILE EXCHANGE                                     72,955
  14,455  CREDIT SUISSE GROUP ADR+                                       451,863
   6,031  E*TRADE FINANCIAL CORPORATION+                                  71,045
   1,429  FEDERATED INVESTORS INCORPORATED CLASS B                        41,227
   2,385  FRANKLIN RESOURCES INCORPORATED                                127,049
   3,754  GOLDMAN SACHS GROUP INCORPORATED                               336,546
   3,730  KNIGHT TRADING GROUP INCORPORATED+                              33,794
     928  LEGG MASON INCORPORATED                                         74,871
   3,324  LEHMAN BROTHERS HOLDINGS INCORPORATED                          245,610
  11,418  MERRILL LYNCH & COMPANY INCORPORATED                           583,117
  13,123  MORGAN STANLEY                                                 665,730
  20,455  NOMURA HOLDINGS INCORPORATED ADR                               283,915
   1,038  PIPER JAFFRAY COMPANIES INCORPORATED+                           44,738
   1,572  STIFEL FINANCIAL CORPORATION+                                   42,931
   1,822  T ROWE PRICE GROUP INCORPORATED                                 90,244

                                                                       3,731,137
                                                                    ------------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.42%
   1,137  CABOT MICROELECTRONICS CORPORATION+                             37,964
  18,334  CORNING INCORPORATED+                                          185,540
   1,698  GENTEX CORPORATION                                              58,309
   8,358  HANSON PLC ADR                                                 286,429
  17,302  HOLCIM LIMITED ADR                                             462,893
  11,249  LAFARGE SA ADR                                                 243,541

                                                                       1,274,676
                                                                    ------------

TEXTILE MILL PRODUCTS - 0.04%
     880  MOHAWK INDUSTRIES INCORPORATED+                                 67,689
   1,132  OXFORD INDUSTRIES INCORPORATED                                  45,801

                                                                         113,490
                                                                    ------------

TOBACCO PRODUCTS - 0.69%
  24,643  ALTRIA GROUP INCORPORATED                                    1,206,275
   8,918  BRITISH AMERICAN TOBACCO PLC ADR                               269,859
   1,128  REYNOLDS AMERICAN INCORPORATED                                  85,164
   3,636  SWEDISH MATCH AB ADR                                           366,331
   1,126  UNIVERSAL CORPORATION                                           50,816
   2,445  UST INCORPORATED                                                98,093
   3,049  VECTOR GROUP LTD                                                51,040

                                                                       2,127,578
                                                                    ------------

TRANSPORTATION BY AIR - 0.34%
   3,666  AMR CORPORATION+                                                32,774
  25,445  BAA PLC ADR                                                    254,048
   5,889  DELTA AIR LINES INCORPORATED+                                   23,791
   3,725  FEDEX CORPORATION                                              305,413
  15,824  JAPAN AIRLINES SYSTEM ADR+                                     228,540
   3,582  NORTHWEST AIRLINES CORPORATION+                                 33,742
  11,112  SOUTHWEST AIRLINES COMPANY                                     164,680

                                                                       1,042,988
                                                                    ------------

TRANSPORTATION EQUIPMENT - 1.98%
   1,874  AUTOLIV INCORPORATED                                            79,176
  16,488  BAE SYSTEMS PLC ADR                                            237,882
  10,447  BOEING COMPANY                                                 545,542
   2,232  CLARCOR INCORPORATED                                            98,878
   8,162  DAIMLERCHRYSLER AG                                             340,927
   2,873  DANA CORPORATION                                                54,214
   9,033  DELPHI CORPORATION                                              82,742
   1,556  EXIDE TECHNOLOGIES+                                             24,678
  26,493  FIAT SPA ADR                                                   189,955
  22,630  FORD MOTOR COMPANY                                             319,309
   2,324  GENERAL DYNAMICS CORPORATION                                   226,915
   5,642  GENERAL MOTORS CORPORATION                                     233,071
   2,738  GENUINE PARTS COMPANY                                          103,798
   2,321  GOODRICH CORPORATION                                            73,715
   2,973  GREENBRIER COS INCORPORATED                                     62,582
   1,683  GROUP 1 AUTOMOTIVE INCORPORATED+                                46,232
   3,857  HARLEY-DAVIDSON INCORPORATED                                   235,354
   2,380  HEICO CORPORATION                                               38,818
  13,628  HONDA MOTOR COMPANY LIMITED ADR                                340,427
  10,887  HONEYWELL INTERNATIONAL INCORPORATED                           391,714
   2,725  JOHNSON CONTROLS INCORPORATED                                  153,418
   1,162  LEAR CORPORATION                                                62,609
   4,191  LOCKHEED MARTIN CORPORATION                                    225,392
   1,355  NAVISTAR INTERNATIONAL CORPORATION+                             48,482
   4,051  NORTHROP GRUMMAN CORPORATION                                   209,234
   2,788  PACCAR INCORPORATED                                            167,810
   2,011  TENNECO AUTOMOTIVE INCORPORATED+                                27,028
   1,984  TEXTRON INCORPORATED                                           125,964
   8,548  TOYOTA MOTOR CORPORATION ADR                                   676,916
   1,766  TRIUMPH GROUP INCORPORATED+                                     56,865
   6,156  UNITED TECHNOLOGIES CORPORATION                                578,110

                                                                       6,057,757
                                                                    ------------

TRANSPORTATION SERVICES - 0.07%
   2,054  EXPEDITORS INTERNATIONAL OF
            WASHINGTON INCORPORATED                                      100,194
   1,894  GATX CORPORATION                                                51,081
   2,471  SABRE HOLDINGS CORPORATION                                      56,833

                                                                         208,108
                                                                    ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - (CONTINUED)

WATER TRANSPORTATION - 0.04%
   2,437  ALEXANDER & BALDWIN INCORPORATED                        $      75,035
   1,732  KIRBY CORPORATION+                                             61,556

                                                                        136,591
                                                                  -------------

WHOLESALE TRADE NON-DURABLE
GOODS - 0.59%
   1,413  AMERISOURCE-BERGEN CORPORATION                                 76,443
   1,048  BROWN-FORMAN CORPORATION CLASS B                               49,770
   5,553  CARDINAL HEALTH INCORPORATED                                  250,996
   2,143  DEAN FOODS COMPANY+                                            79,441
   1,392  KENNETH COLE PRODUCTIONS
            INCORPORATED CLASS A                                         37,556
   3,818  MCKESSON CORPORATION                                          118,167
   5,867  SAFEWAY INCORPORATED+                                         118,513
   4,548  SMURFIT-STONE CONTAINER CORPORATION+                           80,682
   2,897  SUPERVALU INCORPORATED                                         76,365
   7,880  SYSCO CORPORATION                                             253,263
   1,157  TRACTOR SUPPLY COMPANY+                                        40,287
   5,356  UNILEVER NV                                                   321,681
   8,361  UNILEVER PLC ADR                                              291,297

                                                                      1,794,461
                                                                  -------------

WHOLESALE TRADE-DURABLE GOODS - 0.60%
   2,281  ARROW ELECTRONICS INCORPORATED+                                49,361
   2,270  AVNET INCORPORATED+                                            36,048
   2,700  CYTYC CORPORATION+                                             64,692
   3,012  INTAC INTERNATIONAL+                                           24,849
   2,007  KYOCERA CORPORATION ADR                                       147,234
  12,727  MITSUBISHI CORPORATION ADR                                    262,786
   1,995  MITSUI & COMPANY LIMITED ADR                                  321,993
  11,398  NISSAN MOTOR COMPANY LIMITED ADR                              248,476
   1,902  OMNICARE INCORPORATED                                          55,044
   1,528  PEP BOYS-MANNY, MOE & JACK                                     24,295
   1,260  SCP POOL CORPORATION                                           53,159
  62,072  SUMITOMO MITSUI FINANCIAL                                     373,866
   3,272  SYCAMORE NETWORKS INCORPORATED+                                12,466
   1,403  TECH DATA CORPORATION+                                         52,837
   3,264  VISTEON CORPORATION                                            30,453
   1,569  W.W. GRAINGER INCORPORATED                                     83,800

                                                                      1,841,359

                                                                  -------------

TOTAL COMMON STOCK
(COST $194,158,517)                                                 201,161,726
                                                                  -------------

                                INTEREST
                                RATE     MATURITY
PRINCIPAL   SECURITY NAME          %     DATE

US TREASURY SECURITIES - 33.20%

US TREASURY BONDS - 3.58%
$10,800,000 US TREASURY BOND    3.25     08/15/2007                  10,958,198
                                                                  -------------

US TREASURY NOTES - 29.62%
  4,040,000 US TREASURY NOTE    6.13     08/15/2007                   4,424,903
 13,940,000 US TREASURY NOTE    3.00     11/15/2007                  14,023,319
  1,740,000 US TREASURY NOTE    3.00     02/15/2008                   1,746,254
 11,505,000 US TREASURY NOTE    2.63     05/15/2008                  11,365,237
  1,195,000 US TREASURY NOTE    3.25     08/15/2008                   1,203,683
 10,495,000 US TREASURY NOTE    3.13     09/15/2008                  10,513,860
  4,980,000 US TREASURY NOTE    4.75     11/15/2008                   5,297,669
 14,780,000 US TREASURY NOTE    3.38     12/15/2008                  14,915,104
 14,780,000 US TREASURY NOTE    2.63     03/15/2009                  14,411,653
 11,000,000 US TREASURY NOTE    4.00     06/15/2009                  11,345,895
  1,270,000 US TREASURY NOTE    6.00     08/15/2009                   1,424,334

                                                                     90,671,911
                                                                  -------------

TOTAL US TREASURY SECURITIES
(COST $99,685,541)                                                  101,630,109
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 46.60%
            COLLATERAL FOR SECURITY LENDING                         142,618,524

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $142,618,524)                                         142,618,524
                                                                  -------------

SHORT-TERM INVESTMENTS - 0.74%

US TREASURY BILLS - 0.74%
     65,000 US TREASURY BILL^   1.29     09/02/2004                      64,998
    134,000 US TREASURY BILL^   1.31     09/02/2004                     133,995
    488,000 US TREASURY BILL^   1.32     09/02/2004                     487,982
  1,508,000 US TREASURY BILL^   1.33     09/02/2004                   1,507,944
     61,000 US TREASURY BILL^   1.33     09/02/2004                      60,998

                                                                      2,255,917
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $2,255,917)                                                     2,255,917
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $438,718,499)*                                 146.26%      $ 447,666,276

OTHER ASSETS AND LIABILITIES, NET                    (46.26)       (141,594,556)
                                                     ------       -------------

TOTAL NET ASSETS                                     100.00%      $ 306,071,720
                                                     ------       -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $942,544.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - 78.95%

AMUSEMENT & RECREATION SERVICES - 0.18%
   3,000  CAESARS ENTERTAINMENT INCORPORATED+                      $     46,350
   4,590  GAYLORD ENTERTAINMENT COMPANY+                                133,294
     985  HARRAH'S ENTERTAINMENT INCORPORATED                            47,467
   3,837  INTERNATIONAL GAME TECHNOLOGY                                 110,697

                                                                        337,808
                                                                   ------------

APPAREL & ACCESSORY STORES - 0.35%
   1,220  ABERCROMBIE & FITCH COMPANY CLASS A                            34,160
   2,972  CHICO'S FAS INCORPORATED+                                     121,555
   8,374  GAP INCORPORATED                                              156,929
   3,060  KOHL'S CORPORATION+                                           151,409
   3,662  LIMITED BRANDS                                                 73,533
   2,067  NORDSTROM INCORPORATED                                         76,747
   1,428  PAYLESS SHOESOURCE INCORPORATED+                               16,565
   2,048  ROSS STORES INCORPORATED                                       43,315

                                                                        674,213
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.40%
  11,409  BENETTON GROUP SPA ADR                                        250,998
   1,624  JONES APPAREL GROUP INCORPORATED                               57,960
   1,356  LIZ CLAIBORNE INCORPORATED                                     51,623
   1,079  VF CORPORATION                                                 53,238
   6,910  WACOAL CORPORATION ADR                                        346,122

                                                                        759,941
                                                                   ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.08%
   3,355  AUTONATION INCORPORATED+                                       55,156
     765  AUTOZONE INCORPORATED+                                         56,656
   1,709  CARMAX INCORPORATED+                                           33,462

                                                                        145,274
                                                                   ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.45%
   1,296  CENTEX CORPORATION                                             59,318
   2,728  D.R. HORTON INCORPORATED                                       84,404
     667  KB HOME                                                        45,870
   1,416  LENNAR CORPORATION CLASS A                                     64,853
   1,256  PULTE HOMES INCORPORATED                                       74,041
  32,439  SEKISUI HOUSE LIMITED                                         325,143
   8,215  VIVENDI UNIVERSAL SA ADR+                                     204,307

                                                                        857,936
                                                                   ------------

BUILDING MATERIALS, HARDWARE,
GARDEN SUPPLY & MOBILE HOME
DEALERS - 0.67%
   1,010  FASTENAL COMPANY                                               63,408
  21,376  HOME DEPOT INCORPORATED                                       781,507
   7,586  LOWE'S COMPANIES INCORPORATED                                 377,024
   1,547  SHERWIN-WILLIAMS COMPANY                                       63,891

                                                                      1,285,830
                                                                   ------------

BUSINESS SERVICES - 4.52%
   5,710  3COM CORPORATION+                                              25,752
   2,414  ADOBE SYSTEMS INCORPORATED                                    110,730
   1,247  AFFILIATED COMPUTER SERVICES
            INCORPORATED CLASS A+                                        67,750
   1,063  ARBITRON INCORPORATED+                                         41,202
   2,979  ARIBA INCORPORATED+                                            22,164
   2,042  AUTODESK INCORPORATED                                          90,685
   5,793  AUTOMATIC DATA PROCESSING INCORPORATED                        230,388
   4,589  BEA SYSTEMS INCORPORATED+                                      30,287
   3,575  BMC SOFTWARE INCORPORATED+                                     53,518
   3,007  CADENCE DESIGN SYSTEMS INCORPORATED+                           37,377
  10,156  CENDANT CORPORATION                                           219,674
   2,507  CERIDIAN CORPORATION+                                          46,354
   1,455  CERTEGY INCORPORATED                                           55,843
   1,157  CHOICEPOINT INCORPORATED+                                      48,883
   2,102  CITRIX SYSTEMS INCORPORATED+                                   33,443
   1,510  COGNEX CORPORATION                                             40,423
   5,652  COMPUTER ASSOCIATES INTERNATIONAL
            INCORPORATED                                                136,891
   2,170  COMPUTER SCIENCES CORPORATION+                                100,579
   5,073  COMPUWARE CORPORATION+                                         22,981
   2,193  CONVERGYS CORPORATION+                                         30,483
   3,051  CSK CORPORATION                                               129,484
     960  DELUXE CORPORATION                                             41,011
   3,854  DOUBLECLICK INCORPORATED+                                      20,234
     894  DST SYSTEMS INCORPORATED+                                      40,445
   5,211  EBAY INCORPORATED+                                            450,960
   4,002  ECHELON CORPORATION+                                           27,894
   3,061  EFUNDS CORPORATION+                                            45,456
   2,796  ELECTRONIC ARTS INCORPORATED+                                 139,185
   5,779  ELECTRONIC DATA SYSTEMS CORPORATION                           111,072
   1,624  ELECTRONICS FOR IMAGING INCORPORATED+                          32,285
   1,687  EQUIFAX INCORPORATED                                           41,163
   1,472  FAIR ISAAC CORPORATION                                         39,641
   3,967  FILENET CORPORATION+                                           77,912
   8,395  FIRST DATA CORPORATION                                        354,689
   2,248  FISERV INCORPORATED+                                           78,185
   3,159  IMS HEALTH INCORPORATED                                        73,699
       1  INFOSPACE INCORPORATED+                                            27
   9,048  INTERNET CAPITAL GROUP INCORPORATED+                           49,764
   4,512  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED+                                                47,602
   2,262  INTUIT INCORPORATED+                                           95,660
   2,733  KEANE INCORPORATED+                                            38,535
   1,546  MACROMEDIA INCORPORATED+                                       29,961
   1,271  MANPOWER INCORPORATED                                          53,674
   2,323  MCAFEE INCORPORATED+                                           45,949
   2,195  MENTOR GRAPHICS CORPORATION+                                   24,013
   1,154  MERCURY INTERACTIVE CORPORATION+                               39,825
  85,882  MICROSOFT CORPORATION                                       2,344,579
   1,704  MONSTER WORLDWIDE INCORPORATED+                                34,472
   3,916  MPS GROUP INCORPORATED+                                        34,970
   1,239  NCR CORPORATION+                                               54,727
   1,741  NDCHEALTH CORPORATION                                          23,904
   4,573  NOVELL INCORPORATED+                                           26,981
   1,920  OMNICOM GROUP INCORPORATED                                    132,115
  42,613  ORACLE CORPORATION+                                           424,852
   6,447  PARAMETRIC TECHNOLOGY CORPORATION+                             31,397
   3,477  PEOPLESOFT INCORPORATED+                                       60,500
   3,653  REALNETWORKS INCORPORATED+                                     18,155

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
   3,823  RED HAT INCORPORATED+                                    $     46,870
  12,266  RENTOKIL INITIAL PLC ADR                                      165,770
   3,338  REUTERS GROUP PLC ADR                                         115,461
   2,698  ROBERT HALF INTERNATIONAL INCORPORATED                         66,101
   1,592  RSA SECURITY INCORPORATED+                                     23,705
   6,301  SAP AG                                                        229,734
   5,243  SIEBEL SYSTEMS INCORPORATED+                                   39,899
  29,688  SUN MICROSYSTEMS INCORPORATED+                                114,002
   2,997  SUNGARD DATA SYSTEMS INCORPORATED+                             68,931
   1,721  SYBASE INCORPORATED+                                           22,941
   3,175  SYMANTEC CORPORATION+                                         152,273
   2,042  SYNOPSYS INCORPORATED+                                         32,590
   1,524  TOTAL SYSTEM SERVICES INCORPORATED                             33,894
   4,309  UNISYS CORPORATION+                                            43,262
   3,299  VERISIGN INCORPORATED+                                         57,271
   4,618  VERITAS SOFTWARE CORPORATION+                                  77,213
   1,817  VIAD CORPORATION                                               43,263
   2,691  WEBSENSE INCORPORATED+                                        103,200
   3,157  WPP GROUP PLC ADR                                             142,475
  12,062  YAHOO! INCORPORATED+                                          343,888

                                                                      8,683,127
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 8.28%
  14,997  ABBOTT LABORATORIES                                           625,225
   1,654  AIR PRODUCTS & CHEMICALS INCORPORATED                          86,636
   5,189  AKZO NOBEL NV ADR                                             175,295
   1,305  ALBERTO-CULVER COMPANY CLASS B                                 63,018
  12,439  AMGEN INCORPORATED+                                           737,508
   9,449  ASTRAZENECA PLC ADR                                           439,662
     757  AVERY DENNISON CORPORATION                                     47,048
   4,696  AVON PRODUCTS INCORPORATED                                    207,469
   1,377  BARR LABORATORIES INCORPORATED+                                54,075
  18,051  BRISTOL-MYERS SQUIBB COMPANY                                  428,350
   1,237  CABOT CORPORATION                                              49,282
   2,013  CHIRON CORPORATION+                                            85,311
   7,680  CIBA SPECIALTY CHEMICALS                                      231,936
   5,232  COLGATE PALMOLIVE COMPANY                                     282,528
   6,013  CROMPTON CORPORATION                                           41,430
   9,310  DISCOVERY LABORATORIES INCORPORATED+                           73,549
   9,410  DOW CHEMICAL COMPANY                                          402,842
   9,057  DU PONT (E.I.) DE NEMOURS & COMPANY                           382,749
     928  EASTMAN CHEMICAL COMPANY                                       43,180
   2,656  ECOLAB INCORPORATED                                            79,468
   4,936  EISAI COMPANY LIMITED ADR                                     140,328
   9,076  ELI LILLY & COMPANY                                           575,872
   1,513  ESTEE LAUDER COMPANIES INCORPORATED
            CLASS A                                                      66,496
   3,840  FOREST LABORATORIES INCORPORATED+                             176,064
   4,294  GENENTECH INCORPORATED+                                       209,461
   2,395  GENZYME CORPORATION+                                          129,330
   2,160  GILEAD SCIENCES INCORPORATED+                                 149,321
   9,919  GILLETTE COMPANY                                              421,557
  13,859  GLAXOSMITHKLINE PLC ADR                                       570,159
   2,031  HOSPIRA INCORPORATED+                                          56,259
   1,072  IDEXX LABORATORIES INCORPORATED+                               52,217
   2,561  IMC GLOBAL INCORPORATED+                                       40,822
   1,245  IMCLONE SYSTEMS INCORPORATED+                                  66,334
  17,538  INKINE PHARMACEUTICAL COMPANY
            INCORPORATED+                                                74,536
   1,759  INTERNATIONAL FLAVORS & FRAGRANCES
            INCORPORATED                                                 67,774
   2,925  IVAX CORPORATION+                                              56,628
   3,054  KING PHARMACEUTICALS INCORPORATED+                             38,053
   1,381  LUBRIZOL CORPORATION                                           49,233
   2,286  LYONDELL CHEMICAL COMPANY                                      45,011
   3,155  MEDIMMUNE INCORPORATED+                                        75,310
  20,382  MERCK & COMPANY INCORPORATED                                  916,579
   2,821  MILLENNIUM CHEMICALS INCORPORATED+                             52,612
   4,373  MILLENNIUM PHARMACEUTICALS
            INCORPORATED+                                                51,995
   2,766  MONSANTO COMPANY                                              101,236
   3,299  MYLAN LABORATORIES INCORPORATED                                57,469
  11,506  NOVARTIS AG ADR                                               534,454
   3,140  NOVO NORDISK A/S ADR                                          168,304
   3,733  OLIN CORPORATION                                               63,050
   1,227  OSI PHARMACEUTICALS INCORPORATED+                              73,117
  71,989  PFIZER INCORPORATED                                         2,351,881
  20,044  PHARMOS CORPORATION+                                           63,539
   1,400  PPG INDUSTRIES INCORPORATED                                    83,678
   2,634  PRAXAIR INCORPORATED                                          106,888
  23,445  PROCTER & GAMBLE COMPANY                                    1,312,217
   4,373  ROCHE HOLDING AG ADR                                          423,316
   2,384  ROHM & HAAS COMPANY                                            96,624
   7,355  SANOFI-AVENTIS-ADR+                                           264,932
  14,446  SCHERING-PLOUGH CORPORATION                                   266,673
   1,951  SEPRACOR INCORPORATED+                                         96,789
  16,269  SHISEIDO COMPANY LIMITED                                      208,876
     848  SIGMA-ALDRICH CORPORATION                                      48,582
  16,820  SYNGENTA AG ADR+                                              303,265
   1,884  TANOX INCORPORATED+                                            31,180
   1,977  VALEANT PHARMACEUTICALS INTERNATIONAL                          46,380
   1,055  VALSPAR CORPORATION                                            49,891
   1,921  WATSON PHARMACEUTICALS INCORPORATED+                           52,904
  12,691  WYETH                                                         464,110

                                                                     15,887,867
                                                                   ------------

COAL MINING - 0.06%
   1,840  MASSEY ENERGY COMPANY                                          50,637
   1,884  PENN VIRGINIA CORPORATION                                      64,922

                                                                        115,559
                                                                   ------------

COMMUNICATIONS - 4.42%
   1,584   ADTRAN INCORPORATED                                            42,419
   2,849   ALLTEL CORPORATION                                            155,698
   4,530   AMERICAN TOWER CORPORATION CLASS A+                            67,452
   1,163   ANIXTER INTERNATIONAL INCORPORATED+                            41,019
   9,170   AT&T CORPORATION                                              135,533
  25,113   AT&T WIRELESS SERVICES INCORPORATED+                          367,152
   5,159   AVAYA INCORPORATED+                                            62,527
  17,980   BELLSOUTH CORPORATION                                         481,145
   3,193   BRITISH SKY BROADCASTING GROUP PLC ADR                        111,116
   7,225   BT GROUP PLC ADR                                              239,870
   3,073   CABLEVISION SYSTEMS NEW YORK GROUP
             CLASS A+                                                     56,912
   2,049   CENTURYTEL INCORPORATED                                        65,957

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                               VALUE

COMMON STOCK - (CONTINUED)
   5,535  CINCINNATI BELL INCORPORATED+                            $     19,981
   5,805  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                                                194,526
  23,641  COMCAST CORPORATION CLASS A+                                  665,967
   3,223  COX COMMUNICATIONS INCORPORATED
            CLASS A+                                                    105,908
  16,027  DEUTSCHE TELEKOM AG ADR+                                      280,953
   7,706  DIRECTV GROUP INCORPORATED+                                   122,294
   3,000  ECHOSTAR COMMUNICATIONS
            CORPORATION CLASS A+                                         91,950
   7,236  FRANCE TELECOM SA ADR                                         170,770
     844  GLOBAL PAYMENTS INCORPORATED                                   37,440
   2,456  HEARST-ARGYLE TELEVISION INCORPORATED                          59,558
   3,895  IAC INTERACTIVECORP+                                           88,845
   2,942  LAGARDERE SCA ADR                                             176,447
   2,309  LIBERTY MEDIA INTERNATIONAL
            INCORPORATED CLASS A+                                        78,044
  10,579  NEXTEL COMMUNICATIONS INCORPORATED
            CLASS A+                                                    245,327
   9,849  NIPPON TELEGRAPH AND TELEPHONE
            CORPORATION ADR                                             214,708
   1,539  NTL INCORPORATED+                                              83,583
  13,214  NTT DOCOMO INCORPORATED ADR                                   247,102
   4,077  REED ELSEVIER PLC ADR                                         146,976
  31,560  SBC COMMUNICATIONS INCORPORATED                               813,932
  14,522  SPRINT CORPORATION-FON GROUP                                  285,793
   8,701  TDC A/S ADR                                                   154,095
  10,941  TELEFONICA SA ADR                                             469,588
     888  TELEPHONE & DATA SYSTEMS INCORPORATED                          68,465
  26,462  VERIZON COMMUNICATIONS INCORPORATED                         1,038,633
  34,917  VODAFONE GROUP PLC ADR                                        799,599

                                                                      8,487,284
                                                                   ------------

DEPOSITORY INSTITUTIONS - 9.69%
  13,081  ABN AMRO HOLDING NV ADR                                       278,495
   6,385  ALLIED IRISH BANKS PLC ADR                                    200,872
   4,162  AMSOUTH BANCORPORATION                                        108,420
   2,731  ASSOCIATED BANC-CORP                                           85,480
  30,604  BANCO BILBAO VIZCAYA ARGENTARIA SA
            ADR                                                         410,094
  37,243  BANCO SANTANDER CENTRAL HISPANO SA
            ADR                                                         367,589
  36,302  BANK OF AMERICA CORPORATION                                 1,632,864
   1,504  BANK OF HAWAII CORPORATION                                     71,410
   7,429  BANK OF NEW YORK COMPANY
            INCORPORATED                                                221,384
   2,121  BANKNORTH GROUP INCORPORATED                                   72,050
  11,319  BARCLAYS PLC ADR                                              423,104
   8,414  BAYERISCHE HYPO-UND VEREINSBANK AG
            ADR+                                                        137,227
   4,478  BB&T CORPORATION                                              179,075
   3,523  BERKSHIRE HILLS BANCORP INCORPORATED                          131,584
  11,021  BNP PARIBAS SA ADR                                            333,306
   2,274  CHARTER ONE FINANCIAL INCORPORATED                            101,125
   3,010  CHITTENDEN CORPORATION                                        108,059
  47,761  CITIGROUP INCORPORATED                                      2,224,707
     695  CITY NATIONAL CORPORATION                                      45,856
   1,142  COMERICA INCORPORATED                                          68,691
   1,410  COMMERCE BANCSHARES INCORPORATED                               68,145
   4,949  COMMERCIAL CAPITAL BANCORPORATION
            INCORPORATED                                                107,245
   9,451  COMMERCIAL FEDERAL CORPORATION                                257,729
   4,114  COMMUNITY BANK SYSTEM INCORPORATED                            105,113
   1,927  COMPASS BANCSHARES INCORPORATED                                89,124
   3,992  DEUTSCHE BANK AG                                              274,250
     678  DOWNEY FINANCIAL CORPORATION                                   36,524
   4,679  FIFTH THIRD BANCORP                                           233,061
   1,373  FIRST HORIZON NATIONAL CORPORATION                             62,430
     882  FIRSTFED FINANCIAL CORPORATION+                                40,219
     762  GOLDEN WEST FINANCIAL CORPORATION                              82,471
   1,206  GREENPOINT FINANCIAL CORPORATION                               53,124
   8,708  HBOS PLC ADR                                                  319,336
   2,382  HIBERNIA CORPORATION CLASS A                                   63,957
   9,675  HSBC HOLDINGS PLC ADR                                         753,489
   3,480  HUNTINGTON BANCSHARES INCORPORATED                             85,852
   4,127  HYPO REAL ESTATE HOLDING AG ADR+                              131,407
   2,413  IBERIABANK CORPORATION                                        135,538
  33,043  JP MORGAN CHASE & COMPANY                                   1,307,842
   3,272  KEYCORP                                                       102,577
  10,122  LLOYDS TSB GROUP PLC ADR                                      308,316
     553  M&T BANK CORPORATION                                           52,524
   2,606  MARSHALL & ILSLEY CORPORATION                                 104,449
   3,708  MELLON FINANCIAL CORPORATION                                  107,013
   1,526  MERCANTILE BANKSHARES CORPORATION                              72,638
   3,467  NATIONAL AUSTRALIA BANK LIMITED                               326,383
  71,099  NATIONAL BANK OF GREECE SA ADR                                312,836
   6,575  NATIONAL CITY CORPORATION                                     248,469
   3,260  NATIONAL COMMERCE FINANCIAL
            CORPORATION                                                 109,666
   3,585  NEW YORK COMMUNITY BANCORP
            INCORPORATED                                                 76,540
   1,835  NORTH FORK BANCORPORATION INCORPORATED                         76,960
   2,505  NORTHERN TRUST CORPORATION                                    107,840
     559  PARK NATIONAL CORPORATION                                      69,238
   3,059  PENNROCK FINANCIAL SERVICES CORPORATION                        89,170
   1,969  PNC FINANCIAL SERVICES GROUP                                  105,676
   3,270  POPULAR INCORPORATED                                           79,134
   3,685  REGIONS FINANCIAL CORPORATION                                 118,989
  14,746  SAN PAOLO-IMI SPA                                             331,785
   3,550  SKY FINANCIAL GROUP INCORPORATED                               87,188
  16,744  SOCIETE GENERALE                                              285,701
   3,826  SOUTHTRUST CORPORATION                                        158,205
   3,415  STATE STREET CORPORATION                                      154,153
   1,709  SUNTRUST BANKS INCORPORATED                                   116,383
   3,674  SYNOVUS FINANCIAL CORPORATION                                  93,320
     662  TCF FINANCIAL CORPORATION                                      42,156
   1,952  TRUSTMARK CORPORATION                                          58,521
  19,500  US BANCORP                                                    575,250
   3,143  VALLEY NATIONAL BANCORP                                        81,341
  12,362  WACHOVIA CORPORATION                                          579,902
   4,796  WASHINGTON FEDERAL INCORPORATED                               123,545
   7,060  WASHINGTON MUTUAL INCORPORATED                                274,140
     527  WEBSTER FINANCIAL CORPORATION                                  25,928
  14,937  WELLS FARGO & COMPANY++                                       877,549
   7,086  WESTPAC BANKING CORPORATION ADR                               421,334

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - (CONTINUED)
   2,234  WILMINGTON TRUST CORPORATION                             $     82,971
   5,491  WINTRUST FINANCIAL CORPORATION                                301,346
     872  ZIONS BANCORPORATION                                           54,308

                                                                     18,601,692
                                                                   ------------

EATING & DRINKING PLACES - 0.51%
   1,549   BRINKER INTERNATIONAL INCORPORATED+                            47,167
   4,227   CHEESECAKE FACTORY INCORPORATED+                              174,913
   2,319   DARDEN RESTAURANTS INCORPORATED                                48,722
   5,928   JACK IN THE BOX INCORPORATED+                                 167,407
  12,626   MCDONALD'S CORPORATION                                        341,155
   1,388   OUTBACK STEAKHOUSE INCORPORATED                                54,326
   1,049   WENDY'S INTERNATIONAL INCORPORATED                             36,054
   2,545   YUM! BRANDS INCORPORATED                                      101,062

                                                                         970,806
                                                                    ------------

EDUCATIONAL SERVICES - 0.10%
   1,847  APOLLO GROUP INCORPORATED CLASS A+                            144,066
   1,414  CAREER EDUCATION CORPORATION+                                  43,608

                                                                        187,674
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.37%
   7,790  AES CORPORATION+                                               78,601
   1,917  AMEREN CORPORATION                                             89,697
   4,183  AMERICAN ELECTRIC POWER COMPANY
            INCORPORATED                                                136,910
   7,242  BG GROUP PLC ADR                                              227,761
   8,251  CALPINE CORPORATION+                                           28,218
   4,177  CENTERPOINT ENERGY INCORPORATED                                45,696
   2,244  CINERGY CORPORATION                                            90,837
  45,488  CLP HOLDINGS LIMITED                                          263,016
   1,946  CONSOLIDATED EDISON INCORPORATED                               82,121
   2,390  CONSTELLATION ENERGY GROUP INCORPORATED                        98,229
   3,036  DOMINION RESOURCES INCORPORATED                               197,006
   9,862  DUKE ENERGY CORPORATION                                       218,345
   4,241  E.ON AG                                                       302,171
   4,104  EDISON INTERNATIONAL                                          110,316
   6,363  EL PASO CORPORATION                                            52,049
   2,399  ENTERGY CORPORATION                                           144,660
   7,284  EXELON CORPORATION                                            268,415
   3,759  FIRSTENERGY CORPORATION                                       151,262
   1,617  FPL GROUP INCORPORATED                                        111,896
 159,943  HONG KONG & CHINA GAS COMPANY
            LIMITED ADR                                                 288,105
  61,664  HONG KONG ELECTRIC HOLDINGS
            LIMITED ADR                                                 275,120
   5,766  INTERNATIONAL POWER PLC+                                      158,334
   1,396  KINDER MORGAN INCORPORATED                                     84,458
   1,797  NATIONAL FUEL GAS COMPANY                                      48,124
   6,475  NATIONAL GRID TRANSCO PLC                                     274,605
   3,496  NISOURCE INCORPORATED                                          72,717
   1,484  NSTAR                                                          72,419
   1,257  PEOPLES ENERGY CORPORATION                                     52,228
   4,613  PG&E CORPORATION+                                             134,654
   1,479  PINNACLE WEST CAPITAL CORPORATION                              62,429
   2,080  PPL CORPORATION                                                99,486
   2,190  PROGRESS ENERGY INCORPORATED                                   96,119
   2,196  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                                 92,979
   5,021  RELIANT RESOURCES INCORPORATED+                                50,009
   4,667  RWE AG                                                        228,007
   1,892  SCANA CORPORATION                                              71,783
   7,361  SCOTTISH POWER PLC                                            215,236
   2,684  SEMPRA ENERGY                                                  97,027
   3,516  SOUTH JERSEY INDUSTRIES INCORPORATED                          158,923
   6,330  SOUTHERN COMPANY                                              192,116
     931  TEXAS GENCO HOLDINGS INCORPORATED                              43,105
   3,098  TXU CORPORATION                                               128,970
   1,982  UGI CORPORATION                                                67,705
  13,890  UNITED UTILITIES PLC                                          278,911
   5,418  WASTE MANAGEMENT INCORPORATED                                 150,566
   5,054  WILLIAMS COMPANIES INCORPORATED                                60,092
   2,240  WPS RESOURCES CORPORATION                                     104,541
   6,072  XCEL ENERGY INCORPORATED                                      107,171

                                                                      6,463,145
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.78%
   5,418  ADAPTEC INCORPORATED+                                          37,818
   1,962  ADVANCED FIBRE COMMUNICATIONS
            INCORPORATED+                                                33,687
   4,305  ADVANCED MICRO DEVICES INCORPORATED+                           49,206
  11,890  ALCATEL SA ADR+                                               139,470
   4,284  ALTERA CORPORATION+                                            81,053
   2,751  AMERICAN POWER CONVERSION CORPORATION                          46,217
   3,488  ANALOG DEVICES INCORPORATED                                   121,103
   3,167  ANDREW CORPORATION+                                            35,122
   5,512  APPLIED MICRO CIRCUITS CORPORATION+                            18,465
   4,877  ASML HOLDING NV NY SHARES+                                     63,108
   2,506  AVX CORPORATION                                                29,019
   2,997  BROADCOM CORPORATION CLASS A+                                  81,339
   5,125  CANON INCORPORATED ADR                                        245,846
   7,390  CHARTERED SEMICONDUCTOR+                                       46,557
   2,809  COMVERSE TECHNOLOGY INCORPORATED+                              49,186
   1,381  CREE INCORPORATED+                                             34,539
   1,928  CYPRESS SEMICONDUCTOR+                                         18,817
   3,342  DITECH COMMUNICATIONS CORPORATION+                             71,920
   3,091  EMERSON ELECTRIC COMPANY                                      192,415
   5,181  GEMSTAR-TV GUIDE INTERNATIONAL
            INCORPORATED+                                                27,356
  98,573  GENERAL ELECTRIC COMPANY                                    3,232,209
   2,039  HARMAN INTERNATIONAL INDUSTRIES
            INCORPORATED                                                197,151
   1,074  HARRIS CORPORATION                                             51,724
   1,062  IMATION CORPORATION                                            36,565
   6,957  INFINEON TECHNOLOGIES AG ADR+                                  68,248
   2,144  INTEGRATED DEVICE TECHNOLOGY
            INCORPORATED+                                                22,962
  61,508  INTEL CORPORATION                                           1,309,505
  15,303  INTERNATIONAL BUSINESS MACHINES
            CORPORATION                                               1,296,011
   1,098  INTERNATIONAL RECTIFIER CORPORATION+                           36,080
   2,700  INTERSIL CORPORATION CLASS A                                   47,061
   2,547  JABIL CIRCUIT INCORPORATED+                                    52,545

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - (CONTINUED)
  15,584  JDS UNIPHASE CORPORATION+                                $     48,466
   2,016  KLA-TENCOR CORPORATION+                                        75,318
   8,649  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV NY SHARES                                    200,657
   1,203  L-3 COMMUNICATIONS HOLDINGS
            INCORPORATED                                                 75,356
   4,281  LATTICE SEMICONDUCTOR CORPORATION+                             19,521
   2,780  LINEAR TECHNOLOGY CORPORATION                                  99,441
   5,463  LSI LOGIC CORPORATION+                                         26,386
  40,543  LUCENT TECHNOLOGIES INCORPORATED+                             126,900
  18,525  MATSUSHITA ELECTRIC INDUSTRIAL
            COMPANY LIMITED ADR                                         250,087
   2,924  MAXIM INTEGRATED PRODUCTS INCORPORATED                        126,989
   1,274  MAYTAG CORPORATION                                             25,773
   4,679  MCDATA CORPORATION CLASS A+                                    24,144
   2,110  MICROCHIP TECHNOLOGY INCORPORATED                              55,683
   5,658  MICRON TECHNOLOGY INCORPORATED+                                65,124
  26,534  MINEBEA COMPANY LIMITED ADR                                   224,854
   2,067  MOLEX INCORPORATED                                             59,674
  23,694  MOTOROLA INCORPORATED                                         382,658
   3,112  MYKROLIS CORPORATION+                                          27,479
   3,592  NATIONAL SEMICONDUCTOR CORPORATION+                            47,881
   3,648  NETWORK APPLIANCE INCORPORATED+                                73,215
   4,851  NIDEC CORPORATION ADR                                         117,394
  14,622  NOKIA OYJ ADR                                                 173,709
   1,762  NOVELLUS SYSTEMS INCORPORATED+                                 43,046
   3,099  NVIDIA CORPORATION+                                            38,614
   7,140  OMRON CORPORATION                                             152,891
   5,653  PIONEER CORPORATION                                           124,366
   4,633  QLOGIC CORPORATION+                                           120,968
  16,134  QUALCOMM INCORPORATED                                         613,899
   3,966  RF MICRO DEVICES INCORPORATED+                                 20,306
   2,622  ROCKWELL COLLINS INCORPORATED                                  90,171
   6,942  SANMINA-SCI CORPORATION+                                       48,039
   7,066  SANYO ELECTRIC CO LIMITED                                     121,041
   2,149  SCIENTIFIC-ATLANTA INCORPORATED                                58,539
     802  SILICON LABORATORIES INCORPORATED+                             26,298
  11,672  SOLECTRON CORPORATION+                                         60,227
   6,615  SONY CORPORATION ADR                                          229,342
  13,015  SPATIALIGHT INCORPORATED+                                      64,815
   5,412  STMICROELECTRONICS NV NY SHARES                                92,599
   1,831  TDK CORPORATION ADR                                           121,560
  10,742  TELEFONAKTIEBOLAGET LM ERICSSON ADR+                          290,464
   5,315  TELLABS INCORPORATED+                                          48,207
  16,519  TEXAS INSTRUMENTS INCORPORATED                                322,781
   1,518  THOMAS & BETTS CORPORATION+                                    37,343
   1,238  VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES INCORPORATED+                                     34,664
   2,142  VISHAY INTERTECHNOLOGY INCORPORATED+                           27,310
     451  WHIRLPOOL CORPORATION                                          27,574
   3,529  XILINX INCORPORATED                                            96,800

                                                                     13,010,877
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.37%
   3,099  AFFYMETRIX INCORPORATED+                                       86,152
   1,987  CELGENE CORPORATION+                                          112,762
     856  CEPHALON INCORPORATED+                                         40,241
   1,007  FLUOR CORPORATION                                              43,049
   1,247  MOODY'S CORPORATION                                            85,494
   3,483  PAYCHEX INCORPORATED                                          103,341
   1,150  QUEST DIAGNOSTICS INCORPORATED                                 98,440
   5,101  SERVICEMASTER COMPANY                                          63,406
   4,000  TELIK INCORPORATED+                                            75,760

                                                                        708,645
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.32%
   1,874  BALL CORPORATION                                               69,975
   1,577  CRANE COMPANY                                                  42,579
   1,428  FORTUNE BRANDS INCORPORATED                                   104,458
   2,755  ILLINOIS TOOL WORKS INCORPORATED                              251,504
   4,360  MASCO CORPORATION                                             140,087

                                                                        608,603
                                                                   ------------

FINANCIAL SERVICES - 0.02%
   3,461  JANUS CAPITAL GROUP INCORPORATED                               47,554
                                                                   ------------

FOOD & KINDRED PRODUCTS - 2.83%
     367  ADOLPH COORS COMPANY CLASS B                                   25,136
   5,173  ANHEUSER-BUSCH COMPANIES INCORPORATED                         273,134
   6,399  ARCHER-DANIELS-MIDLAND COMPANY                                102,192
   8,561  CADBURY SCHWEPPES PLC ADR                                     279,517
   3,389  CAMPBELL SOUP COMPANY                                          87,978
  19,287  COCA COLA COMPANY                                             862,322
   4,914  COCA COLA ENTERPRISES INCORPORATED                            101,474
  45,286  COMPASS GROUP PLC                                             253,158
   4,464  CONAGRA FOODS INCORPORATED                                    116,957
   2,906  DEL MONTE FOODS COMPANY+                                       30,658
   5,897  DIAGEO PLC ADR                                                294,555
   2,388  FLOWERS FOODS INCORPORATED                                     60,345
   3,261  GENERAL MILLS INCORPORATED                                    154,082
  16,383  GROUPE DANONE ADR                                             264,586
   3,214  HANSEN NATURAL CORPORATION+                                    76,300
   1,394  HERSHEY FOODS CORPORATION                                      67,302
   2,317  HJ HEINZ COMPANY                                               87,838
   1,794  HORMEL FOODS CORPORATION                                       47,900
   1,182  JM SMUCKER COMPANY                                             54,348
   3,196  KELLOGG COMPANY                                               134,168
  23,759  KIRIN BREWERY COMPANY LIMITED                                 216,207
   1,883  KRAFT FOODS INCORPORATED CLASS A                               58,900
   1,886  MCCORMICK & COMPANY INCORPORATED                               63,275
   8,814  NESTLE SA ADR                                                 520,444
   2,497  PEPSI BOTTLING GROUP INCORPORATED                              66,895
   1,887  PEPSIAMERICAS INCORPORATED                                     37,438
  14,904  PEPSICO INCORPORATED                                          745,200
   6,869  SARA LEE CORPORATION                                          152,011
   1,886  SMITHFIELD FOODS INCORPORATED+                                 48,470
   3,100  TYSON FOODS INCORPORATED CLASS A                               51,088
   1,534  WM WRIGLEY JR COMPANY                                          95,154

                                                                      5,429,032
                                                                   ------------

FOOD STORES - 0.64%
   2,788  ALBERTSON'S INCORPORATED                                        68,529
   8,219  COLES MYER LIMITED ADR                                         415,059

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
 19,002       KONINKLIJKE AHOLD NV ADR+                            $    119,333
  6,133       KROGER COMPANY+                                           101,378
  3,840       STARBUCKS CORPORATION+                                    166,042
 21,387       TESCO PLC ADR                                             307,023
    586       WHOLE FOODS MARKET INCORPORATED                            45,550
  2,693       WINN-DIXIE STORES INCORPORATED+                            11,230

                                                                      1,234,144
                                                                   ------------

FORESTRY - 0.05%
  1,670       WEYERHAEUSER COMPANY                                      104,392
                                                                   ------------

FURNITURE & FIXTURES - 0.26%
    812       ETHAN ALLEN INTERIORS INCORPORATED                         29,021
  1,712       HERMAN MILLER INCORPORATED                                 43,125
    992       HILLENBRAND INDUSTRIES INCORPORATED                        55,810
    700       HNI CORPORATION                                            27,440
  7,765       HOOKER FURNITURE CORPORATION                              205,928
  2,557       LEGGETT & PLATT INCORPORATED                               68,758
  2,861       NEWELL RUBBERMAID INCORPORATED                             61,597

                                                                        491,679
                                                                   ------------

GENERAL MERCHANDISE STORES - 0.52%
  2,036       BIG LOTS INCORPORATED+                                     24,819
  1,041       BJ'S WHOLESALE CLUB INCORPORATED+                          26,358
  3,684       DOLLAR GENERAL CORPORATION                                 72,575
  1,951       FAMILY DOLLAR STORES INCORPORATED                          51,604
  1,635       FEDERATED DEPARTMENT STORES
                INCORPORATED                                             70,959
  2,483       JC PENNEY COMPANY INCORPORATED                             95,149
  2,554       MAY DEPARTMENT STORES COMPANY                              62,598
  2,035       SAKS INCORPORATED+                                         24,176
  2,429       SEARS ROEBUCK & COMPANY                                    92,982
  8,326       TARGET CORPORATION                                        371,173
  4,957       TJX COMPANIES INCORPORATED                                104,890

                                                                        997,283
                                                                   ------------

HEALTH SERVICES - 0.46%
  3,472       BIOGEN IDEC INCORPORATED+                                 205,994
  4,768       CAREMARK RX INCORPORATED+                                 136,842
  2,794       FIRST HEALTH GROUP CORPORATION+                            42,608
  4,700       HCA INCORPORATED                                          182,407
  3,127       HEALTH MANAGEMENT ASSOCIATION
                INCORPORATED CLASS A                                     59,788
  1,680       LABORATORY CORPORATION OF
                AMERICA HOLDINGS+                                        69,871
  1,542       LIFEPOINT HOSPITALS INCORPORATED+                          44,548
  5,706       TENET HEALTHCARE CORPORATION+                              59,457
  1,138       TRIAD HOSPITALS INCORPORATED+                              36,177
    981       UNIVERSAL HEALTH SERVICES CLASS B                          44,194

                                                                        881,886
                                                                   ------------

HOLDING & OTHER INVESTMENT
OFFICES - 1.71%
    613       ALEXANDRIA REAL ESTATE EQUITIES
                INCORPORATED                                             39,722
  1,359       APARTMENT INVESTMENT &
                MANAGEMENT COMPANY CLASS A                               48,245
  2,397       ARCHSTONE-SMITH TRUST                                      74,906
  2,954       ARDEN REALTY INCORPORATED                                  96,980
    968       AVALONBAY COMMUNITIES INCORPORATED                         58,467
 10,167       BEDFORD PROPERTY INVESTORS                                314,160
    762       BOSTON PROPERTIES INCORPORATED                             42,276
  2,265       CARRAMERICA REALTY CORPORATION                             75,515
    822       CBL & ASSOCIATES PROPERTIES
                INCORPORATED                                             50,208
 11,982       CEDAR SHOPPING CENTERS INCORPORATED                       162,356
  1,188       CENTERPOINT PROPERTIES                                     49,967
  2,197       CRESCENT REAL ESTATE EQUITIES COMPANY                      35,086
  3,157       DUKE REALTY CORPORATION                                   107,338
  6,961       ENTERTAINMENT PROPERTIES TRUST                            259,993
  1,664       EQUITY OFFICE PROPERTIES TRUST                             47,524
  1,463       EQUITY RESIDENTIAL                                         47,387
  1,395       GENERAL GROWTH PROPERTIES INCORPORATED                     42,087
  1,164       HIGHWOODS PROPERTIES INCORPORATED                          28,634
  3,572       HOST MARRIOTT CORPORATION+                                 47,686
  1,707       ISTAR FINANCIAL INCORPORATED                               68,690
  6,198       KILROY REALTY CORPORATION                                 234,594
  1,474       KIMCO REALTY CORPORATION                                   74,172
  6,717       LASALLE HOTEL PROPERTIES                                  189,688
  1,410       MACK-CALI REALTY CORPORATION                               63,817
 34,941       MITSUBISHI TOKYO FINANCIAL GROUP
                INCORPORATED ADR                                        316,565
  1,066       PAN PACIFIC RETAIL PROPERTY                                56,914
  1,775       PLUM CREEK TIMBER COMPANY                                  58,646
    645       PUBLIC STORAGE INCORPORATED                                32,798
  1,148       SIMON PROPERTY GROUP INCORPORATED                          64,231
  7,049       SOVRAN SELF STORAGE INCORPORATED                          279,493
  2,521       TANGER FACTORY OUTLET CENTERS
                INCORPORATED                                            111,176
    822       THE ROUSE COMPANY                                          54,622
    717       VORNADO REALTY TRUST                                       44,999

                                                                      3,278,942
                                                                   ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.20%
  2,911       BED BATH & BEYOND INCORPORATED+                           108,930
  3,255       BEST BUY COMPANY INCORPORATED                             151,422
  2,892       CIRCUIT CITY STORES INCORPORATED                           37,509
  1,798       PIER 1 IMPORTS INCORPORATED                                31,195
  1,822       RADIO SHACK CORPORATION                                    49,085

                                                                        378,141
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.34%
 13,568       ACCOR SA ADR                                              286,088
  3,860       HILTON HOTELS CORPORATION                                  68,901
    930       MANDALAY RESORT GROUP                                      63,091
  2,347       MARRIOTT INTERNATIONAL INCORPORATED
                CLASS A                                                 111,365
  1,023       MGM MIRAGE+                                                42,291
  1,870       STARWOOD HOTELS & RESORTS
                WORLDWIDE INCORPORATED                                   82,654

                                                                        654,390
                                                                   ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 3.51%
  6,890       3M COMPANY                                           $    567,460
  1,997       AMERICAN STANDARD COMPANIES
                INCORPORATED+                                            75,107
  4,075       APPLE COMPUTER INCORPORATED+                              140,547
 15,930       APPLIED MATERIALS INCORPORATED+                           253,128
  2,999       AXCELIS TECHNOLOGIES INCORPORATED+                         23,392
  2,197       BAKER HUGHES INCORPORATED                                  86,408
  4,186       BHA GROUP HOLDINGS INCORPORATED                           159,068
  1,000       BLACK & DECKER CORPORATION                                 68,930
  5,118       BROCADE COMMUNICATIONS SYSTEMS
                INCORPORATED+                                            25,232
  3,393       CATERPILLAR INCORPORATED                                  246,671
    828       CDW CORPORATION                                            48,438
  3,080       CIRRUS LOGIC INCORPORATED+                                 15,585
 64,428       CISCO SYSTEMS INCORPORATED+                             1,208,669
    574       COOPER CAMERON CORPORATION+                                29,234
  2,241       DEERE & COMPANY                                           141,788
 24,047       DELL INCORPORATED+                                        837,797
    875       DIEBOLD INCORPORATED                                       42,779
  2,185       DOVER CORPORATION                                          82,440
 23,404       EMC CORPORATION+                                          252,061
  5,464       GATEWAY INCORPORATED+                                      23,987
  2,866       GRANT PRIDECO INCORPORATED+                                52,362
  2,873       HITACHI LIMITED ADR                                       181,200
  6,664       JUNIPER NETWORKS INCORPORATED+                            152,539
  6,697       KOMATSU LIMITED ADR                                       163,786
  1,761       LAM RESEARCH CORPORATION+                                  37,949
  1,311       LEXMARK INTERNATIONAL INCORPORATED+                       115,958
 17,396       MAKITA CORPORATION                                        259,374
  5,006       MAXTOR CORPORATION+                                        21,025
 26,054       NEC CORPORATION ADR                                       167,267
  4,718       NORDSON CORPORATION                                       161,780
  2,383       PALL CORPORATION                                           58,050
  1,327       PALMONE INCORPORATED+                                      43,327
  1,283       PARKER HANNIFIN CORPORATION                                69,757
  1,912       PITNEY BOWES INCORPORATED                                  83,287
  4,209       SANDISK CORPORATION+                                       98,280
  5,456       SIEMENS AG                                                376,737
  1,450       SMITH INTERNATIONAL INCORPORATED+                          82,621
  1,153       SPX CORPORATION                                            42,073
  1,170       STANLEY WORKS                                              50,614
  1,676       STORAGE TECHNOLOGY CORPORATION+                            40,643
  3,603       SYMBOL TECHNOLOGIES INCORPORATED                           46,479
  2,056       TRANSACT TECHNOLOGIES INCORPORATED+                        36,597
  1,793       VARIAN MEDICAL SYSTEMS INCORPORATED+                       59,438

                                                                      6,729,864
                                                                   ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
  3,916       AON CORPORATION                                           101,620
    741       JEFFERSON-PILOT CORPORATION                                35,494
  4,669       MARSH & MCLENNAN COMPANIES
                INCORPORATED                                            208,658
  3,215       MEDCO HEALTH SOLUTIONS INCORPORATED+                      100,404
  5,864       METLIFE INCORPORATED                                      218,434
  3,436       UNUMPROVIDENT CORPORATION                                  55,595

                                                                        720,205
                                                                   ------------

INSURANCE CARRIERS - 3.49%
  2,911       21ST CENTURY INSURANCE GROUP                               38,047
 11,765       AEGON NV                                                  126,356
  1,455       AETNA INCORPORATED                                        134,806
  5,168       AFLAC INCORPORATED                                        207,237
    208       ALLEGHANY CORPORATION+                                     54,082
 21,523       ALLIANZ AG ADR                                            208,558
  1,063       ALLMERICA FINANCIAL CORPORATION+                           30,827
  5,272       ALLSTATE CORPORATION                                      248,891
    863       AMBAC FINANCIAL GROUP INCORPORATED                         65,156
  1,210       AMERICAN FINANCIAL GROUP INCORPORATED                      35,634
 21,151       AMERICAN INTERNATIONAL GROUP
                INCORPORATED                                          1,506,797
  7,056       AMERICAN MEDICAL SECURITY GROUP
                INCORPORATED+                                           159,042
    231       AMERICAN NATIONAL INSURANCE COMPANY                        21,945
    924       AMERUS GROUP COMPANY                                       36,831
  1,454       ANTHEM INCORPORATED+                                      118,123
 12,492       AXA ADR                                                   256,711
  1,544       CHUBB CORPORATION                                         105,007
  1,375       CIGNA CORPORATION                                          91,520
  1,828       CINCINNATI FINANCIAL CORPORATION                           73,760
  2,499       HARTFORD FINANCIAL SERVICES GROUP
                INCORPORATED                                            152,839
  1,902       HEALTH NET INCORPORATED+                                   49,338
 13,772       ING GROEP NV ADR                                          336,588
  1,404       LINCOLN NATIONAL CORPORATION                               63,601
  1,355       LOEWS CORPORATION                                          76,964
    175       MARKEL CORPORATION+                                        51,424
  1,286       MBIA INCORPORATED                                          73,649
    918       MERCURY GENERAL CORPORATION                                46,038
    975       MGIC INVESTMENT CORPORATION                                66,563
  3,521       MILLEA HOLDINGS INCORPORATED                              242,178
  2,008       OLD REPUBLIC INTERNATIONAL CORPORATION                     47,288
  1,248       PACIFICARE HEALTH SYSTEMS INCORPORATED+                    40,697
  1,012       PMI GROUP INCORPORATED                                     42,028
  2,963       PRINCIPAL FINANCIAL GROUP INCORPORATED                    102,846
  2,015       PROGRESSIVE CORPORATION                                   161,805
  1,273       PROTECTIVE LIFE CORPORATION                                49,812
  5,158       PRUDENTIAL FINANCIAL INCORPORATED                         238,196
  1,080       RADIAN GROUP INCORPORATED                                  47,844
  1,422       RLI CORPORATION                                            52,600
  1,509       SAFECO CORPORATION                                         72,689
  5,937       ST PAUL COMPANIES INCORPORATED                            205,955
    844       TORCHMARK CORPORATION                                      43,449
    434       TRANSATLANTIC HOLDING INCORPORATED                         23,566
    922       TRIAD GUARANTY INCORPORATED+                               51,355
  6,785       UNITEDHEALTH GROUP INCORPORATED                           448,692
  1,396       UNITRIN INCORPORATED                                       58,562
  1,637       WELLPOINT HEALTH NETWORKS
                INCORPORATED+                                           160,721
 13,024       ZURICH FINANCIAL SERVICES AG ADR+                         181,538

                                                                      6,708,155
                                                                   ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

LEATHER & LEATHER PRODUCTS - 0.05%
  2,230       COACH INCORPORATED+                                  $     93,995
                                                                   ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.05%
  2,837       GEORGIA-PACIFIC CORPORATION                                96,401
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 2.14%
  1,994       ADVANCED MEDICAL OPTICS INCORPORATED+                      74,217
  6,806       ADVANTEST CORPORATION ADR                                 108,351
  5,305       AGILENT TECHNOLOGIES INCORPORATED+                        108,752
  1,206       ALLERGAN INCORPORATED                                      90,028
  2,984       APPLERA CORPORATION-APPLIED
                BIOSYSTEMS GROUP                                         56,815
  1,009       BAUSCH & LOMB INCORPORATED                                 66,543
  6,007       BAXTER INTERNATIONAL INCORPORATED                         183,454
    945       BECKMAN COULTER INCORPORATED                               52,722
  2,511       BECTON DICKINSON & COMPANY                                120,829
  2,869       BIOMET INCORPORATED                                       130,970
  8,084       BOSTON SCIENTIFIC CORPORATION+                            288,841
  1,286       C.R. BARD INCORPORATED                                     72,145
  1,336       DENTSPLY INTERNATIONAL INCORPORATED                        68,069
  3,589       EASTMAN KODAK COMPANY                                     106,163
  1,200       FISHER SCIENTIFIC INTERNATIONAL
                INCORPORATED+                                            68,364
  7,015       FUJI PHOTO FILM COMPANY LIMITED ADR                       221,807
  3,187       GUIDANT CORPORATION                                       190,583
 11,804       MEDTRONIC INCORPORATED                                    587,249
  1,152       MILLIPORE CORPORATION+                                     57,946
  8,222       OLYMPUS CORPORATION ADR                                   155,832
  2,852       PERKINELMER INCORPORATED                                   49,853
  3,959       RAYTHEON COMPANY                                          137,496
  1,674       RICOH COMPANY LIMITED ADR                                 163,975
  2,282       ROCKWELL AUTOMATION INCORPORATED                           88,998
  1,938       ST. JUDE MEDICAL INCORPORATED+                            130,330
  1,943       STERIS CORPORATION+                                        44,456
  1,575       SYBRON DENTAL SPECIALTIES INCORPORATED+                    43,911
  1,870       TEKTRONIX INCORPORATED                                     53,426
  2,334       TERADYNE INCORPORATED+                                     30,039
  2,621       THERMO ELECTRON CORPORATION+                               68,854
 15,810       THERMOGENESIS+                                             61,975
  1,447       VARIAN INCORPORATED+                                       56,896
  1,604       WATERS CORPORATION+                                        69,469
  8,014       XEROX CORPORATION+                                        107,628
  2,639       ZIMMER HOLDINGS INCORPORATED+                             188,161

                                                                      4,105,147
                                                                   ------------

METAL MINING -0.29%
  4,919       NEWMONT MINING CORPORATION                                218,354
  1,108       PHELPS DODGE CORPORATION                                   90,369
  2,518       RIO TINTO PLC ADR                                         255,778

                                                                        564,501
                                                                   ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
  1,263       VULCAN MATERIALS COMPANY                                   60,207
                                                                   ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.29%
  3,219       CALLAWAY GOLF COMPANY                                      38,918
  1,324       EATON CORPORATION                                          79,903
  2,842       HASBRO INCORPORATED                                        52,662
 30,038       HEWLETT-PACKARD COMPANY                                   537,380
    946       ITT INDUSTRIES INCORPORATED                                74,829
 27,131       JOHNSON & JOHNSON                                       1,576,311
  4,158       MATTEL INCORPORATED                                        66,902
  1,615       TIFFANY & COMPANY                                          49,984

                                                                      2,476,889
                                                                   ------------

MISCELLANEOUS RETAIL - 1.41%
  3,202       AMAZON.COM INCORPORATED+                                  122,124
    741       BARNES & NOBLE INCORPORATED+                               25,609
  1,410       BORDERS GROUP INCORPORATED                                 33,699
  4,375       COSTCO WHOLESALE CORPORATION                              180,119
  3,662       CVS CORPORATION                                           146,480
  6,481       DILLARDS INCORPORATED CLASS A                             123,139
  1,774       DOLLAR TREE STORES INCORPORATED+                           41,707
  1,062       EXPRESS SCRIPTS INCORPORATED+                              67,118
    832       MICHAELS STORES INCORPORATED                               47,699
  3,977       OFFICE DEPOT INCORPORATED+                                 63,672
  4,795       PETSMART INCORPORATED                                     134,548
  5,406       RITE AID CORPORATION+                                      23,786
  4,765       STAPLES INCORPORATED                                      136,660
  2,437       TOYS R US INCORPORATED+                                    39,577
 22,541       WAL-MART STORES INCORPORATED                            1,187,234
  9,137       WALGREEN COMPANY                                          333,044

                                                                      2,706,215
                                                                   ------------

MISCELLANEOUS SERVICES - 0.09%
 10,176       ADECCO SA ADR                                             118,957
  1,034       D&B CORPORATION+                                           57,015

                                                                        175,972
                                                                   ------------

MOTION PICTURES - 0.91%
 28,536       LIBERTY MEDIA CORPORATION CLASS A+                        254,256
  4,031       MACROVISION CORPORATION+                                   95,333
  6,496       NEWS CORPORATION LIMITED ADR
                PREFERRED                                               193,256
 45,276       TIME WARNER INCORPORATED+                                 740,263
 20,676       WALT DISNEY COMPANY                                       464,176

                                                                      1,747,284
                                                                   ------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.30%
  1,493       CNF INCORPORATED                                           61,243
  6,942       UNITED PARCEL SERVICE INCORPORATED
                CLASS B                                                 507,113

                                                                        568,356
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.50%
 10,133       AMERICAN EXPRESS COMPANY                                  506,853
  2,426       CAPITAL ONE FINANCIAL CORPORATION                         164,386
  4,376       CIT GROUP INCORPORATED                                    156,398
  5,850       COUNTRYWIDE FINANCIAL CORPORATION                         207,967
  8,822       FANNIE MAE                                                656,798
  6,028       FREDDIE MAC                                               404,599

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
 12,820       MBNA CORPORATION                                     $    309,475
  4,592       ORIX CORPORATION ADR                                      235,570
  3,884       PROVIDIAN FINANCIAL CORPORATION+                           56,085
  3,960       SLM CORPORATION                                           154,519
    229       STUDENT LOAN CORPORATION                                   32,919

                                                                      2,885,569
                                                                   ------------

OIL & GAS EXTRACTION - 2.09%
  2,227       ANADARKO PETROLEUM CORPORATION                            131,883
  2,552       APACHE CORPORATION                                        114,049
 20,139       BHP BILLITON LIMITED ADR                                  376,801
  1,519       BJ SERVICES COMPANY                                        72,988
  3,010       BURLINGTON RESOURCES INCORPORATED                         109,052
  4,249       CABOT OIL AND GAS CORPORATION                             171,702
  7,962       DENBURY RESOURCES INCORPORATED+                           174,368
  2,294       DEVON ENERGY CORPORATION                                  148,674
    720       DIAMOND OFFSHORE DRILLING INCORPORATED                     18,302
  6,727       ENCORE ACQUISITION COMPANY+                               187,683
  4,414       ENI SPA ADR                                               454,112
  1,939       ENSCO INTERNATIONAL INCORPORATED                           56,541
  1,279       EOG RESOURCES INCORPORATED                                 73,888
    806       EQUITABLE RESOURCES INCORPORATED                           42,259
  4,118       HALLIBURTON COMPANY                                       120,122
    989       KERR-MCGEE CORPORATION                                     52,199
    491       NOBLE ENERGY INCORPORATED                                  25,277
  1,976       OCCIDENTAL PETROLEUM CORPORATION                          102,060
  3,000       PATTERSON-UTI ENERGY INCORPORATED                          51,960
  1,636       PIONEER NATURAL RESOURCES                                  54,724
    583       POGO PRODUCING COMPANY                                     25,640
 13,747       REPSOL YPF SA ADR                                         285,113
  1,899       ROWAN COMPANIES INCORPORATED+                              46,184
  5,691       SHELL TRANSPORT & TRADING COMPANY
                PLC ADR                                                 252,111
  3,746       STONE ENERGY CORPORATION+                                 155,834
  4,953       TOTAL SA ADR                                              485,345
  1,950       UNOCAL CORPORATION                                         72,813
  2,913       VARCO INTERNATIONAL INCORPORATED+                          70,728
  3,156       XTO ENERGY INCORPORATED                                    88,494

                                                                      4,020,906
                                                                   ------------

PAPER & ALLIED PRODUCTS - 0.68%
  1,144       BEMIS COMPANY INCORPORATED                                 30,236
  1,300       BOISE CASCADE CORPORATION                                  40,677
    628       BOWATER INCORPORATED                                       22,564
  4,242       GREIF INCORPORATED CLASS A                                165,438
  3,860       INTERNATIONAL PAPER COMPANY                               154,477
  4,444       KIMBERLY-CLARK CORPORATION                                296,415
  1,955       MEADWESTVACO CORPORATION                                   58,943
  2,445       PACTIV CORPORATION+                                        57,824
  6,671       POPE & TALBOT INCORPORATED                                122,947
  1,522       SONOCO PRODUCTS COMPANY                                    39,435
  9,743       STORA ENSO OYJ                                            131,238
    492       TEMPLE-INLAND INCORPORATED                                 33,594
  8,343       UPM-KYMMENE OYJ ADR                                       160,936

                                                                      1,314,724
                                                                   ------------

PERSONAL SERVICES - 0.28%
  2,172       CINTAS CORPORATION                                         89,074
  4,611       G & K SERVICES INCORPORATED CLASS A                       167,886
  1,586       H & R BLOCK INCORPORATED                                   76,540
  5,035       REGIS CORPORATION                                         206,083

                                                                        539,583
                                                                   ------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 3.15%
    820       AMERADA HESS CORPORATION                                   66,010
 16,448       BP PLC ADR                                                883,257
  9,276       CHEVRONTEXACO CORPORATION                                 904,410
  6,162       CONOCOPHILLIPS                                            458,638
 59,179       EXXON MOBIL CORPORATION                                 2,728,152
  7,167       FRONTIER OIL CORPORATION                                  146,350
  3,268       MARATHON OIL CORPORATION                                  118,530
  1,100       MURPHY OIL CORPORATION                                     83,061
  7,539       ROYAL DUTCH PETROLEUM COMPANY                             382,152
  1,234       SUNOCO INCORPORATED                                        75,891
  3,735       TESORO PETROLEUM CORPORATION+                              88,445
  1,629       VALERO ENERGY CORPORATION                                 107,563

                                                                      6,042,459
                                                                   ------------

PRIMARY METAL INDUSTRIES - 0.56%
 10,004       ALCOA INCORPORATED                                        323,930
  3,153       ALLEGHENY TECHNOLOGIES INCORPORATED                        59,308
  1,896       COMMSCOPE INCORPORATED+                                    37,674
  2,052       ENGELHARD CORPORATION                                      58,010
    950       HUBBELL INCORPORATED CLASS B                               40,992
  6,118       JOHNSON MATTHEY PLC ADR                                   199,758
  8,646       KUBOTA CORPORATION ADR                                    219,176
    973       NUCOR CORPORATION                                          76,176
  1,052       PRECISION CASTPARTS CORPORATION                            57,955

                                                                      1,072,979
                                                                   ------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 1.22%
  1,731       AMERICAN GREETINGS CORPORATION
                CLASS A+                                                 41,665
  2,174       BELO CORPORATION CLASS A                                   49,872
  1,289       DOW JONES & COMPANY INCORPORATED                           52,913
    349       EW SCRIPPS COMPANY CLASS A                                 35,706
  2,049       GANNETT COMPANY INCORPORATED                              173,550
  2,053       HARTE HANKS INCORPORATED                                   50,935
  2,954       HOLLINGER INTERNATIONAL INCORPORATED                       50,513
    606       KNIGHT-RIDDER INCORPORATED                                 39,045
  1,444       MCGRAW-HILL COMPANIES INCORPORATED                        109,354
  1,238       MEREDITH CORPORATION                                       61,999
  1,399       NEW YORK TIMES COMPANY CLASS A                             56,827
  5,048       NEWS CORPORATION LIMITED ADR                              157,750
 12,426       PEARSON PLC                                               140,041
  3,316       READERS DIGEST ASSOCIATION INCORPORATED                    47,154
  6,478       REED ELSEVIER NV ADR                                      166,938
  1,843       REYNOLDS & REYNOLDS COMPANY CLASS A                        45,283
  2,524       RR DONNELLEY & SONS COMPANY                                77,563
  4,280       TOPPAN PRINTING COMPANY LIMITED ADR                       221,517
  2,901       TRIBUNE COMPANY                                           121,117
  1,885       VALASSIS COMMUNICATIONS INCORPORATED+                      53,270

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
 15,999       VIACOM INCORPORATED CLASS B                          $    532,927
     59       WASHINGTON POST COMPANY CLASS B                            51,241

                                                                      2,337,180
                                                                   ------------

RAILROAD TRANSPORTATION - 0.20%
  2,644       BURLINGTON NORTHERN SANTA FE
                CORPORATION                                              94,655
  1,548       CSX CORPORATION                                            48,886
  2,413       KANSAS CITY SOUTHERN+                                      36,195
  4,088       NORFOLK SOUTHERN CORPORATION                              116,099
  1,582       UNION PACIFIC CORPORATION                                  90,348

                                                                        386,183
                                                                   ------------

REAL ESTATE - 0.04%
  1,066       CATELLUS DEVELOPMENT CORPORATION                           29,070
    722       FOREST CITY ENTERPRISES INCORPORATED
                CLASS A                                                  39,991

                                                                         69,061
                                                                   ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.24%
  4,486       BRIDGESTONE CORPORATION                                   169,638
  3,446       GOODYEAR TIRE & RUBBER COMPANY+                            37,837
  2,473       NIKE INCORPORATED CLASS B                                 186,242
  1,271       SEALED AIR CORPORATION+                                    62,431

                                                                        456,148
                                                                   ------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES - 1.56%
  1,404       AG EDWARDS INCORPORATED                                    48,831
 11,508       AMVESCAP PLC ADR                                          121,870
    809       BEAR STEARNS COMPANIES INCORPORATED                        71,127
 13,349       CHARLES SCHWAB CORPORATION                                126,148
 10,069       CREDIT SUISSE GROUP ADR+                                  314,757
  2,598       FRANKLIN RESOURCES INCORPORATED                           138,395
  2,073       GABELLI ASSET MANAGEMENT
                INCORPORATED CLASS A                                     84,392
  3,210       GOLDMAN SACHS GROUP INCORPORATED                          287,777
    932       LEGG MASON INCORPORATED                                    75,194
  2,833       LEHMAN BROTHERS HOLDINGS INCORPORATED                     209,330
  9,214       MERRILL LYNCH & COMPANY INCORPORATED                      470,559
 10,710       MORGAN STANLEY                                            543,318
 20,228       NOMURA HOLDINGS INCORPORATED ADR                          280,765
  3,199       PIPER JAFFRAY COMPANIES INCORPORATED+                     137,877
  1,757       T ROWE PRICE GROUP INCORPORATED                            87,024

                                                                      2,997,364
                                                                   ------------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.63%
  1,531       CABOT MICROELECTRONICS CORPORATION+                        51,120
 14,218       CORNING INCORPORATED+                                     143,886
    886       EAGLE MATERIALS INCORPORATED                               57,510
  4,232       GENTEX CORPORATION                                        145,327
  7,129       HANSON PLC ADR                                            244,311
 10,979       HOLCIM LIMITED ADR                                        293,729
 10,955       LAFARGE SA ADR                                            237,176
  2,519       OWENS-ILLINOIS INCORPORATED+                               40,430

                                                                      1,213,489
                                                                   ------------

TEXTILE MILL PRODUCTS - 0.03%
    651       MOHAWK INDUSTRIES INCORPORATED+                            50,075
                                                                   ------------

TOBACCO PRODUCTS - 0.85%
 20,215       ALTRIA GROUP INCORPORATED                                 989,524
  7,261       BRITISH AMERICAN TOBACCO PLC ADR                          219,718
  1,284       REYNOLDS AMERICAN INCORPORATED                             96,942
  2,397       SWEDISH MATCH AB ADR                                      241,500
  2,013       UST INCORPORATED                                           80,762

                                                                      1,628,446
                                                                   ------------

TRANSPORTATION BY AIR - 0.43%
  3,187       AMR CORPORATION+                                           28,492
 21,002       BAA PLC ADR                                               209,688
  2,796       CONTINENTAL AIRLINES INCORPORATED
                CLASS B+                                                 26,981
  5,168       DELTA AIR LINES INCORPORATED+                              20,879
  3,210       FEDEX CORPORATION                                         263,188
 10,307       JAPAN AIRLINES SYSTEM ADR+                                148,860
  2,816       NORTHWEST AIRLINES CORPORATION+                            26,527
  6,844       SOUTHWEST AIRLINES COMPANY                                101,428

                                                                        826,043
                                                                   ------------

TRANSPORTATION EQUIPMENT - 2.55%
  1,996       AUTOLIV INCORPORATED                                       84,331
 12,032       BAE SYSTEMS PLC ADR                                       173,593
  7,998       BOEING COMPANY                                            417,656
  1,680       BRUNSWICK CORPORATION                                      66,041
  5,287       DAIMLERCHRYSLER AG                                        220,838
  1,814       DANA CORPORATION                                           34,230
  5,662       DELPHI CORPORATION                                         51,864
 28,943       FIAT SPA ADR                                              207,521
 16,783       FORD MOTOR COMPANY                                        236,808
  1,785       GENERAL DYNAMICS CORPORATION                              174,287
  5,434       GENERAL MOTORS CORPORATION                                224,479
  1,410       GENUINE PARTS COMPANY                                      53,453
  1,833       GOODRICH CORPORATION                                       58,216
  6,467       GREENBRIER COS INCORPORATED                               136,130
  4,719       GROUP 1 AUTOMOTIVE INCORPORATED+                          129,631
  2,972       HARLEY-DAVIDSON INCORPORATED                              181,351
  1,421       HARSCO CORPORATION                                         63,774
 11,322       HONDA MOTOR COMPANY LIMITED ADR                           282,824
  8,678       HONEYWELL INTERNATIONAL INCORPORATED                      312,234
  1,680       JOHNSON CONTROLS INCORPORATED                              94,584
    778       LEAR CORPORATION                                           41,919
  3,588       LOCKHEED MARTIN CORPORATION                               192,963
  1,128       NAVISTAR INTERNATIONAL CORPORATION+                        40,360
  2,984       NORTHROP GRUMMAN CORPORATION                              154,124
  1,771       PACCAR INCORPORATED                                       106,597
  1,466       TEXTRON INCORPORATED                                       93,076
  7,317       TOYOTA MOTOR CORPORATION ADR                              579,433
  5,148       UNITED TECHNOLOGIES CORPORATION                           483,449

                                                                      4,895,766
                                                                   ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

TRANSPORTATION SERVICES - 0.05%
  1,832       GATX CORPORATION                                     $     49,409
  2,191       SABRE HOLDINGS CORPORATION                                 50,393

                                                                         99,802
                                                                   ------------

WATER TRANSPORTATION - 0.08%
  2,902       ALEXANDER & BALDWIN INCORPORATED                           89,352
  3,885       GULFMARK OFFSHORE INCORPORATED+                            59,130

                                                                        148,482
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.65%
  1,160       AMERISOURCE-BERGEN CORPORATION                             62,756
  1,182       BROWN-FORMAN CORPORATION CLASS B                           56,133
  4,213       CARDINAL HEALTH INCORPORATED                              190,427
  1,866       DEAN FOODS COMPANY+                                        69,173
  2,827       MCKESSON CORPORATION                                       87,496
  3,749       SAFEWAY INCORPORATED+                                      75,730
  2,280       SMURFIT-STONE CONTAINER CORPORATION+                       40,447
  1,833       SUPERVALU INCORPORATED                                     48,318
  5,041       SYSCO CORPORATION                                         162,018
  3,957       UNILEVER NV                                               237,657
  6,367       UNILEVER PLC ADR                                          221,826

                                                                      1,251,981
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 0.65%
  1,216       ARROW ELECTRONICS INCORPORATED+                            26,314
  1,965       AVNET INCORPORATED+                                        31,204
  1,875       KYOCERA CORPORATION ADR                                   137,550
 11,158       MITSUBISHI CORPORATION ADR                                230,389
  1,611       MITSUI & COMPANY LIMITED ADR                              260,015
  8,738       NISSAN MOTOR COMPANY LIMITED ADR                          190,488
  1,615       OMNICARE INCORPORATED                                      46,738
 34,553       SUMITOMO MITSUI FINANCIAL                                 208,116
    937       TECH DATA CORPORATION+                                     35,288
  3,450       VISTEON CORPORATION                                        32,189
  1,016       W.W. GRAINGER INCORPORATED                                 54,265

                                                                      1,252,556
                                                                   ------------

TOTAL COMMON STOCK
(COST $148,662,718)                                                $151,525,711
                                                                   ------------

                                    INTEREST
                                    RATE         MATURITY
PRINCIPAL       SECURITY NAME          %         DATE

US TREASURY SECURITIES - 20.14%

US TREASURY BONDS - 2.60%
$4,920,000      US TREASURY BOND      3.25      08/15/2007       $   4,992,068
                                                                 -------------

US TREASURY NOTES - 17.54%
 5,460,000      US TREASURY NOTE      3.00      11/15/2007           5,492,635
   960,000      US TREASURY NOTE      3.00      02/15/2008             963,450
 5,305,000      US TREASURY NOTE      2.63      05/15/2008           5,240,555
   290,000      US TREASURY NOTE      3.25      08/15/2008             292,107
 5,300,000      US TREASURY NOTE      3.13      09/15/2008           5,309,524
 5,000,000      US TREASURY NOTE      3.38      12/15/2008           5,045,705
 4,500,000      US TREASURY NOTE      2.63      03/15/2009           4,387,851
 4,000,000      US TREASURY NOTE      4.00      06/15/2009           4,125,780
 2,500,000      US TREASURY NOTE      6.00      08/15/2009           2,803,808

                                                                    33,661,415
                                                                 -------------

TOTAL US TREASURY SECURITIES
(COST $37,995,625)                                                  38,653,483
                                                                 -------------

COLLATERAL FOR SECURITIES LENDING - 34.55%
                COLLATERAL FOR SECURITY LENDING                     66,318,113

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $66,318,113)                                          66,318,113
                                                                 -------------

SHORT-TERM INVESTMENTS -0.62%

US TREASURY BILLS - 0.62 %
     1,000      US TREASURY BILL^     1.29      09/02/2004               1,000
    28,000      US TREASURY BILL^     1.31      09/02/2004              27,999
   149,000      US TREASURY BILL^     1.31      09/02/2004             148,995
    43,000      US TREASURY BILL^     1.32      09/02/2004              42,998
   101,000      US TREASURY BILL^     1.32      09/02/2004             100,996
   162,000      US TREASURY BILL^     1.32      09/02/2004             161,994
   404,000      US TREASURY BILL^     1.33      09/02/2004             403,985
   301,000      US TREASURY BILL^     1.34      09/02/2004             300,989

                                                                     1,188,956
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,188,956)                                                    1,188,956
                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $254,165,412)*                                  134.26%    $ 257,686,263
OTHER ASSETS AND LIABILITIES, NET                     (34.26)      (65,756,129)
                                                      ------     -------------
TOTAL NET ASSETS                                      100.00%    $ 191,930,134
                                                      ------     -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $690,649.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - 89.85%

AGRICULTURAL PRODUCTION CROPS - 0.06%
  5,239       TATE & LYLE PLC ADR                                  $    134,962
                                                                   ------------

AMUSEMENT & RECREATION SERVICES - 0.28%
  5,137       CAESARS ENTERTAINMENT INCORPORATED+                        79,367
  1,134       GAYLORD ENTERTAINMENT COMPANY+                             32,931
  1,864       HARRAH'S ENTERTAINMENT INCORPORATED                        89,826
  4,980       INTERNATIONAL GAME TECHNOLOGY                             143,673
    862       MULTIMEDIA GAMES INCORPORATED+                             12,447
  1,417       NEVADA GOLD & CASINOS INCORPORATED+                        15,771
 21,180       RANK GROUP PLC ADR                                        218,578
  1,874       WESTWOOD ONE INCORPORATED+                                 42,053

                                                                        634,646
                                                                   ------------

APPAREL & ACCESSORY STORES - 0.38%
  1,500       ABERCROMBIE & FITCH COMPANY CLASS A                        42,000
  1,174       AEROPOSTALE INCORPORATED+                                  36,570
    762       AMERICAN EAGLE OUTFITTERS INCORPORATED                     25,375
  1,273       CHICO'S FAS INCORPORATED+                                  52,066
  1,194       CLAIRE'S STORES INCORPORATED                               29,062
  9,241       GAP INCORPORATED                                          173,176
  4,210       KOHL'S CORPORATION+                                       208,311
  5,781       LIMITED BRANDS                                            116,082
  2,249       NORDSTROM INCORPORATED                                     83,505
  3,450       ROSS STORES INCORPORATED                                   72,968
    932       URBAN OUTFITTERS INCORPORATED+                             28,286

                                                                        867,401
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.46%
 12,425       BENETTON GROUP SPA ADR                                    273,350
  2,452       JONES APPAREL GROUP INCORPORATED                           87,512
  2,867       LIZ CLAIBORNE INCORPORATED                                109,147
  1,442       SKECHERS U.S.A. INCORPORATED CLASS A+                      19,178
  2,165       VF CORPORATION                                            106,821
  9,108       WACOAL CORPORATION ADR                                    456,220

                                                                      1,052,228
                                                                   ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.14%
  1,030       ADVANCE AUTO PARTS INCORPORATED+                           38,172
    762       AMERICA'S CAR MART INCORPORATED+                           24,437
  5,304       AUTONATION INCORPORATED+                                   87,198
  1,037       AUTOZONE INCORPORATED+                                     76,800
  2,209       CARMAX INCORPORATED+                                       43,252
    918       COPART INCORPORATED+                                       19,939
    924       O'REILLY AUTOMOTIVE INCORPORATED+                          36,415

                                                                        326,213
                                                                   ------------

AUTOMOTIVE REPAIR, SERVICES &
PARKING - 0.01%
    869       DOLLAR THRIFTY AUTOMOTIVE GROUP
                INCORPORATED+                                            21,030
                                                                   ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.47%
  1,500       CENTEX CORPORATION                                         68,655
  3,561       D.R. HORTON INCORPORATED                                  110,177
  2,350       LENNAR CORPORATION CLASS A                                107,630
    144       NVR INCORPORATED+                                          72,324
  1,160       PULTE HOMES INCORPORATED                                   68,382
 32,235       SEKISUI HOUSE LIMITED                                     323,098
 12,129       VIVENDI UNIVERSAL SA ADR+                                 301,648
  1,178       WCI COMMUNITIES INCORPORATED+                              28,249

                                                                      1,080,163
                                                                   ------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.77%
  1,463       FASTENAL COMPANY                                           91,847
 29,166       HOME DEPOT INCORPORATED                                 1,066,309
 10,132       LOWE'S COMPANIES INCORPORATED                             503,561
  2,567       SHERWIN-WILLIAMS COMPANY                                  106,017

                                                                      1,767,734
                                                                   ------------

BUSINESS SERVICES - 5.68%
  3,951       24/7 REAL MEDIA INCORPORATED+                              12,920
 14,507       3COM CORPORATION+                                          65,427
  1,173       AARON RENTS INCORPORATED                                   24,093
  1,642       ACTIVISION INCORPORATED+                                   23,628
  3,140       ADOBE SYSTEMS INCORPORATED                                144,032
  1,657       AFFILIATED COMPUTER SERVICES
                INCORPORATED CLASS A+                                    90,025
  2,073       AKAMAI TECHNOLOGIES INCORPORATED+                          27,882
    706       ALTIRIS INCORPORATED+                                      16,753
    532       ANSYS INCORPORATED+                                        23,993
  1,451       ASCENTIAL SOFTWARE CORPORATION+                            18,805
    800       ASK JEEVES INCORPORATED+                                   20,736
  2,230       AUTODESK INCORPORATED                                      99,034
  7,401       AUTOMATIC DATA PROCESSING INCORPORATED                    294,338
  1,083       AVOCENT CORPORATION+                                       30,876
  6,995       BEA SYSTEMS INCORPORATED+                                  46,167
  2,287       BISYS GROUP INCORPORATED+                                  32,475
    440       BLUE COAT SYSTEMS INCORPORATED+                             6,433
  3,917       BMC SOFTWARE INCORPORATED+                                 58,637
    950       BRINK'S COMPANY                                            27,360
  4,557       BUSINESS OBJECTS SA ADR+                                   84,669
    557       CACI INTERNATIONAL INCORPORATED
                CLASS A+                                                 27,120
  5,157       CADENCE DESIGN SYSTEMS INCORPORATED+                       64,102
 14,559       CENDANT CORPORATION                                       314,911
  3,882       CERIDIAN CORPORATION+                                      71,778
    546       CERNER CORPORATION+                                        23,920
  2,093       CERTEGY INCORPORATED                                       80,329
  1,425       CHECKFREE CORPORATION+                                     38,831
  1,737       CHOICEPOINT INCORPORATED+                                  73,388
  3,050       CITRIX SYSTEMS INCORPORATED+                               48,525
  1,908       CNET NETWORKS INCORPORATED+                                15,512
  1,630       COGNEX CORPORATION                                         43,635
  1,542       COGNIZANT TECHNOLOGY SOLUTIONS
                CORPORATION+                                             42,282
  7,045       COMPUTER ASSOCIATES INTERNATIONAL
                INCORPORATED                                            170,630
  2,441       COMPUTER SCIENCES CORPORATION+                            113,140
  8,567       COMPUWARE CORPORATION+                                     38,809
  3,268       CONVERGYS CORPORATION+                                     45,425
  1,197       CSG SYSTEMS INTERNATIONAL INCORPORATED+                    17,321

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  6,443       CSK CORPORATION                                      $    273,441
  1,801       DELUXE CORPORATION                                         76,939
    863       DIGITAL RIVER INCORPORATED+                                20,772
  1,465       DST SYSTEMS INCORPORATED+                                  66,277
  6,767       EBAY INCORPORATED+                                        585,616
  2,507       ECHELON CORPORATION+                                       17,474
  1,189       ECLIPSYS CORPORATION+                                      17,419
  3,783       ELECTRONIC ARTS INCORPORATED+                             188,318
  7,104       ELECTRONIC DATA SYSTEMS CORPORATION                       136,539
  1,331       ELECTRONICS FOR IMAGING INCORPORATED+                      26,460
  2,697       EQUIFAX INCORPORATED                                       65,807
    706       FACTSET RESEARCH SYSTEMS INCORPORATED                      31,438
  1,843       FAIR ISAAC CORPORATION                                     49,632
    953       FILENET CORPORATION+                                       18,717
    618       FINDWHAT.COM+                                               9,054
 11,460       FIRST DATA CORPORATION                                    484,185
  2,770       FISERV INCORPORATED+                                       96,341
    646       GETTY IMAGES INCORPORATED+                                 35,821
  2,036       GTECH HOLDINGS CORPORATION                                 47,846
    665       HUDSON HIGHLAND GROUP INCORPORATED+                        18,281
    933       HYPERION SOLUTIONS CORPORATION+                            34,110
    761       IDX SYSTEMS CORPORATION+                                   22,069
  4,070       IMS HEALTH INCORPORATED                                    94,953
    654       INFOSPACE INCORPORATED+                                    24,852
  1,180       INTERCEPT INCORPORATED+                                    20,426
    987       INTERGRAPH CORPORATION+                                    25,603
  6,274       INTERNET CAPITAL GROUP INCORPORATED+                       34,507
  5,398       INTERPUBLIC GROUP OF COMPANIES
                INCORPORATED+                                            56,949
  2,603       INTUIT INCORPORATED+                                      110,081
    446       IPAYMENT INCORPORATED+                                     15,699
  2,835       IRON MOUNTAIN INCORPORATED+                                87,403
 14,096       KIDDE PLC ADR                                             298,590
    889       KORN FERRY INTERNATIONAL+                                  15,798
    597       KRONOS INCORPORATED+                                       25,540
  1,920       LAMAR ADVERTISING COMPANY+                                 83,885
  1,157       MACROMEDIA INCORPORATED+                                   22,423
    920       MAGMA DESIGN AUTOMATION INCORPORATED+                      15,180
    685       MANHATTAN ASSOCIATES INCORPORATED+                         15,988
  2,161       MANPOWER INCORPORATED                                      91,259
  2,965       MCAFEE INCORPORATED+                                       58,648
  1,488       MENTOR GRAPHICS CORPORATION+                               16,279
  1,537       MERCURY INTERACTIVE CORPORATION+                           53,042
  1,863       MICROMUSE INCORPORATED+                                     7,396
120,971       MICROSOFT CORPORATION                                   3,302,508
    439       MICROSTRATEGY INCORPORATED CLASS A+                        15,194
  1,856       MONSTER WORLDWIDE INCORPORATED+                            37,547
  2,246       MPS GROUP INCORPORATED+                                    20,057
  1,676       NCR CORPORATION+                                           74,029
  2,105       NETEGRITY INCORPORATED+                                    12,777
    559       NETFLIX INCORPORATED+                                       7,798
  7,289       NOVELL INCORPORATED+                                       43,005
  2,323       OMNICOM GROUP INCORPORATED                                159,846
 52,493       ORACLE CORPORATION+                                       523,355
    868       PALMSOURCE INCORPORATED+                                   19,539
  6,592       PARAMETRIC TECHNOLOGY CORPORATION+                         32,103
  4,936       PEOPLESOFT INCORPORATED+                                   85,886
  6,314       PUBLICIS GROUPE ADR                                       171,109
    853       RADISYS CORPORATION+                                        9,895
  2,087       REALNETWORKS INCORPORATED+                                 10,372
  2,172       RED HAT INCORPORATED+                                      26,629
  1,130       RENT-A-CENTER INCORPORATED+                                34,013
  8,243       RENTOKIL INITIAL PLC ADR                                  111,401
  4,475       REUTERS GROUP PLC ADR                                     154,790
  3,475       ROBERT HALF INTERNATIONAL INCORPORATED                     85,137
  1,246       RSA SECURITY INCORPORATED+                                 18,553
    738       SAFENET INCORPORATED+                                      20,996
  9,041       SAP AG                                                    329,635
    924       SERENA SOFTWARE INCORPORATED+                              14,461
    894       SI INTERNATIONAL INCORPORATED+                             17,889
  7,872       SIEBEL SYSTEMS INCORPORATED+                               59,906
    624       SRA INTERNATIONAL INCORPORATED CLASS A+                    28,286
    603       STRATASYS INCORPORATED+                                    15,033
 49,175       SUN MICROSYSTEMS INCORPORATED+                            188,832
  4,139       SUNGARD DATA SYSTEMS INCORPORATED+                         95,197
  2,062       SYBASE INCORPORATED+                                       27,486
  4,132       SYMANTEC CORPORATION+                                     198,171
  2,368       SYNOPSYS INCORPORATED+                                     37,793
    871       TAKE-TWO INTERACTIVE SOFTWARE
                INCORPORATED+                                            28,525
  1,416       TIBCO SOFTWARE INCORPORATED+                                8,949
  1,672       TOTAL SYSTEM SERVICES INCORPORATED                         37,185
    950       TRANSACTION SYSTEMS ARCHITECTS
                INCORPORATED CLASS A+                                    16,188
    642       TRAVELZOO INCORPORATED+                                    28,890
  6,249       UNISYS CORPORATION+                                        62,740
  3,322       UNITED ONLINE INCORPORATED+                                31,825
  1,344       UNITED RENTALS INCORPORATED+                               19,743
    583       VERINT SYSTEMS INCORPORATED+                               17,927
  4,835       VERISIGN INCORPORATED+                                     83,936
  6,421       VERITAS SOFTWARE CORPORATION+                             107,359
    785       VIAD CORPORATION                                           18,691
  7,630       WEBMD CORPORATION+                                         55,546
    746       WEBSENSE INCORPORATED+                                     28,609
  1,389       WIND RIVER SYSTEMS INCORPORATED+                           15,071
  3,958       WPP GROUP PLC ADR                                         178,625
 15,150       YAHOO! INCORPORATED+                                      431,926

                                                                     13,035,961
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 9.32%
 19,981       ABBOTT LABORATORIES                                       833,008
    919       ABLE LABORATORIES INCORPORATED+                            19,758
  2,875       AIR PRODUCTS & CHEMICALS INCORPORATED                     150,592
  8,814       AKZO NOBEL NV ADR                                         297,755
  1,864       ALBERTO-CULVER COMPANY CLASS B                             90,013
    794       ALEXION PHARMACEUTICALS INCORPORATED+                      12,990
  1,501       ALKERMES INCORPORATED+                                     15,956
  1,076       ALPHARMA INCORPORATED CLASS A                              14,709
    529       AMERICAN VANGUARD CORPORATION                              16,087
 16,927       AMGEN INCORPORATED+                                     1,003,602
    996       ANDRX CORPORATION+                                         20,079
 13,122       ASTRAZENECA PLC ADR                                       610,567
  1,147       AVERY DENNISON CORPORATION                                 71,286
  6,304       AVON PRODUCTS INCORPORATED                                278,511

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
    675       BONE CARE INTERNATIONAL INCORPORATED+                $     16,578
 25,918       BRISTOL-MYERS SQUIBB COMPANY                              615,034
  1,854       CABOT CORPORATION                                          73,863
  1,857       CHIRON CORPORATION+                                        78,700
  2,207       CLOROX COMPANY                                            116,618
  6,859       COLGATE PALMOLIVE COMPANY                                 370,386
  1,281       CUBIST PHARMACEUTICALS INCORPORATED+                       10,081
  1,332       DENDREON CORPORATION+                                      13,094
  2,879       DISCOVERY LABORATORIES INCORPORATED+                       22,744
 11,993       DOW CHEMICAL COMPANY                                      513,420
 12,660       DU PONT (E.I.) DE NEMOURS & COMPANY                       535,012
  1,189       EASTMAN CHEMICAL COMPANY                                   55,324
  3,962       ECOLAB INCORPORATED                                       118,543
  6,542       EISAI COMPANY LIMITED ADR                                 185,986
 12,572       ELI LILLY & COMPANY                                       797,693
  2,028       ESTEE LAUDER COMPANIES INCORPORATED
                CLASS A                                                  89,131
  4,953       FOREST LABORATORIES INCORPORATED+                         227,095
  5,524       GENAERA CORPORATION+                                       18,671
  5,829       GENENTECH INCORPORATED+                                   284,339
  3,090       GENZYME CORPORATION+                                      166,860
  3,008       GILEAD SCIENCES INCORPORATED+                             207,943
 13,061       GILLETTE COMPANY                                          555,093
 18,303       GLAXOSMITHKLINE PLC ADR                                   752,985
  1,727       GREAT LAKES CHEMICAL CORPORATION                           45,109
    956       HOLLIS-EDEN PHARMACEUTICALS+                                9,350
  1,932       HOSPIRA INCORPORATED+                                      53,516
    523       IDEXX LABORATORIES INCORPORATED+                           25,475
    913       ILEX ONCOLOGY INCORPORATED+                                22,770
  4,049       IMC GLOBAL INCORPORATED+                                   64,541
    786       IMCLONE SYSTEMS INCORPORATED+                              41,878
    786       IMMUCOR INCORPORATED+                                      16,074
    874       IMPAX LABORATORIES INCORPORATED+                           12,507
  6,284       INKINE PHARMACEUTICAL COMPANY
                INCORPORATED+                                            26,707
  1,022       INTERMUNE INCORPORATED+                                    10,557
  2,360       INTERNATIONAL FLAVORS & FRAGRANCES
                INCORPORATED                                             90,931
  1,002       INVITROGEN CORPORATION+                                    49,599
  1,102       ISOLAGEN INCORPORATED+                                      9,257
  4,132       IVAX CORPORATION+                                          79,996
  1,205       K-V PHARMACEUTICAL COMPANY CLASS A+                        19,184
  4,740       KING PHARMACEUTICALS INCORPORATED+                         59,060
  1,213       LIGAND PHARMACEUTICALS INCORPORATED
                CLASS B+                                                 11,924
  3,821       LYONDELL CHEMICAL COMPANY                                  75,235
  1,002       MEDICINES COMPANY+                                         25,331
  1,366       MEDICIS PHARMACEUTICAL CORPORATION
                CLASS A                                                  50,023
  3,819       MEDIMMUNE INCORPORATED+                                    91,160
 29,117       MERCK & COMPANY INCORPORATED                            1,309,391
    661       MGI PHARMA INCORPORATED+                                   15,355
  1,413       MILLENNIUM CHEMICALS INCORPORATED+                         26,352
  6,153       MILLENNIUM PHARMACEUTICALS
                INCORPORATED+                                            73,159
  3,670       MONSANTO COMPANY                                          134,322
  5,562       MYLAN LABORATORIES INCORPORATED                            96,890
  1,121       NEKTAR THERAPEUTICS+                                       14,282
 18,618       NOVARTIS AG ADR                                           864,806
    788       NOVEN PHARMACEUTICALS INCORPORATED+                        14,964
  4,862       NOVO NORDISK A/S ADR                                      260,603
  1,011       NPS PHARMACEUTICALS INCORPORATED+                          21,231
  1,242       NUVELO INCORPORATED+                                       11,066
    800       OM GROUP INCORPORATED+                                     27,240
    683       ONYX PHARMACEUTICALS INCORPORATED+                         25,367
    515       OSI PHARMACEUTICALS INCORPORATED+                          30,689
  1,037       PAR PHARMACEUTICAL COMPANIES
                INCORPORATED+                                            42,558
100,754       PFIZER INCORPORATED                                     3,291,633
    349       PHARMION CORPORATION+                                      17,160
  6,886       PHARMOS CORPORATION+                                       21,829
  2,194       PPG INDUSTRIES INCORPORATED                               131,135
  3,968       PRAXAIR INCORPORATED                                      161,021
 32,556       PROCTER & GAMBLE COMPANY                                1,822,159
  1,141       PROTEIN DESIGN LABS INCORPORATED+                          20,915
  6,710       ROCHE HOLDING AG ADR                                      649,543
  3,261       ROHM & HAAS COMPANY                                       132,168
    957       SALIX PHARMACEUTICALS LIMITED+                             22,384
 10,104       SANOFI-AVENTIS-ADR+                                       363,929
 18,961       SCHERING-PLOUGH CORPORATION                               350,020
  1,431       SEPRACOR INCORPORATED+                                     70,992
 18,052       SHISEIDO COMPANY LIMITED                                  231,768
  1,378       SIGMA-ALDRICH CORPORATION                                  78,946
  2,551       VALEANT PHARMACEUTICALS INTERNATIONAL                      59,846
    947       VALSPAR CORPORATION                                        44,784
  2,743       VERTEX PHARMACEUTICALS INCORPORATED+                       26,689
  2,985       VICURON PHARMACEUTICALS INCORPORATED+                      44,596
  4,334       VION PHARMACEUTICALS INCORPORATED+                         15,256
  2,228       WATSON PHARMACEUTICALS INCORPORATED+                       61,359
 18,086       WYETH                                                     661,405

                                                                     21,398,102
                                                                   ------------

COAL MINING - 0.06%
  1,069       CONSOL ENERGY INCORPORATED                                 34,294
  1,014       MASSEY ENERGY COMPANY                                      27,905
    743       PEABODY ENERGY CORPORATION                                 39,617
    966       PENN VIRGINIA CORPORATION                                  33,288

                                                                        135,104
                                                                   ------------

COMMUNICATIONS - 4.79%
    551       AIRGATE PCS INCORPORATED+                                   9,532
  3,665       ALLTEL CORPORATION                                        200,292
  4,901       AMERICAN TOWER CORPORATION CLASS A+                        72,976
 12,995       AT&T CORPORATION                                          192,066
 30,709       AT&T WIRELESS SERVICES INCORPORATED+                      448,966
  6,507       AVAYA INCORPORATED+                                        78,865
 23,914       BELLSOUTH CORPORATION                                     639,939
  4,312       BRITISH SKY BROADCASTING GROUP PLC ADR                    150,058
  8,885       BT GROUP PLC ADR                                          294,982
  3,290       CABLEVISION SYSTEMS NEW YORK GROUP
                CLASS A+                                                 60,931
  2,354       CENTURYTEL INCORPORATED                                    75,775
  7,520       CLEAR CHANNEL COMMUNICATIONS
                INCORPORATED                                            251,995
 28,635       COMCAST CORPORATION CLASS A+                              806,648

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  3,732       COX COMMUNICATIONS INCORPORATED
                CLASS A+                                           $    122,633
  4,599       CROWN CASTLE INTERNATIONAL CORPORATION+                    65,812
 22,450       DEUTSCHE TELEKOM AG ADR+                                  393,548
 10,134       DIRECTV GROUP INCORPORATED+                               160,827
  3,787       ECHOSTAR COMMUNICATIONS CORPORATION
                CLASS A+                                                116,071
  1,070       ENTERCOM COMMUNICATIONS CORPORATION+                       40,339
  2,083       EXTREME NETWORKS INCORPORATED+                              9,686
  2,506       FOUNDRY NETWORKS INCORPORATED+                             22,855
  3,229       FOX ENTERTAINMENT GROUP INCORPORATED
                CLASS A+                                                 87,635
  5,525       FRANCE TELECOM SA ADR                                     130,390
    723       GOLDEN TELECOM INCORPORATED                                19,413
  5,278       IAC INTERACTIVECORP+                                      120,391
  3,934       LAGARDERE SCA ADR                                         235,942
 10,395       LEVEL 3 COMMUNICATIONS INCORPORATED+                       27,235
  2,382       LIBERTY MEDIA INTERNATIONAL INCORPORATED
                CLASS A+                                                 80,512
    329       METROCALL HOLDINGS INCORPORATED+                           21,263
 14,093       NEXTEL COMMUNICATIONS INCORPORATED
                CLASS A+                                                326,817
  1,770       NEXTEL PARTNERS INCORPORATED CLASS A+                      25,523
  5,829       NIPPON TELEGRAPH AND TELEPHONE
                CORPORATION ADR                                         127,072
    521       NOVATEL WIRELESS INCORPORATED+                             10,238
  1,010       NTL INCORPORATED+                                          54,853
  7,817       NTT DOCOMO INCORPORATED ADR                               146,178
 20,815       QWEST COMMUNICATIONS INTERNATIONAL
                INCORPORATED+                                            60,155
  1,071       RADIO ONE INCORPORATED CLASS D+                            16,708
  4,534       REED ELSEVIER PLC ADR                                     163,451
 43,977       SBC COMMUNICATIONS INCORPORATED                         1,134,167
 20,463       SPRINT CORPORATION-FON GROUP                              402,712
  9,098       TDC A/S ADR                                               161,126
 14,024       TELEFONICA SA ADR                                         601,910
    802       TELEPHONE & DATA SYSTEMS INCORPORATED                      61,834
  3,812       UNIVISION COMMUNICATIONS INCORPORATED
                CLASS A+                                                125,796
  2,617       UTSTARCOM INCORPORATED+                                    40,485
 36,809       VERIZON COMMUNICATIONS INCORPORATED                     1,444,753
 46,838       VODAFONE GROUP PLC ADR                                  1,072,590
  1,772       WESTERN WIRELESS CORPORATION CLASS A+                      44,459
  2,029       XM SATELLITE RADIO HOLDINGS
                INCORPORATED+                                            55,737

                                                                     11,014,141
                                                                   ------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.03%
    485       CHEMED CORPORATION                                         26,525
  1,270       DYCOM INDUSTRIES INCORPORATED+                             32,664

                                                                         59,189
                                                                   ------------

DEPOSITORY INSTITUTIONS - 10.95%
 15,568       ABN AMRO HOLDING NV ADR                                   331,443
 10,517       ALLIED IRISH BANKS PLC ADR                                330,865
  7,730       AMSOUTH BANCORPORATION                                    201,366
  4,807       ASSOCIATED BANC-CORP                                      150,459
  1,902       ASTORIA FINANCIAL CORPORATION                              69,119
 35,248       BANCO BILBAO VIZCAYA ARGENTARIA SA
                ADR                                                     472,323
 47,556       BANCO SANTANDER CENTRAL HISPANO SA
                ADR                                                     469,378
  2,970       BANCTRUST FINANCIAL GROUP INCORPORATED                     53,401
 51,666       BANK OF AMERICA CORPORATION                             2,323,937
120,000       BANK OF EAST ASIA LIMITED ADR                             329,232
 10,101       BANK OF NEW YORK COMPANY
                INCORPORATED                                            301,010
  4,984       BANKNORTH GROUP INCORPORATED                              169,306
 13,002       BARCLAYS PLC ADR                                          486,015
  8,318       BAYERISCHE HYPO-UND VEREINSBANK AG
                ADR+                                                    135,662
  7,662       BB&T CORPORATION                                          306,403
    730       BERKSHIRE HILLS BANCORP INCORPORATED                       27,265
 15,949       BNP PARIBAS SA ADR                                        482,342
  1,294       BOSTON PRIVATE FINANCIAL HOLDINGS
                INCORPORATED                                             31,522
  3,115       CAPITOL FEDERAL FINANCIAL                                 105,287
  2,804       CASCADE BANCORP                                            48,790
  1,223       CENTRAL PACIFIC FINANCIAL CORPORATION                      34,183
  2,862       CHARTER ONE FINANCIAL INCORPORATED                        127,273
  3,772       CHITTENDEN CORPORATION                                    135,415
 67,194       CITIGROUP INCORPORATED                                  3,129,897
  1,574       CITY BANK LYNNWOOD WASHINGTON                              51,627
  3,403       COASTAL FINANCIAL CORPORATION                              47,710
  1,553       COMERICA INCORPORATED                                      93,413
  1,150       COMMERCE BANCORP INCORPORATED                              60,340
  2,595       COMMERCE BANCSHARES INCORPORATED                          125,416
  1,166       COMMERCIAL CAPITAL BANCORPORATION
                INCORPORATED                                             25,267
  2,076       COMMERCIAL FEDERAL CORPORATION                             56,613
  3,753       COMPASS BANCSHARES INCORPORATED                           173,576
  6,003       DEUTSCHE BANK AG                                          412,406
  1,365       FARMERS CAPITAL BANK CORPORATION                           45,209
  6,596       FIFTH THIRD BANCORP                                       328,547
  2,242       FIRST HORIZON NATIONAL CORPORATION                        101,944
    983       FIRST OF LONG ISLAND CORPORATION                           41,984
    837       FIRST REPUBLIC BANK                                        37,489
  1,040       FIRSTFED FINANCIAL CORPORATION+                            47,424
  1,731       GOLDEN WEST FINANCIAL CORPORATION                         187,346
  1,791       GREENPOINT FINANCIAL CORPORATION                           78,894
 11,800       HBOS PLC ADR                                              432,725
 11,673       HSBC HOLDINGS PLC ADR                                     909,093
  6,846       HUNTINGTON BANCSHARES INCORPORATED                        168,891
  2,079       HYPO REAL ESTATE HOLDING AG ADR+                           66,197
  4,662       INTERCHANGE FINANCIAL SERVICES CORP                       113,287
    958       INVESTORS FINANCIAL SERVICES CORPORATION                   44,432
 46,154       JP MORGAN CHASE & COMPANY                               1,826,775
  3,675       KEYCORP                                                   115,211
 10,842       LLOYDS TSB GROUP PLC ADR                                  330,247
  1,526       M&T BANK CORPORATION                                      144,939
  4,787       MARSHALL & ILSLEY CORPORATION                             191,863
  5,172       MELLON FINANCIAL CORPORATION                              149,264
  2,743       MERCANTILE BANKSHARES CORPORATION                         130,567
    708       NASB FINANCIAL INCORPORATED                                26,019

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  4,293       NATIONAL AUSTRALIA BANK LIMITED                      $    404,143
  8,278       NATIONAL CITY CORPORATION                                 312,826
  4,330       NATIONAL COMMERCE FINANCIAL
                CORPORATION                                             145,661
  3,428       NEW YORK COMMUNITY BANCORP
                INCORPORATED                                             73,188
  2,368       NORTH FORK BANCORPORATION INCORPORATED                     99,314
  3,009       NORTHERN TRUST CORPORATION                                129,537
    973       OAK HILL FINANCIAL INCORPORATED                            33,082
    927       PFF BANCORP INCORPORATED                                   34,206
  2,767       PNC FINANCIAL SERVICES GROUP                              148,505
  8,284       POPULAR INCORPORATED                                      200,473
    622       QUAKER CITY BANCORPORATION
                INCORPORATED                                             34,210
  1,060       R&G FINANCIAL CORPORATION CLASS B                          36,655
  7,062       REGIONS FINANCIAL CORPORATION                             228,032
 18,867       SAN PAOLO-IMI SPA                                         424,507
  4,355       SEACOAST BANKING CORPORATION                               95,026
    819       SILICON VALLEY BANCSHARES+                                 30,590
  1,076       SMITHTOWN BANCORPORATION INCORPORATED                      29,590
 21,036       SOCIETE GENERALE                                          358,935
  6,277       SOUTHTRUST CORPORATION                                    259,554
  7,160       SOVEREIGN BANCORP INCORPORATED                            156,518
  4,418       STATE STREET CORPORATION                                  199,429
  1,791       STERLING BANCORPORATION NY                                 50,363
  3,475       SUNTRUST BANKS INCORPORATED                               236,647
  4,095       SY BANCORP INCORPORATED                                    96,642
  4,391       SYNOVUS FINANCIAL CORPORATION                             111,531
  1,048       TCF FINANCIAL CORPORATION                                  66,737
  1,287       TIERONE CORPORATION                                        27,465
    957       TOMPKINS TRUSTCOMPANY INCORPORATED                         42,988
  1,025       UCBH HOLDINGS INCORPORATED                                 41,154
  1,339       UNIONBANCAL CORPORATION                                    79,617
 25,663       US BANCORP                                                757,058
 16,763       WACHOVIA CORPORATION                                      786,352
 10,964       WASHINGTON MUTUAL INCORPORATED                            425,732
 21,340       WELLS FARGO & COMPANY++                                 1,253,725
 11,434       WESTPAC BANKING CORPORATION ADR                           679,866
  2,613       WILMINGTON TRUST CORPORATION                               97,047
  1,021       WINTRUST FINANCIAL CORPORATION                             56,032
  1,532       ZIONS BANCORPORATION                                       95,413

                                                                     25,154,958
                                                                   ------------

EATING & DRINKING PLACES - 0.49%
  1,284       BOB EVANS FARMS INCORPORATED                               32,151
  1,417       BRINKER INTERNATIONAL INCORPORATED+                        43,148
    889       CEC ENTERTAINMENT INCORPORATED+                            29,933
  1,093       CHEESECAKE FACTORY INCORPORATED+                           45,228
  3,371       DARDEN RESTAURANTS INCORPORATED                            70,825
  1,237       DAVE & BUSTER'S INCORPORATED+                              19,421
  1,062       IHOP CORPORATION                                           36,851
  1,193       JACK IN THE BOX INCORPORATED+                              33,690
  2,395       KRISPY KREME DOUGHNUTS INCORPORATED+                       30,847
 16,037       MCDONALD'S CORPORATION                                    433,320
  2,336       OUTBACK STEAKHOUSE INCORPORATED                            91,431
  2,518       WENDY'S INTERNATIONAL INCORPORATED                         86,544
  4,355       YUM! BRANDS INCORPORATED                                  172,937

                                                                      1,126,326
                                                                   ------------

EDUCATIONAL SERVICES - 0.12%
  2,135       APOLLO GROUP INCORPORATED CLASS A+                        166,530
  1,466       CAREER EDUCATION CORPORATION+                              45,211
  1,867       DEVRY INCORPORATED+                                        36,257
    673       ITT EDUCATIONAL SERVICES INCORPORATED+                     23,266

                                                                        271,264
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.70%
  8,509       AES CORPORATION+                                           85,856
  4,786       ALLIED WASTE INDUSTRIES INCORPORATED+                      49,009
  3,457       AMEREN CORPORATION                                        161,753
  5,646       AMERICAN ELECTRIC POWER COMPANY
                INCORPORATED                                            184,794
 11,700       BG GROUP PLC ADR                                          367,965
  1,631       BLACK HILLS CORPORATION                                    45,423
  4,534       CALPINE CORPORATION+                                       15,506
  1,670       CASCADE NATURAL GAS CORPORATION                            34,786
  6,192       CENTERPOINT ENERGY INCORPORATED                            67,740
  1,483       CENTRAL VERMONT PUBLIC SERVICE                             31,217
  3,965       CINERGY CORPORATION                                       160,503
  6,843       CITIZENS COMMUNICATIONS COMPANY                            86,427
  3,951       CONSOLIDATED EDISON INCORPORATED                          166,732
  3,555       CONSTELLATION ENERGY GROUP INCORPORATED                   146,110
  4,203       DOMINION RESOURCES INCORPORATED                           272,733
  2,991       DTE ENERGY COMPANY                                        123,588
 12,195       DUKE ENERGY CORPORATION                                   269,997
  6,430       E.ON AG                                                   458,138
  6,168       EDISON INTERNATIONAL                                      165,796
  8,763       EL PASO CORPORATION                                        71,681
 20,596       ENDESA SA ADR                                             383,086
  3,449       ENTERGY CORPORATION                                       207,975
  9,484       EXELON CORPORATION                                        349,485
  5,273       FIRSTENERGY CORPORATION                                   212,186
  2,819       FPL GROUP INCORPORATED                                    195,075
  3,098       HAWAIIAN ELECTRIC INDUSTRIES
                INCORPORATED                                             79,959
110,000       HONG KONG ELECTRIC HOLDINGS
                LIMITED ADR                                             490,776
  5,430       INTERNATIONAL POWER PLC+                                  149,108
  2,042       KINDER MORGAN INCORPORATED                                123,541
  2,170       LACLEDE GROUP INCORPORATED                                 62,626
  7,520       NATIONAL GRID TRANSCO PLC                                 318,923
  1,836       NICOR INCORPORATED                                         65,821
  5,095       NISOURCE INCORPORATED                                     105,976
  1,914       NSTAR                                                      93,403
  3,585       NUI CORPORATION+                                           47,967
  6,235       PG&E CORPORATION+                                         182,000
  1,674       PINNACLE WEST CAPITAL CORPORATION                          70,660
  3,506       PPL CORPORATION                                           167,692
  3,287       PROGRESS ENERGY INCORPORATED                              144,266
  3,301       PUBLIC SERVICE ENTERPRISE GROUP
              INCORPORATED                                              139,764
  4,883       RELIANT RESOURCES INCORPORATED+                            48,635
  3,049       REPUBLIC SERVICES INCORPORATED                             85,220
  6,949       RWE AG                                                    339,495

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  9,845       SCOTTISH POWER PLC                                   $    287,868
  4,361       SEMPRA ENERGY                                             157,650
  1,541       SOUTH JERSEY INDUSTRIES INCORPORATED                       69,653
  9,613       SOUTHERN COMPANY                                          291,755
    309       TEXAS GENCO HOLDINGS INCORPORATED                          14,307
  4,526       TXU CORPORATION                                           188,417
  1,162       UIL HOLDINGS CORPORATION                                   57,031
  6,961       WASTE MANAGEMENT INCORPORATED                             193,446
  6,951       WILLIAMS COMPANIES INCORPORATED                            82,647
  7,369       XCEL ENERGY INCORPORATED                                  130,063

                                                                      8,502,230
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 7.87%
  2,226       ADVANCED FIBRE COMMUNICATIONS
                INCORPORATED+                                            38,220
  5,489       ADVANCED MICRO DEVICES INCORPORATED+                       62,739
 17,193       ALCATEL SA ADR+                                           201,674
  5,474       ALTERA CORPORATION+                                       103,568
  4,781       AMERICAN POWER CONVERSION CORPORATION                      80,321
  2,897       AMKOR TECHNOLOGY INCORPORATED+                             11,009
  4,885       ANALOG DEVICES INCORPORATED                               169,607
  3,820       ANDREW CORPORATION+                                        42,364
  6,538       APPLIED MICRO CIRCUITS CORPORATION+                        21,902
    707       APPLIED SIGNAL TECHNOLOGY INCORPORATED                     24,526
    773       ARTISAN COMPONENTS INCORPORATED+                           21,296
  7,046       ASML HOLDING NV NY SHARES+                                 91,175
  1,037       ATMI INCORPORATED+                                         19,537
  1,562       AVX CORPORATION                                            18,088
  1,329       BENCHMARK ELECTRONICS INCORPORATED+                        38,222
  3,549       BROADCOM CORPORATION CLASS A+                              96,320
  1,325       C&D TECHNOLOGIES INCORPORATED                              21,333
  4,239       CANON INCORPORATED ADR                                    203,345
    494       CERADYNE INCORPORATED+                                     19,231
 11,617       CHARTERED SEMICONDUCTOR+                                   73,187
  8,531       CIENA CORPORATION+                                         15,526
  3,509       COMVERSE TECHNOLOGY INCORPORATED+                          61,443
  5,952       CONEXANT SYSTEMS INCORPORATED+                              8,869
  1,440       CREE INCORPORATED+                                         36,014
  1,318       CYMER INCORPORATED+                                        35,217
  3,055       CYPRESS SEMICONDUCTOR+                                     29,817
    819       DITECH COMMUNICATIONS CORPORATION+                         17,625
  1,968       DSP GROUP INCORPORATED+                                    37,412
  1,185       DUPONT PHOTOMASKS INCORPORATED+                            18,510
  1,174       ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                24,290
  5,165       EMERSON ELECTRIC COMPANY                                  321,521
  1,311       ENERGIZER HOLDINGS INCORPORATED+                           54,197
  1,656       FAIRCHILD SEMICONDUCTOR INTERNATIONAL
                INCORPORATED+                                            20,419
  6,567       GEMSTAR-TV GUIDE INTERNATIONAL
                INCORPORATED+                                            34,674
138,907       GENERAL ELECTRIC COMPANY                                4,554,761
  1,781       GRAFTECH INTERNATIONAL LIMITED+                            18,985
    834       HARMAN INTERNATIONAL INDUSTRIES
                INCORPORATED                                             80,639
  1,353       HARRIS CORPORATION                                         65,161
  7,387       INFINEON TECHNOLOGIES AG ADR+                              72,467
  1,228       INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                   26,991
  3,599       INTEGRATED DEVICE TECHNOLOGY
                INCORPORATED+                                            38,545
 85,317       INTEL CORPORATION                                       1,816,399
  1,327       INTERDIGITAL COMMUNICATIONS
                CORPORATION+                                             20,688
 21,792       INTERNATIONAL BUSINESS MACHINES
                CORPORATION                                           1,845,565
  1,472       INTERNATIONAL RECTIFIER CORPORATION+                       48,370
  3,049       INTERSIL CORPORATION CLASS A                               53,144
  3,388       JABIL CIRCUIT INCORPORATED+                                69,894
 13,825       JDS UNIPHASE CORPORATION+                                  42,996
  2,926       KLA-TENCOR CORPORATION+                                   109,315
 13,328       KONINKLIJKE (ROYAL) PHILIPS
                ELECTRONICS NV NY SHARES                                309,210
  1,343       L-3 COMMUNICATIONS HOLDINGS
                INCORPORATED                                             84,126
  2,886       LATTICE SEMICONDUCTOR CORPORATION+                         13,160
  4,011       LINEAR TECHNOLOGY CORPORATION                             143,473
    645       LITTELFUSE INCORPORATED+                                   23,491
  8,425       LSI LOGIC CORPORATION+                                     40,693
 48,979       LUCENT TECHNOLOGIES INCORPORATED+                         153,304
 17,072       MATSUSHITA ELECTRIC INDUSTRIAL COMPANY
                LIMITED ADR                                             230,472
  4,108       MAXIM INTEGRATED PRODUCTS INCORPORATED                    178,410
  1,893       MAYTAG CORPORATION                                         38,295
  2,602       MCDATA CORPORATION CLASS A+                                13,426
  1,035       MERIX CORPORATION+                                         10,309
  3,587       MICROCHIP TECHNOLOGY INCORPORATED                          94,661
  7,678       MICRON TECHNOLOGY INCORPORATED+                            88,374
  2,961       MINDSPEED TECHNOLOGIES INCORPORATED+                        8,972
 46,296       MINEBEA COMPANY LIMITED ADR                               392,322
  3,414       MOLEX INCORPORATED                                         98,562
 30,386       MOTOROLA INCORPORATED                                     490,734
  1,515       MYKROLIS CORPORATION+                                      13,377
  1,105       NATIONAL PRESTO INDUSTRIES INCORPORATED                    44,974
  4,976       NATIONAL SEMICONDUCTOR CORPORATION+                        66,330
  5,011       NETWORK APPLIANCE INCORPORATED+                           100,571
 44,034       NOKIA OYJ ADR                                             523,124
  2,130       NOVELLUS SYSTEMS INCORPORATED+                             52,036
  2,599       NVIDIA CORPORATION+                                        32,384
  1,001       OMNIVISION TECHNOLOGIES INCORPORATED+                      10,440
  8,730       OMRON CORPORATION                                         186,938
  1,425       OPENWAVE SYSTEMS INCORPORATED+                             13,281
  1,202       PHOTRONICS INCORPORATED+                                   17,249
  1,060       PLANTRONICS INCORPORATED                                   41,181
  2,153       PMC-SIERRA INCORPORATED+                                   20,109
  2,714       POLYCOM INCORPORATED+                                      53,004
  3,530       POWER-ONE INCORPORATED+                                    26,510
  2,579       POWERWAVE TECHNOLOGIES+                                    15,603
  1,499       QLOGIC CORPORATION+                                        39,139
 21,040       QUALCOMM INCORPORATED                                     800,572
  2,021       RAMBUS INCORPORATED+                                       25,909
  2,591       RF MICRO DEVICES INCORPORATED+                             13,266
  3,488       ROCKWELL COLLINS INCORPORATED                             119,952
    500       ROGERS CORPORATION+                                        23,195

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
 10,522       SANMINA-SCI CORPORATION+                             $     72,812
 11,974       SANYO ELECTRIC CO LIMITED                                 205,115
  2,462       SCIENTIFIC-ATLANTA INCORPORATED                            67,065
  1,183       SEMTECH CORPORATION+                                       21,400
  1,273       SILICON IMAGE INCORPORATED+                                14,003
    938       SILICON LABORATORIES INCORPORATED+                         30,757
  8,378       SIRIUS SATELLITE RADIO INCORPORATED+                       19,437
  2,104       SKYWORKS SOLUTIONS INCORPORATED+                           17,526
    711       SOHU.COM INCORPORATED+                                     10,565
 13,480       SOLECTRON CORPORATION+                                     69,557
  6,754       SONY CORPORATION ADR                                      234,161
  4,628       SPATIALIGHT INCORPORATED+                                  23,047
  8,118       STMICROELECTRONICS NV NY SHARES                           138,899
  2,801       TDK CORPORATION ADR                                       185,958
 19,317       TELEFONAKTIEBOLAGET LM ERICSSON ADR+                      522,332
  7,706       TELLABS INCORPORATED+                                      69,893
 22,367       TEXAS INSTRUMENTS INCORPORATED                            437,051
  1,906       THOMAS & BETTS CORPORATION+                                46,888
  3,387       TRIQUINT SEMICONDUCTOR INCORPORATED+                       12,871
  7,203       VALENCE TECHNOLOGY INCORPORATED+                           20,385
    752       VARIAN SEMICONDUCTOR EQUIPMENT
                ASSOCIATES INCORPORATED+                                 21,056
  3,879       VISHAY INTERTECHNOLOGY INCORPORATED+                       49,457
  4,018       VITESSE SEMICONDUCTOR CORPORATION+                         10,125
    750       WHIRLPOOL CORPORATION                                      45,855
  4,507       XILINX INCORPORATED                                       123,627
  1,217       ZORAN CORPORATION+                                         19,156

                                                                     18,077,254
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.56%
    900       AFFYMETRIX INCORPORATED+                                   25,020
    733       AMERICAN HEALTHCORP+                                       19,791
  1,328       AMYLIN PHARMACEUTICALS INCORPORATED+                       26,281
  1,948       APPLERA CORPORATION-CELERA GENOMICS
                GROUP+                                                   20,980
    661       ATRIX LABORATORIES INCORPORATED+                           19,539
  3,704       AXONYX INCORPORATED+                                       15,742
  5,067       BEARINGPOINT INCORPORATED+                                 40,891
    851       CDI CORPORATION                                            17,871
  1,415       CELGENE CORPORATION+                                       80,301
  1,143       CEPHALON INCORPORATED+                                     53,732
  1,692       CORNELL COMPANIES INCORPORATED+                            20,304
    615       CORPORATE EXECUTIVE BOARD COMPANY                          36,199
  6,335       CURAGEN CORPORATION+                                       33,069
  2,267       CV THERAPEUTICS INCORPORATED+                              29,086
    808       ERESEARCH TECHNOLOGY INCORPORATED+                         16,249
  1,414       FLUOR CORPORATION                                          60,449
    639       GEN-PROBE INCORPORATED+                                    23,068
  1,537       ICOS CORPORATION+                                          40,100
229,595       INVENSYS PLC+                                             121,846
  2,055       MOODY'S CORPORATION                                       140,891
  1,018       NAVIGANT CONSULTING INCORPORATED+                          19,515
    978       OMNICELL INCORPORATED+                                     12,000
  4,780       PAYCHEX INCORPORATED                                      141,823
  1,324       QUEST DIAGNOSTICS INCORPORATED                            113,334
    527       RESOURCES CONNECTION INCORPORATED+                         17,275
 10,589       SERVICEMASTER COMPANY                                     131,621
  1,119       TELIK INCORPORATED+                                        21,194

                                                                      1,298,171
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.41%
    815       AMERON INTERNATIONAL CORPORATION                           29,625
  1,396       BALL CORPORATION                                           52,127
  1,112       COMPX INTERNATIONAL INCORPORATED+                          17,736
  1,759       CRANE COMPANY                                              47,493
  1,876       FORTUNE BRANDS INCORPORATED                               137,229
  3,523       ILLINOIS TOOL WORKS INCORPORATED                          321,615
  6,706       MASCO CORPORATION                                         215,464
    913       METALS USA INCORPORATED+                                   14,718
    981       NCI BUILDING SYSTEMS INCORPORATED+                         30,097
  1,791       SNAP-ON INCORPORATED                                       56,900
    541       TASER INTERNATIONAL INCORPORATED+                          14,926
  1,158       WATER PIK TECHNOLOGIES INCORPORATED+                       15,494

                                                                        953,424
                                                                   ------------

FINANCIAL SERVICES - 0.03%
  4,932       JANUS CAPITAL GROUP INCORPORATED                           67,766
                                                                   ------------

FOOD & KINDRED PRODUCTS - 3.10%
    469       ADOLPH COORS COMPANY CLASS B                               32,122
    823       AMERICAN ITALIAN PASTA COMPANY CLASS A                     22,262
  8,864       ANHEUSER-BUSCH COMPANIES INCORPORATED                     468,019
 10,789       ARCHER-DANIELS-MIDLAND COMPANY                            172,300
  9,517       CADBURY SCHWEPPES PLC ADR                                 310,730
  4,902       CAMPBELL SOUP COMPANY                                     127,256
 27,653       COCA COLA COMPANY                                       1,236,366
  4,143       COCA COLA ENTERPRISES INCORPORATED                         85,553
  7,404       CONAGRA FOODS INCORPORATED                                193,985
  2,015       DEL MONTE FOODS COMPANY+                                   21,258
  6,505       DIAGEO PLC ADR                                            324,925
  4,114       GENERAL MILLS INCORPORATED                                194,387
 18,076       GROUPE DANONE ADR                                         291,927
  1,062       HANSEN NATURAL CORPORATION+                                25,212
  2,460       HERSHEY FOODS CORPORATION                                 118,769
  4,250       HJ HEINZ COMPANY                                          161,118
  3,512       HORMEL FOODS CORPORATION                                   93,770
  1,563       JM SMUCKER COMPANY                                         71,867
  3,747       KELLOGG COMPANY                                           157,299
 26,192       KIRIN BREWERY COMPANY LIMITED                             238,347
  4,044       KRAFT FOODS INCORPORATED CLASS A                          126,496
  3,379       MCCORMICK & COMPANY INCORPORATED                          113,365
    784       MGP INGREDIENTS INCORPORATED                                7,221
 14,360       NESTLE SA ADR                                             847,921
  3,290       PEPSI BOTTLING GROUP INCORPORATED                          88,139
  4,217       PEPSIAMERICAS INCORPORATED                                 83,665
 20,922       PEPSICO INCORPORATED                                    1,046,100
 10,933       SARA LEE CORPORATION                                      241,947
  4,474       TYSON FOODS INCORPORATED CLASS A                           73,732
  2,240       WM WRIGLEY JR COMPANY                                     138,947

                                                                      7,115,005
                                                                   ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

FOOD STORES - 0.67%
  5,159       ALBERTSON'S INCORPORATED                             $    126,808
  9,287       COLES MYER LIMITED ADR                                    468,994
 12,798       KONINKLIJKE AHOLD NV ADR+                                  80,371
  9,968       KROGER COMPANY+                                           164,771
  5,822       STARBUCKS CORPORATION+                                    251,743
 25,880       TESCO PLC ADR                                             371,523
    715       WHOLE FOODS MARKET INCORPORATED                            55,577
  3,083       WINN-DIXIE STORES INCORPORATED+                            12,856

                                                                      1,532,643
                                                                   ------------

FORESTRY - 0.07%
  2,715       WEYERHAEUSER COMPANY                                      169,715
                                                                   ------------

FURNITURE & FIXTURES - 0.20%
  1,842       HERMAN MILLER INCORPORATED                                 46,400
  1,404       HILLENBRAND INDUSTRIES INCORPORATED                        78,989
  1,124       HNI CORPORATION                                            44,061
  2,266       HOOKER FURNITURE CORPORATION                               60,094
  4,877       LEGGETT & PLATT INCORPORATED                              131,142
  4,086       NEWELL RUBBERMAID INCORPORATED                             87,972
  1,036       SELECT COMFORT CORPORATION+                                16,452

                                                                        465,110
                                                                   ------------

GENERAL MERCHANDISE STORES - 0.65%
  3,110       BIG LOTS INCORPORATED+                                     37,911
  5,264       DOLLAR GENERAL CORPORATION                                103,701
  2,855       FAMILY DOLLAR STORES INCORPORATED                          75,515
  2,700       FEDERATED DEPARTMENT STORES
                INCORPORATED                                            117,180
  2,606       FOOT LOCKER INCORPORATED                                   58,296
  1,014       FRED'S INCORPORATED                                        14,105
  3,626       JC PENNEY COMPANY INCORPORATED                            138,948
    535       KMART HOLDING CORPORATION+                                 40,992
  4,343       MAY DEPARTMENT STORES COMPANY                             106,447
  3,326       SEARS ROEBUCK & COMPANY                                   127,319
 11,375       TARGET CORPORATION                                        507,098
  7,490       TJX COMPANIES INCORPORATED                                158,488

                                                                      1,486,000
                                                                   ------------

HEALTH SERVICES - 0.66%
    452       AMEDISYS INCORPORATED+                                     11,698
  4,553       BIOGEN IDEC INCORPORATED+                                 270,129
  6,402       CAREMARK RX INCORPORATED+                                 183,737
    826       COVANCE INCORPORATED+                                      30,934
  1,148       DAVITA INCORPORATED+                                       34,796
  1,265       ENZON PHARMACEUTICALS INCORPORATED+                        17,609
  2,517       FIRST HEALTH GROUP CORPORATION+                            38,384
  6,468       HCA INCORPORATED                                          251,023
  4,665       HEALTH MANAGEMENT ASSOCIATION
                INCORPORATED CLASS A                                     89,195
  3,414       HUMAN GENOME SCIENCES INCORPORATED+                        36,769
  3,587       IMMUNOMEDICS INCORPORATED+                                 10,079
    741       INVERESK RESEARCH GROUP INCORPORATED+                      26,313
  2,117       LABORATORY CORPORATION OF AMERICA
                HOLDINGS+                                                88,046
    488       LCA-VISION INCORPORATED                                    11,507
  1,498       LINCARE HOLDINGS INCORPORATED+                             48,146
  1,420       MANOR CARE INCORPORATED                                    43,551
    979       NEIGHBORCARE INCORPORATED+                                 24,857
    905       ODYSSEY HEALTHCARE INCORPORATED+                           16,037
    401       PEDIATRIX MEDICAL GROUP INCORPORATED+                      28,110
  1,523       RENAL CARE GROUP INCORPORATED+                             48,233
  1,649       SELECT MEDICAL CORPORATION                                 21,899
    524       SIERRA HEALTH SERVICES INCORPORATED+                       22,595
  6,007       TENET HEALTHCARE CORPORATION+                              62,593
    823       TRIAD HOSPITALS INCORPORATED+                              26,163
    702       UNITED SURGICAL PARTNERS INTERNATIONAL
                INCORPORATED+                                            25,349
  1,272       UNIVERSAL HEALTH SERVICES CLASS B                          57,304

                                                                      1,525,056
                                                                   ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.68%
    977       4KIDS ENTERTAINMENT INCORPORATED+                          17,029
  2,944       ACADIA REALTY TRUST                                        43,130
  1,344       AMERICAN HOME MORTGAGE INVESTMENT
                CORPORATION                                              36,584
  5,364       ARCHSTONE-SMITH TRUST                                     167,625
  2,461       BEDFORD PROPERTY INVESTORS                                 76,045
  2,625       BOSTON PROPERTIES INCORPORATED                            145,635
  1,665       CAPITAL TRUST INCORPORATED NY CLASS A                      44,872
  2,621       CAPSTEAD MORTGAGE CORPORATION                              36,904
  3,661       CEDAR SHOPPING CENTERS INCORPORATED                        49,606
  1,506       CORPORATE OFFICE PROPERTIES TRUST
                SBI MD                                                   39,834
  1,343       CORRECTIONAL PROPERTIES TRUST                              35,925
  5,109       CRESCENT REAL ESTATE EQUITIES COMPANY                      81,591
  4,923       DUKE REALTY CORPORATION                                   167,382
  1,183       EASTGROUP PROPERTIES INCORPORATED                          39,926
  1,539       ENTERTAINMENT PROPERTIES TRUST                             57,482
  5,834       EQUITY OFFICE PROPERTIES TRUST                            166,619
  4,653       EQUITY RESIDENTIAL                                        150,711
  2,344       FELCOR LODGING TRUST INCORPORATED+                         27,448
  2,169       GENERAL GROWTH PROPERTIES INCORPORATED                     65,439
    980       HEADWATERS INCORPORATED+                                   29,998
  1,716       HERITAGE PROPERTY INVESTMENT TRUST                         49,867
  8,033       HOST MARRIOTT CORPORATION+                                107,241
  1,915       IMPAC MORTGAGE HOLDINGS INCORPORATED                       49,426
  3,190       ISTAR FINANCIAL INCORPORATED                              128,366
  1,714       KILROY REALTY CORPORATION                                  64,875
  3,375       KIMCO REALTY CORPORATION                                  169,830
  3,565       KRAMONT REALTY TRUST                                       65,881
  1,356       LASALLE HOTEL PROPERTIES                                   38,293
  1,595       MANUFACTURED HOME COMMUNITIES
                INCORPORATED                                             53,385
  1,411       MID-AMERICA APARTMENT COMMUNITIES
                INCORPORATED                                             55,946
 20,147       MITSUBISHI TOKYO FINANCIAL GROUP
                INCORPORATED ADR                                        182,532
  1,622       NATIONAL HEALTH INVESTORS INCORPORATED                     46,778
    777       NOVASTAR FINANCIAL INCORPORATED                            31,266
  1,191       PARKWAY PROPERTIES INCORPORATED                            56,275
  1,359       PENNSYLVANIA REAL ESTATE INVESTMENT
                TRUST                                                    51,995
  4,204       PLUM CREEK TIMBER COMPANY                                 138,900
  2,970       PUBLIC STORAGE INCORPORATED                               151,024

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  1,904       RAIT INVESTMENT TRUST                                $     51,218
  2,067       RAMCO-GERSHENSON PROPERTIES                                55,850
    658       REDWOOD TRUST INCORPORATED                                 38,861
  1,554       SAUL CENTERS INCORPORATED                                  51,670
  2,908       SIMON PROPERTY GROUP INCORPORATED                         162,703
  1,598       SOVRAN SELF STORAGE INCORPORATED                           63,361
  1,663       TANGER FACTORY OUTLET CENTERS
                INCORPORATED                                             73,338
  2,899       THE ROUSE COMPANY                                         192,639
  1,792       TOWN & COUNTRY TRUST                                       45,499
  2,652       U.S. RESTAURANT PROPERTIES INCORPORATED                    44,076
  2,665       VORNADO REALTY TRUST                                      167,255

                                                                      3,868,135
                                                                   ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.23%
  4,143       BED BATH & BEYOND INCORPORATED+                           155,031
  3,712       BEST BUY COMPANY INCORPORATED                             172,682
  3,004       CIRCUIT CITY STORES INCORPORATED                           38,962
    634       COST PLUS INCORPORATED+                                    21,721
  3,110       RADIO SHACK CORPORATION                                    83,784
  1,467       WILLIAMS-SONOMA INCORPORATED+                              51,330

                                                                        523,510
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.24%
  3,969       EMPIRE RESORTS INCORPORATED+                               34,927
  7,778       HILTON HOTELS CORPORATION                                 138,837
    805       MANDALAY RESORT GROUP                                      54,611
  3,088       MARRIOTT INTERNATIONAL INCORPORATED
                CLASS A                                                 146,526
  1,502       MGM MIRAGE+                                                62,093
  2,382       STARWOOD HOTELS & RESORTS
                WORLDWIDE INCORPORATED                                  105,284

                                                                        542,278
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 4.07%
  9,548       3M COMPANY                                                786,373
    664       ACTUANT CORPORATION CLASS A+                               25,126
  2,625       AMERICAN STANDARD COMPANIES
                INCORPORATED+                                            98,726
  5,366       APPLE COMPUTER INCORPORATED+                              185,073
 22,138       APPLIED MATERIALS INCORPORATED+                           351,773
  4,536       BAKER HUGHES INCORPORATED                                 178,401
  1,308       BHA GROUP HOLDINGS INCORPORATED                            49,704
  1,524       BLACK & DECKER CORPORATION                                105,049
    502       BLACK BOX CORPORATION                                      18,192
  6,171       BROCADE COMMUNICATIONS SYSTEMS
                INCORPORATED+                                            30,423
  1,061       BROOKS AUTOMATION INCORPORATED+                            13,188
    895       CASCADE CORPORATION                                        23,091
  4,284       CATERPILLAR INCORPORATED                                  311,447
  1,284       CDW CORPORATION                                            75,114
 89,644       CISCO SYSTEMS INCORPORATED+                             1,681,721
  1,082       COOPER CAMERON CORPORATION+                                55,106
  3,294       DEERE & COMPANY                                           208,411
 33,677       DELL INCORPORATED+                                      1,173,307
  1,635       DIEBOLD INCORPORATED                                       79,935
  1,390       DOT HILL SYSTEMS CORPORATION+                              10,647
  2,906       DOVER CORPORATION                                         109,643
 31,888       EMC CORPORATION+                                          343,434
  1,979       EMULEX CORPORATION+                                        20,997
    456       ENGINEERED SUPPORT SYSTEMS INCORPORATED                    19,704
    504       EQUINIX INCORPORATED+                                      16,022
  1,139       FLOWSERVE CORPORATION+                                     26,129
  7,604       GATEWAY INCORPORATED+                                      33,382
  4,333       GRANT PRIDECO INCORPORATED+                                79,164
  3,067       HITACHI LIMITED ADR                                       193,436
    838       JOY GLOBAL INCORPORATED                                    25,400
  7,066       JUNIPER NETWORKS INCORPORATED+                            161,741
 11,336       KOMATSU LIMITED ADR                                       277,241
  2,459       LAM RESEARCH CORPORATION+                                  52,991
  1,721       LEXMARK INTERNATIONAL INCORPORATED+                       152,222
  1,624       LINDSAY MANUFACTURING COMPANY                              40,535
 29,711       MAKITA CORPORATION                                        442,991
    914       MANITOWOC COMPANY INCORPORATED                             30,308
 25,869       NEC CORPORATION ADR                                       166,079
    982       NORDSON CORPORATION                                        33,673
  2,615       PALL CORPORATION                                           63,701
    752       PALMONE INCORPORATED+                                      24,553
  1,737       PARKER HANNIFIN CORPORATION                                94,441
  2,769       PENTAIR INCORPORATED                                       92,042
  2,735       PITNEY BOWES INCORPORATED                                 119,137
  1,256       ROBBINS & MYERS INCORPORATED                               23,990
  2,282       SANDISK CORPORATION+                                       53,285
  1,036       SCIENTIFIC GAMES CORPORATION CLASS A+                      17,643
  7,802       SIEMENS AG                                                538,728
  1,804       SMITH INTERNATIONAL INCORPORATED+                         102,792
  1,390       SPX CORPORATION                                            50,721
  1,235       STANLEY WORKS                                              53,426
  2,411       STORAGE TECHNOLOGY CORPORATION+                            58,467
  4,304       SYMBOL TECHNOLOGIES INCORPORATED                           55,522
  1,020       TENNANT COMPANY                                            41,055
    900       TEREX CORPORATION+                                         32,517
    488       TORO COMPANY                                               31,803
    711       TRANSACT TECHNOLOGIES INCORPORATED+                        12,656
  2,378       VARIAN MEDICAL SYSTEMS INCORPORATED+                       78,831
  4,518       WESTERN DIGITAL CORPORATION+                               33,704
  1,319       ZEBRA TECHNOLOGIES CORPORATION
                CLASS A+                                                 75,352

                                                                      9,340,265
                                                                   ------------

INSURANCE AGENTS, BROKERS &
SERVICE - 0.42%
  4,803       AON CORPORATION                                           124,638
    838       HILB, ROGAL & HAMILTON COMPANY                             28,526
  1,577       JEFFERSON-PILOT CORPORATION                                75,538
    797       LABONE INCORPORATED+                                       23,296
  6,713       MARSH & MCLENNAN COMPANIES
                INCORPORATED                                            300,004
  3,356       MEDCO HEALTH SOLUTIONS INCORPORATED+                      104,808
  6,096       METLIFE INCORPORATED                                      227,076
  1,031       NATIONAL FINANCIAL PARTNERS CORPORATION                    35,466
  3,315       UNUMPROVIDENT CORPORATION                                  53,637

                                                                        972,989
                                                                   ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

INSURANCE CARRIERS - 3.96%
 13,413       AEGON NV                                             $    144,056
  2,095       AETNA INCORPORATED                                        194,102
  6,886       AFLAC INCORPORATED                                        276,129
     97       ALLEGHANY CORPORATION+                                     25,221
 17,718       ALLIANZ AG ADR                                            171,687
    994       ALLMERICA FINANCIAL CORPORATION+                           28,826
  8,359       ALLSTATE CORPORATION                                      394,628
  1,342       AMBAC FINANCIAL GROUP INCORPORATED                        101,321
 29,921       AMERICAN INTERNATIONAL GROUP
                INCORPORATED                                          2,131,572
  1,198       AMERICAN MEDICAL SECURITY GROUP
                INCORPORATED+                                            27,003
  1,029       AMERICAN NATIONAL INSURANCE COMPANY                        97,755
  1,935       ANTHEM INCORPORATED+                                      157,199
 16,551       AXA ADR                                                   340,123
    620       CENTENE CORPORATION+                                       24,515
  2,036       CHUBB CORPORATION                                         138,468
  1,720       CIGNA CORPORATION                                         114,483
  3,122       CINCINNATI FINANCIAL CORPORATION                          125,973
  2,982       FIDELITY NATIONAL FINANCIAL INCORPORATED                  112,272
  3,614       HARTFORD FINANCIAL SERVICES GROUP
                INCORPORATED                                            221,032
  2,339       HEALTH NET INCORPORATED+                                   60,674
 18,464       ING GROEP NV ADR                                          451,260
    975       KANSAS CITY LIFE INSURANCE COMPANY                         39,662
    754       LANDAMERICA FINANCIAL GROUP
                INCORPORATED                                             32,452
  2,330       LINCOLN NATIONAL CORPORATION                              105,549
  2,449       LOEWS CORPORATION                                         139,103
    222       MARKEL CORPORATION+                                        65,235
  1,832       MBIA INCORPORATED                                         104,919
  1,200       MERCURY GENERAL CORPORATION                                60,180
  1,165       MGIC INVESTMENT CORPORATION                                79,535
  1,720       MILLEA HOLDINGS INCORPORATED                              118,303
  4,063       OLD REPUBLIC INTERNATIONAL CORPORATION                     95,684
  1,007       PACIFICARE HEALTH SYSTEMS INCORPORATED+                    32,838
    538       PHILADELPHIA CONSOLIDATED HOLDING
                CORPORATION+                                             28,654
  1,533       PMI GROUP INCORPORATED                                     63,665
  4,050       PRINCIPAL FINANCIAL GROUP INCORPORATED                    140,575
  2,744       PROGRESSIVE CORPORATION                                   220,343
  7,375       PRUDENTIAL FINANCIAL INCORPORATED                         340,578
  1,870       RADIAN GROUP INCORPORATED                                  82,841
  1,986       SAFECO CORPORATION                                         95,666
  8,899       ST PAUL COMPANIES INCORPORATED                            308,706
    531       STANCORP FINANCIAL GROUP INCORPORATED                      38,498
  1,357       STEWART INFORMATION SERVICES CORPORATION                   22,675
  4,193       SWISS REINSURANCE COMPANY ADR                             237,087
  2,222       TORCHMARK CORPORATION                                     114,389
    625       TRANSATLANTIC HOLDING INCORPORATED                         33,938
  8,903       UNITEDHEALTH GROUP INCORPORATED                           588,755
  1,719       UNITRIN INCORPORATED                                       72,112
  1,129       W.R. BERKLEY CORPORATION                                   45,589
  2,168       WELLPOINT HEALTH NETWORKS
                INCORPORATED+                                           212,854
    648       ZENITH NATIONAL INSURANCE CORPORATION                      28,007
 15,181       ZURICH FINANCIAL SERVICES AG ADR+                         211,603

                                                                      9,098,294
                                                                   ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
    838       CORRECTIONS CORPORATION OF AMERICA+                        29,028
  1,156       GEO GROUP INCORPORATED+                                    22,542

                                                                         51,570
                                                                   ------------

LEATHER & LEATHER PRODUCTS - 0.06%
    638       BROWN SHOE COMPANY INCORPORATED                            16,920
  2,963       COACH INCORPORATED+                                       124,890

                                                                        141,810
                                                                   ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.09%
  1,567       COACHMEN INDUSTRIES INCORPORATED                           24,414
  3,575       GEORGIA-PACIFIC CORPORATION                               121,478
  1,320       LOUISIANA-PACIFIC CORPORATION                              32,551
    799       SKYLINE CORPORATION                                        30,522

                                                                        208,965
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 2.65%
  1,007       ABAXIS INCORPORATED+                                       15,155
    890       ADVANCED MEDICAL OPTICS INCORPORATED+                      33,126
    570       ADVANCED NEUROMODULATION SYSTEMS
                INCORPORATED+                                            16,712
 14,916       ADVANTEST CORPORATION ADR                                 237,463
  7,081       AGILENT TECHNOLOGIES INCORPORATED+                        145,160
  1,401       ALIGN TECHNOLOGY INCORPORATED+                             21,463
  1,859       ALLERGAN INCORPORATED                                     138,774
  3,949       APPLERA CORPORATION-APPLIED
                BIOSYSTEMS GROUP                                         75,189
    599       ARMOR HOLDINGS INCORPORATED+                               21,241
    701       ARTHROCARE CORPORATION+                                    16,824
  1,139       BAUSCH & LOMB INCORPORATED                                 75,117
  8,132       BAXTER INTERNATIONAL INCORPORATED                         248,351
  1,461       BECKMAN COULTER INCORPORATED                               81,509
  3,654       BECTON DICKINSON & COMPANY                                175,830
  4,121       BIOMET INCORPORATED                                       188,124
  8,896       BOSTON SCIENTIFIC CORPORATION+                            317,854
  1,918       C.R. BARD INCORPORATED                                    107,600
    845       COLE NATIONAL CORPORATION+                                 23,026
  1,792       CREDENCE SYSTEMS CORPORATION+                              11,953
    548       CYBERONICS INCORPORATED+                                    9,382
    639       CYBEROPTICS CORPORATION+                                   11,189
  3,339       DANAHER CORPORATION                                       171,691
  4,061       EASTMAN KODAK COMPANY                                     120,124
    651       FARO TECHNOLOGIES INCORPORATED+                            13,391
    926       FEI COMPANY+                                               17,585
  1,932       FISHER SCIENTIFIC INTERNATIONAL
                INCORPORATED+                                           110,066
  9,050       FUJI PHOTO FILM COMPANY LIMITED ADR                       286,152
  4,074       GUIDANT CORPORATION                                       243,625
    909       HOLOGIC INCORPORATED+                                      16,835
    691       INTEGRA LIFESCIENCES HOLDINGS+                             20,640

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  1,040       INTUITIVE SURGICAL INCORPORATED+                     $     25,220
    453       INVISION TECHNOLOGIES INCORPORATED+                        21,291
    827       KEITHLEY INSTRUMENTS INCORPORATED                          13,315
    598       KENSEY NASH CORPORATION+                                   17,097
    530       LASERSCOPE+                                                10,494
    963       MEASUREMENT SPECIALTIES INCORPORATED+                      22,447
 15,643       MEDTRONIC INCORPORATED                                    778,239
    945       MENTOR CORPORATION                                         33,245
  1,043       MILLIPORE CORPORATION+                                     52,463
    801       OCULAR SCIENCES INCORPORATED+                              34,924
  8,507       OLYMPUS CORPORATION ADR                                   161,233
  2,350       PERKINELMER INCORPORATED                                   41,078
    563       PHOTON DYNAMICS INCORPORATED+                              12,651
    655       POSSIS MEDICAL INCORPORATED+                               11,462
  5,308       RAYTHEON COMPANY                                          184,347
    883       RESMED INCORPORATED+                                       42,181
  2,261       RICOH COMPANY LIMITED ADR                                 221,475
  3,265       ROCKWELL AUTOMATION INCORPORATED                          127,335
  2,401       ST. JUDE MEDICAL INCORPORATED+                            161,467
  4,162       STRYKER CORPORATION                                       188,539
  1,724       SYBRON DENTAL SPECIALTIES INCORPORATED+                    48,065
    734       TECHNE CORPORATION+                                        28,435
  2,268       TEKTRONIX INCORPORATED                                     64,797
  2,915       TERADYNE INCORPORATED+                                     37,516
  3,522       THERMO ELECTRON CORPORATION+                               92,523
  5,599       THERMOGENESIS+                                             21,948
  1,018       TRIMBLE NAVIGATION LIMITED+                                28,036
  1,376       UNITED INDUSTRIAL CORPORATION NEW YORK                     41,376
  1,350       VARIAN INCORPORATED+                                       53,082
  1,138       VIASYS HEALTHCARE INCORPORATED+                            16,558
    917       VISX INCORPORATED+                                         18,597
  1,999       WATERS CORPORATION+                                        86,577
    839       WRIGHT MEDICAL GROUP INCORPORATED+                         22,653
 12,128       XEROX CORPORATION+                                        162,879
  3,019       ZIMMER HOLDINGS INCORPORATED+                             215,255
    737       ZOLL MEDICAL CORPORATION+                                  24,579

                                                                      6,094,530
                                                                   ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
  1,938       WILSON GREATBATCH TECHNOLOGIES
                INCORPORATED+                                            31,744
                                                                   ------------

MEDICAL MANAGEMENT SERVICES - 0.02%
    861       COVENTRY HEALTH CARE INCORPORATED+                         43,722
                                                                   ------------

MEMBERSHIP ORGANIZATIONS - 0.00%
    955       BRIGHTPOINT INCORPORATED+                                  12,654
                                                                   ------------

METAL MINING - 0.42%
    330       CLEVELAND CLIFFS INCORPORATED+                             22,027
  2,686       FREEPORT-MCMORAN COPPER & GOLD
                INCORPORATED CLASS B                                    101,074
  5,499       NEWMONT MINING CORPORATION                                244,101
  1,403       PHELPS DODGE CORPORATION                                  114,429
  4,092       RIO TINTO PLC ADR                                         415,665
  1,414       ROYAL GOLD INCORPORATED                                    21,804
    671       SOUTHERN PERU COPPER CORPORATION                           29,860
  1,020       STILLWATER MINING COMPANY+                                 14,606

                                                                        963,566
MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.04%
  1,754       VULCAN MATERIALS COMPANY                                   83,613
                                                                   ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.55%
  2,086       EATON CORPORATION                                         125,890
  4,376       HASBRO INCORPORATED                                        81,087
 40,623       HEWLETT-PACKARD COMPANY                                   726,745
  1,499       ITT INDUSTRIES INCORPORATED                               118,571
  1,125       JAKKS PACIFIC INCORPORATED+                                22,028
 38,062       JOHNSON & JOHNSON                                       2,211,402
    888       LEAPFROG ENTERPRISES INCORPORATED+                         17,574
  6,354       MATTEL INCORPORATED                                       102,236
    799       RC2 CORPORATION+                                           25,256
  1,583       RUSS BERRIE AND COMPANY INCORPORATED                       30,552
    915       STEINWAY MUSICAL INSTRUMENTS+                              25,995
  2,469       TIFFANY & COMPANY                                          76,416

                                                                      3,563,752
                                                                   ------------

MISCELLANEOUS RETAIL - 1.61%
  1,227       ACTION PERFORMANCE COMPANIES
                INCORPORATED                                             13,399
  3,959       AMAZON.COM INCORPORATED+                                  150,996
  1,236       BLAIR CORPORATION                                          34,608
  6,231       COSTCO WHOLESALE CORPORATION                              256,530
  5,560       CVS CORPORATION                                           222,400
    748       DICK'S SPORTING GOODS INCORPORATED+                        24,220
  1,111       DILLARDS INCORPORATED CLASS A                              21,109
  2,661       DOLLAR TREE STORES INCORPORATED+                           62,560
  1,312       EXPRESS SCRIPTS INCORPORATED+                              82,918
  1,820       HANCOCK FABRICS INCORPORATED                               20,220
  1,249       MICHAELS STORES INCORPORATED                               71,605
  6,049       OFFICE DEPOT INCORPORATED+                                 96,844
    359       OVERSTOCK.COM INCORPORATED+                                11,255
  1,985       PETSMART INCORPORATED                                      55,699
    850       PRICELINE.COM INCORPORATED+                                17,748
 11,227       RITE AID CORPORATION+                                      49,399
  7,466       STAPLES INCORPORATED                                      214,125
  2,757       TOYS R US INCORPORATED+                                    44,774
 32,757       WAL-MART STORES INCORPORATED                            1,725,311
 13,228       WALGREEN COMPANY                                          482,161
    637       WORLD FUEL SERVICES CORPORATION                            22,410
    798       ZALE CORPORATION+                                          20,445

                                                                      3,700,736
                                                                   ------------

MISCELLANEOUS SERVICES - 0.12%
 14,635       ADECCO SA ADR                                             171,083
  1,713       D&B CORPORATION+                                           94,455

                                                                        265,538
                                                                   ------------

MOTION PICTURES - 0.87%
 43,986       LIBERTY MEDIA CORPORATION CLASS A+                        391,915
  1,250       MACROVISION CORPORATION+                                   29,562
  1,533       NEWS CORPORATION LIMITED ADR
                PREFERRED                                                45,607
 57,770       TIME WARNER INCORPORATED+                                 944,540
 26,196       WALT DISNEY COMPANY                                       588,100

                                                                      1,999,724
                                                                   ------------

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.34%
    998       ARKANSAS BEST CORPORATION                            $     34,381
  1,566       CNF INCORPORATED                                           64,237
    891       FORWARD AIR CORPORATION+                                   32,370
    857       HUNT (J.B.) TRANSPORT SERVICES
                INCORPORATED                                             29,052
    717       LANDSTAR SYSTEM INCORPORATED+                              37,628
    990       SCS TRANSPORTATION INCORPORATED+                           18,375
  7,313       UNITED PARCEL SERVICE INCORPORATED
                CLASS B                                                 534,215
    923       USF CORPORATION                                            31,622

                                                                        781,880
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.80%
    679       ACCREDITED HOME LENDERS HOLDING
                COMPANY+                                                 27,004
 14,281       AMERICAN EXPRESS COMPANY                                  714,336
  2,041       AMERICREDIT CORPORATION+                                   42,677
  3,237       CAPITAL ONE FINANCIAL CORPORATION                         219,339
  2,969       CIT GROUP INCORPORATED                                    106,112
  7,958       COUNTRYWIDE FINANCIAL CORPORATION                         282,907
 12,619       FANNIE MAE                                                939,485
    896       FEDERAL AGRICULTURAL MORTGAGE
                CORPORATION CLASS C+                                     17,795
    936       FINANCIAL FEDERAL CORPORATION+                             31,131
  8,925       FREDDIE MAC                                               599,046
 15,918       MBNA CORPORATION                                          384,260
    620       NEW CENTURY FINANCIAL CORPORATION                          33,257
  6,661       ORIX CORPORATION ADR                                      341,709
  5,295       PROVIDIAN FINANCIAL CORPORATION+                           76,460
  1,282       SAXON CAPITAL INCORPORATED+                                32,242
  5,837       SLM CORPORATION                                           227,760
    449       STUDENT LOAN CORPORATION                                   64,544

                                                                      4,140,064
                                                                   ------------

OIL & GAS EXTRACTION - 2.34%
  3,835       ANADARKO PETROLEUM CORPORATION                            227,109
  4,842       APACHE CORPORATION                                        216,389
  2,594       BJ SERVICES COMPANY                                       124,642
  5,632       BURLINGTON RESOURCES INCORPORATED                         204,047
  1,075       CABOT OIL AND GAS CORPORATION                              43,441
  1,157       CAL DIVE INTERNATIONAL INCORPORATED+                       34,559
  1,962       CALLON PETROLEUM COMPANY+                                  22,583
  1,054       CHENIERE ENERGY INCORPORATED+                              18,224
  2,182       CHESAPEAKE ENERGY CORPORATION                              30,832
  1,422       CIMAREX ENERGY COMPANY+                                    42,560
  2,177       DENBURY RESOURCES INCORPORATED+                            47,676
  2,821       DEVON ENERGY CORPORATION                                  182,829
  1,997       DIAMOND OFFSHORE DRILLING INCORPORATED                     50,764
  1,306       EDGE PETROLEUM CORPORATION+                                19,198
  1,569       ENCORE ACQUISITION COMPANY+                                43,775
  2,185       ENERGY PARTNERS LTD+                                       33,409
  6,551       ENI SPA ADR                                               673,967
  3,434       ENSCO INTERNATIONAL INCORPORATED                          100,135
  1,947       EOG RESOURCES INCORPORATED                                112,478
  2,252       EQUITABLE RESOURCES INCORPORATED                          118,072
  3,170       FX ENERGY INCORPORATED+                                    27,484
  6,857       HALLIBURTON COMPANY                                       200,019
  1,996       HANOVER COMPRESSOR COMPANY+                                23,014
  1,249       KERR-MCGEE CORPORATION                                     65,922
  5,933       OCCIDENTAL PETROLEUM CORPORATION                          306,439
    987       PATINA OIL & GAS CORPORATION                               26,422
    940       QUICKSILVER RESOURCES INCORPORATED+                        26,480
  1,500       REMINGTON OIL & GAS CORPORATION+                           37,140
 19,291       REPSOL YPF SA ADR                                         400,095
  2,165       ROWAN COMPANIES INCORPORATED+                              52,653
    752       SEACOR SMIT INCORPORATED+                                  32,464
  9,470       SHELL TRANSPORT & TRADING COMPANY
                PLC ADR                                                 419,521
  1,112       SOUTHWESTERN ENERGY COMPANY+                               39,554
    837       SPINNAKER EXPLORATION COMPANY+                             28,575
  1,140       ST. MARY LAND & EXPLORATION COMPANY                        39,775
    857       STONE ENERGY CORPORATION+                                  35,651
  1,219       SWIFT ENERGY COMPANY+                                      24,807
  1,218       TIDEWATER INCORPORATED                                     35,541
  2,373       TODCO+                                                     36,615
  9,121       TOTAL SA ADR                                              893,767
  3,500       UNOCAL CORPORATION                                        130,690
  2,870       VARCO INTERNATIONAL INCORPORATED+                          69,684
  3,038       XTO ENERGY INCORPORATED                                    85,185

                                                                      5,384,186
                                                                   ------------

PAPER & ALLIED PRODUCTS - 0.70%
  2,142       BEMIS COMPANY INCORPORATED                                 56,613
  1,557       BOISE CASCADE CORPORATION                                  48,718
  1,015       BOWATER INCORPORATED                                       36,469
  6,621       BUNZL PLC ADR                                             260,470
    968       GREIF INCORPORATED CLASS A                                 37,752
  5,792       INTERNATIONAL PAPER COMPANY                               231,796
  5,760       KIMBERLY-CLARK CORPORATION                                384,192
  3,479       MEADWESTVACO CORPORATION                                  104,892
  4,016       PACTIV CORPORATION+                                        94,978
  1,897       POPE & TALBOT INCORPORATED                                 34,962
  4,491       REXAM PLC ADR                                             183,862
  3,387       SONOCO PRODUCTS COMPANY                                    87,757
    735       TEMPLE-INLAND INCORPORATED                                 50,186

                                                                      1,612,647
                                                                   ------------

PERSONAL SERVICES - 0.16%
  1,228       ANGELICA CORPORATION                                       28,674
  2,694       CINTAS CORPORATION                                        110,481
  1,013       G & K SERVICES INCORPORATED CLASS A                        36,883
  2,305       H & R BLOCK INCORPORATED                                  111,239
    946       REGIS CORPORATION                                          38,720
  2,872       SERVICE CORPORATION INTERNATIONAL US+                      17,261
    908       UNIFIRST CORPORATION                                       26,087

                                                                        369,345
                                                                   ------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 3.72%
    858       AMERADA HESS CORPORATION                                   69,069
    971       ASHLAND INCORPORATED                                       49,939
 22,469       BP PLC ADR                                              1,206,585
 13,509       CHEVRONTEXACO CORPORATION                               1,317,127
  8,928       CONOCOPHILLIPS                                            664,511

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
 85,878       EXXON MOBIL CORPORATION                              $  3,958,976
  1,433       FRONTIER OIL CORPORATION                                   29,262
    885       GIANT INDUSTRIES INCORPORATED+                             19,735
  5,336       MARATHON OIL CORPORATION                                  193,537
  1,638       MURPHY OIL CORPORATION                                    123,685
 12,962       ROYAL DUTCH PETROLEUM COMPANY                             657,044
  1,462       SUNOCO INCORPORATED                                        89,913
  1,284       TESORO PETROLEUM CORPORATION+                              30,405
  1,891       VALERO ENERGY CORPORATION                                 124,863

                                                                      8,534,651
                                                                   ------------

PRIMARY METAL INDUSTRIES - 0.69%
 11,424       ALCOA INCORPORATED                                        369,909
  1,810       ALLEGHENY TECHNOLOGIES INCORPORATED                        34,046
    738       CARPENTER TECHNOLOGY CORPORATION                           32,694
  1,303       COMMSCOPE INCORPORATED+                                    25,891
    559       CURTISS-WRIGHT CORPORATION                                 30,549
  3,283       ENGELHARD CORPORATION                                      92,811
  1,713       IMCO RECYCLING INCORPORATED+                               17,781
  6,981       JOHNSON MATTHEY PLC ADR                                   227,936
 12,402       KUBOTA CORPORATION ADR                                    314,391
    990       LONE STAR TECHNOLOGIES INCORPORATED+                       30,413
    928       MAVERICK TUBE CORPORATION+                                 27,487
    911       MUELLER INDUSTRIES INCORPORATED                            35,793
  1,059       NS GROUP INCORPORATED+                                     15,885
  1,242       NUCOR CORPORATION                                          97,236
    967       OREGON STEEL MILLS INCORPORATED+                           14,002
  1,404       PRECISION CASTPARTS CORPORATION                            77,346
    626       QUANEX CORPORATION                                         28,846
  1,045       STEEL DYNAMICS INCORPORATED                                32,771
    701       TEXAS INDUSTRIES INCORPORATED                              30,704
  1,468       UNITED STATES STEEL CORPORATION                            54,184

                                                                      1,590,675
                                                                   ------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 1.22%
  3,826       BELO CORPORATION CLASS A                                   87,769
    664       CONSOLIDATED GRAPHICS INCORPORATED+                        27,125
    947       CSS INDUSTRIES INCORPORATED                                28,618
  1,095       DOW JONES & COMPANY INCORPORATED                           44,950
  1,700       ENNIS INCORPORATED                                         31,756
    340       EW SCRIPPS COMPANY CLASS A                                 34,785
  3,342       GANNETT COMPANY INCORPORATED                              283,067
    959       KNIGHT-RIDDER INCORPORATED                                 61,788
    396       MCCLATCHY COMPANY CLASS A                                  28,393
  2,121       MCGRAW-HILL COMPANIES INCORPORATED                        160,623
    721       MEDIA GENERAL INCORPORATED CLASS A                         41,955
  1,589       MEREDITH CORPORATION                                       79,577
  2,066       NEW YORK TIMES COMPANY CLASS A                             83,921
  6,310       NEWS CORPORATION LIMITED ADR                              197,188
    875       PULITZER INCORPORATED                                      42,613
  2,458       READERS DIGEST ASSOCIATION INCORPORATED                    34,953
  8,593       REED ELSEVIER NV ADR                                      221,442
  3,088       RR DONNELLEY & SONS COMPANY                                94,894
  4,816       TOPPAN PRINTING COMPANY LIMITED ADR                       249,258
  3,705       TRIBUNE COMPANY                                           154,684
  1,481       VALASSIS COMMUNICATIONS INCORPORATED+                      41,853
 20,778       VIACOM INCORPORATED CLASS B                               692,115
     88       WASHINGTON POST COMPANY CLASS B                            76,428

                                                                      2,799,755
                                                                   ------------

RAILROAD TRANSPORTATION - 0.26%
  4,995       BURLINGTON NORTHERN SANTA FE
                CORPORATION                                             178,821
  3,236       CSX CORPORATION                                           102,193
  5,820       NORFOLK SOUTHERN CORPORATION                              165,288
  2,866       UNION PACIFIC CORPORATION                                 163,677

                                                                        609,979
                                                                   ------------

REAL ESTATE - 0.22%
  2,815       CATELLUS DEVELOPMENT CORPORATION                           76,765
 74,722       CITY DEVELOPMENTS LIMITED                                 277,077
    791       CONSOLIDATED-TOMOKA LAND CO                                28,484
  1,119       JONES LANG LASALLE INCORPORATED+                           36,535
  1,837       ST. JOE COMPANY                                            88,911

                                                                        507,772
                                                                   ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.30%
    616       APPLIED FILMS CORPORATION+                                 12,258
  5,872       BRIDGESTONE CORPORATION                                   222,049
  1,161       COOPER TIRE & RUBBER COMPANY                               26,285
  2,270       GOODYEAR TIRE & RUBBER COMPANY+                            24,925
    714       JARDEN CORPORATION+                                        21,627
  2,445       NIKE INCORPORATED CLASS B                                 184,133
  1,699       SEALED AIR CORPORATION+                                    83,455
    602       TREX COMPANY INCORPORATED+                                 26,091
  3,036       TUPPERWARE CORPORATION                                     51,824
    690       WEST PHARMACEUTICAL SERVICES
                INCORPORATED                                             27,593

                                                                        680,240
                                                                   ------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES - 1.66%
  1,893       AG EDWARDS INCORPORATED                                    65,839
  4,250       AMERITRADE HOLDING CORPORATION+                            48,407
  1,370       BEAR STEARNS COMPANIES INCORPORATED                       120,450
  1,077       BKF CAPITAL GROUP INCORPORATED                             29,876
    850       BLACKROCK INCORPORATED                                     62,126
 18,902       CHARLES SCHWAB CORPORATION                                178,624
    448       CHICAGO MERCANTILE EXCHANGE                                59,642
 11,987       CREDIT SUISSE GROUP ADR+                                  374,714
  7,675       E*TRADE FINANCIAL CORPORATION+                             90,412
  2,528       FRANKLIN RESOURCES INCORPORATED                           134,667
  1,737       FRIEDMAN BILLINGS RAMSEY GROUP
                INCORPORATED CLASS A                                     32,742
    951       GABELLI ASSET MANAGEMENT
                INCORPORATED CLASS A                                     38,715
  4,163       GOLDMAN SACHS GROUP INCORPORATED                          373,213
  1,257       JEFFERIES GROUP INCORPORATED                               42,122
  1,077       LEGG MASON INCORPORATED                                    86,892
  3,559       LEHMAN BROTHERS HOLDINGS INCORPORATED                     262,975
 12,277       MERRILL LYNCH & COMPANY INCORPORATED                      626,986
 13,890       MORGAN STANLEY                                            704,640
 16,453       NOMURA HOLDINGS INCORPORATED ADR                          228,368
  3,100       NUVEEN INVESTMENTS CLASS A                                 88,350

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
    711       PIPER JAFFRAY COMPANIES INCORPORATED+                $     30,644
    954       STIFEL FINANCIAL CORPORATION+                              26,054
  2,071       T ROWE PRICE GROUP INCORPORATED                           102,577

                                                                      3,809,035
                                                                   ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.55%
  1,249       CABOT MICROELECTRONICS CORPORATION+                        41,704
 17,994       CORNING INCORPORATED+                                     182,099
  1,222       GENTEX CORPORATION                                         41,964
  7,056       HANSON PLC ADR                                            241,809
 17,900       HOLCIM LIMITED ADR                                        478,891
 10,826       LAFARGE SA ADR                                            234,383
  2,243       OWENS-ILLINOIS INCORPORATED+                               36,000

                                                                      1,256,850
                                                                   ------------

TEXTILE MILL PRODUCTS - 0.04%
    953       MOHAWK INDUSTRIES INCORPORATED+                            73,305
    660       OXFORD INDUSTRIES INCORPORATED                             26,703

                                                                        100,008
                                                                   ------------

TOBACCO PRODUCTS - 0.92%
 25,805       ALTRIA GROUP INCORPORATED                               1,263,155
  9,042       BRITISH AMERICAN TOBACCO PLC ADR                          273,611
  6,495       IMPERIAL TOBACCO GROUP PLC ADR                            289,677
  1,510       LOEWS CORPORATION - CAROLINA GROUP                         37,267
  1,159       REYNOLDS AMERICAN INCORPORATED                             87,504
  3,065       UST INCORPORATED                                          122,968
  2,048       VECTOR GROUP LTD                                           34,283

                                                                      2,108,465
                                                                   ------------

TRANSPORTATION BY AIR - 0.37%
  1,282       ALASKA AIR GROUP INCORPORATED+                             30,178
  2,341       AMR CORPORATION+                                           20,929
  5,925       DELTA AIR LINES INCORPORATED+                              23,937
    978       EGL INCORPORATED+                                          23,697
  4,125       FEDEX CORPORATION                                         338,209
 14,533       JAPAN AIRLINES SYSTEM ADR+                                209,894
  1,212       JETBLUE AIRWAYS CORPORATION+                               28,906
 11,469       SOUTHWEST AIRLINES COMPANY                                169,971

                                                                        845,721
                                                                   ------------

TRANSPORTATION EQUIPMENT - 2.68%
  1,142       AUTOLIV INCORPORATED                                       48,250
 15,460       BAE SYSTEMS PLC ADR                                       223,051
 10,620       BOEING COMPANY                                            554,576
  2,047       BRUNSWICK CORPORATION                                      80,468
 10,098       DAIMLERCHRYSLER AG                                        421,793
  1,380       DANA CORPORATION                                           26,041
 11,562       DELPHI CORPORATION                                        105,908
    915       DUCOMMUN INCORPORATED+                                     19,828
 18,722       FIAT SPA ADR                                              134,237
 24,071       FORD MOTOR COMPANY                                        339,642
  2,471       GENERAL DYNAMICS CORPORATION                              241,268
  6,137       GENERAL MOTORS CORPORATION                                253,519
  3,251       GENUINE PARTS COMPANY                                     123,245
  1,678       GOODRICH CORPORATION                                       53,293
  2,042       GREENBRIER COS INCORPORATED                                42,984
    877       GROUP 1 AUTOMOTIVE INCORPORATED+                           24,091
  3,995       HARLEY-DAVIDSON INCORPORATED                              243,775
  1,647       HEICO CORPORATION                                          26,863
 15,438       HONDA MOTOR COMPANY LIMITED ADR                           385,641
 10,953       HONEYWELL INTERNATIONAL INCORPORATED                      394,089
  2,796       JOHNSON CONTROLS INCORPORATED                             157,415
  1,212       LEAR CORPORATION                                           65,303
  4,876       LOCKHEED MARTIN CORPORATION                               262,231
    759       MONACO COACH CORPORATION                                   16,311
  1,157       NAVISTAR INTERNATIONAL CORPORATION+                        41,397
  4,674       NORTHROP GRUMMAN CORPORATION                              241,412
  2,832       PACCAR INCORPORATED                                       170,458
  1,102       POLARIS INDUSTRIES INCORPORATED                            51,970
  1,224       TENNECO AUTOMOTIVE INCORPORATED+                           16,451
  1,915       TEXTRON INCORPORATED                                      121,583
  7,378       TOYOTA MOTOR CORPORATION ADR                              584,264
  1,081       TRINITY INDUSTRIES INCORPORATED                            29,998
  1,154       TRIUMPH GROUP INCORPORATED+                                37,159
  6,364       UNITED TECHNOLOGIES CORPORATION                           597,643
    666       WABASH NATIONAL CORPORATION+                               17,669

                                                                      6,153,826
                                                                   ------------

TRANSPORTATION SERVICES - 0.10%
  2,689       EXPEDITORS INTERNATIONAL OF
                WASHINGTON INCORPORATED                                 131,169
  1,053       GATX CORPORATION                                           28,399
    803       ORBITZ INCORPORATED+                                       14,880
  2,037       SABRE HOLDINGS CORPORATION                                 46,851

                                                                        221,299
                                                                   ------------

WATER TRANSPORTATION - 0.16%
  6,193       CARNIVAL PLC ADR                                          298,627
    917       KIRBY CORPORATION+                                         32,590
    722       OVERSEAS SHIPHOLDING GROUP
                INCORPORATED                                             31,046

                                                                        362,263
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.83%
  1,665       AMERISOURCE-BERGEN CORPORATION                             90,077
  1,160       BROWN-FORMAN CORPORATION CLASS B                           55,088
  5,969       CARDINAL HEALTH INCORPORATED                              269,799
  2,713       DEAN FOODS COMPANY+                                       100,571
    793       KENNETH COLE PRODUCTIONS
                INCORPORATED CLASS A                                     21,395
  4,029       MCKESSON CORPORATION                                      124,698
    893       PERRY ELLIS INTERNATIONAL INCORPORATED+                    20,173
  6,412       SAFEWAY INCORPORATED+                                     129,522
  5,315       SMURFIT-STONE CONTAINER CORPORATION+                       94,288
  1,337       STANDARD COMMERCIAL CORPORATION                            20,456
  2,848       SUPERVALU INCORPORATED                                     75,073
  8,370       SYSCO CORPORATION                                         269,012
    651       TRACTOR SUPPLY COMPANY+                                    22,668
  5,374       UNILEVER NV                                               322,762
  8,188       UNILEVER PLC ADR                                          285,270

                                                                      1,900,852
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 0.80%
  2,808       ARROW ELECTRONICS INCORPORATED+                            60,765
  3,214       AVNET INCORPORATED+                                        51,038
  1,286       BORGWARNER INCORPORATED                                    57,536

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCK - (CONTINUED)
  2,744       CYTYC CORPORATION+                                   $     65,746
    555       DREW INDUSTRIES INCORPORATED+                              19,092
    666       IMAGISTICS INTERNATIONAL INCORPORATED+                     21,612
  1,557       INGRAM MICRO INCORPORATED CLASS A+                         23,075
  1,260       INSIGHT ENTERPRISES INCORPORATED+                          20,160
  1,667       INTAC INTERNATIONAL+                                       13,753
  2,599       KYOCERA CORPORATION ADR                                   190,663
 10,644       MITSUBISHI CORPORATION ADR                                219,776
  1,584       MITSUI & COMPANY LIMITED ADR                              255,657
 11,074       NISSAN MOTOR COMPANY LIMITED ADR                          241,413
  2,222       OMNICARE INCORPORATED                                      64,305
    721       PATTERSON COMPANIES INCORPORATED+                          52,799
    902       PEP BOYS-MANNY, MOE & JACK                                 14,342
  1,353       RYERSON TULL INCORPORATED                                  21,567
    861       SCP POOL CORPORATION                                       36,325
 40,716       SUMITOMO MITSUI FINANCIAL                                 245,236
  5,047       SYCAMORE NETWORKS INCORPORATED+                            19,229
  1,262       TECH DATA CORPORATION+                                     47,527
  1,985       VISTEON CORPORATION                                        18,520
  1,424       W.W. GRAINGER INCORPORATED                                 76,056

                                                                      1,836,192
                                                                   ------------

TOTAL COMMON STOCK
(COST $201,245,926)                                                 206,384,896
                                                                   ------------

                                    INTEREST
                                    RATE         MATURITY
PRINCIPAL       SECURITY NAME          %         DATE

US TREASURY SECURITIES - 9.55%

US TREASURY BONDS - 1.37%
$3,100,000      US TREASURY BOND      3.25      08/15/2007       $   3,145,409
                                                                 -------------

US TREASURY NOTES - 8.18%
 3,500,000      US TREASURY NOTE      3.00      11/15/2007           3,520,919
 2,480,000      US TREASURY NOTE      2.63      05/15/2008           2,449,873
   275,000      US TREASURY NOTE      3.25      08/15/2008             276,998
 3,500,000      US TREASURY NOTE      3.13      09/15/2008           3,506,290
 3,000,000      US TREASURY NOTE      3.38      12/15/2008           3,027,423
 3,000,000      US TREASURY NOTE      2.63      03/15/2009           2,925,234
 3,000,000      US TREASURY NOTE      4.00      06/15/2009           3,094,335

                                                                    18,801,072
                                                                 -------------

TOTAL US TREASURY SECURITIES
(COST $21,526,287)                                                  21,946,481
                                                                 -------------

COLLATERAL FOR SECURITIES LENDING - 28.21%
                COLLATERAL FOR SECURITY LENDING                     64,782,172

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $64,782,172)                                          64,782,172
                                                                 -------------

SHORT-TERM INVESTMENTS - 0.60%

US TREASURY BILLS - 0.60%
   537,000      US TREASURY BILL^     1.30      09/02/2004             536,981
    63,000      US TREASURY BILL^     1.31      09/02/2004              62,998
   468,000      US TREASURY BILL^     1.32      09/02/2004             467,983
   232,000      US TREASURY BILL^     1.33      09/02/2004             231,991
    71,000      US TREASURY BILL^     1.34      09/02/2004              70,997

                                                                     1,370,950
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,370,950)                                                    1,370,950
                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $288,925,335)*                              128.21%        $ 294,484,499

OTHER ASSETS AND LIABILITIES, NET                 (28.21)          (64,802,622)
                                                  ------         -------------
TOTAL NET ASSETS                                  100.00%        $ 229,681,877
                                                  ------         -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,084,217.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
AUGUST 31, 2004 (UNAUDITED)                            WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                             OUTLOOK           OUTLOOK           OUTLOOK
                                                                               TODAY              2010              2020
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................    $  90,317,626     $ 189,631,553     $ 303,913,994
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................       43,154,090        90,845,882       142,618,524
  INVESTMENTS IN AFFILIATES .......................................          177,601           514,826         1,133,758
                                                                       -------------     -------------     -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................      133,649,317       280,992,261       447,666,276
                                                                       -------------     -------------     -------------
  CASH ............................................................           50,245            50,965            50,864
  RECEIVABLE FOR FUND SHARES ISSUED ...............................           67,207           152,439           198,945
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................          583,262         1,053,805         1,247,171
                                                                       -------------     -------------     -------------
TOTAL ASSETS ......................................................      134,350,031       282,249,470       449,163,256
                                                                       -------------     -------------     -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ................................           37,167           158,515           151,807
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........           70,202           152,624           236,432
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................           39,459            49,674            58,384
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................       43,154,090        90,845,882       142,618,524
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................           77,150            79,315            26,389
TOTAL LIABILITIES .................................................       43,378,068        91,286,010       143,091,536
                                                                       -------------     -------------     -------------
TOTAL NET ASSETS ..................................................    $  90,971,963     $ 190,963,460     $ 306,071,720
                                                                       =============     =============     =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................    $  88,236,504     $ 187,874,025     $ 307,062,168
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................          241,149           531,536           748,858
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........         (629,396)       (4,827,899)      (10,687,083)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES .............................        3,123,706         7,385,798         8,947,777
                                                                       -------------     -------------     -------------
TOTAL NET ASSETS ..................................................    $  90,971,963     $ 190,963,460     $ 306,071,720
                                                                       -------------     -------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(2)
-------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................    $  38,759,371     $  83,716,073     $ 137,835,169
  SHARES OUTSTANDING - CLASS A ....................................        3,883,387         7,007,565        10,966,664
  NET ASSET VALUE PER SHARE - CLASS A .............................    $        9.98     $       11.95     $       12.57
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...................    $       10.59     $       12.68     $       13.34
  NET ASSETS - CLASS B ............................................    $  21,314,068     $  29,805,781     $  27,531,127
  SHARES OUTSTANDING - CLASS B ....................................        2,098,093         2,493,996         2,210,000
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........    $       10.16     $       11.95     $       12.46
  NET ASSETS - CLASS C ............................................    $  14,621,660     $   6,819,313     $   5,638,477
  SHARES OUTSTANDING - CLASS C ....................................        1,442,644           565,961           449,800
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........    $       10.14     $       12.05     $       12.54
  NET ASSETS - INSTITUTIONAL CLASS ................................    $  16,266,812     $  70,612,321     $ 135,053,069
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................        1,604,240         5,864,086        10,631,844
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ...........................................    $       10.14     $       12.04     $       12.70
  NET ASSETS - SELECT CLASS .......................................    $      10,052     $       9,972     $      13,878
  SHARES OUTSTANDING - SELECT CLASS ...............................              991               828             1,092
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS .....    $       10.14     $       12.04     $       12.71
                                                                       -------------     -------------     -------------
INVESTMENTS AT COST ...............................................    $ 130,525,611     $ 273,606,463     $ 438,718,499
                                                                       =============     =============     =============
SECURITIES ON LOAN, AT MARKET VALUE ...............................    $  42,800,078     $  89,696,285     $ 140,093,728
                                                                       =============     =============     =============

                                                                             OUTLOOK           OUTLOOK
                                                                                2030              2040
-------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................    $ 190,490,601     $ 228,448,602
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................       66,318,113        64,782,172
  INVESTMENTS IN AFFILIATES .......................................          877,549         1,253,725
                                                                       -------------     -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................      257,686,263       294,484,499
                                                                       -------------     -------------
  CASH ............................................................           50,425            50,185
  RECEIVABLE FOR FUND SHARES ISSUED ...............................          214,259            87,697
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................          599,642           587,401
                                                                       -------------     -------------
TOTAL ASSETS ......................................................      258,550,589       295,209,782
                                                                       -------------     -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ................................           58,824           126,934
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          148,625           187,475
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................           41,488            60,340
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................       66,318,113        64,782,172
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................           53,405           370,984
TOTAL LIABILITIES .................................................       66,620,455        65,527,905
                                                                       -------------     -------------
TOTAL NET ASSETS ..................................................    $ 191,930,134     $ 229,681,877
                                                                       =============     =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................    $ 190,149,279     $ 241,714,396
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................          373,905         1,188,172
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........       (2,113,901)      (18,779,855)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES .............................        3,520,851         5,559,164
                                                                       -------------     -------------
TOTAL NET ASSETS ..................................................    $ 191,930,134     $ 229,681,877
                                                                       -------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(2)
-------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................    $ 100,636,531     $ 152,395,856
  SHARES OUTSTANDING - CLASS A ....................................        7,713,437        10,980,249
  NET ASSET VALUE PER SHARE - CLASS A .............................    $       13.05     $       13.88
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...................    $       13.85     $       14.73
  NET ASSETS - CLASS B ............................................    $  17,687,480     $  31,357,942
  SHARES OUTSTANDING - CLASS B ....................................        1,379,095         2,356,011
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........    $       12.83     $       13.31
  NET ASSETS - CLASS C ............................................    $   4,624,669     $   4,150,614
  SHARES OUTSTANDING - CLASS C ....................................          360,294           312,011
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........    $       12.84     $       13.30
  NET ASSETS - INSTITUTIONAL CLASS ................................    $  68,971,649     $  41,767,728
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................        5,242,015         2,965,839
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ...........................................    $       13.16     $       14.08
  NET ASSETS - SELECT CLASS .......................................    $       9,805     $       9,737
  SHARES OUTSTANDING - SELECT CLASS ...............................              745               691
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS .....    $       13.16     $       14.09
                                                                       -------------     -------------
INVESTMENTS AT COST ...............................................    $ 254,165,412     $ 288,925,335
                                                                       =============     =============
SECURITIES ON LOAN, AT MARKET VALUE ...............................    $  64,824,625     $  63,066,242
                                                                       =============     =============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(2)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                STATEMENT OF OPERATIONS --
WELLS FARGO OUTLOOK FUNDS       FOR THE PERIOD ENDED AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                OUTLOOK        OUTLOOK        OUTLOOK        OUTLOOK        OUTLOOK
                                                                  TODAY           2010           2020           2030           2040
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .............................................  $    319,665   $    979,737   $  2,024,338   $  1,513,237   $  2,121,401
  INTEREST ..............................................       941,479      1,581,133      1,711,465        780,710        503,100
  INCOME FROM AFFILIATED SECURITIES .....................         2,919          8,424         18,399         14,556         20,667
  SECURITIES LENDING INCOME .............................        30,933         67,196         98,938         45,466         43,670
                                                           ------------   ------------   ------------   ------------   ------------
TOTAL INVESTMENT INCOME .................................     1,294,996      2,636,490      3,853,140      2,353,969      2,688,838
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES
  ADVISORY FEES .........................................       305,707        662,389      1,025,020        650,742        798,617
  ADMINISTRATION FEES
    FUND LEVEL ..........................................        22,384         48,469         75,043         47,633         58,433
    CLASS A .............................................        55,161        119,766        188,330        143,869        217,245
    CLASS B .............................................        30,498         44,719         42,471         27,002         50,411
    CLASS C .............................................        20,111         11,000         10,657          7,560          6,978
    INSTITUTIONAL CLASS .................................        13,981         68,528        127,695         63,075         37,559
    SELECT CLASS ........................................             2              2              2              2              2
  CUSTODY FEES ..........................................         8,953         19,388         30,017         19,053         23,373
  SHAREHOLDER SERVICING FEES ............................        94,437        156,683        215,588        159,314        245,209
  ACCOUNTING FEES .......................................        12,633         15,607         18,636         15,511          4,503
  DISTRIBUTION FEES (NOTE 3)
    CLASS B .............................................        81,690        119,783        113,762         72,327        135,029
    CLASS C .............................................        53,868         29,464         28,546         20,250         18,692
  AUDIT FEES ............................................         8,217          8,217          8,217          8,217          8,217
  LEGAL FEES ............................................           756            115          1,765          1,260            176
  REGISTRATION FEES .....................................             0            150         15,123          5,042            326
  SHAREHOLDER REPORTS ...................................         7,562            235         25,206         16,131            498
  TRUSTEES' FEES ........................................         3,023          3,025          3,025          3,025          3,023
  OTHER FEES AND EXPENSES ...............................         1,788          3,637          5,942          4,206             24
                                                           ------------   ------------   ------------   ------------   ------------
TOTAL EXPENSES ..........................................       720,771      1,311,177      1,935,045      1,264,219      1,608,315
                                                           ------------   ------------   ------------   ------------   ------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........       (31,842)       (20,713)       (58,788)       (43,916)       (13,968)
  NET EXPENSES ..........................................       688,929      1,290,464      1,876,257      1,220,303      1,594,347
                                                           ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) ............................       606,067      1,346,026      1,976,883      1,133,666      1,094,491
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ................................        45,965        863,833       (162,203)      (104,168)     1,772,719
  AFFILIATED SECURITIES .................................         6,220         10,933         36,579         17,788         11,170
                                                           ------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............        52,185        874,766       (125,624)       (86,380)     1,783,889
                                                           ------------   ------------   ------------   ------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ................................    (1,822,945)    (5,556,064)    (9,344,400)    (6,988,290)   (11,695,679)
                                                           ------------   ------------   ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ........................................    (1,822,945)    (5,556,064)    (9,344,400)    (6,988,290)   (11,695,679)
                                                           ============   ============   ============   ============   ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..    (1,770,760)    (4,681,298)    (9,470,024)    (7,074,670)    (9,911,790)
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................  $ (1,164,693)  $ (3,335,272)  $ (7,493,141)  $ (5,941,004)  $ (8,817,299)
                                                           ============   ============   ============   ============   ============
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................  $     14,699   $     45,953   $     88,969   $     62,619   $     86,906

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            OUTLOOK TODAY
                                                                -------------------------------------
                                                                    (UNAUDITED)
                                                                    FOR THE SIX              FOR THE
                                                                   MONTHS ENDED           YEAR ENDED
                                                                AUGUST 31, 2004    FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ....................................       $  88,683,030        $  69,281,351
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ............................             606,067            1,068,781
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .................              52,185             (244,355)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ...........................................          (1,822,945)          10,261,110
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................          (1,164,693)          11,085,536
                                                                  -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ...............................................            (274,102)            (600,878)
    CLASS B ...............................................             (67,074)            (213,613)
    CLASS C ...............................................             (46,993)            (110,063)
    INSTITUTIONAL CLASS ...................................            (108,937)            (201,161)
    SELECT CLASS ..........................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ...............................................                   0                    0
    CLASS B ...............................................                   0                    0
    CLASS C ...............................................                   0                    0
    INSTITUTIONAL CLASS ...................................                   0                    0
    SELECT CLASS ..........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A .....................           4,353,422            8,978,690
  REINVESTMENT OF DISTRIBUTIONS - CLASS A .................             266,623              578,860
  COST OF SHARES REDEEMED - CLASS A .......................          (4,959,020)          (7,604,844)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ....................            (338,975)           1,952,706
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B .....................           1,514,536            4,886,311
  REINVESTMENT OF DISTRIBUTIONS - CLASS B .................              62,991              196,679
  COST OF SHARES REDEEMED - CLASS B .......................          (2,465,134)          (4,561,187)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ....................            (887,607)             521,803
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C .....................           2,712,125            6,389,831
  REINVESTMENT OF DISTRIBUTIONS - CLASS C .................              43,107               97,839
  COST OF SHARES REDEEMED - CLASS C .......................          (1,673,658)          (1,869,617)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ....................           1,081,574            4,618,053
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........           6,583,883            4,946,471
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....             108,937              201,026
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........          (2,607,080)          (2,798,201)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........           4,085,740            2,349,296
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ................              10,000                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                   0                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ..................                   0                  N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............              10,000                  N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..............................           3,950,732            9,441,858
                                                                  =============        =============
NET INCREASE (DECREASE) IN NET ASSETS .....................           2,288,933           19,401,679
                                                                  =============        =============
ENDING NET ASSETS .........................................       $  90,971,963        $  88,683,030

                                                                             OUTLOOK 2010
                                                                -------------------------------------
                                                                    (UNAUDITED)
                                                                    FOR THE SIX              FOR THE
                                                                   MONTHS ENDED           YEAR ENDED
                                                                AUGUST 31, 2004    FEBRUARY 29, 2004
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ....................................       $ 194,913,249        $ 150,087,200
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ............................           1,346,026            2,260,516
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .................             874,766           (1,903,251)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ...........................................          (5,556,064)          32,116,741
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................          (3,335,272)          32,474,006
                                                                  -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ...............................................            (515,631)          (1,103,535)
    CLASS B ...............................................             (68,358)            (276,640)
    CLASS C ...............................................             (17,647)             (55,040)
    INSTITUTIONAL CLASS ...................................            (497,986)            (909,355)
    SELECT CLASS ..........................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ...............................................                   0                    0
    CLASS B ...............................................                   0                    0
    CLASS C ...............................................                   0                    0
    INSTITUTIONAL CLASS ...................................                   0                    0
    SELECT CLASS ..........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A .....................          15,097,066           21,586,626
  REINVESTMENT OF DISTRIBUTIONS - CLASS A .................             501,751            1,075,428
  COST OF SHARES REDEEMED - CLASS A .......................         (18,841,446)         (16,226,127)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ....................          (3,242,629)           6,435,927
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B .....................           2,021,084            4,773,768
  REINVESTMENT OF DISTRIBUTIONS - CLASS B .................              64,850              260,925
  COST OF SHARES REDEEMED - CLASS B .......................          (5,803,840)          (9,614,551)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ....................          (3,717,906)          (4,579,858)
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C .....................             858,778            2,503,717
  REINVESTMENT OF DISTRIBUTIONS - CLASS C .................              16,296               48,541
  COST OF SHARES REDEEMED - CLASS C .......................          (2,054,428)          (1,181,093)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ....................          (1,179,354)           1,371,165
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........          15,240,299           26,897,670
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....             497,612              907,686
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........          (7,122,917)         (16,335,977)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........           8,614,994           11,469,379
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ................              10,000                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                   0                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ..................                   0                  N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............              10,000                  N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..............................             485,105           14,696,613
                                                                  =============        =============
NET INCREASE (DECREASE) IN NET ASSETS .....................          (3,949,789)          44,826,049
                                                                  =============        =============
ENDING NET ASSETS .........................................       $ 190,963,460        $ 194,913,249

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                               OUTLOOK 2020
                                                                 -------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX              FOR THE
                                                                    MONTHS ENDED           YEAR ENDED
                                                                 AUGUST 31, 2004    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 297,037,843        $ 231,535,861
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           1,976,883            3,223,497
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................            (125,624)          (3,161,041)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................          (9,344,400)          62,316,380
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................          (7,493,141)          62,378,836
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................            (697,202)          (1,467,101)
    CLASS B ................................................             (44,157)            (182,066)
    CLASS C ................................................             (11,193)             (38,145)
    INSTITUTIONAL CLASS ....................................            (820,044)          (1,507,474)
    SELECT CLASS ...........................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0                    0
    CLASS B ................................................                   0                    0
    CLASS C ................................................                   0                    0
    INSTITUTIONAL CLASS ....................................                   0                    0
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          35,260,096           29,027,805
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................             687,498            1,444,342
  COST OF SHARES REDEEMED - CLASS A ........................         (34,050,470)         (23,127,600)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................           1,897,124            7,344,547
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           1,812,230            5,152,500
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................              42,781              176,135
  COST OF SHARES REDEEMED - CLASS B ........................          (6,161,680)         (10,755,478)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (4,306,669)          (5,426,843)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................             808,379            2,304,407
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................              10,892               37,232
  COST OF SHARES REDEEMED - CLASS C ........................          (2,957,586)          (1,098,202)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................          (2,138,315)           1,243,437
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          29,431,722           39,083,418
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......             817,457            1,501,573
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............          (7,615,673)         (37,428,200)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........          22,633,506            3,156,791
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................              13,968                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............                   0                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................                   0                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................              13,968                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................          18,099,614            6,317,932
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................           9,033,877           65,501,982
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 306,071,720        $ 297,037,843

                                                                               OUTLOOK 2030
                                                                 -------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX              FOR THE
                                                                    MONTHS ENDED           YEAR ENDED
                                                                 AUGUST 31, 2004    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 189,724,221        $ 134,266,749
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           1,133,666            1,831,174
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................             (86,380)            (564,903)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................          (6,988,290)          42,301,630
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................          (5,941,004)          43,567,901
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................            (535,139)          (1,020,159)
    CLASS B ................................................             (29,329)            (105,981)
    CLASS C ................................................              (8,087)             (21,827)
    INSTITUTIONAL CLASS ....................................            (403,839)            (598,431)
    SELECT CLASS ...........................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0             (910,283)
    CLASS B ................................................                   0             (184,590)
    CLASS C ................................................                   0              (45,971)
    INSTITUTIONAL CLASS ....................................                   0             (404,953)
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          13,148,695           23,282,229
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................             525,029            1,895,168
  COST OF SHARES REDEEMED - CLASS A ........................         (15,752,651)         (17,826,702)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................          (2,078,927)           7,350,695
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           1,425,530            3,979,187
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................              28,299              281,835
  COST OF SHARES REDEEMED - CLASS B ........................          (4,182,888)          (8,721,693)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (2,729,059)          (4,460,671)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................             930,706            2,586,040
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................               7,883               65,992
  COST OF SHARES REDEEMED - CLASS C ........................          (1,662,335)            (894,959)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................            (723,746)           1,757,073
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          20,562,315           22,147,011
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......             403,789            1,001,614
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............          (6,321,061)         (12,613,956)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........          14,645,043           10,534,669
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................              10,000                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............                   0                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................                   0                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................              10,000                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................           9,123,311           15,181,766
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................           2,205,913           55,457,472
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 191,930,134        $ 189,724,221

                                                                               OUTLOOK 2040
                                                                 -------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX              FOR THE
                                                                    MONTHS ENDED           YEAR ENDED
                                                                 AUGUST 31, 2004    FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 237,950,396        $ 189,121,289
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           1,094,491            1,848,019
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................           1,783,889           (8,121,382)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................         (11,695,679)          72,096,594
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................          (8,817,299)          65,823,231
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................                   0           (1,275,237)
    CLASS B ................................................                   0             (252,697)
    CLASS C ................................................                   0              (25,341)
    INSTITUTIONAL CLASS ....................................                   0             (370,580)
    SELECT CLASS ...........................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0                    0
    CLASS B ................................................                   0                    0
    CLASS C ................................................                   0                    0
    INSTITUTIONAL CLASS ....................................                   0                    0
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          17,787,352           23,317,246
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................                   0            1,255,503
  COST OF SHARES REDEEMED - CLASS A ........................         (16,380,358)         (19,040,627)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................           1,406,994            5,532,122
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           1,187,419            2,715,854
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................                   0              246,813
  COST OF SHARES REDEEMED - CLASS B ........................         (10,994,289)         (17,652,555)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (9,806,870)         (14,689,888)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................             779,969            1,136,443
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................                   0               24,240
  COST OF SHARES REDEEMED - CLASS C ........................          (1,570,816)          (1,047,564)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................            (790,847)             113,119
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          14,438,827           16,288,417
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......                   0              370,157
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............          (4,709,324)         (22,684,196)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........           9,729,503           (6,025,622)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................              10,000                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............                   0                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................                   0                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................              10,000                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................             548,780          (15,070,269)
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................          (8,268,519)          48,829,107
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 229,681,877        $ 237,950,396

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            OUTLOOK TODAY
                                                                ------------------------------------
                                                                    (UNAUDITED)
                                                                    FOR THE SIX             FOR THE
                                                                   MONTHS ENDED          YEAR ENDED
                                                                AUGUST 31, 2004   FEBRUARY 29, 2004
----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................           435,902             936,323
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..            26,632              60,837
  SHARES REDEEMED - CLASS A .................................          (498,226)           (792,777)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....           (35,692)            204,383
                                                                    -----------         -----------
  SHARES SOLD - CLASS B .....................................           148,692             504,566
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..             6,179              20,389
  SHARES REDEEMED - CLASS B .................................          (241,897)           (468,990)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....           (87,026)             55,965
                                                                    -----------         -----------
  SHARES SOLD - CLASS C .....................................           267,824             660,222
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..             4,238              10,104
  SHARES REDEEMED - CLASS C .................................          (165,650)           (192,714)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....           106,412             477,612
                                                                    -----------         -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................           651,666             507,802
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................            10,715              20,777
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................          (259,460)           (286,803)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................           402,921             241,776
                                                                    -----------         -----------
  SHARES SOLD - SELECT CLASS ................................               991                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                 0                 N/A
  SHARES REDEEMED - SELECT CLASS ............................                 0                 N/A
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................               991                 N/A
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................           387,606             979,736
                                                                    ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................       $   241,149         $   132,188

                                                                            OUTLOOK 2010
                                                                ------------------------------------
                                                                    (UNAUDITED)
                                                                    FOR THE SIX             FOR THE
                                                                   MONTHS ENDED          YEAR ENDED
                                                                AUGUST 31, 2004   FEBRUARY 29, 2004
---------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................         1,257,810           1,907,665
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..            41,684              96,497
  SHARES REDEEMED - CLASS A .................................        (1,565,838)         (1,456,769)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....          (266,344)            547,393
                                                                    -----------         -----------
  SHARES SOLD - CLASS B .....................................           168,652             424,711
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..             5,379              23,652
  SHARES REDEEMED - CLASS B .................................          (483,844)           (843,666)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....          (309,813)           (395,303)
                                                                    -----------         -----------
  SHARES SOLD - CLASS C .....................................            70,928             220,737
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..             1,340               4,331
  SHARES REDEEMED - CLASS C .................................          (170,582)           (104,814)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....           (98,314)            120,254
                                                                    -----------         -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................         1,261,260           2,377,451
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................            41,035              80,542
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................          (595,050)         (1,428,802)
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................           707,245           1,029,191
                                                                    -----------         -----------
  SHARES SOLD - SELECT CLASS ................................               828                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                 0                 N/A
  SHARES REDEEMED - SELECT CLASS ............................                 0                 N/A
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................               828                 N/A
                                                                    -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................            33,602           1,301,535
                                                                    ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................       $   531,536         $   285,132

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                             OUTLOOK 2020
                                                                 ------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX             FOR THE
                                                                    MONTHS ENDED          YEAR ENDED
                                                                 AUGUST 31, 2004   FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................          2,815,177           2,468,730
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..             53,911             124,052
  SHARES REDEEMED - CLASS A .................................         (2,701,296)         (1,946,757)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....            167,792             646,025
                                                                     -----------         -----------
  SHARES SOLD - CLASS B .....................................            144,197             439,828
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..              3,379              15,438
  SHARES REDEEMED - CLASS B .................................           (490,479)           (923,600)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....           (342,903)           (468,334)
                                                                     -----------         -----------
  SHARES SOLD - CLASS C .....................................             64,098             196,046
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                855               3,218
  SHARES REDEEMED - CLASS C .................................           (236,922)            (92,727)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....           (171,969)            106,537
                                                                     -----------         -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................          2,299,410           3,296,758
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................             63,480             127,916
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (602,419)         (3,145,460)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................          1,760,471             279,214
                                                                     -----------         -----------
  SHARES SOLD - SELECT CLASS ................................              1,092                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                  0                 N/A
  SHARES REDEEMED - SELECT CLASS ............................                  0                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................              1,092                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................          1,414,483             563,442
                                                                     ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................        $   748,858         $   344,571

                                                                             OUTLOOK 2030
                                                                 ------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX             FOR THE
                                                                    MONTHS ENDED          YEAR ENDED
                                                                 AUGUST 31, 2004   FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................          1,001,877           1,914,940
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..             39,461             153,273
  SHARES REDEEMED - CLASS A .................................         (1,193,117)         (1,447,145)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....           (151,779)            621,068
                                                                     -----------         -----------
  SHARES SOLD - CLASS B .....................................            109,698             328,193
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..              2,160              23,101
  SHARES REDEEMED - CLASS B .................................           (320,802)           (732,907)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....           (208,944)           (381,613)
                                                                     -----------         -----------
  SHARES SOLD - CLASS C .....................................             71,686             217,181
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                601               5,360
  SHARES REDEEMED - CLASS C .................................           (129,412)            (75,307)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....            (57,125)            147,234
                                                                     -----------         -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................          1,549,466           1,771,283
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................             30,110              80,723
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (483,352)         (1,037,010)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................          1,096,224             814,996
                                                                     -----------         -----------
  SHARES SOLD - SELECT CLASS ................................                745                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                  0                 N/A
  SHARES REDEEMED - SELECT CLASS ............................                  0                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................                745                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................            679,121           1,201,685
                                                                     ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................        $   373,905         $   216,633

                                                                             OUTLOOK 2040
                                                                 ------------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX             FOR THE
                                                                    MONTHS ENDED          YEAR ENDED
                                                                 AUGUST 31, 2004   FEBRUARY 29, 2004
----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................          1,262,609           1,828,911
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..                  0             100,338
  SHARES REDEEMED - CLASS A .................................         (1,170,358)         (1,517,720)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....             92,251             411,529
                                                                     -----------         -----------
  SHARES SOLD - CLASS B .....................................             88,103             217,827
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..                  0              20,693
  SHARES REDEEMED - CLASS B .................................           (805,100)         (1,445,241)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....           (716,997)         (1,206,721)
                                                                     -----------         -----------
  SHARES SOLD - CLASS C .....................................             57,589              91,422
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                  0               2,010
  SHARES REDEEMED - CLASS C .................................           (116,825)            (88,685)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....            (59,236)              4,747
                                                                     -----------         -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................          1,012,702           1,263,464
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................                  0              29,738
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (335,756)         (1,772,799)
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................            676,946            (479,597)
                                                                     -----------         -----------
  SHARES SOLD - SELECT CLASS ................................                691                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                  0                 N/A
  SHARES REDEEMED - SELECT CLASS ............................                  0                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................                691                 N/A
                                                                     -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................             (6,345)         (1,270,042)
                                                                     ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................        $ 1,188,172         $    93,681

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    BEGINNING         NET    NET REALIZED    DIVIDENDS   DISTRIBUTIONS
                                                    NET ASSET  INVESTMENT  AND UNREALIZED     FROM NET        FROM NET    RETURN
                                                    VALUE PER      INCOME  GAIN (LOSS) ON   INVESTMENT        REALIZED        OF
                                                        SHARE      (LOSS)     INVESTMENTS       INCOME           GAINS   CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $10.17        0.08           (0.20)       (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $ 8.96        0.15            1.22        (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $ 9.79        0.21           (0.66)       (0.22)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $ 9.94        0.29           (0.09)       (0.29)          (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $10.30        0.38            0.21        (0.39)          (0.56)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $10.52        0.38            0.09        (0.36)          (0.33)     0.00

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $10.35        0.04           (0.20)       (0.03)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $ 9.12        0.09            1.24        (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $ 9.96        0.15           (0.66)       (0.17)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $10.11        0.23           (0.08)       (0.24)          (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $10.44        0.31            0.24        (0.32)          (0.56)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $10.61        0.27            0.14        (0.25)          (0.33)     0.00

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $10.33        0.04           (0.20)       (0.03)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $ 9.11        0.08            1.24        (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $ 9.94        0.16           (0.66)       (0.17)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $10.09        0.23           (0.08)       (0.24)          (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $10.44        0.34            0.21        (0.34)          (0.56)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $10.62        0.29            0.12        (0.26)          (0.33)     0.00

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $10.33        0.09           (0.20)       (0.08)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $ 9.10        0.19            1.23        (0.19)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $ 9.94        0.23           (0.66)       (0.25)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $10.08        0.30           (0.07)       (0.31)          (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $10.36        0.36            0.25        (0.33)          (0.56)     0.00
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........     $10.66        0.08            0.00        (0.05)          (0.33)     0.00

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..     $10.12        0.04           (0.02)        0.00            0.00      0.00

OUTLOOK 2010
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $12.22        0.09           (0.29)       (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $10.25        0.15            1.98        (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $11.65        0.19           (1.33)       (0.20)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $12.22        0.28           (0.45)       (0.27)          (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $12.88        0.35           (0.15)       (0.35)          (0.51)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $13.27        0.34            0.66        (0.34)          (1.05)     0.00

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $12.23        0.04           (0.30)       (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $10.26        0.08            1.98        (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $11.66        0.13           (1.33)       (0.14)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $12.23        0.20           (0.43)       (0.21)          (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $12.88        0.28           (0.14)       (0.28)          (0.51)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $13.25        0.25            0.68        (0.25)          (1.05)     0.00

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....     $12.33        0.05           (0.30)       (0.03)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............     $10.35        0.07            2.00        (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     $11.75        0.13           (1.33)       (0.14)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............     $12.32        0.20           (0.43)       (0.21)          (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............     $12.97        0.29           (0.16)       (0.27)          (0.51)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............     $13.29        0.21            0.72        (0.20)          (1.05)     0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    ------------------------------------------------------
                                                     VALUE PER    NET INVESTMENT        GROSS     EXPENSES           NET
                                                         SHARE     INCOME (LOSS)     EXPENSES       WAIVED      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $ 9.98              1.61%        1.36%       (0.08)%        1.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.17              1.58%        1.36%       (0.08)%        1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $ 8.96              2.12%        1.60%       (0.30)%        1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $ 9.79              2.85%        1.63%       (0.33)%        1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $ 9.94              3.66%        1.51%       (0.21)%        1.30%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $10.30              3.29%        1.45%       (0.15)%        1.30%

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $10.16              0.86%        2.11%       (0.08)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.35              0.91%        2.11%       (0.16)%        1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $ 9.12              1.60%        2.28%       (0.48)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $ 9.96              2.31%        2.26%       (0.46)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $10.11              3.15%        2.00%       (0.20)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $10.44              2.76%        2.17%       (0.37)%        1.80%

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $10.14              0.86%        2.11%       (0.08)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.33              0.88%        2.10%       (0.14)%        1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $ 9.11              1.61%        2.23%       (0.43)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $ 9.94              2.32%        2.26%       (0.46)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $10.09              3.19%        1.97%       (0.17)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $10.44              2.77%        2.13%       (0.33)%        1.80%

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $10.14              1.92%        1.03%       (0.05)%        0.98%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.33              1.89%        1.03%       (0.06)%        0.97%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $ 9.10              2.42%        1.17%       (0.17)%        1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $ 9.94              3.06%        1.29%       (0.26)%        1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $10.08              3.88%        1.16%       (0.12)%        1.04%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $10.36              3.56%        1.05%       (0.05)%        1.00%

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $10.14              2.14%        0.88%       (0.13)%        0.75%

OUTLOOK 2010
-------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $11.95              1.44%        1.32%       (0.04)%        1.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.22              1.36%        1.33%       (0.05)%        1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.25              1.69%        1.44%       (0.14)%        1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $11.65              2.25%        1.53%       (0.23)%        1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $12.22              2.74%        1.43%       (0.13)%        1.30%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $12.88              2.45%        1.39%       (0.09)%        1.30%

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $11.95              0.68%        2.07%       (0.04)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.23              0.70%        2.09%       (0.14)%        1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.26              1.19%        2.13%       (0.33)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $11.66              1.73%        2.12%       (0.32)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $12.23              2.23%        1.95%       (0.15)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $12.88              1.93%        1.94%       (0.14)%        1.80%

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.05              0.68%        2.07%       (0.04)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.33              0.67%        2.08%       (0.12)%        1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.35              1.18%        2.21%       (0.41)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $11.75              1.74%        2.12%       (0.32)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $12.32              2.24%        1.96%       (0.16)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $12.97              1.88%        2.52%       (0.72)%        1.80%

                                                                 PORTFOLIO     NET ASSETS AT
                                                        TOTAL     TURNOVER     END OF PERIOD
                                                    RETURN(2)         RATE   (000'S OMITTED)
--------------------------------------------------------------------------------------------
OUTLOOK TODAY

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (1.18)%         73%         $ 38,759
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      15.41%          33%         $ 39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (4.63)%         53%         $ 33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       2.06%          51%         $ 41,543
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       5.79%          58%         $ 46,316
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       4.47%          55%         $ 44,801

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (1.53)%         73%         $ 21,314
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      14.65%          33%         $ 22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (5.15)%         53%         $ 19,428
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       1.54%          51%         $ 16,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       5.30%          58%         $ 11,425
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       3.87%          55%         $  6,457

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (1.51)%         73%         $ 14,622
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      14.61%          33%         $ 13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (5.06)%         53%         $  7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       1.52%          51%         $  7,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       5.36%          58%         $  5,972
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       3.91%          55%         $  7,243

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (1.02)%         73%         $ 16,267
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      15.73%          33%         $ 12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (4.32)%         53%         $  8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       2.40%          51%         $  9,052
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       5.94%          58%         $  3,954
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........       0.53%          55%         $    134

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       0.20%          73%         $     10

OUTLOOK 2010
--------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (1.63)%         53%         $ 83,716
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      20.94%          31%         $ 88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (9.86)%         65%         $ 68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (1.43)%         39%         $ 89,878
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       1.41%          54%         $107,161
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       7.50%          49%         $ 89,056

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (2.08)%         53%         $ 29,806
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      20.16%          31%         $ 34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     (10.34)%         65%         $ 32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (1.92)%         39%         $ 41,166
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       0.93%          54%         $ 36,727
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       6.96%          49%         $ 29,937

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      (2.06)%         53%         $  6,819
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      20.13%          31%         $  8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............     (10.29)%         65%         $  5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (1.90)%         39%         $  5,919
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       0.89%          54%         $  5,850
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       6.91%          49%         $  5,364

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      BEGINNING         NET     NET REALIZED    DIVIDENDS   DISTRIBUTIONS
                                                      NET ASSET  INVESTMENT   AND UNREALIZED     FROM NET        FROM NET    RETURN
                                                      VALUE PER      INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED        OF
                                                          SHARE      (LOSS)      INVESTMENTS       INCOME           GAINS   CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $12.32        0.11            (0.30)       (0.09)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.33        0.19             1.99        (0.19)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $11.75        0.21            (1.33)       (0.24)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $12.32        0.29            (0.43)       (0.30)          (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $12.95        0.33            (0.12)       (0.33)          (0.51)     0.00
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........       $13.83        0.07             0.13        (0.03)          (1.05)     0.00

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       $12.12        0.04            (0.12)        0.00            0.00      0.00

OUTLOOK 2020
-----------------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $12.96        0.08            (0.40)       (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.36        0.14             2.60        (0.14)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $12.29        0.14            (1.93)       (0.14)           0.00      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $13.28        0.13            (0.87)       (0.14)          (0.11)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $14.78        0.24            (0.75)       (0.23)          (0.74)    (0.02)
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       $14.91        0.24             1.33        (0.24)          (1.46)     0.00

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $12.85        0.04            (0.41)       (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.28        0.06             2.57        (0.06)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $12.18        0.07            (1.90)       (0.07)           0.00      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $13.17        0.07            (0.87)       (0.08)          (0.11)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $14.66        0.16            (0.74)       (0.16)          (0.74)    (0.01)
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       $14.79        0.15             1.33        (0.15)          (1.46)     0.00

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $12.93        0.04            (0.41)       (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.34        0.06             2.60        (0.07)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $12.26        0.07            (1.92)       (0.07)           0.00      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $13.25        0.07            (0.87)       (0.08)          (0.11)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $14.74        0.16            (0.74)       (0.16)          (0.74)    (0.01)
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       $14.82        0.11             1.37        (0.10)          (1.46)     0.00

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $13.10        0.10            (0.42)       (0.09)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.47        0.18             2.62        (0.17)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $12.42        0.17            (1.94)       (0.18)           0.00      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $13.42        0.16            (0.87)       (0.18)          (0.11)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $14.89        0.24            (0.72)       (0.23)          (0.74)    (0.02)
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........       $16.01        0.06             0.30        (0.02)          (1.46)     0.00

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       $12.92        0.03            (0.24)        0.00            0.00      0.00

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       $13.53        0.08            (0.49)       (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       $10.48        0.13             3.17        (0.13)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       $13.34        0.11            (2.40)       (0.12)          (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       $15.13        0.12            (1.43)       (0.12)          (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       $16.96        0.17            (1.17)       (0.16)          (0.67)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       $17.15        0.17             2.03        (0.17)          (2.22)     0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    ------------------------------------------------------
                                                     VALUE PER    NET INVESTMENT        GROSS     EXPENSES           NET
                                                         SHARE     INCOME (LOSS)     EXPENSES       WAIVED      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.04              1.74%        0.99%       (0.01)%        0.98%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.32              1.66%        1.00%       (0.04)%        0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.33              1.98%        1.05%       (0.05)%        1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $11.75              2.48%        1.21%       (0.18)%        1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $12.32              3.03%        1.08%       (0.04)%        1.04%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $12.95              2.72%        1.01%       (0.01)%        1.00%

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $12.04              0.66%        0.86%       (0.11)%        0.75%

OUTLOOK 2020
-------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.57              1.28%        1.33%       (0.05)%        1.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.96              1.16%        1.32%       (0.04)%        1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.36              1.16%        1.42%       (0.12)%        1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $12.29              1.35%        1.50%       (0.20)%        1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $13.28              1.63%        1.39%       (0.09)%        1.30%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $14.78              1.52%        1.33%       (0.03)%        1.30%

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.46              0.53%        2.08%       (0.05)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.85              0.51%        2.08%       (0.13)%        1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.28              0.66%        2.13%       (0.33)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $12.18              0.85%        2.08%       (0.28)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $13.17              1.12%        1.94%       (0.14)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $14.66              1.02%        1.95%       (0.15)%        1.80%

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.54              0.53%        2.08%       (0.05)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $12.93              0.47%        2.07%       (0.11)%        1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.34              0.66%        2.20%       (0.40)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $12.26              0.83%        2.08%       (0.28)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $13.25              1.15%        1.96%       (0.16)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $14.74              0.92%        3.28%       (1.48)%        1.80%

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.70              1.59%        1.00%       (0.02)%        0.98%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.10              1.48%        0.99%       (0.03)%        0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.47              1.46%        1.01%       (0.01)%        1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $12.42              1.60%        1.18%       (0.15)%        1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $13.42              1.93%        1.04%        0.00%         1.04%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $14.89              1.69%        1.01%       (0.01)%        1.00%

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $12.71              1.80%        0.89%       (0.14)%        0.75%

OUTLOOK 2030
-------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.05              1.19%        1.34%       (0.06)%        1.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.53              1.15%        1.33%       (0.05)%        1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.48              0.88%        1.52%       (0.22)%        1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.34              0.81%        1.57%       (0.27)%        1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $15.13              0.97%        1.41%       (0.11)%        1.30%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $16.96              0.96%        1.37%       (0.07)%        1.30%

                                                                  PORTFOLIO    NET ASSETS AT
                                                         TOTAL     TURNOVER    END OF PERIOD
                                                     RETURN(2)         RATE  (000'S OMITTED)
--------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (1.55)%        53%         $ 70,612
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       21.33%         31%         $ 63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............       (9.60)%        65%         $ 42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (1.14)%        39%         $ 36,548
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............        1.52%         54%         $ 22,299
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........        1.08%         49%         $  1,661

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       (0.58)%        53%         $     10

OUTLOOK 2020
--------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (2.51)%        38%         $137,835
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       26.58%         31%         $139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (14.65)%        62%         $105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (5.57)%        29%         $137,265
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (3.79)%        39%         $154,871
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       10.45%         43%         $176,460

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (2.90)%        38%         $ 27,531
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       25.71%         31%         $ 32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (15.04)%        62%         $ 31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (6.09)%        29%         $ 43,280
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (4.25)%        39%         $ 47,591
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............        9.90%         43%         $ 47,472

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (2.88)%        38%         $  5,638
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       25.79%         31%         $  8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (15.12)%        62%         $  5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (6.06)%        29%         $  6,767
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (4.26)%        39%         $  6,308
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............        9.87%         43%         $  3,009

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (2.41)%        38%         $135,053
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       26.96%         31%         $116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (14.35)%        62%         $ 89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (5.30)%        29%         $ 94,895
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (3.58)%        39%         $ 64,541
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........        1.74%         43%         $  3,879

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       (1.63)%        38%         $     14

OUTLOOK 2030
--------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.05)%        29%         $100,637
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       31.73%         27%         $106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (17.40)%        68%         $ 75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (8.68)%        27%         $100,884
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (6.29)%        27%         $133,569
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       12.63%         26%         $140,867

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     BEGINNING         NET       NET REALIZED    DIVIDENDS   DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT     AND UNREALIZED     FROM NET        FROM NET    RETURN
                                                     VALUE PER      INCOME     GAIN (LOSS) ON   INVESTMENT        REALIZED        OF
                                                         SHARE      (LOSS)        INVESTMENTS       INCOME           GAINS   CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.31        0.03              (0.49)       (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.32        0.06               3.11        (0.06)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.13        0.04              (2.35)       (0.05)          (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $14.88        0.05              (1.39)       (0.05)          (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $16.72        0.07              (1.16)       (0.08)          (0.67)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $16.93        0.08               2.01        (0.08)          (2.22)     0.00

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.32        0.03              (0.49)       (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.33        0.06               3.12        (0.07)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.14        0.05              (2.36)       (0.05)          (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $14.90        0.04              (1.39)       (0.05)          (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $16.74        0.08              (1.17)       (0.08)          (0.67)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $16.94        0.06               2.01        (0.05)          (2.22)     0.00

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.65        0.10              (0.50)       (0.09)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.57        0.18               3.19        (0.17)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.45        0.14              (2.41)       (0.16)          (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $15.24        0.15              (1.42)       (0.16)          (0.36)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2001 ...............      $17.07        0.17              (1.16)       (0.17)          (0.67)     0.00
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $18.73        0.03               0.54        (0.01)          (2.22)     0.00

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $13.48        0.03              (0.35)        0.00            0.00      0.00

OUTLOOK 2040
------------------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $14.40        0.07(4)           (0.59)        0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.65        0.12(4)            3.75        (0.12)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.55        0.08(4)           (2.81)       (0.08)          (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $15.50        0.03              (1.80)        0.00           (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $18.78        0.02              (1.98)       (0.03)          (1.29)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $17.87        0.05               2.78        (0.05)          (1.87)     0.00

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.86        0.02(4)           (0.57)        0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.28        0.04(4)            3.61        (0.07)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.08        0.02(4)           (2.70)       (0.03)          (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $15.05       (0.05)             (1.74)        0.00           (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $18.34       (0.05)             (1.95)        0.00           (1.29)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $17.52       (0.04)              2.73         0.00           (1.87)     0.00

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.86        0.02(4)           (0.58)        0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.28        0.03(4)            3.62        (0.07)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.09        0.02(4)           (2.71)       (0.03)          (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $15.06       (0.04)             (1.75)        0.00           (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $18.34       (0.05)             (1.94)        0.00           (1.29)     0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $17.53       (0.04)              2.72         0.00           (1.87)     0.00

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $14.59        0.09(4)           (0.60)        0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $10.77        0.16(4)            3.81        (0.15)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $13.71        0.12(4)           (2.85)       (0.12)          (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $15.64        0.07              (1.82)        0.00           (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $18.90        0.07              (1.99)       (0.05)          (1.29)     0.00
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $19.97        0.00               0.80         0.00           (1.87)     0.00

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $14.53        0.03(4)           (0.47)        0.00            0.00      0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4)   CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    ------------------------------------------------------
                                                     VALUE PER    NET INVESTMENT        GROSS     EXPENSES           NET
                                                         SHARE     INCOME (LOSS)     EXPENSES       WAIVED      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.83              0.45%        2.09%       (0.06)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.31              0.50%        2.09%       (0.15)%        1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.32              0.38%        2.21%       (0.41)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.13              0.30%        2.17%       (0.37)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $14.88              0.47%        2.00%       (0.20)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $16.72              0.44%        1.98%       (0.18)%        1.80%

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $12.84              0.45%        2.09%       (0.06)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.32              0.45%        2.08%       (0.12)%        1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.33              0.39%        2.44%       (0.64)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.14              0.29%        2.17%       (0.37)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $14.90              0.49%        2.16%       (0.36)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $16.74              0.36%        5.37%       (3.57)%        1.80%

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.16              1.48%        1.01%       (0.03)%        0.98%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.65              1.46%        1.00%       (0.04)%        0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.57              1.17%        1.07%       (0.07)%        1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.45              1.05%        1.24%       (0.21)%        1.03%
MARCH 1, 2001 TO FEBRUARY 28, 2001 ...............      $15.24              1.27%        1.05%        0.00%         1.05%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $17.07              1.06%        1.02%       (0.02)%        1.00%

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $13.16              1.43%        0.87%       (0.12)%        0.75%

OUTLOOK 2040
-------------------------------------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.88              1.02%        1.30%       (0.02)%        1.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $14.40              0.95%        1.33%       (0.06)%        1.27%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.65              0.65%        1.49%       (0.19)%        1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.55              0.24%        1.55%       (0.25)%        1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $15.50              0.15%        1.41%       (0.11)%        1.30%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $18.78              0.24%        1.36%       (0.06)%        1.30%

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.31              0.27%        2.05%       (0.02)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.86              0.31%        2.09%       (0.15)%        1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.28              0.15%        2.23%       (0.43)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.08             (0.27)%       2.14%       (0.34)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $15.05             (0.35)%       2.05%       (0.25)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $18.34             (0.28)%       1.95%       (0.15)%        1.80%

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $13.30              0.27%        2.05%       (0.02)%        2.03%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $13.86              0.28%        2.08%       (0.14)%        1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.28              0.15%        2.31%       (0.51)%        1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.09             (0.27)%       2.14%       (0.34)%        1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $15.06             (0.35)%       1.96%       (0.16)%        1.80%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............      $18.34             (0.30)%       2.55%       (0.75)%        1.80%

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....      $14.08              1.33%        0.97%       (0.00)%        0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............      $14.59              1.29%        1.01%       (0.05)%        0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      $10.77              0.96%        1.03%       (0.03)%        1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      $13.71              0.54%        1.22%       (0.20)%        1.02%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      $15.64              0.46%        1.07%       (0.03)%        1.04%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........      $18.90              0.24%        1.01%       (0.01)%        1.00%

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..      $14.09              1.18%        0.83%       (0.08)%        0.75%

                                                                   PORTFOLIO    NET ASSETS AT
                                                         TOTAL      TURNOVER    END OF PERIOD
                                                     RETURN(2)          RATE  (000'S OMITTED)
---------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.46)%          29%        $ 17,687
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       30.82%           27%        $ 21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (17.76)%          68%        $ 20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (9.10)%          27%        $ 27,913
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (6.79)%          27%        $ 34,570
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       12.13%           26%        $ 36,406

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.46)%          29%        $  4,625
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       30.88%           27%        $  5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (17.78)%          68%        $  2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (9.12)%          27%        $  3,412
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............       (6.79)%          27%        $  3,467
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       12.05%           26%        $  1,293

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (2.95)%          29%        $ 68,972
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       32.13%           27%        $ 56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (17.10)%          68%        $ 35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............       (8.47)%          27%        $ 30,749
MARCH 1, 2001 TO FEBRUARY 28, 2001 ...............       (6.08)%          27%        $ 19,156
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........        2.39%           26%        $  1,203

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       (2.37)%          29%        $     10

OUTLOOK 2040
---------------------------------------------------------------------------------------------

A SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.61)%          19%        $152,396
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       36.52%           18%        $156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (20.24)%          54%        $111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (11.45)%          14%        $169,829
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      (11.09)%          20%        $218,085
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       15.65%           29%        $306,002

B SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.97)%          19%        $ 31,358
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       35.58%           18%        $ 42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (20.60)%          54%        $ 43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (11.93)%          14%        $ 67,290
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      (11.53)%          20%        $ 84,993
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       15.07%           29%        $ 93,757

C SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (4.04)%          19%        $  4,151
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       35.62%           18%        $  5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (20.66)%          54%        $  3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (11.92)%          14%        $  5,432
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      (11.52)%          20%        $  6,349
MARCH 1, 1999 TO FEBRUARY 29, 2000 ...............       15.07%           29%        $  6,095

INSTITUTIONAL SHARES
MARCH 1, 2004 TO AUGUST 31, 2004 (UNAUDITED) .....       (3.50)%          19%        $ 41,767
MARCH 1, 2003 TO FEBRUARY 29, 2004 ...............       37.06%           18%        $ 33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 ...............      (20.02)%          54%        $ 29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 ...............      (11.22)%          14%        $ 33,976
MARCH 1, 2000 TO FEBRUARY 28, 2001 ...............      (10.80)%          20%        $ 31,613
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000 .........        3.27%           29%        $  1,069

SELECT SHARES
JUNE 30, 2004(3) TO AUGUST 31, 2004 (UNAUDITED) ..       (3.03)%          19%        $     10

WELLS FARGO OUTLOOK FUNDS              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 72 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund. Each Fund is a diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2004.

      At February 29, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                              Capital Loss
      Fund                                Year Expires        Carryforwards
--------------------------------------------------------------------------------
      OUTLOOK TODAY                           2012             $   180,460
--------------------------------------------------------------------------------
      OUTLOOK 2010                            2012               4,198,359
--------------------------------------------------------------------------------
      OUTLOOK 2020                            2010                 408,192
--------------------------------------------------------------------------------
                                              2011               1,722,187

                                              2012               6,414,609
--------------------------------------------------------------------------------
      OUTLOOK 2030                            2012               1,616,214
--------------------------------------------------------------------------------
      OUTLOOK 2040                            2010                 797,881

                                              2011               4,325,640

                                              2012              14,370,242

      At February 29, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                 Deferred
                                                               Post-October
      Fund                                                     Capital Loss
--------------------------------------------------------------------------------
      OUTLOOK 2040                                                $26,040
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at August 31, 2004 are shown on the Statement of Assets and Liabilities.

WELLS FARGO OUTLOOK FUNDS              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                            Money
                       Repurchase  Short-Term   Mid-Term    Market
      Fund             Agreements  Securities  Securities    Fund    Total
--------------------------------------------------------------------------------
      OUTLOOK TODAY        28%        57%         15%         0%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2010         30%        26%         43%         1%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2020         33%        29%         37%         1%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2030         33%        28%         38%         1%      100%
--------------------------------------------------------------------------------
      OUTLOOK 2040         32%        28%         39%         1%      100%
--------------------------------------------------------------------------------

      Fund                     A Ratings   AA Ratings  AAA Ratings    Total
--------------------------------------------------------------------------------
      OUTLOOK TODAY               65%          8%          27%        100%
--------------------------------------------------------------------------------
      OUTLOOK 2010                58%         15%          27%        100%
--------------------------------------------------------------------------------
      OUTLOOK 2020                64%          8%          28%        100%
--------------------------------------------------------------------------------
      OUTLOOK 2030                64%          8%          28%        100%
--------------------------------------------------------------------------------
      OUTLOOK 2040                64%          8%          28%        100%
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                         Sub-Advisory
                                             Advisory Fee*                                                   Fee
                                                 (% of                                                      (% of
                          Average Daily      Average Daily                           Average Daily       Average Daily
      Fund                 Net Assets         Net Assets)       Sub-Adviser            Net Assets         Net Assets)
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY      $0 - 499 million        0.650        Barclays Global        $0 - 100 million        0.25
                       $500 - 999 million        0.600         Fund Advisors      >$100 - 200 million        0.20
                       $1 - $2.99 billion        0.550                                  >$200 million        0.15
                        $3 - 4.99 billion        0.525
                              >$5 billion        0.500
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010       $0 - 499 million        0.650        Barclays Global        $0 - 100 million        0.25
                       $500 - 999 million        0.600         Fund Advisors      >$100 - 200 million        0.20
                       $1 - $2.99 billion        0.550                                  >$200 million        0.15
                        $3 - 4.99 billion        0.525
                              >$5 billion        0.500
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020       $0 - 499 million        0.650        Barclays Global        $0 - 100 million        0.25
                       $500 - 999 million        0.600         Fund Advisors      >$100 - 200 million        0.20
                       $1 - $2.99 billion        0.550                                  >$200 million        0.15
                        $3 - 4.99 billion        0.525
                              >$5 billion        0.500
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                                                         Sub-Advisory
                                             Advisory Fee*                                                   Fee
                                                 (% of                                                      (% of
                          Average Daily      Average Daily                           Average Daily       Average Daily
      Fund                 Net Assets         Net Assets)       Sub-Adviser            Net Assets         Net Assets)
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030       $0 - 499 million        0.650        Barclays Global        $0 - 100 million         0.25
                       $500 - 999 million        0.600         Fund Advisors      >$100 - 200 million         0.20
                       $1 - $2.99 billion        0.550                                  >$200 million         0.15
                        $3 - 4.99 billion        0.525
                              >$5 billion        0.500
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040       $0 - 499 million        0.650        Barclays Global        $0 - 100 million         0.25
                       $500 - 999 million        0.600         Fund Advisors      >$100 - 200 million         0.20
                       $1 - $2.99 billion        0.550                                  >$200 million         0.15
                        $3 - 4.99 billion        0.525
                              >$5 billion        0.500

      *Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of average daily net assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                            Admin Fee**
                               Average Daily               (% of Average
                                 Net Assets               Daily Net Assets)
--------------------------------------------------------------------------------
      FUND LEVEL             $0 - 4.99 billion                  0.05
                             $5 - 9.99 billion                  0.04
                                 >9.99 billion                  0.03
--------------------------------------------------------------------------------
      CLASS A                                                   0.28
--------------------------------------------------------------------------------
      CLASS B                                                   0.28
--------------------------------------------------------------------------------
      CLASS C                                                   0.28
--------------------------------------------------------------------------------
      INSTITUTIONAL                                             0.20
--------------------------------------------------------------------------------
      SELECT                                                    0.10

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                        % Of Average Daily
                                                            Net Assets
--------------------------------------------------------------------------------
      ALL FUNDS                                                0.02
--------------------------------------------------------------------------------

WELLS FARGO OUTLOOK FUNDS              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                          % Of Average Daily
                                                              Net Assets
--------------------------------------------------------------------------------
      CLASS A                                                    0.25
--------------------------------------------------------------------------------
      CLASS B                                                    0.25
--------------------------------------------------------------------------------
      CLASS C                                                    0.25
--------------------------------------------------------------------------------

      For the six months ended August 31, 2004, shareholder servicing fees paid were as follows:

      Fund                         Class A         Class B         Class C
--------------------------------------------------------------------------------
      OUTLOOK TODAY               $ 49,251        $ 27,230        $ 17,956
--------------------------------------------------------------------------------
      OUTLOOK 2010                 106,934          39,928           9,821
--------------------------------------------------------------------------------
      OUTLOOK 2020                 168,152          37,921           9,515
--------------------------------------------------------------------------------
      OUTLOOK 2030                 128,455          24,109           6,750
--------------------------------------------------------------------------------
      OUTLOOK 2040                 193,969          45,010           6,230
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      For the six months ended August 31, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended August 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Net operating expense ratios during the period were as follows:

NET OPERATING EXPENSES*

      Fund               Class A     Class B     Class C  Institutional   Select
--------------------------------------------------------------------------------
      OUTLOOK TODAY       1.25%       2.00%       2.00%       0.95%       0.75%
--------------------------------------------------------------------------------
      OUTLOOK 2010        1.25%       2.00%       2.00%       0.95%       0.75%
--------------------------------------------------------------------------------
      OUTLOOK 2020        1.25%       2.00%       2.00%       0.95%       0.75%
--------------------------------------------------------------------------------
      OUTLOOK 2030        1.25%       2.00%       2.00%       0.95%       0.75%
--------------------------------------------------------------------------------
      OUTLOOK 2040        1.25%       2.00%       2.00%       0.95%       0.75%
--------------------------------------------------------------------------------

      *Effective July 1, 2004 for Class A, B, C and Institutional Class. The Select Class commenced operations on June 30, 2004. Prior to July 1, 2004, the Funds' net operating expenses were as follows:

      Fund                        Class A     Class B     Class C  Institutional
--------------------------------------------------------------------------------
      OUTLOOK TODAY                1.30%       2.05%       2.05%       1.00%
--------------------------------------------------------------------------------
      OUTLOOK 2010                 1.30%       2.05%       2.05%       1.00%
--------------------------------------------------------------------------------
      OUTLOOK 2020                 1.30%       2.05%       2.05%       1.00%
--------------------------------------------------------------------------------
      OUTLOOK 2030                 1.30%       2.05%       2.05%       1.00%
--------------------------------------------------------------------------------
      OUTLOOK 2040                 1.30%       2.05%       2.05%       1.00%
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended August 31, 2004, were as follows:

                                Purchases at Cost                     Sales Proceeds
      Fund              U.S. Government       Other         U.S. Government        Other
-------------------------------------------------------------------------------------------
      OUTLOOK TODAY       $62,612,433       $ 6,416,853       $60,628,340       $ 3,725,556
-------------------------------------------------------------------------------------------
      OUTLOOK 2010         89,327,623        14,324,361        89,365,826        11,564,030
-------------------------------------------------------------------------------------------
      OUTLOOK 2020         98,278,831        34,476,488        93,709,271        20,308,550
-------------------------------------------------------------------------------------------
      OUTLOOK 2030         40,969,055        22,299,450        39,645,783        14,159,759
-------------------------------------------------------------------------------------------
      OUTLOOK 2040         24,753,162        21,715,748        24,788,425        18,546,237
-------------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended August 31, 2004, there were no borrowings under the agreement.

WELLS FARGO OUTLOOK FUNDS              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 97 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

-------------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***       PAST FIVE YEARS                          OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Robert C. Brown            Trustee since 1992          Retired.                                 None
73
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee since 1987          Private Investor/Real Estate             None
60                                                     Developer; Chairman of White
                                                       Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***       PAST FIVE YEARS                          OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee since 1987          Wake Forest University,                  None
62                                                     Calloway School of Business and
                                                       Accountancy, Associate Professor
                                                       of Finance.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee since 1998          Chairman, CEO, and Co-                   None
62                         (Lead Trustee since         Founder of Crystal Geyser
                           2001)                       Water Company and President
                                                       of Crystal Geyser Roxane Water
                                                       Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee since 1987          Retired. Prior thereto, President        None
71                                                     of Richard M. Leach Associates
                                                       (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee since 1996          Senior Counselor to the public           None
52                                                     relations firm of Himle-Horner
                                                       and Senior Fellow at the
                                                       Humphrey Institute,
                                                       Minneapolis, Minnesota (a pub-
                                                       lic policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee since 1996          Principal in the law firm of             None
64                                                     Willeke & Daniels.

WELLS FARGO OUTLOOK FUNDS                          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE           PAST FIVE YEARS                          OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President since             Executive Vice President of Wells        None
45                         2003                        Fargo Bank, N.A. President of
                                                       Wells Fargo Funds Management,
                                                       LLC. Senior Vice President and
                                                       Chief Administrative Officer of
                                                       Wells Fargo Funds Management,
                                                       LLC from 2001 to 2003. Vice
                                                       President of Wells Fargo Bank,
                                                       N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo         Treasurer since 2003        Senior Vice President of Wells           None
35                                                     Fargo Bank, N.A. Senior Vice
                                                       President of Operations for
                                                       Wells Fargo Funds
                                                       Management, LLC. Prior there-
                                                       to, Operations Manager at
                                                       Scudder Weisel Capital, LLC
                                                       (2000 to 2001), Director of
                                                       Shareholder Services at BISYS
                                                       Fund Services (1999 to 2000)
                                                       and Assistant Vice President of
                                                       Operations with Nicholas-
                                                       Applegate Capital Management
                                                       (1993 to 1999).
-------------------------------------------------------------------------------------------------------------------
C. David Messman           Secretary since 2000        Vice President and Managing              None
44                                                     Senior Counsel of Wells Fargo
                                                       Bank, N.A. Senior Vice
                                                       President and Secretary of Wells
                                                       Fargo Funds Management, LLC.
                                                       Vice President and Senior
                                                       Counsel of Wells Fargo Bank,
                                                       N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                  WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE  INFORMATION  ABOUT WELLS FARGO   THIS REPORT AND THE FINANCIAL STATEMENTS
FUNDS(R) IS AVAILABLE FREE UPON        CONTAINED HEREIN ARE SUBMITTED FOR THE
REQUEST. TO OBTAIN LITERATURE, PLEASE  GENERAL INFORMATION OF THE SHAREHOLDERS
WRITE OR CALL:                         OF THE WELLS FARGO FUNDS. IF THIS REPORT
                                       IS USED FOR PROMOTIONAL PURPOSES,
WELLS FARGO FUNDS                      DISTRIBUTION OF THE REPORT MUST BE
PO BOX 8266                            ACCOMPANIED OR PRECEDED BY A CURRENT
BOSTON, MA 02266-8266                  PROSPECTUS. FOR A PROSPECTUS CONTAINING
                                       MORE COMPLETE INFORMATION, INCLUDING
WELLS FARGO FUNDS INVESTOR SERVICES:   CHARGES AND EXPENSES, CALL
1-800-222-8222 OR VISIT OUR WEB SITE   1-800-222-8222. PLEASE CONSIDER THE
AT WWW.WELLSFARGOFUNDS.COM.            INVESTMENT OBJECTIVES, RISKS, CHARGES
                                       AND EXPENSES OF THE INVESTMENT CAREFULLY
                                       BEFORE INVESTING. THIS AND OTHER
                                       INFORMATION ABOUT WELLS FARGO FUNDS CAN
                                       BE FOUND IN THE CURRENT PROSPECTUS. READ
                                       THE PROSPECTUS CAREFULLY BEFORE YOU
                                       INVEST OR SEND MONEY.

                                       WELLS FARGO FUNDS MANAGEMENT, LLC, A
                                       WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO &
                                       COMPANY, PROVIDES INVESTMENT ADVISORY
                                       AND ADMINISTRATIVE SERVICES FOR THE
                                       WELLS FARGO FUNDS. OTHER AFFILIATES OF
                                       WELLS FARGO & COMPANY PROVIDE
                                       SUB-ADVISORY AND OTHER SERVICES FOR THE
                                       FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                       STEPHENS INC., MEMBER NYSE/SIPC. WELLS
                                       FARGO & COMPANY AND ITS AFFILIATES ARE
                                       NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                                 SAR 003 (10/04)



ITEM 2.  CODE OF ETHICS
=======================
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not applicable.

ITEMS 5-6.
==========
Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.
=======
Not applicable.

ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                               Wells Fargo Funds Trust

                                               By:    /s/ Karla M. Rabusch
                                                      --------------------
                                                      Karla M. Rabusch
                                                      President

                                               By::   /s/ Stacie D. DeAngelo
                                                      ----------------------
                                                      Stacie D. DeAngelo
                                                      Treasurer

                                               Date: October 8, 2004

                                  CERTIFICATION
                                  -------------

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 8, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION
                                  -------------

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 8, 2004

/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: October 8, 2004

                                /s/ Karla M. Rabusch
                                --------------------
                                Karla M. Rabusch
                                President
                                Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: October 8, 2004

                                /s/ Stacie D. DeAngelo
                                ----------------------
                                Stacie D. DeAngelo
                                Treasurer
                                Wells Fargo Funds Trust